SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT (No. 2-76309)
  UNDER THE SECURITIES ACT OF 1933 [X]
 Pre-Effective Amendment No.           [  ]
 Post-Effective Amendment No. 31  [X]
and
REGISTRATION STATEMENT (No. 811-3407)
 UNDER THE INVESTMENT COMPANY ACT OF 1940    [ ]
 Amendment No. 31 [ X]
Fidelity Institutional Tax-Exempt Cash Portfolios
(Exact Name of Registrant as Specified in Charter)
82 Devonshire St., Boston, Massachusetts 02109
(Address Of Principal Executive Offices)  (Zip Code)
Registrant's Telephone Number:  617-563-7000
Siobhan Perkins
Morris, Nichols, Arsht & Tunnell
1201 N. Market Street, P.O. Box 1347
Wilmington, DE 19899-1347
(Name and Address of Agent for Service)
It is proposed that this filing will become effective
 (  ) immediately upon filing pursuant to paragraph (b)
 ( X ) on November 1, 1995 pursuant to paragraph (b)
 (  ) 60 days after filing pursuant to paragraph (a)(i)
 (  ) on (             ) pursuant to paragraph (a)(i)
 (  ) 75 days after filing pursuant to paragraph (a)(ii)
 (  ) on (            ) pursuant to paragraph (a)(ii) of rule 485.
If appropriate, check the following box:
 ( ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Registrant has filed a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940 and filed the Notice required by such Rule on May 23, 1995.
FIDELITY INSTITUTIONAL MONEY MARKET FUNDS CLASS I

CROSS REFERENCE SHEET
FORM N-1A

ITEM NUMBER   PROSPECTUS SECTION


1            ..............................   Cover Page

2            ..............................   Expenses

3     a      ..............................   Financial Highlights

      b      ..............................   *

      c      ..............................   Performance

      d      ..............................   Cover Page

4     a      i.............................   Charter

             ii...........................    Investment Principles and Risks; Securities and
                                              Investment Practices; Fundamental Investment
                                              Policies and Restrictions

      b      ..............................   Securities and Investment Practices

      c      ..............................   Who May Want to Invest; Investment Principles
                                              and Risks; Securities and Investment Practices

5     a      ..............................   Charter

      b      i.............................   FMR and Its Affiliates

             ii...........................    FMR and Its Affiliates; Charter; Breakdown of
                                              Expenses

             iii..........................    Expenses; Breakdown of Expenses; Management
                                              Fee

      c      ..............................   FMR and Its Affiliates

      d      ..............................   Charter; Breakdown of Expenses; Cover Page;
                                              FMR and Its Affiliates

      e      ..............................   FMR and its Affiliates; Breakdown of Expenses;
                                              Other Expenses

      f      ..............................   Expenses

      g      ..............................   Expenses; FMR and Its Affiliates

      5A     ..............................   *

6     a      i.............................   Charter

             ii...........................    How to Buy Shares; How to Sell Shares; Investor
                                              Services; Transaction Details; Exchange
                                              Restrictions

             iii..........................    *

      b      .............................    FMR and Its Affiliates

      c      ..............................   Charter

      d      ..............................   Cover Page; Charter

      e      ..............................   Cover Page; How to Buy Shares; How to Sell
                                              Shares; Investor Services; Exchange Restrictions

      f, g   ..............................   Dividends, Capital Gains, and Taxes

7     a      ..............................   Charter; Cover Page

      b      ..............................   How to Buy Shares; Transaction Details

      c      ..............................   *

      d      ..............................   How to Buy Shares

      e      ..............................   Transaction Details; Breakdown of Expenses

      f      ..............................   Breakdown of Expenses; Other Expenses

8            ..............................   How to Sell Shares; Investor Services; Transaction
                                              Details; Exchange Restrictions

9            ..............................   *


* Not Applicable


FIDELITY INSTITUTIONAL
MONEY MARKET
FUNDS - CLASS I
Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how each fund invests and the services available to shareholders.
To learn more about each fund and its investments, you can obtain a copy of the applicable fund's most recent financial report and portfolio listing or a copy of the Statement of Additional Information (SAI) dated November 1, 1995. The SAI has been filed with the Securities and Exchange Commission
(SEC) and is incorporated herein by reference (legally forms a part of the
prospectus). For a free copy of either document,    contact     your
financial institution, or call Fidelity Client Services at 1-800-843-3001. INVESTMENTS IN THE FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT A FUND WILL MAINTAIN A STABLE $1.00 SHARE PRICE.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR
OBLIGATIONS OF, OR GUARANTEED BY, ANY
DEPOSITORY INSTITUTION. SHARES ARE NOT
INSURED BY THE FDIC, THE FEDERAL RESERVE
BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT
TO INVESTMENT RISK, INCLUDING THE POSSIBLE
LOSS OF PRINCIPAL.

LIKE ALL MUTUAL FUNDS, THESE
SECURITIES HAVE NOT BEEN APPROVED
OR DISAPPROVED BY THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE
SECURITIES COMMISSION, NOR HAS THE
SECURITIES AND EXCHANGE COMMISSION
OR ANY STATE SECURITIES COMMISSION
PASSED UPON THE ACCURACY OR
ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.
   IMMI-pro-1195
FIDELITY INSTITUTIONAL CASH PORTFOLIOS (FICP):
Treasury (formerly Treasury II)
Government
Domestic
Money Market
DAILY MONEY FUND (DMF):
Treasury Only
FIDELITY INSTITUTIONAL TAX-EXEMPT CASH PORTFOLIOS (FITECP):
Tax-Exempt
FIDELITY MONEY MARKET TRUST (FMMT):
Rated Money Market (formerly Domestic Money Market Portfolio)
PROSPECTUS
NOVEMBER 1, 1995
(FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET, BOSTON, MA 02109
CONTENTS



KEY FACTS                                WHO MAY WANT TO INVEST

                                         EXPENSES Class I's yearly operating expenses.

                                         FINANCIAL HIGHLIGHTS A summary of each fund's
                                         financial data.

                                         PERFORMANCE

THE FUNDS IN DETAIL                      CHARTER How each fund is organized.

                                         INVESTMENT PRINCIPLES AND RISKS Each fund's
                                         overall approach to investing.

                                         BREAKDOWN OF EXPENSES How operating costs are calculated and what they include.

YOUR ACCOUNT                             HOW TO BUY SHARES Opening an account and
                                         making additional investments.

                                         HOW TO SELL SHARES Taking money out and closing
                                         your account.

                                         INVESTOR SERVICES Services to help you manage
                                         your account.

SHAREHOLDER AND ACCOUNT POLICIES         DIVIDENDS, CAPITAL GAINS, AND TAXES

                                         TRANSACTION DETAILS Share price calculations and
                                         the timing of purchases and redemptions.

                                         EXCHANGE RESTRICTIONS


KEY FACTS


WHO MAY WANT TO INVEST
Each fund offers institutional and corporate investors a convenient and economical way to invest in a professionally managed portfolio of money market instruments.
Each fund is designed for investors who would like to earn current income while preserving the value of their investment.
The rate of income will vary from day to day, generally reflecting short-term interest rates.
Each fund is managed to keep its share price stable at $1.00.    Each of
Treasury Only, Treasury, and Government     offers an added measure of
safety with its focus on U.S. Government securities.
None of the funds constitutes a balanced investment plan. However, because they emphasize stability, they could be well-suited for a portion of your investment.
Each fund is composed of multiple classes of shares. Each class of a fund has a common investment objective and investment portfolio. Class I shares do not have a sales charge and do not pay a distribution fee. Class II shares do not have a sales charge, but do pay a 0.15% distribution fee. Class III shares do not have a sales charge, but do pay a 0.25% distribution fee. Because Class I shares have no sales charge and do not pay a distribution fee, Class I shares are expected to have a higher total return than Class II and Class III shares. You may obtain more information about Class II and Class III shares, which are not offered through this prospectus, from your financial institution, or by calling Fidelity Client Services at 1-800-843-3001. Contact your financial institution to discuss which class is appropriate for you.
EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you pay when you buy or sell Class I shares of a fund.
Maximum sales charge on purchases and   None
reinvested distributions

Maximum deferred sales   None
charge

Redemption fee   None

Exchange fee   None

ANNUAL OPERATING EXPENSES are paid out of each fund's assets. Each fund pays a management fee to Fidelity Management & Research Company (FMR). FMR
is responsible for the payment of all other expenses    of     Treasury
Only and Rated Money Market with certain limited exceptions. Each fund, other than Treasury Only and Rated Money Market, also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder statements and financial reports.
Class I's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see "Breakdown of Expenses" on page ).
The following are projections based on estimated or historical expenses of Class I of each fund and are calculated as a percentage of average net assets of Class I of each fund.
       Class I Operating Expenses

TREASURY      Management fee                    0.15%
                                                A

              12b-1 fee (Distribution fee)      None

              Other expenses                    0.05
                                                %

              Total operating expenses          0.20%
                                                A

GOVERNMENT    Management fee                    0.16%
                                                A

              12b-1 fee (Distribution fee)      None

              Other expenses                    0.04
                                                %

              Total operating expenses          0.20%
                                                A

   A AFTER EXPENSE REDUCTIONS.
                      Class I Operating Expenses

DOMESTIC             Management fee                    0.13%
                                                       A

                     12b-1 fee (Distribution fee)      None

                     Other expenses                    0.07
                                                       %

                     Total operating expenses          0.20%
                                                       A

MONEY MARKET         Management fee                    0.14%
                                                       A

                     12b-1 fee (Distribution fee)      None

                     Other expenses                    0.04
                                                       %

                     Total operating expenses          0.18%
                                                       A

TREASURY ONLY        Management fee                    0.20%
                                                       A

                     12b-1 fee (Distribution fee)      None

                     Other expenses                    0.00
                                                       %

                     Total operating expenses          0.20%
                                                       A

TAX-EXEMPT           Management fee                    0.14%
                                                       A

                     12b-1 fee (Distribution fee)      None

                     Other expenses                    0.06
                                                       %

                     Total operating expenses          0.20%
                                                       A

RATED MONEY MARKET   Management fee                    0.20%
                                                       A

                     12b-1 fee (Distribution fee)      None

                     Other expenses                    0.00
                                                       %

                     Total operating expenses          0.20%
                                                       A

   A AFTER EXPENSE REDUCTIONS.
EXPENSE TABLE EXAMPLE: You would pay the following expenses on a $1,000 investment in Class I shares, assuming a 5% annual return and full redemption at the end of each time period:
                        1             3              5              10
                        Year          Years          Years          Years

Treasury                $  2          $  6           $  11          $  26

Government              $  2          $  6           $  11          $  26

Domestic                $  2          $  6           $  11          $  26

Money Market            $  2          $  6           $  10          $  23

Treasury Only           $  2          $  6           $  11          $  26

Tax-Exempt              $  2          $  6           $  11          $  26

Rated Money Market      $  2          $  6           $  11          $  26

THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT MEANT TO SUGGEST ACTUAL OR EXPECTED COSTS OR RETURNS, ALL OF WHICH MAY VARY.
FMR has voluntarily agreed to reimburse Class I of each fund to the extent that total operating expenses (excluding interest, taxes, brokerage
commissions, and extraordinary expenses)    are in excess of 0.20% (0.18%
for Money Market) of its average net assets. If these agreements were not in effect, the management fees and total operating expenses for Class I of each fund would have been the following amounts, as a percentage of average net assets: 0.20% and 0.25% for Treasury; 0.20% and 0.24% for Government; 0.20% and 0.24% for Money Market; 0.20% and 0.27% for Domestic; 0.42% and 0.42% for Treasury Only; 0.20% and 0.26% for Tax-Exempt; and 0.42% and 0.42% for Rated Money Market.

FINANCIAL HIGHLIGHTS
The financial highlights tables that follow and each fund's financial statements are included in each fund's Annual Report and have been audited
by independent accountants.    Price Waterhouse LLP     serves as
independent accountants for each of the FICP funds, while    Coopers &
Lybrand L.L.P.     serves as independent accountants for Tax-Exempt,
Treasury Only, and Rated Money Market. Their reports, as applicable, on the financial statements and financial highlights are included in each Annual Report. The financial statements, the financial highlights, and the reports are incorporated by reference into the funds' SAI, which may be obtained
free of charge from Fidelity Client Services at the    phone     number
listed on page . Class II of each fund will comemnce operations on or about November 1, 1995. Class III of Treasury Only, Tax-Exempt, and Rated Money Market will commence operations on or about November 1, 1995.
   FICP: TREASURY (FORMERLY TREASURY II) - CLASS I



    1.Selected Per-Share Data

 2.Years ended March 31
1987A          1988          1989          1990          1991          1992          1993          1994          1995

 3.Net asset value, beginning of
$ 1.000        $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000
 period

 4.Income from Investment
 Operations

 5. Net interest income
 .009           .064          .078          .088          .076          .053          .034          .030          .047

 6.Less Distributions

 7. From net interest income
(.009)         (.064)        (.078)        (.088)        (.076)        (.053)        (.034)        (.030)        (.047)

 8.Net asset value, end of period
$ 1.000        $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000

 9.Total return B
 .93%           6.60          8.11          9.13          7.87          5.41          3.46          3.06          4.78
               %             %             %             %             %             %             %             %

 10.RATIOS AND SUPPLEMENTAL DATA

 11.Net assets, end of period (000
$ 26,314       $ 379,50      $ 658,06      $ 1,481,3     $ 3,281,6     $ 5,476,8     $ 5,589,6     $ 4,551,9     $ 4,688,1
 omitted)      1             8             24            86            52            63            18            98

 12.Ratio of expenses to average net
 .20%           .20           .20           .19           .18           .18           .18           .18           .18
 assets
C              %             %             %             %             %             %             %             %

 13.Ratio of expenses to average net
 .99%          .32            .26           .27           .25           .25           .23           .24           .25
 assets before
C             %              %             %             %             %             %             %             %
 expense reductions

 14.Ratio of net interest income to
6.11%         6.46           7.92          8.63          7.50          5.12          3.38          3.01          4.71
 average net assets
C             %              %             %             %             %             %             %             %


   A FEBRUARY 2, 1987 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 1987
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C ANNUALIZED
FICP: TREASURY (FORMERLY TREASURY II) - CLASS III

   15.Selected Per-Share Data

   16.Years ended March 31                                                        1994A                  1995

   17.Net asset value, beginning of period                                        $ 1.000                $ 1.000

   18.Income from Investment Operations

   19. Net interest income                                                         .012            .044

   20.Less Distributions

   21. From net interest income                                                    (.012)                 (.044)

   22.Net asset value, end of period                                              $ 1.000                $ 1.000

   23.Total return B                                                               1.21%           4.45
                                                                                                         %

   24.RATIOS AND SUPPLEMENTAL DATA

   25.Net assets, end of period (000 omitted)                                     $ 5,175                $ 585,57
                                                                                                         1

   26.Ratio of expenses to average net assets                                      .50%            .50
                                                                                  C                      %

   27.Ratio of expenses to average net assets before expense reductions            .56%            .81
                                                                                  C                      %

   28.Ratio of net interest income to average net assets                           2.69%           4.91
                                                                                  C                      %


   A  OCTOBER 22, 1993 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 1994
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C ANNUALIZED
FICP: GOVERNMENT - CLASS I



    29.Selected Per-Share
 Data

 30.Years ended March 31
1986 A       1987        1988         1989         1990         1991         1992         1993         1994         1995

 31.Net asset value,
$ 1.000      $ 1.000     $ 1.000      $ 1.000      $ 1.000      $ 1.000      $ 1.000      $ 1.000      $ 1.000      $ 1.000
 beginning of period

 32.Income from
 Investment Operations

 33. Net interest income
 .053         .063       .068          .079         .088         .077         .054          .035        .031          .048

 34.Less Distributions

 35. From net interest
(.053)      (.063)      (.068)       (.079)       (.088)       (.077)       (.054)        (.035)       (.031)        (.048)
 income

 36.Net asset value, end of
$ 1.000      $ 1.000     $ 1.000      $ 1.000     $ 1.000      $ 1.000      $ 1.000      $ 1.000      $ 1.000        $1.000
 period

 37.Total return B
5.47%         6.51         6.98         8.19        9.15        7.94          5.55         3.56         3.13          4.86
              %            %            %           %           %             %            %            %             %

 38.RATIOS AND SUPPLEMENTAL
 DATA

 39.Net assets, end of
$ 511,720    $ 1,358,6   $ 1,878,7    $ 1,918,3    $ 2,815,6    $ 3,613,8    $ 4,603,7    $ 5,686,1    $ 3,764,5    $ 3,321,0
 period (000 omitted)
             59          86           42           22           38           81           66           44           66

 40.Ratio of expenses to
 .20%        .20         .20          .20          .20          .18          .18          .18          .18          .18
 average net assets
C           %           %            %            %            %            %            %            %            %

 41.Ratio of expenses to
 .30%       .25          .23          .24          .25          .25          .25          .24          .24          .24
 average net assets before
C          %            %            %            %            %            %            %            %            %
 expense reductions

 42.Ratio of net interest
7.81%      6.28          6.78          7.90         8.74        7.62         5.33        3.50         3.07          4.77
 income
C          %             %             %            %           %           %            %            %            %
 to average net assets


   A JULY 25, 1985 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 1986
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C ANNUALIZED
FICP: GOVERNMENT - CLASS III

   43.Selected Per-Share Data

   44.Year ended March 31                                                          1995 A

   45.Net asset value, beginning of period                                         $ 1.000

   46.Income from Investment Operations

   47. Net interest income                                                          .045

   48.Less Distributions

   49. From net interest income                                                     (.045)

   50.Net asset value, end of period                                               $ 1.000

   51.Total return B                                                                4.57%

   52.RATIOS AND SUPPLEMENTAL DATA

   53.Net assets, end of period (000 omitted)                                      $ 40,516

   54.Ratio of expenses to average net assets                                       .43%
                                                                                   C

   55.Ratio of expenses to average net assets before expense reductions             .66%
                                                                                   C

   56.Ratio of net interest income to average net assets                            5.13%
                                                                                   C


   A  APRIL 4, 1994 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 1995
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C ANNUALIZED
FICP: DOMESTIC - CLASS I



    57.Selected Per-Share Data

 58.Years ended March 31
1990A              1991               1992               1993               1994               1995

 59.Net asset value, beginning of period
$ 1.000            $ 1.000            $ 1.000            $ 1.000            $ 1.000            $ 1.000

 60.Income from Investment Operations

 61. Net interest income
 .035              .078               .054                .034              .031               .049

 62.Less Distributions

 63. From net interest income
(.035)           (.078)              (.054)              (.034)           (.031)             (.049)

 64.Net asset value, end of period
$ 1.000            $ 1.000            $ 1.000            $ 1.000            $ 1.000            $ 1.000

 65.Total return B
3.52%               8.11               5.50              3.50                3.14              4.97
                     %                  %                %                   %                   %

 66.RATIOS AND SUPPLEMENTAL DATA

 67.Net assets, end of period (000 omitted)
$ 330,974          $ 355,36           $ 558,72           $ 804,35           $ 656,97           $ 771,93
                   9                  7                  4                  6                  7

 68.Ratio of expenses to average net assets
 .06%               .18                .18                .18                .18                .18
C                  %                  %                  %                  %                  %

 69.Ratio of expenses to average net assets before expense
 .43%               .30                .29                 .26               .26                .27
 reductions
C                  %                  %                  %                  %                  %

 70.Ratio of net interest income to average net assets
8.44%              7.79               5.24               3.43               3.09                4.94
C                  %                  %                  %                  %                  %


 A  NOVEMBER 3, 1989 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 1990
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C ANNUALIZED
FICP: DOMESTIC - CLASS III

 71.Selected Per-Share Data

 72.Year ended March 31                                                    1995A

 73.Net asset value, beginning of period                                   $ 1.000

 74.Income from Investment Operations

 75. Net interest income                                                    .035

 76.Less Distributions

 77. From net interest income                                               (.035)

 78.Net asset value, end of period                                         $ 1.000

 79.Total return B                                                          3.51%

 80.RATIOS AND SUPPLEMENTAL DATA

 81.Net assets, end of period (000 omitted)                                $ 26,545

 82.Ratio of expenses to average net assets                                 .50%
                                                                                C

 83.Ratio of expenses to average net assets before expense reductions       .79%
                                                                                C

 84.Ratio of net interest income to average net assets                      5.14%
                                                                                C


 A  JULY 19, 1994 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 1995
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C ANNUALIZED
FICP: MONEY MARKET - CLASS I



 85.Selected Per-Share
 Data

 86.Years ended March 31
1986A        1987        1988        1989        1990       1991        1992        1993        1994            1995

 87.Net asset value,
$ 1.000      $ 1.000     $ 1.000     $ 1.000     $ 1.000    $ 1.000     $ 1.000     $ 1.000     $ 1.000          $ 1.000
 beginning of period

 88.Income from
 Investment Operations

 89. Net interest income
 .059       .064           .069      .080          .089      .078         .055      .035          .032             .049

 90.Less Distributions

 91. From net interest
(.059)       (.064)      (.069)      (.080)      (.089)     (.078)      (.055)      (.035)      (.032)           (.049)
 income

 92.Net asset value, end of
$ 1.000      $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000          $ 1.000
 period

 93.Total return B
6.01%      6.57          7.14         8.35        9.25        8.13        5.59         3.58        3.20           4.99
           %             %            %           %           %           %           %           %              %

 94.RATIOS AND SUPPLEMENTAL
 DATA

 95.Net assets, end of
$ 960,784    $ 1,569,1   $ 2,524,7   $ 2,627,4   $ 4,127,8   $ 4,706,9   $ 3,990,3   $ 4,332,9   $ 3,200,2        $ 5,130,1
 period (000 omitted)
             99          67          50          79          36          95          95          77               23

 96.Ratio of expenses to
 .19%         .20       .20           .20         .20         .18         .18         .18         .18              .18
 average net assets
C            %         %            %            %           %           %           %           %                %

 97.Ratio of expenses to
 .28%         .23       .23          .24          .24         .25         .24         .23         .23              .24
 average net assets before
C            %         %            %            %           %           %           %          %                %
 expense reductions

 98.Ratio of net interest
7.97%         6.33     6.95         8.11          8.82       7.80         5.42       3.50        3.15             5.00
 income to average net
C            %         %            %             %          %            %          %           %                %
 assets


 A  JULY 5, 1985 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 1986
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C ANNUALIZED
FICP: MONEY MARKET - CLASS III

 99.Selected Per-Share Data

 100.Years ended March 31                                                   1994A             1995

 101.Net asset value, beginning of period                                   $ 1.000           $ 1.000

 102.Income from Investment Operations

 103. Net interest income                                                    .011       .046

 104.Less Distributions

 105. From net interest income                                               (.011)            (.046)

 106.Net asset value, end of period                                         $ 1.000           $ 1.000

 107.Total return B                                                          1.07%      4.66%

 108.RATIOS AND SUPPLEMENTAL DATA

 109.Net assets, end of period (000 omitted)                                $ 89,463          $ 457,286

 110.Ratio of expenses to average net assets                                 .50%       .50%
                                                                                 C

 111.Ratio of expenses to average net assets before expense reductions       .55%       .59%
                                                                                 C

 112.Ratio of net interest income to average net assets                      2.83%      4.94%
                                                                                 C


 A NOVEMBER 17,1993 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 1994
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C ANNUALIZED
TREASURY ONLY - CLASS I



 113.Selected Per-Share Data

 114.Years ended March 31
1991A              1992E              1993E              1994E              1995D

 115.Net asset value, beginning of period
$ 1.000            $ 1.000            $ 1.000            $ 1.000            $ 1.000

 116.Income from Investment Operations
 .055              .045               .031               .032                .033
  Net interest income

 117.Less Distributions
(.055)            (.045)             (.031)              (.032)             (.033)
  From net interest income

 118.Net asset value, end of period
$ 1.000            $ 1.000            $ 1.000            $ 1.000            $ 1.000

 119.Total returnB
5.63%              4.64%              3.10%               3.27%              3.38%

 120.RATIOS AND SUPPLEMENTAL DATA

 121.Net assets, end of period (000 omitted)
$ 705,543          $ 1,197,559        $ 1,047,791        $ 1,049,170        $ 1,266,285

 122.Ratio of expenses to average net assets
 .03%              .20%               .20%               .20%                 .20%
C                                                                           C

 123.Ratio of expenses to average net assets before expense
 .42%              .42%               .42%               .42%                 .42%
 reductions
C                                                                          C

 124.Ratio of net interest income to average net assets
6.34%              4.43%             3.05%              3.22%                5.02%
C                                                                          C


 A OCTOBER 3, 1990 (COMMENCEMENT OF OPERATIONS) TO JULY 31, 1991
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C ANNUALIZED
D AUGUST 1, 1994 TO MARCH 31, 1995
E YEAR ENDED JULY 31
TAX-EXEMPT - CLASS I



125.Selected
Per-Share Data

126.Years ended
1986A       1987E       1988E       1989E       1990E       1991E       1992E       1993E       1994E       1995D
March 31

127.Net asset value,
$ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
beginning of period

128.Income from
 .044        .042        .046        .058        .058        .053        .040        .026        .024        .027
Investment Operations
 Net interest income

129.Less Distributions
(.044)      (.042)      (.046)      (.058)      (.058)      (.053)      (.040)      (.026)      (.024)      (.027)
 From net interest
income

130.Net asset value,
$ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
end of period

131.Total returnB
4.51%       4.28        4.72        5.97        6.00        5.40        4.02        2.66        2.44        2.74%
           %           %           %           %           %           %           %           %

132.RATIOS AND SUPPLEMENTAL DATA

133.Net assets, end of
$ 1,162,9   $ 1,850,0   $ 2,080,8   $ 2,006,8   $ 1,984,6   $ 2,116,8   $ 2,556,9   $ 2,239,0   $ 2,390,6   $ 1,876,815
period
39          53          46          67          36          41          95          31          63
(000 omitted)

134.Ratio of expenses
 .19%        .20         .20         .20         .20         .18         .18         .18         .18         .18%C
to average
C           %           %           %           %           %           %           %           %
net assets

135.Ratio of expenses
 .25%        .23         .22         .24         .23         .23         .25         .24         .24         .26%C
to average net assets
C           %           %           %           %           %           %           %           %
before expense
reductions

136.Ratio of net
5.18%       4.20        4.65        5.80        5.82        5.28        3.90        2.62        2.41        3.20%C
interest income to
C           %           %           %           %           %           %           %           %
average net assets


A JULY 25, 1985 (COMMENCEMENT OF OPERATIONS) TO MAY 31, 1986
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C ANNUALIZED
D JUNE 1, 1994 TO MARCH 31, 1995
E YEAR ENDED MAY 31.
 RATED MONEY MARKET (FORMERLY DOMESTIC MONEY MARKET PORTFOLIO) - CLASS I



 137.Fiscal years ended
1986B        1987B        1988B        1989B        1990B        1991B        1992A       1993        1994         1995
 August 31

 138.Net asset value,
$ 1.000      $ 1.000      $ 1.000      $ 1.000      $ 1.000      $ 1.000      $ 1.000      $ 1.000      $ 1.000      $ 1.000
 beginning of period

 139.Income from
 .069        .062           .070          .089        .080        .063        .034           .029        .033          .054
 Investment Operations
  Net interest income

 140.Less Distributions
(.069)      (.062)         (.070)        (.089)      (.080)      (.063)      (.034)        (.029)      (.033)         (.054)
  From net interest income

 141.Net asset value, end
$ 1.000     $ 1.000       $ 1.000        $ 1.000     $ 1.000     $ 1.000    $ 1.000       $ 1.000      $ 1.000       $ 1.000
 of period

 142.Total return D
7.07        6.42           7.27           9.26        8.27        6.44        3.44%        2.93         3.34           5.53
%           %             %              %            %           %                        %            %             %

 143.RATIOS AND SUPPLEMENTAL DATA

 144.Net assets, end of
$ 1,300,8   $ 1,231,7     $ 1,035,7     $ 1,273,7    $ 944,78     $ 851,87   $ 765,721     $ 611,410    $ 399,33     $ 300,86
 period (000 omitted)
32          68            56            45           2            2                                     3            3

 145.Ratio of expenses to
 .42         .42          .42           .42           .42         .42         .42%            .42         .42         .42
 average net assets
%           %            %             %             %           %           c               %           %           %

 146.Ratio of net interest
6.87        6.22          7.00        8.91            8.01        6.38        4.04%           2.89        3.24        5.33
 income to average net
%          %             %            %              %            %          c               %            %           %
 assets


   A NOVEMBER 1, 1991 TO AUGUST 31, 1992
B YEAR ENDED OCTOBER 31.
C ANNUALIZED
D TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
PERFORMANCE
Money market fund performance can be measured as TOTAL RETURN or YIELD. EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment in a fund over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.
YIELD refers to the income generated by an investment in a fund over a given period of time, expressed as an annual percentage rate. When a yield assumes that income earned is reinvested, it is called an EFFECTIVE YIELD. A TAX-EQUIVALENT YIELD shows what an investor would have to earn before taxes to equal a tax-free yield.
SEVEN-DAY YIELD illustrates the income earned by an investment in a money market fund over a recent seven-day period. Since money market funds maintain a stable $1.00 share price, current seven-day yields are the most common illustration of money market fund performance.
The funds' recent strategies, performance, and holdings are detailed twice a year in financial reports, which are sent to all shareholders.
For current performance call Fidelity Client Services at 1-800-843-3001.
   THE FUNDS IN DETAIL


CHARTER
   EACH FUND IS A MUTUAL FUND: an investment that pools shareholders' money and invests it toward a specified goal. Treasury, Government, Domestic, and Money Market are diversified funds of Fidelity Institutional Cash Portfolios, an open-end management investment company organized as a Delaware business trust on May 30, 1993. Treasury Only is a diversified fund of Daily Money Fund, an open-end management investment company organized as a Delaware business trust on September 29, 1993. Tax-Exempt is a diversified fund of Fidelity Institutional Tax-Exempt Cash Portfolios, an open-end management investment company organized as a Delaware business trust on January 29, 1992. Rated Money Market is a diversified fund of Fidelity Money Market Trust, an open-end management investment company organized as a Delaware business trust on December 29, 1994. There is a remote possibility that one fund might become liable for a misstatement in the prospectus about another fund.
EACH FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for protecting the interests of shareholders. The trustees are experienced executives who meet throughout the year to oversee the funds' activities, review contractual arrangements with companies that provide services to the funds, and review the funds' performance. The majority of trustees are not otherwise affiliated with Fidelity.
THE FUNDS MAY HOLD SPECIAL MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The transfer agent will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. For shareholders
of all funds (other than Rated Money Market)   ,     you are entitled to
one vote for each share you own. For shareholders of Rated Money Market, the number of votes you are entitled to is based upon the dollar value of your investment.
Separate votes are taken by each class of shares, fund, or trust, if a matter affects just that class of shares, fund, or trust, respectively.
FMR AND ITS AFFILIATES
Fidelity Investments is one of the largest investment management organizations in the United States and has its principal business address at 82 Devonshire Street, Boston, Massachusetts 02109. It includes a number of different subsidiaries and divisions which provide a variety of financial services and products. The funds employ various Fidelity companies to perform activities required for their operation.
The funds are managed by FMR, which handles their business affairs. FMR Texas, Inc. (FMR Texas), located in Irving, Texas, has primary responsibility for providing investment management services.
As of    August 31    , 19   95    , FMR advised funds having approximately
   22     million shareholder accounts with a total value of more than
$   328     billion.
Fidelity investment personnel may invest in securities for their own account pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
Fidelity Distributors Corporation (FDC) distributes and markets Fidelity's funds and services. Fidelity Investments Institutional Operations Company (FIIOC) performs transfer agent servicing functions for Class I shares of each fund.
FMR Corp. is the    ultimate     parent company of FMR and FMR Texas.
Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
UMB Bank, n.a. (UMB) is Tax-Exempt's transfer agent, although it employs FIIOC to perform these functions for Class I of Tax-Exempt. UMB is located at 1010 Grand Avenue, Kansas City, Missouri.
To carry out the funds' transactions, FMR may use its broker-dealer affiliates and other firms that sell fund shares, provided that a fund receives services and commission rates comparable to those of other
broker-dealers   .
INVESTMENT PRINCIPLES AND RISKS
TREASURY ONLY seeks as high a level of current income as is consistent with the security of principal and liquidity, and to maintain a constant net asset value per share (NAV) of $1.00.
The fund invests only in U.S. Treasury securities, including bills, notes, bonds and other direct obligations of the U.S. Treasury that are guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government.
The fund will invest in those securities whose interest is specifically exempt from state and local income taxes under federal law; such interest is not exempt from federal income tax.
TREASURY seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.
Under normal conditions, the fund invests 100% of its total assets in U.S. Treasury bills, notes and bonds and other direct obligations of the U.S. Treasury. The fund may also engage in repurchase agreements backed by those obligations.
GOVERNMENT seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.
The fund invests in U.S. Government obligations issued or guaranteed as to principal and interest by the U.S. Government, including bills, notes,
bonds and other U.S. Treasury debt securities, and instruments issued    or
guaranteed     by U.S. Government instrumentalities or agencies, and
repurchase agreements backed by those obligations.    The fund currently
intends to invest exclusively in these instruments.
DOMESTIC seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.
The fund invests in U.S. dollar-denominated money market instruments of domestic issuers rated in the highest rating category by at least two nationally recognized rating services, or by one if only one rating service has rated an obligation. The fund may purchase unrated obligations determined to be of equivalent quality pursuant to procedures adopted by the Board of Trustees. Under normal conditions, the fund will invest more than 25% of its total assets in obligations of companies in the financial services industry.
RATED MONEY MARKET seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.
The fund invests in obligations of the U.S. Government, its agencies and instrumentalities, repurchase agreements backed by those obligations, and other high-quality, U.S. dollar-denominated money market instruments of domestic and foreign issuers rated in the highest rating category by at least two nationally recognized rating services. Under normal conditions, the fund will invest more than 25% of its total assets in obligations of companies in the financial services industry.
MONEY MARKET seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.
The fund invests in high-quality, U.S. dollar-denominated money market instruments of domestic and foreign issuers rated in the highest rating category by at least two nationally recognized rating services, or by one if only one rating service has rated an obligation. The fund may purchase unrated obligations determined to be of equivalent quality pursuant to procedures adopted by the Board of Trustees. Under normal conditions, the fund will invest more than 25% of its total assets in obligations of companies in the financial services industry.
TAX-EXEMPT seeks as high a level of interest income exempt from federal income tax as is consistent with a portfolio of high-quality, short-term municipal obligations selected on the basis of liquidity and stability of principal.
The fund invests primarily in high-quality, short-term municipal securities, but also may invest in high-quality, long-term fixed, variable, or floating rate instruments (including tender option bonds) whose features give them interest rates, maturities, and prices similar to short-term instruments. Securities in which the fund invests must be rated in the highest rating category for short-term securities by at least one nationally recognized rating service and rated in one of the two highest categories for short-term securities by another nationally recognized rating service if rated by more than one nationally recognized rating service; or, if unrated, judged by FMR to be equivalent quality to those securities rated in the highest short-term rating category, pursuant to procedures adopted by the Board of Trustees. The fund's policy regarding limiting investments to the highest rating category may be changed upon 90 days' prior notice to shareholders.
The fund, under normal conditions, will invest so that at least 80% of its income distributions is exempt from federal income tax. The fund does not currently intend to purchase municipal obligations that are subject to the federal alternative minimum tax.
FMR normally invests the fund's assets according to its investment strategy and does not expect to invest in federally taxable obligations. The fund also reserves the right to hold a substantial amount of uninvested cash or to invest more than normally permitted in federally taxable obligations for temporary, defensive purposes.
COMMON POLICIES
When you sell your shares of the funds, they should be worth the same amount as when you bought them. Of course, there is no guarantee that the funds will maintain a stable $1.00 share price. The funds follow industry-standard guidelines on the quality and maturity of their investments, which are designed to help maintain a stable $1.00 share price. The funds will purchase only high-quality securities that FMR believes present minimal credit risks and will observe maturity restrictions on securities they buy. In general, securities with longer maturities are more vulnerable to price changes, although they may provide higher yields. It is possible that a major change in interest rates or a default on the funds' investments could cause their share prices (and the value of your investment) to change.
The funds earn income at current money market rates. Each fund stresses
preservation of capital, liquidity, and    income (tax-free income in the
case of Tax-Exempt) and     does not seek the higher yields or capital
appreciation that more aggressive investments may provide. Each fund's
yield will vary from day to day,    and     generally reflect   s
current short-term interest rates and other market conditions. It is
important to note that    neither     the funds    nor their yields     are
guaranteed by the U.S.    G    overnment.
SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of each fund's limitations and more detailed information about each fund's investments are contained in the funds' SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with a fund's investment objective and policies and that doing so will help a fund achieve its goal. Current holdings and recent investment strategies are described in each fund's financial reports, which are sent to shareholders twice a year. For a free SAI or financial report, call Fidelity Client Services at 1-800-843-3001.
MONEY MARKET SECURITIES are high-quality, short-term obligations issued by the U.S. Government, corporations, financial institutions, municipalities, local and state governments, and other entities. These obligations may carry fixed, variable, or floating interest rates. Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets so that they are eligible investments for money market funds. A security's credit may be enhanced by a bank, insurance company, or other entity. If the structure does not perform as intended, adverse tax or investment consequences may result.
U.S. GOVERNMENT MONEY MARKET SECURITIES are short-term debt obligations issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government securities are backed by the full faith and credit of the United States. For example, securities issued by the Federal Farm Credit Bank or by the Federal National Mortgage Association are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. However, securities issued by the Financing Corporation are supported only by the credit of the entity that issued them.
MUNICIPAL SECURITIES are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be issued in anticipation of future revenues, and may be backed by the full taxing power of a municipality, the revenues from a specific project, or the credit of a private organization. The value of some or all municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders. A fund may own a municipal security directly or through a participation interest.
FOREIGN SECURITIES may involve different risks than domestic securities, including risks relating to the political and economic conditions of the foreign country involved, which could affect the payment of principal or interest. Issuers of foreign securities include foreign governments, corporations, and banks.
RESTRICTIONS: Treasury, Government, Domestic, Treasury Only, and Tax-Exempt may not invest in foreign securities. Money Market and Rated Money Market may not invest in foreign securities unless they are denominated in U.S. dollars.
ASSET-BACKED SECURITIES include interests in pools of mortgages, loans, receivables, or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
VARIABLE AND FLOATING RATE SECURITIES have interest rates that are periodically adjusted either at specific intervals or whenever a benchmark rate changes. These interest rate adjustments are designed to help stabilize the security's price.
STRIPPED SECURITIES are the separate income or principal components of a debt security. Their risks are similar to those of other money market securities, although they may be more volatile.
REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund temporarily transfers possession of a portfolio instrument to another party in return for cash. This could increase the risk of fluctuation in the fund's yield or in the market value of its assets.
RESTRICTION:    Treasury Only, Treasury, and     Tax-Exempt        do not
intend to engage in reverse repurchase agreements.
OTHER MONEY MARKET SECURITIES may include commercial paper, certificates of deposit, bankers' acceptances, and time deposits.
MUNICIPAL LEASE OBLIGATIONS are used by municipalities to acquire land, equipment, or facilities. If the municipality stops making payments or transfers its obligations to a private entity, the obligation could lose value or become taxable.
OTHER MUNICIPAL SECURITIES may include obligations of U.S. territories and possessions such as Guam, the Virgin Islands, and Puerto Rico, and their political subdivisions and public corporations.
PUT FEATURES entitle the holder to put (sell back) a security to the issuer or a financial intermediary. In exchange for this benefit, a fund may pay periodic fees or accept a lower interest rate. The credit quality of the investment may be affected by the creditworthiness of the put provider. Demand features, standby commitments, and tender options are types of put features.
PRIVATE ENTITIES may be involved in some municipal securities. For example, industrial revenue bonds are backed by private entities, and resource recovery bonds often involve private corporations. The viability of a project or tax incentives could affect the value and credit quality of these securities.
ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities, and some other securities, may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to a fund.
RESTRICTION   :     A fund may not purchase a security if, as a result,
more than 10% of its net assets would be invested in illiquid securities. WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS are trading practices in which payment and delivery for the securities take place at a future date. The market value of a security could change during this period, which could affect the market value of a fund's assets.
FINANCIAL SERVICES INDUSTRY. Companies in the financial services industry are subject to various risks related to that industry, such as government regulation, changes in interest rates, and exposure on loans, including loans to foreign borrowers. If a fund invests substantially in this industry, its performance may be affected by conditions affecting the industry.
DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry or type of project. Economic, business, or political changes can affect all securities of a similar type.
RESTRICTIONS: Each fund (other than Treasury, Treasury Only and Tax-Exempt)
may not invest more than 5% of its total assets in any    one     issuer,
except that, each fund (other than Treasury, Treasury Only and Tax-Exempt) may invest up to 10% of its total assets in the highest quality securities
of a single issuer for up to three    business     days.
With respect to 75% of its total assets, Tax-Exempt may not purchase a security if, as a result, more than 5% of its total assets would be invested in the securities of a single issuer.
These limitations do not apply to U.S. Government securities.
Tax-Exempt may invest more than 25% of its total assets in tax-free securities that finance similar types of projects.
BORROWING. Each fund may borrow from banks or from other funds advised by FMR, or through reverse repurchase agreements, and may make additional investments while borrowings are outstanding.
RESTRICTIONS: Each of Treasury, Government, Domestic, Money Market,
Treasury Only, and Rated Money Market        may borrow only for temporary
or emergency purposes, or engage in reverse repurchase agreements, but not in an amount exceeding 331/3% of its total assets. Tax-Exempt may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets.
LENDING   .     A fund may lend money to other funds advised by FMR.
RESTRICTION: Loans, in the aggregate, may not exceed 331/3% of a fund's total assets.
FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.
Treasury Only seeks as high a level of current income as is consistent with the security of principal and liquidity, and to maintain a constant NAV of $1.00.
Each of Treasury, Government, Domestic, Money Market, and Rated Money Market seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.
Tax-Exempt seeks as high a level of interest income exempt from federal income tax as is consistent with a portfolio of high-quality, short-term municipal obligations selected on the basis of liquidity and stability of principal. The fund, under normal conditions, will invest so that at least 80% of its income distributions is exempt from federal income tax.
With respect to 75% of its total assets, Tax-Exempt may not purchase a security if, as a result, more than 5% of its total assets would be invested in the securities of a single issuer.
Each of Treasury, Government, Domestic, Money Market, Treasury Only, and
Rated Money Market        may borrow only for temporary or emergency
purposes, or engage in reverse repurchase agreements, but not in an amount exceeding 331/3% of its total assets. Tax-Exempt may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets.
   E    ach of Domestic,        Money Market, and    Rated     Money Market
will invest more than 25% of its total assets in obligations of companies in the financial services industry.
Loans, in the aggregate, may not exceed 331/3% of a fund's total assets. BREAKDOWN OF EXPENSES
Like all mutual funds, the funds pay fees related to their daily operations. Expenses paid out of each class's assets are reflected in that class's share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
Each fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. FMR in turn pays fees to an affiliate who provides assistance with these services. Each fund also pays OTHER EXPENSES, which are explained below.
MANAGEMENT FEE
FMR HAS SUB-ADVISORY AGREEMENTS with FMR Texas, which has primary responsibility for providing investment management for each fund, while FMR
retains responsibility for providing the fund   s     with other management
services. FMR pays FMR Texas 50% of its management fee (before expense
reimbursements) for these services. In    the     fiscal    year ended
March 31    , 1995    (August 31, 1995 for Rated Money Market),     FMR
paid FMR Texas the following percentages of each fund's average net assets.
Fund Name               Percentage of
                        Average

                        Net Assets

Treasury                0.10%

Government              0.10%

Domestic                0.10%

Money Market            0.10%

Tax-Exempt              0.10%

Treasury Only           0.21%

Rated Money Market      0.21%

OTHER EXPENSES
While the management fee is a significant component of each fund's annual
operating costs, the funds        have other expenses as well.
FIIOC performs transfer agency, dividend disbursing and shareholder servicing functions for Class I shares of each of Treasury, Government, Domestic, Money Market, Treasury Only, and Rated Money Market (the Taxable Funds). Fidelity Service Co. (FSC) calculates the NAV and dividends for
Class I of each Taxable Fund,    and     maintains the general accounting
records for Class I of each Taxable Fund. These expenses are paid by FMR on behalf of Rated Money Market and Treasury Only pursuant to its management
contract. In    the     fiscal    year ended March 31,     1995, the
following fees were paid to FIIOC and FSC:
Fund Name         Percentage of           Percentage of
                  Class I's
             the Fund's

                  Average Net             Average Net

                  Assets
                 Assets Paid to
                  Paid to FIIOC           FSC

Treasury          0.03%                   0.01%

Government        0.01%                   0.01%

Domestic          0.03%                   0.01%

Money Market      0.01%                   0.01%

UMB has entered into sub-arrangements pursuant to which FIIOC performs transfer agency, dividend disbursing and shareholder services for Class I of Tax-Exempt. UMB has entered into sub-arrangements pursuant to which FSC calculates the NAV and dividends for Class I of Tax-Exempt and maintains Tax-Exempt's general accounting records. All of the fees are paid to FIIOC and FSC by UMB, which is reimbursed by Class I or the fund, as appropriate, for such payments.
In    the     fiscal    year ended March 31,     1995, fees paid by UMB to
FIIOC on behalf of Class I of Tax-Exempt amounted to    0.02%     of Class
I's average net assets, and fees paid by UMB to FSC on behalf of Tax-Exempt
amounted to    0.01%     of its average net assets.
Class I of each fund has adopted a DISTRIBUTION AND SERVICE PLAN. Each plan recognizes that FMR may use its resources, including management fees, to pay expenses associated with the sale of Class I shares. This may
include    reimbursing FDC for     payments to third parties, such as banks
or broker-dealers, that provide shareholder support services or engage in the sale of the funds' Class I shares. The Board of Trustees of each fund has not authorized such payments.
Each fund, other than Rated Money Market and Treasury Only, also pays other expenses, such as legal, audit, and custodian fees; in some instances, proxy solicitation costs; and the compensation of trustees who are not affiliated with Fidelity. Rated Money Market and Treasury Only also pay other expenses such as brokerage fees and commissions, interest on borrowings (only Treasury Only), taxes, and the compensation of trustees who are not affiliated with Fidelity.
YOUR ACCOUNT


HOW TO BUY SHARES
If you are investing through a securities dealer, financial or other institution (Financial Institution), contact that Financial Institution directly. Certain features of a fund may be modified when it is made available through a program of services offered by a Financial Institution, and administrative charges (in addition to payments the Financial Institution may receive pursuant to the Distribution and Service Plan) may
be imposed for the services rendered.    In particular, a broker may charge
transaction fees with respect to the purchase and sale of fund shares.
    It is the responsibility of your Financial Institution to submit purchases and redemptions in order for you to receive the next determined NAV.
EACH CLASS'S SHARE PRICE, called NAV, is calculated every business day. The
funds are managed to keep share prices stable at $1.00.    Class I
shares are sold without a sales charge.
Shares are purchased at the next NAV calculated after your order is received and accepted by the transfer agent. NAV is normally calculated at
12:00 p.m. Eastern time for Tax-Exempt    and     Treasury Only; 3:00 p.m.
Eastern time for Government, Domestic, and Money Market; 3:00 p.m. and 4:00 p.m. Eastern time for Rated Money Market; and 3:00 p.m. and 5:00 p.m. Eastern time for Treasury.
Share certificates are not available for the funds.
IF YOU ARE NEW TO FIDELITY, an initial investment must be preceded or accompanied by a completed, signed application, which should be forwarded to:
 Fidelity Client Services
 c/o Fidelity Institutional Money Market Funds
 FIIOC
 P.O. Box 1182
 Boston, MA 02103-1182
IF YOU ALREADY HAVE MONEY INVESTED IN A FIDELITY FUND, you can:
(small solid bullet) Place a purchase order and wire money into your account, or
(small solid bullet) Open an account by exchanging from the same class of any fund that is offered through this prospectus.
INVESTMENTS IN THE FUNDS MUST BE MADE USING THE FEDERAL RESERVE WIRE SYSTEM. Checks will not be accepted as a means of investment.
BY    WIRE    . For wiring information and instructions, you should call the Financial Institution through which you trade or if you trade directly through Fidelity, call Fidelity Client Services. There is no fee imposed by the funds for wire purchases. However, if you buy shares through a Financial Institution, the Financial Institution may impose a fee for wire purchases.
Fidelity Client Services:
Nationwide 1-800-843-3001
In order to receive same-day acceptance of your investment, you must call Fidelity Client Services and place your order between 8:30 a.m. and 12:00
p.m. Eastern time for Tax-Exempt    and     Treasury Only   ; 8:30 a.m. and
3:00 p.m. Eastern time for     Government, Domestic    and     Money
Market; 8:30 a.m. and 4:00 p.m. Eastern time for Rated Money Market; and 8:30 a.m. and 5:00 p.m. Eastern time for Treasury, on days the funds are open for business.
If Fidelity Client Services is not advised of your purchase prior to the stated cutoff time, your purchase will not be accepted by the transfer agent. All wires must be received by the transfer agent in good order at the applicable fund's designated wire bank before the close of the Federal
Reserve Wire System    on that day    .
In order to purchase shares of Treasury after 3:00 p.m. Eastern time, you must contact Fidelity Client Services one week in advance to make late-trading arrangements. In order to receive same-day acceptance of your purchase order for Treasury after 3:00 p.m. Eastern time, you must call Fidelity Client Services as early in the day as possible. Wired money for purchase orders for Treasury placed after 3:00 p.m. Eastern time that is not properly identified with a wire reference number will be returned to the bank from which it was wired and will not be credited to your account. You are advised to wire funds as early in the day as possible, and to provide advance notice to Fidelity Client Services for purchases over $10 million ($5 million for Treasury Only).
You will earn dividends on the day of your investment, provided (i) you
telephone Fidelity Client Services and place your trade between    8:30
a.m.     and        12:00 p.m. Eastern time for Tax-Exempt and Treasury
Only; 8:30 a.m. and 3:00 p.m. Eastern time for Government, Domestic, Money
Market,    and     Rated Money Market;    and 8:30 a.m. and 5:00 p.m.
Eastern time for Treasury,     on days the fund   s are     open for
business, and (ii) the fund's designated wire bank receives the wire before the close of the Federal Reserve Wire System on the day your purchase order is accepted by the transfer agent.
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT $1,000,000*
MINIMUM BALANCE $1,000,000
   * THE MINIMUM INITIAL INVESTMENT OF $1 MILLION MAY BE WAIVED IF YOUR AGGREGATE BALANCE IN THE FIDELITY INSTITUTIONAL MONEY MARKET FUNDS IS GREATER THAN $10 MILLION. PLEASE CONTACT FIDELITY CLIENT SERVICES FOR MORE INFORMATION REGARDING THIS WAIVER.
HOW TO SELL SHARES
You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares. Your shares will be sold at the next NAV calculated after your order is received and accepted by the transfer agent. NAV is normally calculated at 12:00 p.m. Eastern time for Tax-Exempt and Treasury Only; 3:00 p.m. Eastern time for Government, Domestic, and Money Market; 3:00 p.m. and 4:00 p.m. Eastern time for Rated Money Market; and 3:00 p.m. and 5:00 p.m. Eastern time for Treasury.
BY TELEPHONE. Redemption requests may be made by calling Fidelity Client
Services at the phone number listed on page        .
You must designate on your account application the U.S. commercial bank account(s) into which you wish the redemption proceeds to be deposited. Fidelity Client Services will then notify you that this feature has been activated and that you may request wire redemptions.
You may change the bank account(s) designated to receive redemption proceeds at any time prior to making a redemption request. You should send a letter of instruction, including a signature guarantee, to Fidelity
Client Services at the address shown on page        .
You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.
There is no fee imposed by the funds for wiring of redemption proceeds. However, if you buy shares through a Financial Institution, the Financial Institution may impose a fee for wire redemptions.
Redemption proceeds will be wired via the Federal Reserve Wire System to your bank account of record. If your redemption request is received by telephone between 8:30 a.m. and 12:00 p.m. Eastern time for Tax-Exempt
and     Treasury Only; 8:30 a.m. and 3:00 p.m. Eastern time fo   r
    Government, Domestic, Money Market,    and     Rated Money Market;
   and 8:30 a.m. and 5:00 p.m. Eastern time for Treasury,     redemption
proceeds will normally be wired on the same day your redemption request is received by the transfer agent.
A fund reserves the right to take up to seven days to pay you if making immediate payment would adversely affect the fund.
In order to redeem shares of Treasury after 3:00 p.m. Eastern time, you must contact Fidelity Client Services one week in advance to make late trading arrangements.
You are advised to place your trades as early in the day as possible. INVESTOR SERVICES
Fidelity provides a variety of services to help you manage your account. INFORMATION SERVICES
STATEMENTS AND REPORTS that the transfer agent sends to you include the following:
(small solid bullet) Confirmation statements (after every transaction, except a reinvestment, that affects your account balance or your account registration)
(small solid bullet) Account statements (monthly)
(small solid bullet) Financial reports (every six months)
To reduce expenses, only one copy of most financial reports will be mailed, even if you have more than one account in a fund. Call Fidelity Client Services at 1-800-843-3001 if you need additional copies of financial reports or historical account information.
SUB-ACCOUNTING AND SPECIAL SERVICES. Special processing has been arranged with FIIOC for institutions that wish to open multiple accounts (a master account and sub-accounts). You may be required to enter into a separate agreement with FIIOC. Charges for these services, if any, will be determined based on the level of services to be rendered.
SHAREHOLDER AND ACCOUNT POLICIES


DIVIDENDS, CAPITAL GAINS, AND TAXES
Each fund distributes substantially all of its net investment income and capital gains, if any, to shareholders each year. Income dividends are declared daily and paid monthly.
Income dividends declared are accrued daily throughout the month and are normally distributed on the first business day of the following month. Based on prior approval of each fund, dividends relating to Class I shares redeemed during the month can be distributed on the day of redemption. Each fund reserves the right to limit this service.
DISTRIBUTION OPTIONS
When you open an account, specify on your account application how you want to receive your distributions. The funds offer two options:
1. REINVESTMENT OPTION. Your dividend and capital gain distributions, if any, will be automatically reinvested in additional shares of the same class of the fund. If you do not indicate a choice on your application, you will be assigned this option.
2. CASH OPTION. You will be sent a wire for your dividend and capital gain distributions, if any.
Dividends will be reinvested at each fund's Class I NAV on the last day of the month. Capital gain distributions, if any, will be reinvested at the NAV as of the record date of the distribution.
TAXES
As with any investment, you should consider how an investment in the funds could affect you. Below are some of the funds' tax implications.
TAXES ON DISTRIBUTIONS. Interest income that Tax-Exempt earns is distributed to shareholders as income dividends. Interest that is federally tax-free remains tax-free when it is distributed. Distributions from the Taxable Funds, however, are subject to federal income tax and may also be subject to state or local taxes. If you live outside the United States, your distributions from these funds could also be taxed by the country in which you reside.
For federal tax purposes, the income and short-term capital gain distributions from each of Treasury, Government, Domestic, Money Market, Treasury Only, and Rated Money Market are taxed as dividends; long-term capital gain distributions, if any, are taxed as long-term capital gains. However, for shareholders of Tax-Exempt, gain on the sale of tax-free bonds results in taxable distributions. Short-term capital gains and a portion of the gain on bonds purchased at a discount are taxed as dividends; long-term capital gain distributions, if any, are taxed as long-term capital gains. Mutual fund dividends from U.S. Government securities are generally free from state and local income taxes. However, particular states may limit this benefit, and some types of securities, such as repurchase agreements and some agency-backed securities, may not qualify for the benefit. Ginnie mae securities and other mortgage-backed securities are notable exceptions in most states. In addition, some states may impose intangible property taxes. You should consult your own tax adviser for details and up-to-date information on the tax laws in your state.
   During the fiscal year ended March 31, 1995, 27% of Treasury's, 20% of Government's, 100% of Treasury Only's, 2% of Domestic's, and 1% of Money Market's income distributions were derived from interest on U.S. Government securities which is generally exempt from state income tax. During the
fiscal year ended August 31, 1995, 4% of Rated Money Market's     income
distributions w   as     derived from interest on U.S. Government
   s    ecurities which is generally exempt from state income tax.
Distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.
Every January, the transfer agent will send you and the IRS a statement showing the taxable distributions paid to you in the previous year.
A portion of Tax-Exempt's dividends may be free from state or local taxes. Income from investments in your state are often tax-free to you. Each year, the transfer agent will send you a breakdown of Tax-Exempt's income from each state to help you calculate your taxes.
During the fiscal    year ended March 31,     1995,    100%     of
Tax-Exempt's income dividends was free from federal income tax.
There are tax requirements that all funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a fund may have to limit its investment activity in some types of instruments. TRANSACTION DETAILS
EACH FUND IS OPEN FOR BUSINESS and its NAV is normally calculated each day that both the Federal Reserve Bank of New York (New York Fed) (for all Taxable Funds) or the Federal Reserve Bank of Kansas City (Kansas City Fed) (for Tax-Exempt) and the New York Stock Exchange (NYSE) are open. The following holiday closings have been scheduled for 1996: New Year's Day, Martin Luther King 's Birthday, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Thanksgiving Day, and Christmas Day. Although FMR expects the same holiday schedule to be observed in the future, the Kansas City Fed, the New York Fed, or the NYSE may modify its holiday schedule at any time. On any day that the Kansas City Fed, the New York Fed, or the NYSE closes early, the principal government securities markets close early (such as on days in advance of holidays generally observed by participants in such markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received.
To the extent that portfolio securities are traded in other markets on days when the Kansas City Fed, the New York Fed, or the NYSE is closed, each fund's NAV may be affected on days when investors do not have access to the fund to purchase or redeem shares. Certain Fidelity funds may follow different holiday closing schedules.
A CLASS'S NAV is the value of a single share. The NAV of Class I of each fund is computed by adding Class I's pro rata share of the value of the fund's investments, cash, and other assets, subtracting Class I's pro rata share of the value of the fund's liabilities, subtracting the liabilities allocated to Class I, and dividing the result by the number of Class I shares of that fund that are outstanding. Each fund values its portfolio securities on the basis of amortized cost. This method minimizes the effect of changes in a security's market value and helps each fund maintain a stable $1.00 share price.
THE OFFERING PRICE (price to buy one share) and REDEMPTION PRICE (price to sell one share) of Class I are its NAV.
WHEN YOU SIGN YOUR ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.
YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE. Fidelity and the transfer agent may only be liable for losses resulting from unauthorized transactions if they do not follow reasonable procedures designed to verify the identity of the caller. Fidelity and the transfer agent will request personalized security codes or other information, and may also record calls. You should verify the accuracy of the confirmation statements immediately after receipt. If you do not want the ability to redeem and exchange by telephone, call the transfer agent for instructions. Additional documentation may be required from corporations, associations and certain fiduciaries.
EACH FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES for a period of time. Each fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions" on page . Purchase orders may be refused if, in FMR's opinion, they would disrupt management of a fund.
TO ALLOW FMR TO MANAGE THE FUNDS MOST EFFECTIVELY, you are urged to initiate all trades as early in the day as possible and to notify Fidelity Client Services in advance of transactions in excess of $10 million
   (    $5 million for Treasury Only.   )
WHEN YOU PLACE AN ORDER TO BUY SHARES, your shares will be purchased at the next NAV calculated after your order is received and accepted by the transfer agent. Note the following:
(small solid bullet) All of your purchases must be made by federal funds wire; checks will not be accepted for purchases.
(small solid bullet) If your wire is not received by the close of the Federal Reserve Wire System, you could be liable for any losses or fees a fund or the transfer agent has incurred or for interest and penalties.
Net interest income for dividend purposes is determined by FSC on a daily basis and shall be payable to shareholders of record at the time of its declaration (including, for this purpose, holders of Class I shares purchased, but excluding holders of shares redeemed, on that day).
The income declared for Treasury is based on estimates of net interest income for the fund. Actual income may differ from estimates, and differences, if any, will be included in the calculation of subsequent dividends.
Shareholders of record as of 12:00 p.m. Eastern time for Tax-Exempt    and
    Treasury Only; 3:00 p.m. Eastern time for Government, Domestic, Money
Market, and Rated Money Market   ; and 5:00 p.m. Eastern time for Treasury,
    will be entitled to dividends declared that day.
Shares of Rated Money Market purchased    between     3:00 p.m.    and 4:00
p.m.     Eastern time begin to earn income dividends on the following business day.
WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at the next NAV calculated after your order is received and accepted by the transfer agent. Note the following:
(small solid bullet) Shares    of Rated Money Market     redeemed before
3:00 p.m.        Eastern time do not receive the dividend declared on the
day of redemption   ; s    hares of Rated Money Market redeemed
   between     3:00 p.m.    and 4:00 p.m.     Eastern time do receive the
dividends declared on the day of redemption.
(small solid bullet) Shares of Treasury, Government, Domestic, Money Market, Treasury Only, and Tax-Exempt do not receive the dividend declared on the day of redemption.
(small solid bullet) A fund may withhold redemption proceeds until it is reasonably assured that investments credited to your account have been received and collected.
When the NYSE, the Kansas City Fed, or the New York Fed is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the SEC to merit such action, a fund may suspend redemption or postpone payment dates. In cases of suspension of the right of redemption, the request for redemption may either be withdrawn or payment may be made based on the NAV next determined after the termination of the suspension.
IF YOUR ACCOUNT BALANCE FALLS BELOW $1,000,000 due to redemption, the account may be closed and the proceeds may be wired to your bank account of record. You will be given 30 days' notice that your account will be closed unless it is increased to the minimum.
THE TRANSFER AGENT MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
EXCHANGE RESTRICTIONS
As a shareholder you have the privilege of exchanging Class I shares of any fund offered through this prospectus at no charge for Class I shares of any other fund offered through this prospectus.
An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.
BY TELEPHONE. Exchanges may be requested on any day a fund is open for business by calling Fidelity Client Services at the number listed on page
between 8:30 a.m. and 12:00 p.m. Eastern time for Tax-Exempt    and
    Treasury Only;        8:30 a.m. and 3:00 p.m. Eastern time for
Government, Domestic, Money Market, and Rated Money Market; and 8:30 a.m. and 5:00 p.m. Eastern time for Treasury.
BY MAIL. You may exchange shares on any business day by submitting written instructions with an authorized signature which is on file for that account. Written requests for exchanges should contain the fund name, account number, the number of shares to be redeemed, and the name of the fund to be purchased. Written requests for exchange should be mailed to Fidelity Client Services at the address on page .
WHEN YOU PLACE AN ORDER TO EXCHANGE SHARES, Class I shares will be redeemed at the next determined NAV after your order is received and accepted by the transfer agent. Shares of the fund to be acquired will be purchased at its next determined NAV after redemption proceeds are made available. You should note that, under certain circumstances, a fund may take up to seven days to make redemption proceeds available for the exchange purchase of shares of another fund. In addition, please note the following:
(small solid bullet) Exchanges will not be permitted until a completed and signed account application is on file.
(small solid bullet) The fund you are exchanging into must be registered for sale in your state.
(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number. (small solid bullet) Before exchanging into a fund, read its prospectus. (small solid bullet) You will earn dividends in the acquired fund in accordance with the fund's customary policy, normally on the day the exchange request is received.
(small solid bullet) Exchanges may have tax consequences for you.
(small solid bullet) Each fund reserves the right to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
(small solid bullet) Your exchanges may be restricted or refused if a fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a fund.
Although the funds will attempt to give you prior notice whenever they are reasonably able to do so, they may impose these restrictions at any time. The funds reserve the right to terminate or modify the exchange privilege in the future.
No dealer, sales representative or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related SAI, in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been
authorized by the fund   s     or FDC. This Prospectus and the related SAI
do not constitute an offer by the fund   s     or by FDC to sell or to buy
shares of the fund   s     to any person to whom it is unlawful to make
such offer.
FIDELITY INSTITUTIONAL MONEY MARKET FUNDS - CLASS I

CROSS REFERENCE SHEET
FORM N-1A

ITEM NUMBER   STATEMENT OF ADDITIONAL INFORMATION SECTION


10, 11           ............................   Cover Page; Table of Contents

12               ............................   *

13       a - c   ............................   Investment Policies and Limitations

         d       ............................   Portfolio Transactions

14       a - c   ............................   Trustees and Officers

15       a       ............................   *

         b       ............................   Description of the Trusts

         c       ............................   Trustees and Officers

16       a i     ............................   FMR

           ii    ............................   Trustees and Officers

          iii    ............................   Management Contracts

         b,c,d   ............................   Management Contracts

         e       ............................   *

         f       ............................   Distribution and Service Plans

         g       ............................   *

         h       ............................   Description of the Trusts

         i       ............................   Management Contracts

17       a       ............................   Portfolio Transactions

         b       ............................   Portfolio Transactions

         c       ............................   Portfolio Transactions

         d, e    ............................   *

18       a       ............................   Description of the Trusts

         b       ............................   *

19       a       ............................   Additional Purchase, Exchange and Redemption
                                                Information

         b       ............................   Additional Purchase, Exchange and Redemption
                                                Information; Valuation

         c       ............................   *

20                                              Distributions and Taxes

21       a, b    ............................   Distribution and Service Plans; Management
                                                Contracts

         c       ............................   *

22               ............................   Performance

23               ............................   Financial Statements


* Not Applicable
FIDELITY INSTITUTIONAL MONEY MARKET FUNDS: CLASS I
FIDELITY INSTITUTIONAL CASH PORTFOLIOS:
Domestic, Government, Money Market, Treasury
FIDELITY INSTITUTIONAL TAX-EXEMPT CASH PORTFOLIOS:
Tax-Exempt
DAILY MONEY FUND:
Treasury Only
FIDELITY MONEY MARKET TRUST:
Rated Money Market
STATEMENT OF ADDITIONAL INFORMATION
NOVEMBER 1, 1995
This Statement of Additional Information (SAI) is not a prospectus but should be read in conjunction with the funds' current Prospectus (dated November 1, 1995). Please retain this document for future reference. The funds' financial statements and financial highlights, included in the
Annual Report, for the fiscal year ended March 31, 1995    (August 31, 1995
for Rated Money Market)    , are incorporated herein by reference. To
obtain an additional copy of the Prospectus or the Annual Report, please call Fidelity Distributors Corporation at 1-800-544-8888.
TABLE OF CONTENTS   PAGE

Investment Policies and Limitations

Portfolio Transactions

Valuation

Performance

Additional Purchase, Exchange and Redemption Information

Distributions and Taxes

FMR

Trustees and Officers

Management Contracts

Contracts with FMR Affiliates

Distribution and Service Plans

Description of the Trusts

Financial Statements

Appendix

INVESTMENT ADVISER
Fidelity Management & Research Company (FMR)
SUB-ADVISER
FMR Texas Inc. (FMR Texas)
DISTRIBUTOR
Fidelity Distributors Corporation (FDC)
TRANSFER AGENT FOR TAXABLE FUNDS
Fidelity Investments Institutional Operations Company (FIIOC)
TRANSFER AGENT FOR TAX-EXEMPT
UMB Bank, n.a. (UMB)
   I    MM   I    -ptb-1195
INVESTMENT POLICIES AND LIMITATIONS
The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation shall be determined immediately after and as a result of a fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with each fund's investment policies and limitations.
Each fund's fundamental investment policies and limitations may not be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940 Act)) of each fund. However, except for the fundamental investment limitations set forth below, the investment policies and limitations described in this SAI are not fundamental, and may be changed without shareholder approval. INVESTMENT LIMITATIONS OF FIDELITY INSTITUTIONAL CASH PORTFOLIOS: TREASURY THE FOLLOWING ARE TREASURY'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) purchase the securities of any issuer (other than obligations issued or guaranteed as to principal and interest by the government of the United States, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, provided, however, that with respect to 25% of its total assets, 10% of its assets may be invested in the securities of an issuer;
(2) issue senior securities, except as permitted under the        1940
Act    ;
(3) borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the value of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) buy or sell real estate;
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;
(8) invest in oil, gas, or other mineral exploration or development programs; or
(9) invest in companies for the purpose of exercising control or management.
(10) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the fund. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL, AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only from a bank or from a registered investment company or fund for which FMR or an affiliate serves as investment adviser. The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase or sell futures contracts or call options. This limitation does not apply to options attached to, or acquired or traded together with, their underlying securities, and does not apply to securities that incorporate features similar to options or futures contracts.
(v) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.
(vi) The fund does not currently intend to make loans, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(vii) The fund does not currently intend to invest in interests in real estate investment trusts that are not readily marketable, or to invest in interests in real estate limited partnerships that are not listed on the NYSE or the AMEX or traded on the NASDAQ National Market System.
(viii) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the Trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.
(ix) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.
(x) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by FMR or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
   Treasury, under normal conditions, invests 100% of its total assets in U.S. Treasury bills, notes and bonds and other direct obligations of the U.S. Treasury. The fund may also engage in repurchase agreements backed by those obligations. These operating policies may be changed upon 90 days' notice to shareholders.
For the fund's policies on quality and maturity, see the section entitled "Quality and Maturity" on page .
INVESTMENT LIMITATIONS OF FIDELITY INSTITUTIONAL CASH PORTFOLIOS:
GOVERNMENT
THE FOLLOWING ARE GOVERNMENT'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) purchase the securities of any issuer (other than obligations issued or guaranteed as to principal and interest by the government of the United States, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, provided, however, that with respect to 25% of its total assets, 10% of its assets may be invested in the securities of an issuer;
(2) issue senior securities, except as permitted under the        1940
Act    ;
(3) borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the value of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) buy or sell real estate;
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;
(8) invest in oil, gas, or other mineral exploration or development programs; or
(9) invest in companies for the purpose of exercising control or management.
(10) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the fund. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL, AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to purchase a security (other than a security issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of a single issuer; provided that the fund may invest up to 10% of its total assets in the first tier securities of a single issuer for up to three business days.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund may borrow money only (a) from a bank or from a registered investment company or fund for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party. The fund will not purchase any security while borrowings (excluding reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vi) The fund does not currently intend to purchase or sell futures contracts or call options. This limitation does not apply to options attached to, or acquired or traded together with, their underlying securities, and does not apply to securities that incorporate features similar to options or futures contracts.
(vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.
(viii) The fund does not currently intend to make loans, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(ix) The fund does not currently intend to invest in interests in real estate investment trusts that are not readily marketable, or to invest in interests in real estate limited partnerships that are not listed on the NYSE or the AMEX or traded on the NASDAQ National Market System.
(x) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.
   (xi) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the Trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuers together own more than 5% of such issuer's securities.
(x   i    i) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by FMR or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund. For the fund's policies on quality and maturity, see the section entitled "Quality and Maturity" on page .
INVESTMENT LIMITATIONS OF FIDELITY INSTITUTIONAL CASH PORTFOLIOS: DOMESTIC THE FOLLOWING ARE DOMESTIC'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) purchase the securities of any issuer (other than obligations issued or guaranteed as to principal and interest by the government of the United States, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, provided, however, that with respect to 25% of its total assets, 10% of its assets may be invested in the securities of an issuer;
(2) issue senior securities, except as permitted under the 1940    Act    ;
(3) borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the value of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 Act in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the fund will invest more than 25% of its total assets in the financial services industry;
(6) buy or sell real estate;
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;
(8) invest in oil, gas, or other mineral exploration or development programs; or
(9) invest in companies for the purpose of exercising control or management.
(10) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the fund. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL, AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to purchase a security (other than a security issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of a single issuer; provided that the fund may invest up to 10% of its total assets in the first tier securities of a single issuer for up to three business days.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund may borrow money only (a) from a bank or from a registered investment company or fund for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party. The fund will not purchase any security while borrowings (excluding reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vi) The fund does not currently intend to purchase or sell futures contracts or call options. This limitation does not apply to options attached to, or acquired or traded together with, their underlying securities, and does not apply to securities that incorporate features similar to options or futures contracts.
(vii) The fund does not currently intend to lend assets other than securities to other parties, except by lending money (up to 10% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(viii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.
(ix) The fund does not currently intend to invest in interests in real estate investment trusts that are not readily marketable, or to invest in interests in real estate limited partnerships that are not listed on the NYSE or the AMEX or traded on the NASDAQ National Market System.
(x) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the Trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.
(xi) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.
(xii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by FMR or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the fund's policies on quality and maturity, see the section entitled "Quality and Maturity" on page .
INVESTMENT LIMITATIONS OF FIDELITY INSTITUTIONAL CASH PORTFOLIOS: MONEY
MARKET
THE FOLLOWING ARE MONEY MARKET'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) purchase the securities of any issuer (other than obligations issued or guaranteed as to principal and interest by the government of the United States, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, provided, however, that with respect to 25% of its total assets, 10% of its assets may be invested in the securities of an issuer;
(2) issue senior securities, except as permitted under th   e     1940 Act;
(3) borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the value of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the fund will invest more than 25% of its total assets in the financial services industry;
(6) buy or sell real estate;
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;
(8) invest in oil, gas, or other mineral exploration or development programs; or
(9) invest in companies for the purpose of exercising control or management.
(10) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the fund. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL, AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to purchase a security (other than a security issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of a single issuer; provided that the fund may invest up to 10% of its total assets in the first tier securities of a single issuer for up to three business days.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund may borrow money only (a) from a bank or from a registered investment company or fund for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party. The fund will not purchase any security while borrowings (excluding reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vi) The fund does not currently intend to purchase or sell futures contracts or call options. This limitation does not apply to options attached to, or acquired or traded together with, their underlying securities, and does not apply to securities that incorporate features similar to options or futures contracts.
(vii) The fund does not currently intend to lend assets other than securities to other parties, except by lending money (up to 10% of the fund's net assets) to a registered investment company or fund for which FMR or an affiliate serves as investment adviser. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(viii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.
(ix) The fund does not currently intend to invest in interests in real estate investment trusts that are not readily marketable, or to invest in interests in real estate limited partnerships that are not listed on the NYSE or the AMEX or traded on the NASDAQ National Market System.
(x) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the Trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.
(xi) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.
(xii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by FMR or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the fund's policies on quality and maturity, see the section entitled "Quality and Maturity" on page .
INVESTMENT LIMITATIONS OF TAX-EXEMPT
THE FOLLOWING ARE TAX-EXEMPT'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government, or any of its agencies, or instrumentalities) if, as a result thereof, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the 1940    Act    ;
(3) make short sales of securities;
(4) purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions;
(5) borrow money, except for temporary or emergency purposes (not for leveraging or investment) in an amount not to exceed 33 1/3% of the value of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed 33 1/3% of the fund's assets by reason of a decline in net assets will be reduced within three days (exclusive of Sundays and Holidays) to the extent necessary to comply with the 33 1/3% limitation;
(6) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(7) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government, or any of its agencies, instrumentalities, territories or possessions, or issued or guaranteed by a state government or political subdivision thereof) if as a result more than 25% of the value of its total assets would be invested in securities of companies having their principal business activities in the same industry;
(8) purchase or sell real estate, but this shall not prevent the fund from investing in municipal bonds or other obligations secured by real estate or interest therein;
(9) purchase or sell physical commodities;
(10) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (but this limit does not apply to purchases of debt securities or to repurchase agreements); or
(11) invest in oil, gas or other mineral exploration or development programs.
(12) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the fund. For purposes of limitations (1) and (7), FMR identifies the issuer of a security depending on the terms and conditions of the security. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.
THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL, AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund may borrow money only (a) from a bank or from a registered investment company or fund for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party. The fund will not purchase any security while borrowings (excluding reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(ii) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(iii) The fund does not currently intend to purchase or sell futures contracts or call options. This limitation does not apply to options attached to, or acquired or traded together with, their underlying securities, and does not apply to securities that incorporate features similar to options or futures contracts.
(iv) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.
(v) The fund does not currently intend to purchase the securities of any
issuer if those officers and Trustees of the    Trust     and those
officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.
(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the fund's policies on quality and maturity, see the section entitled "Quality and Maturity" on page .
INVESTMENT LIMITATIONS OF TREASURY ONLY
THE FOLLOWING ARE TREASURY ONLY'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue senior securities, except as permitted under the 1940    Act    ;
(2) borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; or
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the fund. THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL:
(i) The fund may borrow money only (a) from a bank or from a registered investment company or fund for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party. The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(ii) The fund does not currently intend to make loans, but this limitation does not apply to purchases of debt securities.
(iii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as the fund.
   Subject to revision upon 90 days' notice to shareholders, Treasury Only will not engage in reverse repurchase agreements.
For the fund's policies on quality and maturity, see the section entitled "Quality and Maturity" on page .
INVESTMENT LIMITATIONS OF RATED MONEY MARKET
THE FOLLOWING ARE RATED MONEY MARKET'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result,
(a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the 1940 Act;
(3) borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the fund will invest more than 25% of its total assets in the financial services industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments;
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limit does not apply to purchases of debt securities or to repurchase agreements.
(9) invest in oil, gas or other mineral exploration or development programs.
(10) write or purchase any put or call option. This limitation does not apply to options attached to, or acquired or traded together with, their underlying securities, and does not apply to securities that incorporate features similar to options.
(11) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as the fund.
THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL:
(i) The fund does not currently intend to purchase a security (other than a security issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of a single issuer; provided that the fund may invest up to 10% of its total assets in the first tier securities of a single issuer for up to three business days.
(ii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party. The fund will not purchase any security while borrowings (excluding reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to lend assets other than securities to other parties, except by lending money (up to 10% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
   (vi) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in securities of business enterprises that, including predecessors, have a record of less than three years continuous operation.
(vii) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the Trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.
(v   ii    i) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(   ix    ) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.
(   x    ) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
   For purposes of limitation (vi), pass-through entities and other special purposes vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."
For the fund's policies on quality and maturity, see the section entitled "Quality and Maturity" on page .
Each fund's investments must be consistent with its investment objective and policies. Accordingly, not all of the security types and investment techniques discussed below are eligible investments for each of the funds. AFFILIATED BANK TRANSACTIONS. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may include repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission
(SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.
ASSET-BACKED SECURITIES include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit support.
DELAYED-DELIVERY TRANSACTIONS. Each fund may buy and sell securities on a delayed-delivery or when-issued basis. These transactions involve a commitment by a fund to purchase or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.
When purchasing securities on a delayed-delivery basis, each fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Because a fund is not required to pay for securities until the delivery date, these risks are in addition to the risks associated with the fund's other investments. If a fund remains substantially fully invested at a time when delayed-delivery purchases are outstanding, the delayed-delivery purchases may result in a form of leverage. When delayed-delivery purchases are outstanding, the fund will set aside appropriate liquid assets in a segregated custodial account to cover its purchase obligations. When a fund has sold a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could suffer a loss.
Each fund may renegotiate delayed-delivery transactions after they are entered into, and may sell underlying securities before they are delivered, which may result in capital gains or losses.
DOMESTIC AND FOREIGN ISSUERS. Investments may be made in U.S. dollar-denominated time deposits, certificates of deposit, and bankers' acceptances of U.S. banks and their branches located outside of the United States, U.S. branches and agencies of foreign banks, and foreign branches of foreign banks. A fund may also invest in U.S. dollar-denominated securities issued or guaranteed by other U.S. or foreign issuers, including U.S. and foreign corporations or other business organizations, foreign governments, foreign government agencies or instrumentalities, and U.S. and foreign financial institutions, including savings and loan institutions, insurance companies, mortgage bankers, and real estate investment trusts, as well as banks.
The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and principal on these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidence of ownership of portfolio securities may be held outside of the United States and a fund may be subject to the risks associated with the holding of such property overseas. Various provisions of federal law governing the establishment and operation of U.S. branches do not apply to foreign branches of U.S. banks.
Obligations of U.S. branches and agencies of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation, as well as by governmental action in the country in which the foreign bank has its head office.
Obligations of foreign issuers involve certain additional risks. These risks may include future unfavorable political and economic developments, withholding taxes, seizures of foreign deposits, currency controls, interest limitations, or other governmental restrictions that might affect payment of principal or interest, or the ability to honor a credit commitment. Additionally, there may be less public information available about foreign entities. Foreign issuers may be subject to less governmental regulation and supervision than U.S. issuers. Foreign issuers also generally are not bound by uniform accounting, auditing, and financial reporting requirements comparable to those applicable to U.S. issuers. FEDERALLY TAXABLE OBLIGATIONS. Under normal conditions, Tax-Exempt does not intend to invest in securities whose interest is federally taxable. However, from time to time on a temporary basis, Tax-Exempt may invest a portion of its assets in fixed-income obligations whose interest is subject to federal income tax.
Should Tax-Exempt invest in federally taxable obligations, it would purchase securities that, in FMR's judgment, are of high quality. These obligations would include those issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements backed by such obligations.
Proposals to restrict or eliminate the federal income tax exemption for interest on municipal obligations are introduced before Congress from time to time. Proposals also may be introduced before state legislatures that would affect the state tax treatment of Tax-Exempt's distributions. If such proposals were enacted, the availability of municipal obligations and the value of Tax-Exempt's holdings would be affected, and the Trustees would reevaluate Tax-Exempt's investment objectives and policies.
ILLIQUID INVESTMENTS are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid instruments. In determining the liquidity of a fund's investments, FMR may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset the fund's rights and obligations relating to the investment).
Investments currently considered by the funds to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days. Also, FMR may determine some restricted securities, municipal lease obligations, and time deposits to be illiquid. In the absence of market quotations, illiquid investments are valued for purposes of monitoring amortized cost valuation at fair value as determined in good faith by a committee appointed by the Board of Trustees. If through a change in values, net assets, or other circumstances, a fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity. INTERFUND BORROWING PROGRAM. Pursuant to an exemptive order issued by the SEC, each fund has received permission to lend money to, and borrow money from, other funds advised by FMR or its affiliates. Tax-Exempt will participate in the interfund borrowing program only as a borrower. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. Treasury, Treasury Only, Domestic, Money Market, Government, and Rated Money Market will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). A fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs. Treasury, Government, and Treasury Only do not currently intend to participate in the program as lenders.
MARKET DISRUPTION RISK. The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Municipal bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Further, the application of state law to municipal issuers could produce varying results among the states or among municipal securities issuers within a state. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities. Any of these effects could have a significant impact on the prices of some or all of the municipal securities held by a fund, making it more difficult for the fund to maintain a stable net asset value per share.
MONEY MARKET SECURITIES are high-quality, short-term obligations. Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets. For example, put features can be used to modify the maturity of a security, or interest rate adjustment features can be used to enhance price stability. If the structure does not perform as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the funds.
MUNICIPAL LEASES and participation interests therein may take the form of a lease, an installment purchase, or a conditional sale contract and are issued by state and local governments and authorities to acquire land or a wide variety of equipment and facilities. Generally, the funds will not hold such obligations directly as a lessor of the property, but will purchase a participation interest in a municipal obligation from a bank or other third party. A participation interest gives a fund a specified, undivided interest in the obligation in proportion to its purchased interest in the total amount of the obligation.
Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet to incur debt. These may include voter referenda, interest rate limits, or public sale requirements. Leases, installment purchases, or conditional sale contracts (which normally provide for title to the leased asset to pass to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting their constitutional and statutory requirements for the issuance of debt. Many leases and contracts include "non-appropriation clauses" providing that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on a yearly or other periodic basis. Non-appropriation clauses free the issuer from debt issuance limitations.
MUNICIPAL SECTORS:
ELECTRIC UTILITIES INDUSTRY. The electric utilities industry has been experiencing, and will continue to experience, increased competitive pressures. Federal legislation in the last two years will open transmission access to any electricity supplier, although it is not presently known to what extent competition will evolve. Other risks include: (a) the availability and cost of fuel, (b) the availability and cost of capital,
(c) the effects of conservation on energy demand, (d) the effects of rapidly changing environmental, safety, and licensing requirements, and other federal, state, and local regulations, (e) timely and sufficient rate increases, and (f) opposition to nuclear power.
HEALTH CARE INDUSTRY. The health care industry is subject to regulatory action by a number of private and governmental agencies, including federal, state, and local governmental agencies. A major source of revenues for the health care industry is payments from the Medicare and Medicaid programs. As a result, the industry is sensitive to legislative changes and reductions in governmental spending for such programs. Numerous other factors may affect the industry, such as general and local economic conditions; demand for services; expenses (including malpractice insurance premiums); and competition among health care providers. In the future, the following elements may adversely affect health care facility operations: adoption of legislation proposing a national health insurance program; other state or local health care reform measures; medical and technological advances which dramatically alter the need for health services or the way in which such services are delivered; changes in medical coverage which alter the traditional fee-for-service revenue stream; and efforts by employers, insurers, and governmental agencies to reduce the costs of health insurance and health care services.
HOUSING. Housing revenue bonds are generally issued by a state, county, city, local housing authority, or other public agency. They generally are secured by the revenues derived from mortgages purchased with the proceeds of the bond issue. It is extremely difficult to predict the supply of available mortgages to be purchased with the proceeds of an issue or the future cash flow from the underlying mortgages. Consequently, there are risks that proceeds will exceed supply, resulting in early retirement of bonds, or that homeowner repayments will create an irregular cash flow. Many factors may affect the financing of multi-family housing projects, including acceptable completion of construction, proper management, occupancy and rent levels, economic conditions, and changes to current laws and regulations.
EDUCATION. In general, there are two types of education-related bonds; those issued to finance projects for public and private colleges and universities, and those representing pooled interests in student loans. Bonds issued to supply educational institutions with funds are subject to the risk of unanticipated revenue decline, primarily the result of decreasing student enrollment or decreasing state and federal funding. Among the factors that may lead to declining or insufficient revenues are restrictions on students' ability to pay tuition, availability of state and federal funding, and general economic conditions. Student loan revenue bonds are generally offered by state (or substate) authorities or commissions and are backed by pools of student loans. Underlying student loans may be guaranteed by state guarantee agencies and may be subject to reimbursement by the United States Department of Education through its guaranteed student loan program. Others may be private, uninsured loans made to parents or students which are supported by reserves or other forms of credit enhancement. Recoveries of principal due to loan defaults may be applied to redemption of bonds or may be used to re-lend, depending on program latitude and demand for loans. Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, and student repayment deferral during periods of forbearance. Other risks associated with student loan revenue bonds include potential changes in federal legislation regarding student loan revenue bonds, state guarantee agency reimbursement and continued federal interest and other program subsidies currently in effect.
WATER AND SEWER. Water and sewer revenue bonds are often considered to have relatively secure credit as a result of their issuer's importance, monopoly status, and generally unimpeded ability to raise rates. Despite this, lack of water supply due to insufficient rain, run-off, or snow pack is a concern that has led to past defaults. Further, public resistance to rate increases, costly environmental litigation, and federal environmental mandates are challenges faced by issuers of water and sewer bonds. TRANSPORTATION. Transportation debt may be issued to finance the construction of airports, toll roads, highways or other transit facilities. Airport bonds are dependent on the general stability of the airline industry and on the stability of a specific carrier who uses the airport as a hub. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads, and the general economic health of the area. Fuel costs and availability also affect other transportation-related securities, as does the presence of alternate forms of transportation, such as public transportation.
PUT FEATURES entitle the holder to sell a security back to the issuer or a third party at any time or at specified intervals. They are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from other entities. Demand features, standby commitments, and tender options are types of put features.
1.QUALITY AND MATURITY. Pursuant to procedures adopted by the Board of Trustees, the funds may purchase only high-quality securities that FMR believes present minimal credit risks. To be considered high-quality, a security must be rated in accordance with applicable rules in one of the two highest categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security); or, if unrated, judged to be of equivalent quality by FMR. High-quality securities are divided into "first tier" and "second tier" securities. First tier securities are those deemed to be in the highest rating category (e.g., Standard & Poor's A-1 or SP-1), and second tier securities are those deemed to be in the second highest rating category (e.g., Standard & Poor's A-2 or SP-2). Split-rated securities may be determined to be either first or second tier based on applicable regulations.
Each of Treasury, Government, Domestic, Money Market, Treasury Only, and Rated Money Market may not invest more than 5% of its total assets in second tier securities. In addition, each of Treasury, Government, Domestic, Money Market, Treasury Only, and Rated Money Market fund may not invest more than 1% of its total assets or $1 million (whichever is greater) in the second tier securities of a single issuer.
   Each     fund currently intends to limit its investments to securities with remaining maturities of 397 days or less, and to maintain a dollar-weighted average maturity of 90 days or less. When determining the maturity of a security, a fund may look to an interest rate reset or demand feature.
REPURCHASE AGREEMENTS. In a repurchase agreement, a fund purchases a security and simultaneously commits to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. To protect the fund from the risk that the original seller will not fulfill its obligation, the securities are held in an account of the fund at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility that the value of the underlying security will be less than the resale price, as well as delays and costs to a fund in connection with bankruptcy proceedings), it is each fund's current policy to engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.
RESTRICTED SECURITIES generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, a fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a fund might obtain a less favorable price than prevailed when it decided to seek registration of the security. However, in general, each fund anticipates holding restricted securities to maturity or selling them in an exempt transaction.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by FMR. Such transactions may increase fluctuations in the market value of the fund's assets and may be viewed as a form of leverage.
SHORT SALES "AGAINST THE BOX." A fund may sell securities short when it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short. Short sales could be used to protect the net asset value per share of the fund in anticipation of increased interest rates, without sacrificing the current yield of the securities sold short. If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.
SOURCES OF CREDIT OR LIQUIDITY SUPPORT. FMR may rely on its evaluation of the credit of a bank or another entity in determining whether to purchase a security supported by a letter of credit guarantee, insurance or other source of credit or liquidity. In evaluating the credit of a foreign bank or other foreign entities, FMR will consider whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment.
STRIPPED GOVERNMENT SECURITIES. Stripped securities are created by separating the income and principal components of a debt instrument and selling them separately. U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities), are created when the coupon payments and the principal payment are stripped from an outstanding Treasury bond by the Federal Reserve Bank. Bonds issued by the government agencies also may be stripped in this fashion.
Privately stripped government securities are created when a dealer deposits a Treasury security or federal agency security with a custodian for safekeeping and then sells the coupon payments and principal payment that will be generated by this security. Proprietary receipts, such as Certificates of Accrual on Treasury Securities (CATS), Treasury Investment Growth Receipts (TIGRS), and generic Treasury Receipts (TRs), are stripped U.S. Treasury securities that are separated into their component parts through trusts created by their broker sponsors. Bonds issued by the government agencies also may be stripped in this fashion.
Because of the SEC's views on privately stripped government securities, a fund must evaluate them as it would non-government securities pursuant to regulatory guidelines applicable to all money market funds. A fund currently intends to purchase only those privately stripped government securities that have either received the highest rating from two nationally recognized rating services (or one, if only one has rated the security) or, if unrated, have been judged to be of equivalent quality by FMR pursuant to procedures adopted by the Board of Trustees.
VARIABLE AND FLOATING RATE SECURITIES provide for periodic adjustments of the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate. Some variable or floating rate securities have put features.
ZERO COUPON BONDS do not make regular interest payments. Instead, they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change. In calculating its daily dividend, a fund takes into account as income a portion of the difference between a zero coupon bond's purchase price and its face value.
PORTFOLIO TRANSACTIONS
All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by FMR pursuant to authority contained in the management contract. FMR has granted investment management authority to the sub-adviser (see the section entitled "Management Contracts"), and the sub-adviser is authorized to place orders for the purchase and sale of portfolio securities, and will do so in accordance with the policies described below. FMR is also responsible for the placement of transaction orders for other investment companies and accounts for which it or its affiliates act as investment adviser. Securities purchased and sold by a fund generally will be traded on a net basis (i.e., without commission). In selecting broker-dealers, subject to applicable limitations of the federal securities laws, FMR considers various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any commissions.
The funds may execute portfolio transactions with broker-dealers who provide research and execution services to the funds or other accounts over which FMR or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and performance of accounts; effect securities transactions, and perform functions incidental thereto (such as clearance and settlement). FMR maintains a listing of broker-dealers who provide such services on a regular basis. However, as many transactions on behalf of the funds are placed with broker-dealers (including broker-dealers on the list) without regard to the furnishing of such services, it is not possible to estimate the proportion of such transactions directed to such broker-dealers solely because such services were provided. The selection of such broker-dealers generally is made by FMR (to the extent possible consistent with execution considerations) based upon the quality of research and execution services provided.
The receipt of research from broker-dealers that execute transactions on behalf of the funds may be useful to FMR in rendering investment management services to the funds or its other clients, and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other FMR clients may be useful to FMR in carrying out its obligations to the funds. The receipt of such research has not reduced FMR's normal independent research activities; however, it enables FMR to avoid the additional expenses that could be incurred if FMR tried to develop comparable information through its own efforts.
Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause the funds to pay such higher commissions, FMR must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers, viewed in terms of a particular transaction or FMR's overall responsibilities to the funds and its other clients. In reaching this determination, FMR will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services.
FMR is authorized to use research services provided by and to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the funds or shares of other Fidelity funds to the extent permitted by law. FMR may use research services provided by and place agency transactions with FBSI and Fidelity Brokerage Services (FBS), subsidiaries of FMR Corp., if the commissions are fair, reasonable, and comparable to commissions charged by nonaffiliated, qualified brokerage firms for similar services. From September 1992 through December 1994, FBS operated under the name Fidelity Brokerage Services Limited, Inc. (FBSL). As of January 1995, FBSL was converted to an unlimited liability company and assumed the name FBS. Prior to September 4, 1992, FBSL operated under the name Fidelity Portfolio Services, Ltd. (FPSL) as a wholly owned subsidiary of Fidelity International Limited (FIL). Edward C. Johnson 3d is Chairman of FIL. Mr. Johnson 3d, Johnson family members, and various trusts for the benefit of the Johnson family own, directly or indirectly, more than 25% of the voting common stock of FIL.
Section 11(a) of the Securities Exchange Act of 1934 prohibits members of national securities exchanges from executing exchange transactions for accounts which they or their affiliates manage, unless certain requirements are satisfied. Pursuant to such requirements, the Board of Trustees has authorized FBSI to execute fund transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules. Each fund's Trustees periodically review FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the funds and review the commissions paid by each fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.
For fiscal    years ended March 31,     1995, 1994, and 1993    (August 31,
1995, 1994, and 1993 for Rated Money Market),     the funds paid no
brokerage commissions. During fiscal    year ended March 31,     1995
(August 31, 1995 for Rated Money Market)    , the funds paid no fees to
brokerage firms that provided research.
From time to time, the Trustees will review whether the recapture for the benefit of the funds of some portion of the brokerage commissions or similar fees paid by the funds on portfolio transactions is legally permissible and advisable. Each fund seeks to recapture soliciting
broker-dealer fees on the tender    of portfolio     securities, but at
present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for each fund to seek such recapture.
Although the Trustees and officers of each fund are substantially the same as those of other funds managed by FMR, investment decisions for each fund are made independently from those of other funds managed by FMR or accounts managed by FMR affiliates. It sometimes happens that the same security is held in the portfolio of more than one of these funds or accounts. Simultaneous transactions are inevitable when several funds and accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or account.
When two or more funds are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each fund. In some cases this system could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to each fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.
VALUATION
Fidelity Service Company (FSC) normally determines a fund's net asset value
per share (NAV) at 12:00 p.m. Eastern time for Tax-Exempt    and
Treasury Only;        3:00 p.m. Eastern time for Government, Domestic, and
Money Market; 3:00 p.m. and 4:00 p.m.    Eastern time     for Rated Money
Market; and 3:00 p.m. and 5:00 p.m. Eastern time for Treasury. The valuation of portfolio securities is determined as of these times for the purpose of computing each fund's NAV.
Portfolio securities and other assets are valued on the basis of amortized cost. This technique involves initially valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument may be higher or lower than the price a fund would receive if it sold the instrument.
During periods of declining interest rates, a fund's yield based on amortized cost valuation may be higher than would result if the fund used market valuations to determine its NAV. The converse would apply during periods of rising interest rates.
Valuing each fund's instruments on the basis of amortized cost and use of the term "money market fund" are permitted pursuant to Rule 2a-7 under the 1940 Act. Each fund must adhere to certain conditions under Rule 2a-7, as summarized in the section entitled "Quality and Maturity" on page .
The Board of Trustees oversees FMR's adherence to the provisions of Rule 2a-7 and has established procedures designed to stabilize each fund's NAV at $1.00. At such intervals as they deem appropriate, the Trustees consider the extent to which NAV calculated by using market valuations would deviate from $1.00 per share. If the Trustees believe that a deviation from a fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate.
PERFORMANCE
The funds may quote performance in various ways. All performance information supplied by the funds in advertising is historical and is not intended to indicate future returns. Yield and total return fluctuate in response to market conditions and other factors.
YIELD CALCULATIONS. To compute a    class    's yield for a period, the net
change in value of a hypothetical account containing one share reflects the value of additional shares purchased with dividends from the one original share and dividends declared on both the original share and any additional shares. The net change is then divided by the value of the account at the beginning of the period to obtain a base period return. This base period return is annualized to obtain a current annualized yield. An effective yield may also be calculated by compounding the base period return over a one-year period. In addition to the current yield, the funds may quote yields in advertising based on any historical seven-day period. Yields for
   each class of     the funds are calculated on the same basis as other
money market funds, as required by applicable regulations.
Yield information may be useful in reviewing a class's performance and in providing a basis for comparison with other investment alternatives. However, each class's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.
Investors should recognize that in periods of declining interest rates a class's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates a class's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the fund's holdings, thereby reducing a class's current yield. In periods of rising interest rates, the opposite can be expected to occur.
A class's tax-equivalent yield is the rate an investor would have to earn from a fully taxable investment before taxes to equal the class's tax-free yield. Tax-equivalent yields are calculated by dividing a class's yield by the result of one minus a stated federal or combined federal and state tax rate. If only a portion of a class's yield is tax-exempt, only that portion is adjusted in the calculation.
The following table shows the effect of a shareholder's tax status on
effective yield under federal income tax laws for 19   95    . It shows the
approximate yield a taxable security must provide at various income brackets to produce after-tax yields equivalent to those of hypothetical
tax-exempt obligations yielding from    2.00    % to    8.00    %. Of
course, no assurance can be given that a class will achieve any specific tax-exempt yield. While Tax-Exempt invests principally in obligations whose interest is exempt from federal income tax, other income received by the fund may be taxable.

19   95     TAX RATES AND TAX-EQUIVALENT YIELDS



Taxable Income*         Federal   If individual tax-exempt yield is:
                        Income



            Tax      2.00    %      3.00    %      4.00    %      5.00    %      6.0    %      7.00    %      8.00    %



Single Return   Joint Return   Bracket**   Then taxable equivalent yield is:






$ 23,351   -    $ 36,001   -     28.0 %    2.78 %    4.17 %    5.56 %    6.94 %    8.33 %    9.72 %     11.11 %
$ 56,500        $ 94,250

$ 56,501   -    $ 94,251   -     31.0 %    2.90 %    4.35 %    5.80 %    7.25 %    8.70 %    10.14 %    11.59 %
$ 117,950       $ 143,600

$ 117,951  -    $ 143,601  -     36.0 %    3.13 %    4.69 %    6.25 %    7.81 %    9.38 %    10.94 %    12.50 %
$ 256,500       $ 256,500

$ 256,501 -     $ 256,501 -      39.6 %    3.31 %    4.97 %    6.62 %    8.28 %    9.93 %    11.59 %    13.25 %



* Net amount subject to federal income tax after deductions and exemptions. Assumes ordinary income only.
** Excludes the impact of the phaseout of personal exemptions, limitations on itemized deductions, and other credits, exclusions, and adjustments which may increase a taxpayer's marginal tax rate. An increase in a shareholder's marginal tax rate would increase that shareholder's tax-equivalent yield.
Tax-Exempt may invest a portion of its assets in obligations that are subject to state or federal income taxes. When the fund invests in these obligations, its tax-equivalent yield will be lower. In the table above, the tax-equivalent yields are calculated assuming investments are 100% federally and state tax-free.
TOTAL RETURN CALCULATIONS. Total returns quoted in advertising reflect all aspects of a class's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the class's NAV over a stated period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of a class.
In addition to average annual total returns, a class may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.
HISTORICAL RESULTS. The following table shows 7-day yields, tax-equivalent yields, and total returns for Class I of each fund for the period ended
   March 31    , 1995    (August 31, 1995 for Rated Money Market).
Tax-Exempt's Class I tax-equivalent yield is based on a 36% federal income tax rate.
                  Average Annual Total Returns   Cumulative Total Returns


      Seven-Day   Tax          One    Five    Life of    One    Five    Life of
      Yield       Equivalent   Year   Years   Fund*/Te   Year   Years   Fund*/Te
                  Yield                       n Years                   n Years








Rated Money Market -         5.46%     N/A        5.53%      4.60%      6.11%      5.53%      25.20%      80.99%
 Class I

 Treasury - Class I           5.98%     N/A        4.78%      4.90%      6.03%      4.78%      27.03%      61.24%

 Government - Class I         6.01%     N/A        4.86%      4.99%      6.32%      4.86%      27.60%      81.07%

 Domestic - Class I           6.06%     N/A        4.97%      5.03%      5.31%      4.97%      27.81%      32.32%

 Money Market - Class I       6.07%     N/A        4.99%      5.09%      6.43%      4.99%      28.15%      83.60%

 Treasury Only - Class I      5.80%     N/A        4.65%     N/A         4.45%      4.65%     N/A          21.65%

 Tax-Exempt - Class I         3.94%     6.16%      3.18%      3.65%      4.41%      3.18%      19.61%      51.86%



* Life of Fund figures are from commencement of operations of each fund, except Rated Money Market which reports a Ten Years figure. Commencement of operations for each fund, other than Rated Money Market, are as follows:
Treasury - February 2, 1987; Government - July 25, 1985; Domestic - November 3, 1989; Money Market - July 5, 1985; Treasury Only - October 3, 1990; and Tax-Exempt - July 25, 1985.
Note: If FMR had not reimbursed certain fund expenses during these periods, the total returns would have been lower and the yields for Class I of each fund would have been:
Fund                              Yield          Tax-Equivalent

                                                 Yield

Rated Money Market - Class I      N/A            N/A

Treasury - Class I                5.91%          N/A

Government - Class I              5.95%          N/A

Domestic - Class I                5.97%          N/A

Money Market - Class I            6.01%          N/A

Treasury Only - Class I           5.58%          N/A

Tax-Exempt - Class I              3.86%          6.03    %

The following tables show the income and capital elements of each fund's Class I cumulative total return. The tables compare each fund's Class I return to the record of the Standard & Poor's Composite Index of 500 Stocks (S&P 500), the Dow Jones Industrial Average (DJIA), and the cost of living (measured by the Consumer Price Index, or CPI) over the same period. The CPI information is as of the month end closest to the initial investment date for each fund. The S&P 500 and DJIA comparisons are provided to show how each class's total return compared to the record of a broad average of common stocks and a narrower set of stocks of major industrial companies, respectively, over the same period. Of course, since each fund invests in short-term fixed-income securities, common stocks represent a different type of investment from the fund. Common stocks generally offer greater growth potential than the funds, but generally experience greater price volatility, which means greater potential for loss. In addition, common stocks generally provide lower income than fixed-income investments, such as the funds. Figures for the S&P 500 and DJIA are based on the prices of unmanaged groups of stocks and, unlike the funds' returns, do not include the effect of paying brokerage commissions or other costs of investing. RATED MONEY MARKET
HISTORICAL FUND RESULTS
During the ten year period ended    August     31, 1995, a hypothetical
$10,000 investment in Class I of Rated Money Market would have grown to
$   18,099    , assuming all distributions were reinvested. This was a
period of fluctuating interest rates and the figures below should not be considered representative of the dividend income or capital gain or loss that could be realized from an investment in Class I of the fund today.



                                                                                 INDICES

Period
Ended     Value of         Value of             Value of        Total            S&P 500          DJIA             Cost of
          Initial          Reinvested           Reinvested      Value                                              Living
          $10,000             Dividend          Capital Gain
          Investment       Distributions        Distributions







   8/31/86    10,000           742                  0               10,742           13,914           14,773           10,157

   8/31/87    10,000           1,408                0               11,408           18,718           21,377           10,593

   8/31/88    10,000           2,217                0               12,217           15,389           16,894           11,019

   8/31/89    10,000           3,335                0               13,335           21,428           23,615           11,537

   8/31/90    10,000           4,456                0               14,456           20,358           23,431           12,185

   8/31/91    10,000           5,450                0               15,450           25,836           28,277           12,648

   8/31/92*   10,000           6,123                0               16,123           27,885           31,172           13,046

   8/31/93    10,000           6,596                0               16,596           32,132           35,985           13,407

   8/31/94    10,000           7,151                0               17,151           33,890           39,634           13,796

   8/31/95    10,000           8,099                0               18,099           41,158           47,913           14,157


*  The fiscal year end of the fund changed from October 31 to August 31 in
July 1992   .
Explanatory Notes: With an initial investment of $10,000 made on    August
31, 1985    , the net amount invested in Class I shares of the fund was
$10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends for the period covered (their cash
value at the time they were reinvested), amounted to $   18,099    . If
distributions had not been reinvested, the amount of distributions earned from Class I shares of the fund over time would have been smaller, and cash
payments (dividends) for the period would have amounted to $   5,949    .
The fund did not distribute any capital gains during the period. Tax consequences of different investments have not been factored into the above figures.
TREASURY
HISTORICAL FUND RESULTS
During the period from February 2, 1987 (commencement of operations) to March 31, 1995, a hypothetical $10,000 investment in Class I of Treasury
would have grown to $   16,124    , assuming all distributions were
reinvested. This was a period of fluctuating interest rates and the figures below should not be considered representative of the dividend income or capital gain or loss that could be realized from an investment in Class I of the fund today.



                                                                              INDICES

Period
Ended       Value of      Value of          Value of        Total             S&P 500           DJIA              Cost of
3/31        Initial       Reinvested        Reinvested      Value                                                 Living
            $10,000          Dividend       Capital Gain
            Investment    Distributions     Distributions







   1987*    $ 10,000      $ 93                 $ 0             $ 10,093          $ 10,694          $ 10,731          $ 10,081

   1988      10,000        759                  0               10,759            9,804             9,560             10,477

   1989      10,000        1,632                0               11,632            11,583            11,432            10,998

   1990      10,000        2,693                0               12,693            13,816            14,014            11,574

   1991      10,000        3,692                0               13,692            15,805            15,668            12,140

   1992      10,000        4,433                0               14,433            17,552            17,950            12,527

   1993      10,000        4,932                0               14,932            20,229            19,633            12,914

   1994      10,000        5,389                0               15,389            20,528            21,366            13,237

   1995      10,000        6,124                0               16,124            23,722            25,101            13,615


*  From February 2, 1987 (commencement of operations).
Explanatory Notes: With an initial investment of $10,000 made on February 2, 1987, the net amount invested in Class I shares of the fund was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends for the period covered (their cash value at
the time they were reinvested), amounted to $   16,124    . If
distributions had not been reinvested, the amount of distributions earned from Class I shares of the fund over time would have been smaller, and cash
payments (dividends) for the period would have amounted to $   4,790    .
The fund did not distribute any capital gains during the period. Tax consequences of different investments have not been factored into the above figures.
GOVERNMENT
HISTORICAL FUND RESULTS
During the period from July 25, 1985 (commencement of operations) through March 31, 1995, a hypothetical investment of $10,000 in Class I of
Government would have grown to $   18,107    , assuming all distributions
were reinvested. This was a period of fluctuating interest rates and the figures below should not be considered representative of the dividend income or capital gain or loss that could be realized from an investment in Class I of the fund today.



                                                                              INDICES

Period
Ended       Value of    Value of            Value of        Total             S&P 500           DJIA              Cost of
3/31        Initial     Reinvested          Reinvested      Value                                                 Living**
            $10,000        Dividend         Capital Gain
            Investment  Distributions       Distributions







   1986*    $ 10,000   $ 547                $ 0             $ 10,547          $ 12,812          $ 13,855          $ 10,093

   1987      10,000     1,233                0               11,233            16,170            18,170            10,399

   1988      10,000     2,017                0               12,017            14,824            16,188            10,807

   1989      10,000     3,001                0               13,001            17,514            19,358            11,345

   1990      10,000     4,191                0               14,191            20,890            23,729            11,939

   1991      10,000     5,318                0               15,318            23,897            26,530            12,523

   1992      10,000     6,167                0               16,167            26,540            30,395            12,922

   1993      10,000     6,743                0               16,743            30,588            33,245            13,321

   1994      10,000     7,267                0               17,267            31,039            36,179            13,655

   1995      10,000     8,107                0               18,107            35,869            42,502            14,045


*  From July 25, 1985 (commencement of operations).
** From month end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 made on July 25, 1985, the net amount invested in Class I shares of the fund was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends for the period covered (their cash value at
the time they were reinvested), amounted to $   18,107    . If
distributions had not been reinvested, the amount of distributions earned from Class I shares of the fund over time would have been smaller, and cash
payments (dividends) for the period would have amounted to $   5,954    .
The fund did not distribute any capital gains during the period. Tax consequences of different investments have not been factored into the above figures.
DOMESTIC
HISTORICAL FUND RESULTS
During the period from November 3, 1989 (commencement of operations) to March 31, 1995, a hypothetical $10,000 investment in Class I of Domestic
would have grown to $   13,232    , assuming all distributions were
reinvested. This was a period of fluctuating interest rates and the figures below should not be considered representative of the dividend income or capital gain or loss that could be realized from an investment in Class I of the fund today.



                                                                             INDICES

Period
Ended       Value of   Value of             Value of        Total             S&P 500           DJIA              Cost of
3/31        Initial     Reinvested          Reinvested      Value                                                 Living
            $10,000       Dividend          Capital Gain
            Investment Distributions        Distributions







   1990*    $ 10,000   $ 352                $ 0             $ 10,352          $ 10,189          $ 10,451          $ 10,247

   1991      10,000     1,192                0               11,192            11,655            11,685            10,748

   1992      10,000     1,808                0               11,808            12,944            13,387            11,091

   1993      10,000     2,222                0               12,222            14,919            14,642            11,433

   1994      10,000     2,605                0               12,605            15,139            15,935            11,720

   1995      10,000     3,232                0               13,232            17,494            18,720            12,054


*  From November 3, 1989 (commencement of operations).
Explanatory Notes: With an initial investment of $10,000 made on November 3, 1989, the net amount invested in Class I shares of the fund was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends for the period covered (their cash value at
the time they were reinvested), amounted to $   13,232    . If
distributions had not been reinvested, the amount of distributions earned from Class I shares of the fund over time would have been smaller, and cash
payments (dividends) for the period would have amoun   t    ed to
$   2,807    . The fund did not distribute any capital gains during the period. Tax consequences of different investments have not been factored into the above figures.
MONEY MARKET
HISTORICAL FUND RESULTS
During the period from July 5, 1985 (commencement of operations) to March 31, 1995, a hypothetical $10,000 investment in Class I of Money Market
would have grown to $   18,360    , assuming all distributions were
reinvested. This was a period of fluctuating interest rates and the figures below should not be considered representative of the dividend income or capital gain or loss that could be realized from an investment in Class I of the fund today.



                                                                             INDICES

Period
Ended       Value of   Value of             Value of        Total             S&P 500           DJIA              Cost of
3/31        Initial    Reinvested          Reinvested      Value                                                 Living
            $10,000       Dividend          Capital Gain
            Investment Distributions        Distributions







   1986*    $ 10,000   $ 601                $ 0             $ 10,601          $ 12,848          $ 14,126          $ 10,112

   1987      10,000     1,297                0               11,297            16,217            18,525            10,418

   1988      10,000     2,103                0               12,103            14,867            16,504            10,827

   1989      10,000     3,113                0               13,113            17,564            19,736            11,366

   1990      10,000     4,327                0               14,327            20,950            24,192            11,961

   1991      10,000     5,492                0               15,492            23,965            27,048            12,546

   1992      10,000     6,358                0               16,358            26,615            30,988            12,946

   1993      10,000     6,945                0               16,945            30,675            33,894            13,346

   1994      10,000     7,486                0               17,486            31,128            36,885            13,680

   1995      10,000     8,360                0               18,360            35,971            43,332            14,071


*  From July 5, 1985 (commencement of operations).
Explanatory Notes: With an initial investment of $10,000 made on July 5, 1985, the net amount invested in Class I shares of the fund was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends for the period covered (their cash value at
the time they were reinvested), amounted to $   18,360    . If
distributions had not been reinvested, the amount of distributions earned from Class I shares of the fund over time would have been smaller, and cash
payments (dividends) for the period would have amounted to $   6,093    .
The fund did not distribute any capital gains during the period. Tax consequences of different investments have not been factored into the above figures.
TREASURY ONLY
HISTORICAL FUND RESULTS
During the period from October 3, 1990 (commencement of operations) to March 31, 1995, a hypothetical $10,000 investment in Class I of Treasury
Only would have grown to $   12,165    , assuming all distributions were
reinvested. This was a period of fluctuating interest rates and the figures below should not be considered representative of the dividend income or capital gain or loss that could be realized from an investment in Class I of the fund today.



                                                                            INDICES

Period
Ended       Value of   Value of             Value of        Total             S&P 500           DJIA              Cost of
   3    /31 Initial    Reinvested          Reinvested      Value                                                 Living
            $10,000      Dividend          Capital Gain
            Investment Distributions        Distributions







   1991*    $ 10,000   $ 353                $ 0             $ 10,353          $ 12,114          $ 11,848          $ 10,173

   1992      10,000     913                  0               10,913            13,454            13,573            10,497

   1993      10,000     1,285                0               11,285            15,506            14,846            10,821

   1994      10,000     1,624                0               11,624            15,735            16,157            11,093

   1995+     10,000     2,165                0               12,165            18,183            18,980            11,409


*  From October 3, 1990 (commencement of operations).
+ The fiscal year end of the fund changed from July 31 to March 31 in February 1995.
Explanatory Notes: With an initial investment of $10,000 made on October 3, 1990, the net amount invested in Class I shares of the fund was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends for the period covered (their cash value at
the time they were reinvested) amounted to $   12,165    . If distributions
had not been reinvested, the amount of distributions earned from Class I shares of the fund over time would have been smaller, and cash payments
(dividends) for the period would have amounted to $   1,963    . The fund
did not distribute any capital gains during the period. Tax consequences of different investments have not been factored into the above figures. TAX-EXEMPT
HISTORICAL FUND RESULTS
During the period from July 25, 1985 (commencement of operations) to March 31, 1995, a hypothetical $10,000 investment in Class I of Tax-Exempt would
have grown to $   15,186    , assuming all distributions were reinvested.
This was a period of fluctuating interest rates and the figures below should not be considered representative of the dividend income or capital gain or loss that could be realized from an investment in Class I of the fund today.



                                                                            INDICES

Period
Ended       Value of   Value of             Value of        Total             S&P 500           DJIA              Cost of
   3    /31 Initial    Reinvested          Reinvested      Value                                                 Living**
            $10,000       Dividend          Capital Gain
            Investment Distributions        Distributions







   1986*    $ 10,000   $ 368                $ 0             $ 10,368          $ 12,812          $ 13,855          $ 10,093

   1987      10,000     814                  0               10,814            16,170            18,170            10,399

   1988      10,000     1,323                0               11,323            14,824            16,188            10,807

   1989      10,000     1,958                0               11,958            17,514            19,358            11,345

   1990      10,000     2,697                0               12,697            20,890            23,729            11,939

   1991      10,000     3,411                0               13,411            23,897            26,530            12,523

   1992      10,000     3,973                0               13,973            26,540            30,395            12,922

   1993      10,000     4,369                0               14,369            30,588            33,245            13,321

   1994      10,000     4,718                0               14,718            31,039            36,179            13,655

   1995+     10,000     5,186                0               15,186            35,869            42,502            14,045


*  From July 25, 1985 (commencement of operations)
** From month end closest to initial investment date.
+ The fiscal year end of the fund changed from May 31 to March 31 in February 1995.
Explanatory Notes: With an initial investment of $10,000 made on July 25, 1985, the net amount invested in Class I shares of the fund was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends for the period covered (their cash value at
the time they were reinvested), amounted to $   15,186    . If
distributions had not been reinvested, the amount of distributions earned from Class I shares of the fund over time would have been smaller, and cash
payments (dividends) for the period would have amounted to $   4,186    .
The fund did not distribute any capital gains during the period. Tax consequences of different investments have not been factored into the above figures.
PERFORMANCE COMPARISONS. A fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. Lipper may also rank funds based on yield. In addition to the mutual fund rankings, a fund's performance may be compared to stock, bond, and money market mutual fund performance indices prepared by Lipper or other organizations. When comparing these indices, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns available from stock mutual funds.
From time to time, a fund's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds to one another in appropriate categories over specific periods of time may also be quoted in advertising. A fund may be compared in advertising to Certificates of Deposit (CDs) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, a fund may offer greater liquidity or higher potential returns than CDs, a fund does not guarantee your principal or your return, and fund shares are not FDIC insured.
Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.
Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.
Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.
A fund may compare its performance or the performance of securities in which it may invest to averages published by IBC USA (Publications), Inc. of Ashland, Massachusetts. These averages assume reinvestment of distributions. The IBC/Donoghue's MONEY FUND AVERAGES(trademark)/Government, which is reported in the MONEY FUND REPORT(trademark), covers over 229 money market funds; IBC/Donoghue's MONEY FUND AVERAGES(trademark)/All Taxable, which is reported in the MONEY FUND REPORT(trademark), covers over 749 money market funds; IBC/Donoghue's MONEY FUND AVERAGES(trademark)/All Tax-Free, which is reported in the MONEY FUND REPORT(trademark), covers over 387 money market funds.
In advertising materials, Fidelity may reference or discuss its products and services, which may include: other Fidelity funds; retirement investing; brokerage products and services; model portfolios or allocations; saving for college or other goals; charitable giving; and the Fidelity credit card. In addition, Fidelity may quote or reprint financial or business publications and periodicals as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and Fidelity services and products. Fidelity may also reprint, and use as advertising and sales literature, articles from Fidelity Focus, a quarterly magazine provided free of charge to Fidelity fund shareholders.
A fund may present its fund number, Quotron(trademark) number, and CUSIP number, and discuss or quote its current portfolio manager.
As of    August 31    , 1995, FMR advised over $   26.5     billion in
tax-free fund assets, $   79     billion in money market fund assets,
$   218     billion in equity fund assets, $   56     billion in
international fund assets, and $   23     billion in Spartan fund assets.
The funds may reference the growth and variety of money market mutual funds and the adviser's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.
In addition to performance rankings, each    class of a     fund may
compare its total expense ratio to the average total expense ratio of
similar funds tracked by Lipper. A    class    's total expense ratio is a
significant factor in comparing bond and money market investments because of its effect on yield.
ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION
If the Trustees determine that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing a class's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences. Pursuant to Rule 11a-3 under the 1940 Act, each fund is required to give shareholders at least 60 days' notice prior to terminating or modifying its exchange privilege. Under the Rule, the 60-day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee, or deferred sales charge ordinarily payable at the time of an exchange, or (ii) a fund suspends the redemption of the shares to be exchanged as permitted under the 1940 Act or the rules and regulations thereunder, or a fund to be acquired suspends the sale of its shares because it is unable to invest amounts effectively in accordance with its investment objective and policies.
In the prospectus, each fund has notified shareholders that it reserves the right at any time, without prior notice, to refuse exchange purchases by any person or group if, in FMR's judgment, a fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
DISTRIBUTIONS AND TAXES
DIVIDENDS. Because each fund's income is primarily derived from interest, dividends from the fund generally will not qualify for the dividends-received deduction available to corporate shareholders. Short-term capital gains are distributed as dividend income, but do not qualify for the dividends received deduction. A portion of each fund's dividends derived from certain U.S. government obligations may be exempt from state and local taxation.
To the extent that each fund's income is designated as federally tax-exempt interest, the daily dividends declared by the fund are also federally tax-exempt. Short-term capital gains are distributed as dividend income, but do not qualify for the dividends-received deduction. These gains will be taxed as ordinary income.
Each fund will send each shareholder a notice in January describing the tax status of dividend and capital gain distributions (if any) for the prior year.
Shareholders are required to report tax-exempt income on their federal tax returns. Shareholders who earn other income, such as social security benefits, may be subject to federal income tax on up to 85% of such benefits to the extent that their income, including tax-exempt income, exceeds certain base amounts.
Tax-Exempt purchases municipal securities that are free from federal income tax based on opinions of counsel regarding their tax status. These opinions generally will be based on covenants by the issuers or other parties regarding continuing compliance with federal tax requirements. If at any time the covenants are not complied with, distribution to shareholders of interest on a security could become federally taxable retroactive to the date a security was issued. For certain types of structured securities, opinions of counsel may also be based on the effect of the structure on the federal tax treatment of the income.
As a result of the Tax Reform Act of 1986, interest on certain "private activity" securities is subject to the federal alternative minimum tax
(AMT), although the interest continues to be excludable from gross income for other tax purposes. Interest from private activity securities will be
considered tax   -    exempt for purposes of Tax-Exempt's policy on
investing so that at least 80% of its income is free from federal income tax. Interest from private activity securities is a tax preference item for the purposes of determining whether a taxpayer is subject to the AMT and the the amount of AMT to be paid, if any. Private activity securities issued after August 7, 1986 to benefit a private or industrial user or to finance a private facility are affected by this rule.
A portion of the gain on bonds purchased with market discount after April 30, 1993 and short-term capital gains distributed by the fund are taxable to shareholders as dividends, not as capital gains. Dividend distributions resulting from a recharacterization of gain from the sale of bonds purchased with market discount after April 30, 1993 are not considered income for the purposes of Tax-Exempt's policy of investing so that at
least 80% of its income is free from federal income tax. Tax   -    Exempt
may distribute any net realized short-term capital gains and taxable market discounts once a year or more often, as necessary, to maintain its net asset value at $1.00 per share.
It is the current position of the staff of the SEC that a fund that uses the term "tax-exempt" in its name may not derive more than 20% of its income from municipal obligations that pay interest that is a preference item for purposes of the AMT. According to this position, at least 80% of Tax-Exempt's income would have to be exempt from the AMT as well as from federal income taxes.
Corporate investors should note that a tax preference item for the purposes of the corporate AMT is 75% of the amount by which adjusted current earnings (which includes tax-exempt interest) exceeds the alternative minimum taxable income of the corporation. If a shareholder receives an exempt-interest dividend and sells shares at a loss after holding them for a period of six months or less, the loss will be disallowed to the extent of the amount of the exempt-interest dividend.
   CAPITAL GAIN DISTRIBUTIONS. Each fund may distribute any net realized short-term capital gains once a year or more often as necessary, to maintain its net asset value at $1.00 per share. Treasury, Government, Domestic, Money Market, Treasury Only, and Rated Money Market do not anticipate earning long-term capital gains on securities held by each fund. Tax-Exempt does not anticipate distributing long-term capital gains.
As of fiscal year ended March 31, 1995, Treasury had capital loss carryforwards aggregating approximately $1,198,000. The loss carryforward for Treasury, of which $82,000, $109,000, $142,000, $1,000, $330,000, and
$534,000 will expire on March 31, 1996, 1997, 1999, 2001, 2002 and 2003, respectively, is available to offset future capital gains.
As of fiscal year ended March 31, 1995, Government had capital loss carryforwards aggregating approximately $1,104,600. The loss carryforward for Government, of which $19,400, $200, $53,000, $271,000, and $761,000 will expire on March 31, 1996, 1997, 2001, 2002, and 2003, respectively, is available to offset future capital gains.
As of fiscal year ended March 31, 1995, Domestic had capital loss carryforwards aggregating approximately $98,000. The loss carry forward for Domestic, of which $49,000 and $49,000 will expire on March 31, 2001 and 2003, respectively, is available to offset future capital gains.
As of fiscal year ended March 31, 1995, Money Market had capital loss carryforwards aggregating approximately $1,781,000. The loss carryforward for Money Market, of which $336,000, $898,000 and $547,000 will expire on March 31, 2001, 2002, and 2003, respectively, is available to offset future capital gains.
As of fiscal year ended March 31, 1995, Treasury Only had capital loss carryforwards aggregating approximately $184,000. The loss carryforward for Treasury Only, of which $22,000 and $162,000 will expire on March 31, 2001 and 2002, respectively, is available to offset future capital gains.
As of fiscal year ended March 31, 1995, Tax-Exempt, had capital loss carryforwards aggregating approximately $528,000. The loss carryforward for Tax-Exempt, which will expire on March 31, 1996, is available to offset future capital gains.
As of fiscal year ended August 31, 1995, Rated Money Market had capital loss carryforwards aggregating approximately $74,000. The loss carryforward for Rated Money Market, of which $40,000, $32,000, and $2,000 will expire on August 31, 1996, 1997, and 1998, respectively, is available to offset future capital gains.
STATE AND LOCAL TAX ISSUES. For mutual funds organized as business trusts, state law provides for a pass-through of the state and local income tax exemption afforded to direct owners of U.S. Government securities. Some states limit this to mutual funds that invest a certain amount in U.S. Government securities, and some types of securities, such as repurchase agreements and some agency backed securities, may not qualify for this benefit. The tax treatment of your dividend distributions from a fund will be the same as if you directly owned your proportionate share of the U.S. Government securities in the fund's portfolio. Because the income earned on most U.S. Government securities in which a fund invests is exempt from state and local income taxes, the portion of your dividends from the fund attributable to these securities will also be free from income taxes. The exemption from state and local income taxation does not preclude states from assessing other taxes on the ownership of U.S. Government securities. In a number of states, corporate franchise (income) tax laws do not exempt interest earned on U.S. Government securities whether such securities are held directly or through a fund.
FOREIGN TAXES. Foreign governments may withhold taxes on dividends and interest paid with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. If, at the close of its fiscal year, more than 50% of a fund's total assets are invested in securities of foreign issuers, the fund may elect to pass through foreign taxes paid and thereby allow shareholders to take a credit or deduction on their individual tax returns.
TAX STATUS OF THE FUNDS. Each fund intends to qualify each year as a "regulated investment company" for tax purposes so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis.
Each fund is treated as a separate entity from the other funds of each Trust for tax purposes.
OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting each fund and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable to their particular tax situation. FMR
All of the stock of FMR is owned by FMR Corp., its parent company organized in 1972. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.
At present, the principal operating activities of FMR Corp. are those conducted by three of its divisions as follows: FSC, which is the transfer and shareholder servicing agent for certain of the funds advised by FMR; FIIOC, which performs shareholder servicing functions for institutional customers and funds sold through intermediaries; and Fidelity Investments Retail Marketing Company, which provides marketing services to various companies within the Fidelity organization.
Fidelity investment personnel may invest in securities for their own account pursuant to a code of ethics that sets forth all employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by Fidelity funds and on short-term trading have been adopted.
TRUSTEES AND OFFICERS
The Trustees and executive officers of the trusts are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers elected or
appointed to the trusts prior to    the     funds' conversion from series
of    a     Massachusetts business trust served in identical capacities.
All persons named as Trustees also serve in similar capacities for other funds advised by FMR. The business address of each Trustee and officer who is an "interested person" (as defined in the 1940 Act) is 82 Devonshire Street, Boston, Massachusetts 02109, which is also the address of FMR. The business address of all the other Trustees is Fidelity Investments, P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with either the trust or FMR are indicated by an asterisk (*).
*EDWARD C. JOHNSON 3d (64), Trustee and President, is Chairman, Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of FMR Texas Inc., Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc.
*J. GARY BURKHEAD (53), Trustee and Senior Vice President, is President of FMR; and President and a Director of FMR Texas Inc., Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc. RALPH F. COX (62), Trustee (1991), is a consultant to Western Mining Corporation (1994). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production, 1990). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of Sanifill Corporation (non-hazardous waste, 1993) and CH2M Hill Companies (engineering). In addition, he served on the Board of Directors of the Norton Company (manufacturer of industrial devices, 1983-1990) and continues to serve on the Board of Directors of the Texas State Chamber of Commerce, and is a member of advisory boards of Texas A&M University and the University of Texas at Austin.
PHYLLIS BURKE DAVIS (63), Trustee (1992). Prior to her retirement in September 1991, Mrs. Davis was the Senior Vice President of Corporate Affairs of Avon Products, Inc. She is currently a Director of BellSouth Corporation (telecommunications), Eaton Corporation (manufacturing, 1991), and the TJX Companies, Inc. (retail stores, 1990), and previously served as a Director of Hallmark Cards, Inc. (1985-1991) and Nabisco Brands, Inc. In addition, she is a member of the President's Advisory Council of The University of Vermont School of Business Administration.
RICHARD J. FLYNN (71), Trustee, is a financial consultant. Prior to September 1986, Mr. Flynn was Vice Chairman and a Director of the Norton Company (manufacturer of industrial devices). He is currently a Trustee of College of the Holy Cross and Old Sturbridge Village, Inc., and he previously served as a Director of Mechanics Bank (1971-1995).
E. BRADLEY JONES (67), Trustee (1990). Prior to his retirement in 1984, Mr. Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (original equipment and replacement products), Cleveland-Cliffs Inc (mining), Consolidated Rail Corporation, Birmingham Steel Corporation, and RPM, Inc. (manufacturer of chemical products, 1990), and he previously served as a Director of NACCO Industries, Inc. (mining and marketing, 1985-1995) and Hyster-Yale Materials Handling, Inc. (1985-1995). In addition, he serves as a Trustee of First Union Real Estate Investments, a Trustee and member of the Executive Committee of the Cleveland Clinic Foundation, a Trustee and member of the Executive Committee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.
DONALD J. KIRK (62), Trustee, is Executive-in-Residence (1995) at Columbia University Graduate School of Business and a financial consultant. From 1987 to January 1995, Mr. Kirk was a Professor at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Mr. Kirk is a Director of General Re Corporation (reinsurance), and he previously served as a Director of Valuation Research Corp. (appraisals and valuations, 1993-1995). In addition, he serves as Vice Chairman of the Board of Directors of the National Arts Stabilization Fund, Vice Chairman of the Board of Trustees of the Greenwich Hospital Association, and as a Member of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995).
*PETER S. LYNCH (52), Trustee (1990) is Vice Chairman and Director of FMR
(1992). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991); Vice President of Fidelity Magellan Fund and FMR Growth Group Leader; and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services (1991-1992). He is a Director of W.R. Grace & Co. (chemicals) and Morrison Knudsen Corporation (engineering and construction). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield (1989) and Society for the Preservation of New England Antiquities, and as an Overseer of the Museum of Fine Arts of Boston (1990).
GERALD C. McDONOUGH (65), Trustee, is Chairman of G.M. Management Group (strategic advisory services). Prior to his retirement in July 1988, he was Chairman and Chief Executive Officer of Leaseway Transportation Corp. (physical distribution services). Mr. McDonough is a Director of ACME-Cleveland Corp. (metal working, telecommunications and electronic products), Brush-Wellman Inc. (metal refining), York International Corp. (air conditioning and refrigeration), Commercial Intertech Corp. (water treatment equipment, 1992), and Associated Estates Realty Corporation (a real estate investment trust, 1993).
EDWARD H. MALONE (70), Trustee. Prior to his retirement in 1985, Mr. Malone was Chairman, General Electric Investment Corporation and a Vice President of General Electric Company. He is a Director of Allegheny Power Systems, Inc. (electric utility), General Re Corporation (reinsurance) and Mattel Inc. (toy manufacturer). In addition, he serves as a Trustee of Corporate Property Investors, the EPS Foundation at Trinity College, the Naples Philharmonic Center for the Arts, and Rensselaer Polytechnic Institute, and he is a member of the Advisory Boards of Butler Capital Corporation Funds and Warburg, Pincus Partnership Funds.
MARVIN L. MANN (61), Trustee (1993) is Chairman of the Board, President, and Chief Executive Officer of Lexmark International, Inc. (office machines, 1991). Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of M.A. Hanna Company (chemicals, 1993) and Infomart (marketing services, 1991), a Trammell Crow Co. In addition, he serves as the Campaign Vice Chairman of the Tri-State United Way (1993) and is a member of the University of Alabama President's Cabinet (1990).
THOMAS R. WILLIAMS (66), Trustee, is President of The Wales Group, Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of BellSouth Corporation (telecommunications), ConAgra, Inc. (agricultural products), Fisher Business Systems, Inc. (computer software), Georgia Power Company (electric utility), Gerber Alley & Associates, Inc. (computer software), National Life Insurance Company of Vermont, American Software, Inc., and AppleSouth, Inc. (restaurants, 1992).
FRED L. HENNING, JR. (55), Vice President, is Vice President of Fidelity's money market (1994) and fixed-income (1995) funds and Senior Vice President of FMR Texas Inc.
LELAND BARRON (36), Vice President (1989), is also Vice President of other funds advised by FMR and an employee of FMR Texas, Inc.
BURNELL STEHMAN (63), Vice President (1992), is also Vice President of other funds advised by FMR and an employee of FMR Texas, Inc.
JOHN TODD (46), Vice President (1992), is also Vice President of other funds advised by FMR and an employee of FMR Texas, Inc.
SCOTT A. ORR (33), Vice President (1992), is also Vice President of other funds advised by FMR and an employee of FMR Texas, Inc.
ARTHUR S. LORING (47), Secretary, is Senior Vice President (1993) and General Counsel of FMR, Vice President-Legal of FMR Corp., and Vice President and Clerk of FDC.
KENNETH A. RATHGEBER (47), Treasurer (1995), is Treasurer of the Fidelity funds and is an employee of FMR (1995). Before joining FMR, Mr. Rathgeber was a Vice President of Goldman Sachs & Co. (1978-1995), where he served in various positions, including Vice President of Proprietary Accounting (1988-1992), Global Co-Controller (1992-1994), and Chief Operations Officer of Goldman Sachs (Asia) LLC (1994-1995)
THOMAS D. MAHER (50), Assistant Vice President (1990), is Assistant Vice President of Fidelity's money market funds and Vice President and Associate General Counsel of FMR Texas Inc. (1990). Prior to 1990, Mr. Maher was an employee of FMR.
JOHN H. COSTELLO (48), Assistant Treasurer, is an employee of FMR.
LEONARD M. RUSH (48), Assistant Treasurer (1994), is an employee of FMR
(1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance of Officer of FMR Corp. (1993-1994); Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993); and Vice President, Assistant Controller, and Director of the Accounting Department - First Boston Corp. (1986-1990).
   The following table sets forth information describing the compensation of each current trustee of each fund for his or her services as trustee for the fiscal year ended March 31, 1995 (August 31, 1995 for Rated Money Market).
COMPENSATION TABLE
      Aggregate Compensation




J. Gary     Ralph F.  Phyllis  Richard   Edward C.     E.       Donald   Peter S.  Gerald C.  Edward  Marvin L.  Thomas
Burkhead**  Cox       Burke    J. Flynn  Johnson 3d**  Bradley  J. Kirk  Lynch**   McDonough  H.      Mann       R.
                      Davis                            Jones                                  Malone             Williams

    Rated Money
$ 0         $ 151     $ 145    $ 189      $ 0          $ 151    $ 153    $ 0       $ 151      $ 151    $ 151     $ 150
 Market

 Treasury
0           2,082      1,985    2,568      0           2,059    2,111      0       2,112      2,134      2,032   2,084

 Government
0           1,672      1,600      2,059      0         1,654    1,706      0       1,708      1,723      1,632   1,683

 Money Market
0            2,371     2,246      2,942      0         2,345    2,395      0       2,395      2,416      2,312   2,360

 Domestic
0            464        440        575       0         459        468      0       463        472        452      460

 Tax-Exempt+
0            1,128      1,066      1,393     0         1,111    1,129      0       1,130      1,149      1,099   1,118

 Treasury Only +
0             543        504        679      0         533        544      0       535        533        524     523

Trustees                 Pension or           Estimated Annual    Total
                         Retirement           Benefits Upon       Compensation
                         Benefits Accrued     Retirement from     from the Fund
                         as Part of Fund      the Fund            Complex*
                         Expenses from the    Complex*
                         Fund Complex*

J. Gary Burkhead**       $ 0                  $ 0                 $ 0

Ralph F. Cox              5,200                52,000              125,000

Phyllis Burke Davis       5,200                52,000              122,000

Richard J. Flynn          0                    52,000              154,500

Edward C. Johnson 3d**    0                    0                   0

E. Bradley Jones          5,200                49,400              123,500

Donald J. Kirk            5,200                52,000              125,000

Peter S. Lynch**          0                    0                   0

Gerald C. McDonough       5,200                52,000              125,000

Edward H. Malone          5,200                44,200              128,000

Marvin L. Mann            5,200                52,000              125,000

Thomas R. Williams        5,200                52,000              126,500

* Information is as    of     December 31, 1994 for 206 funds in the
complex.
** Interested trustees of the fund are compensated by FMR.
   + The annualized amounts reported for Tax-Exempt and Treasury Only are for the periods June 1, 1994 through March 31, 1995 and August 1, 1994 through March 31, 1995, respectively. Each fund's fiscal year end changed to March 31 in February 1995.
Under a retirement program adopted in July 1988, the non-interested Trustees, upon reaching age 72, become eligible to participate in a retirement program under which they receive payments during their lifetime from a fund based on their basic trustee fees and length of service. The obligation of a fund to make such payments is not secured or funded. Trustees become eligible if, at the time of retirement, they have served on the Board for at least five years. Currently, Messrs. Ralph S. Saul, William R. Spaulding, Bertram H. Witham, and David L. Yunich, all former non-interested Trustees, receive retirement benefits under the program.
As of October 23    , 1995, the Trustees and officers of each fund
    owned, in the aggregate, less than    1    % of each fund's total
outstanding shares.
As of    October 25, 1995,     the following owned of record or
beneficially 5% or more of outstanding shares of    each class of     the
funds:
   TREASURY - CLASS I: First Union National Bank (13.32%); Bank of America (11.69%); Texas Commerce Bank, N.A. (9.93%); and First Interstate Bank (6.39%).
TREASURY - CLASS III: Bank Of New York (51.76%); First Union National Bank (17.22%); and Chemical Bank (10.09%).
GOVERNMENT - CLASS I: First Tennessee Bank, Memphis (11.28%); Shawmut Bank Of Boston, N.A. (7.47%); and Texas Commerce Bank, N.A. (7.35%).
GOVERNMENT - CLASS III: Whitney National Bank (22.53%); Boatmen's Trust Co. of St. Louis (16.08%); First Interstate Bank (13.45%); Nationsbank (12.58%); Indiana National Bank (11.37%); United National Bank (11.08%); and First Union National Bank (8.10%).
DOMESTIC - CLASS I: First Union National Bank (15.68%); Texas Commerce Bank, N.A. (11.21%); United States National Bank (10.48%); and Bank of Boston Connecticut (5.21%).
DOMESTIC - CLASS III: Boatmen's Trust Co. of St. Louis (38.71%); First Union National Bank (25.39%); Reliance Trust Company (21.96%); NationsBank (11.47%); and Exchange Bank (9.90%).
MONEY MARKET - CLASS I: FMR Corp. (8.52%); Citibank, N.A. (8.35%); and Shawmut Bank Of Boston, N.A. (5.58%).
MONEY MARKET - CLASS III: First Union National Bank (62.10%); Republic National Bank of New York (12.38%); North American Trust Company (9.45%); and Boatmen's Trust Co. of St. Louis (5.59%).
TREASURY ONLY - CLASS I: First Union National Bank (34.40%); First American Trust Company (8.80%); Ropes & Gray (7.49%); Shawmut Bank Of Boston, N.A. (7.49%); and Bingham, Dana & Gould (5.97%).
TAX-EXEMPT - CLASS I: Shawmut Bank Of Boston, N.A. (12.81%); Wachovia Bank & Trust Company (9.21%); and Fleet National Bank (5.02%).
RATED MONEY MARKET - CLASS I: Promus Companies (15.21%); Bank of America (7.94%); Metric Partners (7.66%); Eastern Utilities Associates (7.17%); and United States Trust Company of NY (5.39%).
A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders. MANAGEMENT CONTRACTS
Each fund employs FMR to furnish investment advisory and other services. Under its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of each fund in accordance with its investment objective, policies, and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing each fund's investments, compensates all officers of each fund, all Trustees who are "interested persons" of the trusts or of FMR, and all personnel of each fund or FMR for performing services relating to research, statistical and investment activities.
In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters, and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal and state laws; developing management and shareholder services for each fund; and furnishing reports, evaluations, and analyses on a variety of subjects to the Trustees.
In addition to the management fee payable to FMR and the fees payable to
UMB, FIIOC, and FSC   ,     each fund    or class thereof, as
applicable,     pays all of its expenses, without limitation, that are not assumed by those parties. Each fund (other than Treasury Only and Rated Money Market) pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor and non-interested Trustees. Although each fund's (other than Treasury Only's and Rated Money Market's) current management contract provides that each fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices and reports to shareholders, the trust, on behalf of each fund has entered into a revised transfer agent agreement with FIIOC and UMB, as applicable, pursuant to which FIIOC or UMB bears the costs of providing these services to existing shareholders of the applicable classes. Other expenses paid by each fund (other than Treasury Only and Rated Money Market) include interest, taxes, brokerage commissions, and each fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal and state securities laws. Each fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation. FMR is responsible for the payment of all expenses of Treasury Only and Rated Money Market with certain exceptions. Specific expenses payable by FMR include, without limitation, expenses for the typesetting, printing, and mailing of proxy materials to shareholders; legal expenses, and the fees of the custodian, auditor, and interested Trustees; costs of typesetting, printing, and mailing prospectuses and statements of additional information, notices and reports to shareholders; and the fund's proportionate share of insurance premiums and Investment Company Institute dues. FMR also provides for transfer agent and dividend disbursing services through FIIOC and portfolio and general accounting record maintenance through FSC.
FMR pays all other expenses of Treasury Only and Rated Money Market with the following exceptions: fees and expenses of all Trustees of the
   applicable     trust who are not "interested persons" of the trust or
FMR (the non-interested Trustees); interest on borrowings (only for Treasury Only); taxes; brokerage commissions (if any); and such nonrecurring expenses as may arise, including costs of any litigation to which a fund may be a party, and any obligation it may have to indemnify the officers and Trustees with respect to litigation.
FMR is each fund's manager pursuant to management contracts dated May 30, 1993 for the FICP funds; January 29, 1992 for Tax-Exempt; September 30,
1993 for Treasury Only;    and     November 1, 1986 for Rated Money Market,
which were approved by shareholders on November 18, 1992, November 13, 1991, March 24, 1993, and December 8, 1994, respectively.
For the services of FMR under each contract, each fund    (other than
Treasury Only and Rated Money Market)     pays FMR a monthly management fee
at the annual rate of 0.20% of average net assets throughout the month.
   Treasury Only and Rated Money Market each pay FMR a monthly management fee at the annual rate of 0.42% of average net assets throughout the month. The management fees paid to FMR by Treasury Only and Rated Money Market are reduced by the fees and expenses paid by the respective funds to the
non-interested Trustees.     Fees received by FMR for the last three fiscal
periods are shown in the table below.
Fund   Fiscal Year Ended   Management Fees Paid to FMR

Rated Money Market       8    /31/95    $    1,352,919*

                      8/31/94               1,781,535*

                      8/31/93               2,893,862*

Treasury              3/31/95               8,680,344

                      3/31/94               9,834,025

                      3/31/93               14,029,197

Government            3/31/95               6,680,088

                      3/31/94               9,660,519

                      3/31/93               12,610,880

Domestic              3/31/95               1,923,368

                      3/31/94               1,525,574

                      3/31/93               1,536,740

Money Market          3/31/95               10,436,518

                      3/31/94               10,551,990

                      3/31/93               10,066,276

Treasury Only         3/31/95**             3,279,429*

                      7/31/94               4,716,697*

                      7/31/93               4,892,175*

                         7/31/92            4,249,814*

Tax-Exempt            3/31/95**             3,789,731

                      5/31/94               5,099,831

                      5/31/93               5,036,875

                         5/31/92            4,605,577

* After reduction of fees and expenses paid by the fund to the non-interested Trustees.
**        The fiscal year end of Treasury Only changed from July 31 to
March 31 in February 1995. The fiscal year end of Tax-Exempt changed from
   May     31 to March 31 in February 1995.
FMR may, from time to time, voluntarily reimburse all or a portion of each fund's operating expenses (exclusive of interest, taxes, brokerage commissions, and extraordinary expenses). FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year. Expense reimbursements by FMR will increase each fund's total returns and yield and repayment of the reimbursement by each fund will lower its total returns and yield. During the fiscal periods reported, FMR voluntarily agreed subject to revision or termination, to reimburse Class I of certain funds if and to
the extent that the fund's Class I    total     operating expenses
(excluding interest, taxes, brokerage commissions, and extraordinary
expenses)     were in excess of an annual rate of its average net assets.
The table below identifies the    classes     in reimbursement; the level
at which reimbursement began; and the dollar amount reimbursed for each
   fiscal year ended March 31, 1995, 1994, and 1993    .    Prior to August
31, 1995, Rated Money Market was not in reimbursement.


             Level at Which
   Fund          Reimbursement Began          Dollar Amount Reimbursed



                                                  1995                 1994                 1993                 1992

   Treasury - Class I              0.20%          $ 3,129,549          $ 2,956,232          $ 3,246,298          N/A

   Treasury - Class III            0.20%            409,770              570                N/A                  N/A

   Government - Class I            0.20%            1,894,134            2,665,587            3,508,338          N/A

   Government - Class III          0.20%            42,272             N/A                  N/A                  N/A

   Domestic - Class I              0.20%            818,759              638,552              645,507            N/A

   Domestic - Class III            0.20%            48,097             N/A                  N/A                  N/A

   Money Market - Class I          0.18%            2,772,106            2,437,428            2,697,402          N/A

   Money Market - Class III        0.18%            230,324              7,565              N/A                  N/A

   Treasury Only - Class I*        0.20%            1,719,806            2,474,345            2,567,107           $ 2,260,410

   Tax-Exempt - Class I**          0.20%            1,429,650            1,643,561            1,591,107            1,590,017


   * Figures for Treasury Only are for the fiscal years ended July 31, 1992, 1993, and 1994, and the fiscal period August 1, 1994 to March 31, 1995. During the fiscal year ended July 31, 1992, the level at which reimbursement began ranged from 0.15% to 0.20%.
** Figures for Tax-Exempt are for the fiscal years ended May 31, 1992, 1993, and 1994, and the fiscal period June 1, 1994 to March 31, 1995. During the fiscal year ended May 31, 1992, the level at which reimbursement began was 0.18%.
To comply with the California Code of Regulations, FMR will reimburse each fund if and to the extent that the fund's aggregate annual operating expenses exceed specified percentages of its average net assets. The applicable percentages are 2 1/2% of the first $30 million, 2% of the next $70 million, and 1 1/2% of average net assets in excess of $100 million. When calculating each fund's expenses for purposes of this regulation, each fund may exclude interest, taxes, brokerage commissions, and extraordinary expenses, as well as a portion of its custodian fees attributable to investment in foreign securities.
SUB-ADVISER. FMR has entered into a sub-advisory agreement with FMR Texas pursuant to which FMR Texas has primary responsibility for providing portfolio investment management services to each fund.
Under each sub-advisory agreements dated May 30, 1993, January 29, 1992, September 30, 1973, and November 1, 1989 for the FICP funds, Tax-Exempt, Treasury Only, and Rated Money Market, respectively, FMR pays FMR Texas fees equal to 50% of the management fees payable by FMR under its management contract with each fund. Each sub-advisory agreement was approved by each fund's shareholders on November 18, 1994, November 13, 1991, March 24, 1993, and November 16, 1994 for the FICP funds, Tax-Exempt, Treasury Only, and Rated Money Market, respectively. The fees paid to FMR Texas are not reduced by any voluntary or mandatory expense reimbursements that may be in effect from time to time. The table below shows fees paid by FMR to FMR Texas on behalf of each fund for the fiscal years ended March 31 (August 31 for Rated Money Market), 1995, 1994, and 1993.
          1995          1994          1993          1992


   Rated Money Market           $ 676,460            $ 890,768            $ 1,446,931          N/A

   Treasury                      4,340,172            4,917,013            7,014,599           N/A

   Government                    3,340,044            4,830,260            6,305,440           N/A

   Domestic                      961,684              762,787              768,370             N/A

   Money Market                  5,218,259            5,275,995            5,033,138           N/A

   Treasury Only*                1,639,715            2,358,349            2,446,088            $ 2,124,907

   Tax-Exempt**                  1,894,866            2,549,916            2,518,438             2,302,789


   * Figures for Treasury Only are for the fiscal years ended July 31, 1992, 1993 and 1994, and the fiscal period August 1, 1994 to March 31,
1995.
** Figures for Tax-Exempt are for the fiscal years ended May 31, 1992, 1993 and 1994, and the fiscal period June 1, 1994 to March 31, 1995.
CONTRACTS WITH FMR AFFILIATES
FIIOC is transfer, dividend disbursing, and shareholder servicing agent for Class I shares of Treasury, Government, Domestic, Money Market, Treasury Only, and Rated Money Market (the Taxable Funds). UMB is the transfer agent and shareholder servicing agent for Class I shares of Tax-Exempt. UMB has entered into a sub-arrangement with FIIOC pursuant to which FIIOC performs transfer, dividend disbursing, and shareholder services for Class I shares of Tax-Exempt. FIIOC receives an annual fee and an asset-based fee based on account size. The costs of FIIOC's services for Class I of Treasury Only and Rated Money Market are borne by FMR pursuant to its management contract.
For accounts that FIIOC maintains on behalf of UMB, FIIOC receives all such fees.
In addition, FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to shareholders, with the exception of proxy statements. Also, FIIOC pays out-of-pocket expenses associated with providing transfer agent services.
FSC calculates NAV and dividends for Class I of each Taxable Fund, and maintains each Taxable Fund's accounting records. UMB has sub-arrangements with FSC pursuant to which FSC performs the calculations necessary to determine NAV and dividends for Class I of Tax-Exempt, and maintains the accounting records for Tax-Exempt. The annual fee rates for these pricing and bookkeeping services are based on each fund's average net assets, specifically .0175% for the first $500 million of average net assets and
 .0075% for average net assets in excess of $500 million. The fee is limited to a minimum of $20,000 and a maximum of $750,000 per year. The costs of FSC's services for Rated Money Market and Treasury Only are borne by FMR pursuant to its management contract. Pricing and bookkeeping fees, including related out-of-pocket expenses, paid to FSC by the funds (except Rated Money Market and Treasury Only) for the past three fiscal years ended March 31, 1995, 1994, and 1993 were as follows:
            Pricing and Bookkeeping Fees

                         1995               1994               1993               1992

   Treasury              $ 375,762          $ 419,147          $ 576,072          N/A

   Government             331,070            412,411            523,696           N/A

   Domestic               122,139            107,464            108,548           N/A

   Money Market           441,370            445,362            429,428           N/A

   Tax-Exempt*            309,306            304,324            325,195           $ 332,264


   * Figures for Tax-Exempt are for the fiscal years ended May 31, 1992, 1993, and 1994, and fiscal period June 1, 1994 to March 31, 1995, annualized.
The transfer agent fees and charges for Class I of Tax-Exempt, and pricing and bookkeeping fees for Tax-Exempt described above are paid to FIIOC and FSC, respectively, by UMB, which is entitled to reimbursement from Class I or the fund, as applicable, for these expenses.
Each fund has a distribution agreement with FDC, a Massachusetts corporation organized on July 18, 1960. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The distribution agreement calls for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of each fund, which are continuously offered at net asset value. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.
DISTRIBUTION AND SERVICE PLANS
The Trustees have approved a Distribution and Service Plan on behalf of Class I of each fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of a fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow Class I of the funds and FMR to incur certain expenses that might be considered to constitute indirect payment by the funds of distribution expenses.
Under each Plan, if the payment of management fees by the funds to FMR is deemed to be indirect financing by the funds of the distribution of their shares, such payment is authorized by the Plans. Each Plan specifically
recognizes that FMR may use its management fee revenue   , as well as
its     past profits, or    its     other resources    from any other
source     to    reimburse FDC for expenses incurred in connection with the
distribution of Class I shares, including     payments    made     to third
parties that assist in selling    Class I     shares of each fund, or to
third parties, including banks, that render shareholder support
services.    The Trustees have not authorized such payments to date.
Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of each Plan, and have determined that there is a reasonable likelihood that the Plan will benefit the applicable class of each fund and its shareholders. In particular, the Trustees noted that each Plan does not authorize payments by Class I of each fund other than those made to FMR under its management contract with the fund. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of shares of the applicable class of each fund, additional sales of fund shares may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.
The Plans were approved by shareholders of Class I of each FICP fund on November 18, 1992, Class I of Tax-Exempt on November 31, 1991, Class I of Treasury Only on March 24, 1993, and Class I of Rated Money Market on December 8, 1994. Each Plan was approved by shareholders, in connection with the corresponding reorganization transactions which took place on May 30, 1993 for the FICP funds; January 29, 1992 for Tax-Exempt; September 29, 1993 for Treasury Only; and December 29, 1994 for Rated Money Market, pursuant to Agreements and Plans of Conversion.
The Glass-Steagall Act generally prohibits federally and state chartered or supervised banks from engaging in the business of underwriting, selling, or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, FDC believes that the Glass-Steagall Act should not preclude a bank from performing shareholder support services, or servicing and recordkeeping functions. FDC intends to engage banks only to perform such functions. However, changes in federal or state statutes and regulations pertaining to the permissible activities of banks and their affiliates or subsidiaries, as well as further judicial or administrative decisions or interpretations, could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services. In such event, changes in the operation of the funds might occur, including possible termination of any automatic investment or redemption or other services then provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and other financial institutions may be required to register as dealers pursuant to state law.
Each fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plans. No preference for the instruments of such depository institutions will be shown in the selection of investments.
DESCRIPTION OF THE TRUSTS
TRUST ORGANIZATION. Treasury, Government, Domestic and Money Market are funds of Fidelity Institutional Cash Portfolios, an open-end management investment company organized as a Delaware business trust on May 30, 1993. The funds acquired all of the assets of U.S. Treasury Portfolio II, U.S. Government Portfolio, Domestic Money Market Portfolio, and Money Market Portfolio, respectively, of Fidelity Institutional Cash Portfolios on May 30, 1993. Currently, there are four funds of Fidelity Institutional Cash
Portfolios: Treasury, Government, Domestic, and Money Market. The Trust Instrument permits the Trustees to create additional funds.
Tax-Exempt is a fund of Fidelity Institutional Tax-Exempt Cash Portfolios, an open-end management investment company organized as a Delaware business trust on January 29, 1992. Tax-Exempt acquired all of the assets of
Fidelity Institutional    Tax-Exempt     Cash Portfolios of Fidelity
Institutional    Tax-Exempt     Cash Portfolios on January 29, 1992.
Currently, Tax   -    Exempt is the only fund of Fidelity Institutional
Tax-Exempt     Cash Portfolios. The Trust Instrument permits the Trustees to create additional funds.
Treasury Only is a fund of Daily Money Fund, an open-end management investment company organized as a Delaware business trust on September 29, 1993. Treasury Only acquired all of the assets of Fidelity U.S. Treasury Income Portfolio of Daily Money Fund on September 29, 1993. Currently, there are six funds of Daily Money Fund: Treasury Only, Money Market Portfolio, U.S. Treasury Portfolio, Capital Reserves: U.S. Government Portfolio, Capital Reserves: Money Market Portfolio, and Capital Reserves:
Municipal Money Market Portfolio. The Trust Instrument permits the Trustees to create additional funds.
Rated Money Market is a fund of Fidelity Money Market Trust, an open-end management investment company organized as a Delaware business trust on December 29, 1994. Rated Money Market acquired all of the assets of Domestic Money Market Portfolio of Fidelity Money Market Trust on December
29,    199    4. Currently, there are three funds of Fidelity Money Market
Trust: Rated Money Market, Retirement Money Market Portfolio, and Retirement Government Money Market Portfolio. The Trust Instrument permits the Trustees to create additional funds.
In the event that FMR ceases to be the investment adviser to a fund, the right of the trust or fund to use the identifying name "Fidelity" may be withdrawn. There is a remote possibility that one fund might become liable for any misstatement in its prospectus or statement of additional information about another fund.
The assets of the trusts received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund are segregated on the books of account, and are to be charged with the liabilities with respect to such fund and with a share of the general expenses of the trust. Expenses with respect to the trusts are to be allocated in proportion to the asset value of the respective funds, except where allocations of direct expense can otherwise be fairly made. The officers of the trusts, subject to the general supervision of the Board of Trustees, have the power to determine which expenses are allocable to a given fund, or which are general or allocable to all of the funds. In the event of the dissolution or liquidation of a trust, shareholders of each fund are entitled to receive as a class the underlying assets of such fund available for distribution.
SHAREHOLDER AND TRUSTEE LIABILITY. Each trust is a business trust organized under Delaware law. Delaware law provides that shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. The courts of some states, however, may decline to apply Delaware law on this point. The Trust Instruments contain an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trusts and require that a disclaimer be given in each contract entered into or executed by the trust or the Trustees. The Trust Instruments provide for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund. The Trust Instruments also provide that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual
limitation of liability was in effect, and the fund    is     unable to
meet    its     obligations. FMR believes that, in view of the above, the
risk of personal liability to shareholders is extremely remote.
The Trust Instruments further provide that the Trustees, if they have exercised reasonable care, shall not be personally liable to any person other than the trust or its shareholders; moreover, the Trustees shall not be liable for any conduct whatsoever, provided that Trustees are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office. Claims asserted against one class of shares may subject holders of another class of shares to certain liabilities.
VOTING RIGHTS. Each fund's capital consists of shares of beneficial interest. As a shareholder of Rated Money Market, you receive one vote for each dollar value of net asset value you own. The shares have no preemptive or conversion rights; the voting and dividend rights, the right of redemption, and the privilege of exchange are described in the Prospectus. Shares are fully paid and non-assessable, except as set forth under the heading "Shareholder and Trustee Liability" above. Shareholders representing 10% or more of a trust, fund or class may, as set forth in each of the Trust Instruments, call meetings of the trust, fund, or class, for any purpose related to the trust, fund, or class, as the case may be, including, in the case of a meeting of the entire trust, the purpose of voting on removal of one or more Trustees.
Any trust or fund may be terminated upon the sale of its assets to, or merger with, another open-end management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by vote of the holders of a majority of the outstanding shares of the trust or fund (or, for Rated Money Market, as determined by the current value of each shareholder's investment in the fund or trust); however, the Trustees may, without prior shareholder
approval, change the form    of     organization of the trust or fund by
merger, consolidation, or incorporation. If not so terminated, the trust and its funds will continue indefinitely.
   Under the Trust Instruments, the Trustees may, without shareholder vote, cause a trust to merge or consolidate into one or more trusts, partnerships, or corporations, or cause the trust to be incorporated under Delaware law, so long as the surviving entity is an open-end management investment company that will succeed to or assume the trust's registration statement. Each fund may invest all of its assets in another investment company.
CUSTODIAN. Morgan Guaranty Trust Company of New York, 60 Wall Street, New
York, NY 10260 is custodian of the assets of    each     fund, except
Treasury and Tax-Exempt. Bank of New York, 48 Wall Street, New York, New York is custodian of the assets of Treasury. The custodian for Tax-Exempt is UMB, 1010 Grand Avenue, Kansas City Missouri. The custodian is responsible for the safekeeping of a fund's assets and the appointment of subcustodian banks and clearing agencies. The custodian takes no part in determining the investment policies of a fund or in deciding which securities are purchased or sold by a fund. However, a fund may invest in obligations of the custodian and may purchase securities from or sell securities to the custodian. Chemical Bank, headquartered in New York, may also serve as a special purpose custodian of certain assets in connection with pooled repurchase agreement transactions.
FMR, its officers and directors, its affiliated companies, and the funds' Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.
AUDITOR   S    .    Coopers & Lybrand L.L.P., 1999 Bryan Street, Suite
3000, Dallas, TX 75201     serves as the independent accountant for
Tax-Exempt, Treasury Only, and Rated Money Market.    Price Waterhouse LLP,
2001 Ross Avenue, Suite 1800, Dallas, TX 75201     serves as the
independent accountant for the FICP funds. The auditors examine financial statements for the funds and provide other audit, tax, and related services.
FINANCIAL STATEMENTS
Each fund's financial statements and financial highlights for the fiscal
year ended March 31, 1995    (August 31, 1995 for Rated Money Market)
are included in the funds' Annual Report, which is a separate report supplied with this SAI. Each fund's financial statements and financial highlights are incorporated herein by reference.
APPENDIX
The descriptions that follow are examples of eligible ratings for the funds. A fund may, however, consider the ratings for other types of investments and the ratings assigned by other rating organizations when determining the eligibility of a particular investment.
DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S COMMERCIAL PAPER RATINGS:
Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:
Leading market positions in well established industries.
High rates of return on funds employed.
Conservative capitalization structures with moderate reliance on debt and ample asset protection.
Broad margins in earning coverage of fixed financial charges and with high internal cash generation.
Well-established access to a range of financial markets and assured sources of alternate liquidity.
Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earning trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.
DESCRIPTION OF STANDARD & POOR'S CORPORATION'S COMMERCIAL PAPER RATINGS:
A - Issues assigned this highest rating are regarded as having the greatest
capacity for timely payment.    I    ssues in this category are delineated
with the numbers 1 and 2 to indicate the relative degree of safety.
A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.
A-2 - Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.
FIDELITY INSTITUTIONAL MONEY MARKET FUNDS CLASS II

CROSS REFERENCE SHEET
FORM N-1A

ITEM NUMBER   PROSPECTUS SECTION


1            ..............................   Cover Page

2            ..............................   Expenses

3     a      ..............................   Financial Highlights

      b      ..............................   *

      c      ..............................   Performance

      d      ..............................   Cover Page

4     a      i.............................   Charter

             ii...........................    Investment Principles and Risks; Securities and
                                              Investment Practices; Fundamental Investment
                                              Policies and Restrictions

      b      ..............................   Securities and Investment Practices

      c      ..............................   Who May Want to Invest; Investment Principles
                                              and Risks; Securities and Investment Practices

5     a      ..............................   Charter

      b      i.............................   FMR and Its Affiliates

             ii...........................    FMR and Its Affiliates; Charter; Breakdown of
                                              Expenses

             iii..........................    Expenses; Breakdown of Expenses; Management
                                              Fee

      c      ..............................   FMR and Its Affiliates

      d      ..............................   Charter; Breakdown of Expenses; Cover Page;
                                              FMR and Its Affiliates

      e      ..............................   FMR and its Affiliates; Breakdown of Expenses;
                                              Other Expenses

      f      ..............................   Expenses

      g      ..............................   Expenses; FMR and Its Affiliates

      5A     ..............................   *

6     a      i.............................   Charter

             ii...........................    How to Buy Shares; How to Sell Shares; Investor
                                              Services; Transaction Details; Exchange
                                              Restrictions

             iii..........................    *

      b      .............................    FMR and Its Affiliates

      c      ..............................   Charter

      d      ..............................   Cover Page; Charter

      e      ..............................   Cover Page; How to Buy Shares; How to Sell
                                              Shares; Investor Services; Exchange Restrictions

      f, g   ..............................   Dividends, Capital Gains, and Taxes

7     a      ..............................   Charter; Cover Page

      b      ..............................   How to Buy Shares; Transaction Details

      c      ..............................   *

      d      ..............................   How to Buy Shares

      e      ..............................   Transaction Details; Breakdown of Expenses

      f      ..............................   Breakdown of Expenses; Other Expenses

8            ..............................   How to Sell Shares; Investor Services; Transaction
                                              Details; Exchange Restrictions

9            ..............................   *


* Not Applicable


FIDELITY INSTITUTIONAL
MONEY MARKET
FUNDS - CLASS II
Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how each fund invests and the services available to shareholders.
To learn more about each fund and its investments, you can obtain a copy of the applicable fund's most recent financial report and portfolio listing or a copy of the Statement of Additional Information (SAI) dated November 1, 1995. The SAI has been filed with the Securities and Exchange Commission
(SEC) and is incorporated herein by reference (legally forms a part of the
prospectus). For a free copy of either document,    contact     your
financial institution, or call Fidelity Client Services at 1-800-843-3001. INVESTMENTS IN THE FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT A FUND WILL MAINTAIN A STABLE $1.00 SHARE PRICE.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR
OBLIGATIONS OF, OR GUARANTEED BY, ANY
DEPOSITORY INSTITUTION. SHARES ARE NOT
INSURED BY THE FDIC, THE FEDERAL RESERVE
BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT
TO INVESTMENT RISK, INCLUDING THE POSSIBLE
LOSS OF PRINCIPAL.

LIKE ALL MUTUAL FUNDS, THESE
SECURITIES HAVE NOT BEEN APPROVED
OR DISAPPROVED BY THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE
SECURITIES COMMISSION, NOR HAS THE
SECURITIES AND EXCHANGE COMMISSION
OR ANY STATE SECURITIES COMMISSION
PASSED UPON THE ACCURACY OR
ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.
   IMM    II-pro-1195
FIDELITY INSTITUTIONAL CASH PORTFOLIOS (FICP):
Treasury (formerly Treasury II)
Government
Domestic
Money Market
DAILY MONEY FUND (DMF):
Treasury Only
FIDELITY INSTITUTIONAL TAX-EXEMPT CASH PORTFOLIOS (FITECP):
Tax-Exempt
FIDELITY MONEY MARKET TRUST (FMMT):
Rated Money Market    (formerly Domestic Money Market Portfolio)
PROSPECTUS
NOVEMBER 1, 1995
(FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET, BOSTON, MA 02109
CONTENTS



KEY FACTS                                WHO MAY WANT TO INVEST

                                         EXPENSES Class II's yearly operating expenses.

                                         FINANCIAL HIGHLIGHTS A summary of each fund's
                                         financial data.

                                         PERFORMANCE

THE FUNDS IN DETAIL                      CHARTER How each fund is organized.

                                         INVESTMENT PRINCIPLES AND RISKS Each fund's
                                         overall approach to investing.

                                         BREAKDOWN OF EXPENSES How operating costs are calculated and what they include.

YOUR ACCOUNT                             HOW TO BUY SHARES Opening an account and
                                         making additional investments.

                                         HOW TO SELL SHARES Taking money out and closing
                                         your account.

                                         INVESTOR SERVICES  Services to help you manage
                                         your account.

SHAREHOLDER AND ACCOUNT POLICIES         DIVIDENDS, CAPITAL GAINS, AND TAXES

                                         TRANSACTION DETAILS Share price calculations and
                                         the timing of purchases and redemptions.

                                         EXCHANGE RESTRICTIONS


   KEY FACTS


WHO MAY WANT TO INVEST
Each fund offers institutional and corporate investors a convenient and economical way to invest in a professionally managed portfolio of money market instruments.
Each fund is designed for investors who would like to earn current income while preserving the value of their investment.
The rate of income will vary from day to day, generally reflecting short-term interest rates.
Each fund is managed to keep its share price stable at $1.00.    Each of
Treasury Only, Treasury, and Government     offers an added measure of
safety with its focus on U.S. Government securities.
None of the funds constitutes a balanced investment plan. However, because they emphasize stability, they could be well-suited for a portion of your investment.
Each fund is composed of multiple classes of shares. Each class of a fund has a common investment objective and investment portfolio. Class I shares do not have a sales charge and do not pay a distribution fee. Class II shares do not have a sales charge, but do pay a 0.15% distribution fee. Class III shares do not have a sales charge, but do pay a 0.25% distribution fee. Because Class I shares have no sales charge and do not pay a distribution fee, Class I shares are expected to have a higher total return than Class II and Class III shares. You may obtain more information about Class I and Class III shares, which are not offered through this prospectus, from your financial institution, or by calling Fidelity Client Services at 1-800-843-3001. Contact your financial institution to discuss which class is appropriate for you.
EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you pay when you buy or sell Class II shares of a fund.
Maximum sales charge on purchases and         None
reinvested distributions

Maximum deferred sales charge         None

Redemption fee         None

Exchange fee         None

ANNUAL OPERATING EXPENSES are paid out of each fund's assets. Each fund pays a management fee to Fidelity Management & Research Company (FMR).
   FMR is responsible for the payment of all other expenses of Treasury
Only and Rated Money Market with certain limited exceptions.     Each fund,
   other than Treasury Only and Rated Money Market,     also incurs other
expenses for services such as maintaining shareholder records and furnishing shareholder statements and financial reports.
12b-1 fees are paid by Class II of each fund to the distributor for services and expenses in connection with the distribution of Class II
shares of each fund.    Long-term shareholders may pay more than the
economic equivalent of the maximum sales charges permitted by the National Association of Securities, Inc., due to 12b-1 fees.
Class II's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see "Breakdown of Expenses" on page ).
The following are projections based on estimated expenses of Class II of each fund and are calculated as a percentage of average net assets of Class II of each fund.
       Class    II     Operating Expenses

TREASURY      Management fee                 0.15%
                                             A

              12b-1 fee (Distribution fee)      0.15
                                                %

              Other expenses                    0.05%
                                                A

              Total operating expenses       0.35%
                                             A

GOVERNMENT    Management fee                    0.16%
                                                A

              12b-1 fee (Distribution fee)   0.15
                                             %

              Other expenses                    0.04%
                                                A

              Total operating expenses          0.35%
                                                A

A AFTER EXPENSE REDUCTIONS.
                      Class II Operating Expenses

DOMESTIC             Management fee                 0.13%
                                                    A

                     12b-1 fee (Distribution fee)   0.15
                                                    %

                     Other expenses                    0.07%
                                                       A

                     Total operating expenses          0.35%
                                                       A

MONEY MARKET         Management fee                    0.14%
                                                       A

                     12b-1 fee (Distribution fee)   0.15
                                                    %

                     Other expenses                 0.04%
                                                       A

                     Total operating expenses          0.33%
                                                       A

TREASURY ONLY        Management fee                    0.20%
                                                       A

                     12b-1 fee (Distribution fee)   0.15
                                                    %

                     Other expenses                 0.00
                                                    %

                     Total operating expenses          0.35%
                                                       A

TAX-EXEMPT           Management fee                    0.14%
                                                       A

                     12b-1 fee (Distribution fee)   0.15
                                                    %

                     Other expenses                    0.06
                                                       %

                     Total operating expenses          0.35%
                                                       A

RATED MONEY MARKET   Management fee                    0.20%
                                                       A

                     12b-1 fee (Distribution fee)   0.15
                                                    %

                     Other expenses                    0.00
                                                       %

                     Total operating expenses          0.35%
                                                       A

A AFTER EXPENSE REDUCTIONS.
EXPENSE TABLE EXAMPLE: You would pay the following expenses on a $1,000 investment in Class II shares, assuming a 5% annual return and full redemption at the end of each time period:
                     1      3       5       10
                     Year   Years   Years   Years

Treasury             $  4   $  11   $  20   $  44

Government           $  4   $  11   $  20   $  44

Domestic             $  4   $  11   $  20   $  44

Money Market         $  3   $  11   $  19   $  42

Treasury Only        $  4   $  11   $  20   $  44

Tax-Exempt           $  4   $  11   $  20   $  44

Rated Money Market   $  4   $  11   $  20   $  44

THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT MEANT TO SUGGEST ACTUAL OR EXPECTED COSTS OR RETURNS, ALL OF WHICH MAY VARY.
FMR has voluntarily agreed to reimburse Class II of each fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and 12b-1 fees) are in excess of
   0    .20% (   0    .18% for Money Market) of its average net assets. If
   these     agreement   s     were not in effect, the managemen   t
    fees   , other expenses,     and total operating expenses for Class II
of each fund would have been expected to be the following amounts, as a
percentage of average net assets:    0.20    %   , 0.29%,     and
   0.64    % for Treasury; 0.20%   , 0.21%,     and    0.56    % for
Government; 0.20%   , 0.27%,     and 0.62% for Domestic;    0.20    %   ,
0.07%,     and 0.42% for Money Market; 0.42%   , 0.00%,     and 0.57% for
Treasury Only;    0.20    %   , 0.06%,     and 0.41% for Tax-Exempt; and
    0.42%   , 0.00%,     and    0.57    % for Rated Money Market.
FINANCIAL HIGHLIGHTS
The financial highlights tables that follow and each fund's financial statements are included in each fund's Annual Report and have been audited
by independent accountants.    Price Waterhouse LLP     serves as
independent accountants for each of the FICP funds, while    Coopers &
Lybrand L.L.P.     serves as independent accountants for Tax-Exempt,
Treasury Only, and Rated Money Market. Their reports, as applicable, on the financial statements and financial highlights are included in each Annual Report. The financial statements, the financial highlights, and the reports are incorporated by reference into the funds' SAI, which may be obtained
free of charge from Fidelity Client Services at the    phone number listed
    on page .    Class II of each fund will commence operations on or about
November 1, 1995. Class III of Treasury Only, Tax Exempt, and Rated Money Market will commence operations on or about November 1, 1995.
FICP: TREASURY (FORMERLY TREASURY II) - CLASS I



    148.Selected Per-Share Data

 149.Years ended March 31
1987A       1988       1989       1990       1991             1992             1993             1994             1995

 150.Net asset value, beginning of
$ 1.000     $ 1.000   $ 1.000    $ 1.000    $ 1.000          $ 1.000          $ 1.000          $ 1.000          $ 1.000
 period

 151.Income from Investment
 Operations

 152. Net interest income
 .009         .064      .078      .088         .076              .053             .034              .030              .047

 153.Less Distributions

 154. From net interest income
(.009)      (.064)     (.078)     (.088)     (.076)           (.053)           (.034)           (.030)           (.047)

 155.Net asset value, end of period
$ 1.000     $ 1.000    $ 1.000    $ 1.000    $ 1.000          $ 1.000          $ 1.000          $ 1.000          $ 1.000

 156.Total return B
 .93%          6.60      8.11         9.13      7.87             5.41             3.46             3.06             4.78
             %          %           %          %                %                %                %                %

 157.RATIOS AND SUPPLEMENTAL DATA

 158.Net assets, end of period (000
$ 26,314    $ 379,50   $ 658,06   $ 1,481,3  $ 3,281,6        $ 5,476,8        $ 5,589,6        $ 4,551,9        $ 4,688,1
 omitted)   1          8          24         86               52               63               18               98

 159.Ratio of expenses to average
 .20%       .20         .20        .19         .18             .18              .18              .18               .18
 net assets
C           %          %          %           %                %                %                %                %

 160.Ratio of expenses to average
 .99%       .32       .26          .27         .25             .25              .23              .24               .25
 net assets before
C          %         %            %           %              %                %                %                %
 expense reductions

 161.Ratio of net interest income to
6.11%      6.46      7.92         8.63         7.50            5.12            3.38              3.01              4.71
 average net assets
C          %         %            %            %               %                %                %                %


 A FEBRUARY 2, 1987 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 1987
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C ANNUALIZED
FICP: TREASURY (FORMERLY TREASURY II) - CLASS III

 162.Selected Per-Share Data

 163.Years ended March 31                                                   1994A             1995

 164.Net asset value, beginning of period                                   $ 1.000           $ 1.000

 165.Income from Investment Operations

 166. Net interest income                                                    .012       .044

 167.Less Distributions

 168. From net interest income                                               (.012)            (.044)

 169.Net asset value, end of period                                         $ 1.000           $ 1.000

 170.Total return B                                                          1.21%      4.45
                                                                                                        %

 171.RATIOS AND SUPPLEMENTAL DATA

 172.Net assets, end of period (000 omitted)                                $ 5,175           $ 585,57
                                                                                                        1

 173.Ratio of expenses to average net assets                                 .50%       .50
                                                                                 C                 %

 174.Ratio of expenses to average net assets before expense reductions       .56%       .81
                                                                                 C                 %

 175.Ratio of net interest income to average net assets                      2.69%      4.91
                                                                                 C                 %


 A  OCTOBER 22, 1993 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 1994
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C ANNUALIZED
FICP: GOVERNMENT - CLASS I



 176.Selected Per-Share
 Data

 177.Years ended March 31
1986 A      1987       1988       1989       1990       1991       1992       1993             1994             1995

 178.Net asset value,
$ 1.000     $ 1.000    $ 1.000   $ 1.000     $ 1.000    $ 1.000   $ 1.000    $ 1.000          $ 1.000          $ 1.000
 beginning of period

 179.Income from
Investment Operations

 180. Net interest income
 .053       .063         .068      .079        .088      .077       .054      .035            .031              .048

 181.Less Distributions

 182. From net interest
(.053)      (.063)     (.068)     (.079)     (.088)     (.077)     (.054)    (.035)           (.031)           (.048)
 income

 183.Net asset value, end
$ 1.000     $ 1.000    $ 1.000   $ 1.000     $ 1.000    $ 1.000    $ 1.000   $ 1.000         $ 1.000          $ 1.000
 of period

 184.Total return B
5.47%       6.51        6.98      8.19        9.15       7.94        5.55      3.56           3.13             4.86
            %           %         %          %           %           %         %             %                %

 185.RATIOS AND SUPPLEMENTAL
 DATA

 186.Net assets, end of
$ 511,720  $ 1,358,6   $ 1,878,7 $ 1,918,3  $ 2,815,6  $ 3,613,8  $ 4,603,7  $ 5,686,1        $ 3,764,5        $ 3,321,0
 period (000 omitted)
            59         86           42        22        38         81          66               44                66

 187.Ratio of expenses to
 .20%       .20       .20           .20       .20       .18       .18          .18              .18               .18
 average net assets
C          %         %              %         %         %         %           %                 %                  %

 188.Ratio of expenses to
 .30%       .25       .23          .24       .25       .25         .25       .24                .24                .24
 average net assets before
C          %         %            %         %         %           %         %                  %                   %
 expense reductions

 189.Ratio of net interest
7.81%      6.28      6.78         7.90      8.74      7.62        5.33      3.50               3.07               4.77
 income
C          %         %            %         %         %           %         %                  %                   %
 to average net assets


 A JULY 25, 1985 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 1986
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C ANNUALIZED
FICP: GOVERNMENT - CLASS III

 190.Selected Per-Share Data

 191.Year ended March 31                                                     1995 A

 192.Net asset value, beginning of period                                    $ 1.000

 193.Income from Investment Operations

 194. Net interest income                                                     .045

 195.Less Distributions

 196. From net interest income                                                (.045)

 197.Net asset value, end of period                                          $ 1.000

 198.Total return B                                                           4.57%

 199.RATIOS AND SUPPLEMENTAL DATA

 200.Net assets, end of period (000 omitted)                                 $ 40,516

 201.Ratio of expenses to average net assets                                  .43%
                                                                                  C

 202.Ratio of expenses to average net assets before expense reductions        .66%
                                                                                  C

 203.Ratio of net interest income to average net assets                       5.13%
                                                                                  C


 A  APRIL 4, 1994 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 1995
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C ANNUALIZED
FICP: DOMESTIC - CLASS I



 204.Selected Per-Share Data

 205.Years ended March 31
1990A              1991               1992               1993               1994               1995

 206.Net asset value, beginning of period
$ 1.000            $ 1.000            $ 1.000            $ 1.000            $ 1.000            $ 1.000

 207.Income from Investment Operations

 208. Net interest income
 .035               .078               .054              .034                 .031              .049

 209.Less Distributions

 210. From net interest income
(.035)            (.078)              (.054)            (.034)              (.031)             (.049)

 211.Net asset value, end of period
$ 1.000            $ 1.000            $ 1.000            $ 1.000            $ 1.000            $ 1.000

 212.Total return B
3.52%              8.11               5.50               3.50               3.14               4.97
                   %                  %                  %                  %                  %

 213.RATIOS AND SUPPLEMENTAL DATA

 214.Net assets, end of period (000 omitted)
$ 330,974          $ 355,36           $ 558,72           $ 804,35           $ 656,97           $ 771,93
                   9                  7                  4                  6                  7

 215.Ratio of expenses to average net assets
 .06%               .18                .18                .18                .18                .18
C                  %                  %                  %                  %                  %

 216.Ratio of expenses to average net assets before expense
 .43%               .30                .29                .26                .26                .27
 reductions
C                  %                  %                  %                  %                  %

 217.Ratio of net interest income to average net assets
8.44%               7.79              5.24                3.43               3.09               4.94
C                  %                  %                  %                  %                  %


 A  NOVEMBER 3, 1989 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 1990
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C ANNUALIZED
FICP: DOMESTIC - CLASS III

 218.Selected Per-Share Data

 219.Year ended March 31                                                    1995A

 220.Net asset value, beginning of period                                   $ 1.000

 221.Income from Investment Operations

 222. Net interest income                                                    .035

 223.Less Distributions

 224. From net interest income                                               (.035)

 225.Net asset value, end of period                                         $ 1.000

 226.Total return B                                                          3.51%

 227.RATIOS AND SUPPLEMENTAL DATA

 228.Net assets, end of period (000 omitted)                                $ 26,545

 229.Ratio of expenses to average net assets                                 .50%
                                                                                 C

 230.Ratio of expenses to average net assets before expense reductions       .79%
                                                                                 C

 231.Ratio of net interest income to average net assets                      5.14%
                                                                                 C


 A  JULY 19, 1994 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 1995
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C ANNUALIZED
FICP: MONEY MARKET - CLASS I



 232.Selected Per-Share
 Data

 233.Years ended March
1986A      1987      1988      1989      1990      1991          1992             1993             1994             1995
 31

 234.Net asset value,
$ 1.000    $ 1.000   $ 1.000   $ 1.000  $ 1.000   $ 1.000       $ 1.000          $ 1.000          $ 1.000          $ 1.000
 beginning of period

 235.Income from
 Investment Operations

 236. Net interest income
 .059       .064      .069      .080      .089      .078         .055             .035             .032              .049

 237.Less Distributions

 238. From net interest
(.059)    (.064)    (.069)     (.080)   (.089)    (.078)        (.055)           (.035)           (.032)           (.049)
 income

 239.Net asset value, end
$ 1.000  $ 1.000    $ 1.000    $ 1.000   $ 1.000  $ 1.000       $ 1.000          $ 1.000          $ 1.000          $ 1.000
 of period

 240.Total return B
6.01%      6.57      7.14       8.35      9.25      8.13         5.59             3.58             3.20             4.99
           %         %          %         %         %            %                %                %                %

 241.RATIOS AND SUPPLEMENTAL
 DATA

242.Net assets, end of
$ 960,784  $ 1,569,1 $ 2,524,7 $ 2,627,4 $ 4,127,8 $ 4,706,9    $ 3,990,3        $ 4,332,9        $ 3,200,2        $ 5,130,1
 period (000 omitted)
           99        67        50        79        36           95               95               77               23

 243.Ratio of expenses to
 .19%       .20       .20       .20       .20       .18         .18               .18             .18               .18
 average net assets
C          %         %         %         %         %           %                %                %                %

 244.Ratio of expenses to
 .28%       .23       .23       .24       .24       .25       .24                 .23             .23              .24
 average net assets before
C          %         %         %         %         %         %                   %                %                %
 expense reductions

245.Ratio of net interest
7.97%      6.33      6.95      8.11      8.82      7.80      5.42                3.50             3.15             5.00
 income to average net
C          %         %         %         %         %         %                    %                %                %
 assets


 A  JULY 5, 1985 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 1986
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C ANNUALIZED
FICP: MONEY MARKET - CLASS III

 246.Selected Per-Share Data

 247.Years ended March 31                                                   1994A             1995

 248.Net asset value, beginning of period                                   $ 1.000           $ 1.000

 249.Income from Investment Operations

 250. Net interest income                                                    .011       .046

 251.Less Distributions

 252. From net interest income                                               (.011)            (.046)

 253.Net asset value, end of period                                         $ 1.000           $ 1.000

 254.Total return B                                                          1.07%      4.66%

 255.RATIOS AND SUPPLEMENTAL DATA

 256.Net assets, end of period (000 omitted)                                $ 89,463          $ 457,286

 257.Ratio of expenses to average net assets                                 .50%       .50%
                                                                                 C

 258.Ratio of expenses to average net assets before expense reductions       .55%       .59%
                                                                                 C

 259.Ratio of net interest income to average net assets                      2.83%      4.94%
                                                                                 C


 A NOVEMBER 17,1993 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 1994
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C ANNUALIZED
TREASURY ONLY - CLASS IE



 260.Selected Per-Share Data

 261.Years ended March 31
1991A              1992E              1993E              1994E              1995D

 262.Net asset value, beginning of period
$ 1.000            $ 1.000            $ 1.000            $ 1.000            $ 1.000

 263.Income from Investment Operations
 .055               .045              .031               .032               .033
  Net interest income

 264.Less Distributions
(.055)             (.045)            (.031)             (.032)              (.033)
  From net interest income

265.Net asset value, end of period
$ 1.000            $ 1.000            $ 1.000            $ 1.000            $ 1.000

 266.Total returnB
5.63%               4.64%             3.10%              3.27%              3.38%

 267.RATIOS AND SUPPLEMENTAL DATA

 268.Net assets, end of period (000 omitted)
$ 705,543          $ 1,197,559        $ 1,047,791        $ 1,049,170        $ 1,266,285

 269.Ratio of expenses to average net assets
 .03%               .20%               .20%               .20%               .20%
C                                                                                          C

 270.Ratio of expenses to average net assets before expense
 .42%               .42%               .42%                .42%               .42%
 reductions
C                                                                                          C

 271.Ratio of net interest income to average net assets
6.34%              4.43%              3.05%               3.22%               5.02%
C                                                                                          C


 A OCTOBER 3, 1990 (COMMENCEMENT OF OPERATIONS) TO JULY 31, 1991
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C ANNUALIZED
D AUGUST 1, 1994 TO MARCH 31, 1995
E YEAR ENDED JULY 31
TAX-EXEMPT - CLASS I



 272.Selected
 Per-Share Data

 273.Years ended
1986A      1987E     1988E     1989E     1990E     1991E     1992E            1993E           1994E            1995D
 March 31

 274.Net asset value,
$ 1.000    $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000          $ 1.000          $ 1.000          $ 1.000
 beginning of period

 275.Income from
 .044       .042      .046      .058      .058      .053      .040             .026             .024             .027
 Investment Operations
  Net interest income

 276.Less Distributions
(.044)     (.042)    (.046)   (.058)    (.058)    (.053)     (.040)           (.026)           (.024)           (.027)
  From net interest
 income

 277.Net asset value,
$ 1.000    $ 1.000   $ 1.000   $ 1.000  $ 1.000   $ 1.000   $ 1.000          $ 1.000          $ 1.000          $ 1.000
 end of period

278.Total returnB
4.51%      4.28      4.72      5.97      6.00      5.40      4.02            2.66             2.44             2.74%
           %         %         %         %        %          %               %                %

 279.RATIOS AND SUPPLEMENTAL DATA

 280.Net assets, end of
$ 1,162,9  $ 1,850,0 $ 2,080,8 $ 2,006,8 $ 1,984,6 $ 2,116,8 $ 2,556,9        $ 2,239,0        $ 2,390,6        $ 1,876,815
 period
39         53        46        67        36        41        95               31               63
 (000 omitted)

 281.Ratio of expenses
 .19%       .20       .20       .20       .20       .18       .18              .18             .18               .18%C
 to average
C          %        %          %         %         %         %                %                %
 net assets

 282.Ratio of expenses
 .25%       .23     .22       .24       .23       .23       .25                .24             .24               .26%C
 to average net assets
C          %       %         %         %         %         %                  %                %
 before expense
 reductions

 283.Ratio of net
5.18%      4.20    4.65      5.80      5.82      5.28      3.90               2.62             2.41             3.20%C
 interest income to
C         %        %         %         %         %         %                  %                %
 average net assets


 A JULY 25, 1985 (COMMENCEMENT OF OPERATIONS) TO MAY 31, 1986
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C ANNUALIZED
D JUNE 1, 1994 TO MARCH 31, 1995
E YEAR ENDED MAY 31
RATED MONEY MARKET (FORMERLY DOMESTIC MONEY MARKET PORTFOLIO) - CLASS I



 284.Years ended August
1986B      1987B      1988B      1989B      1990B      1991B      1992A      1993             1994               1995
 31

 285.Net asset value,
$ 1.000    $ 1.000    $ 1.000    $ 1.000   $ 1.000    $ 1.000     $ 1.000   $ 1.000          $ 1.000            $ 1.000
 beginning of period

 286.Income from
 .069        .062        .070     .089        .080        .063     .034        .029           .033               .054
 Investment Operations
  Net interest income

 287.Less Distributions
(.069)      (.062)      (.070)   (.089)      (.080)      (.063)   (.034)      (.029)         (.033)              (.054)
  From net interest income

 288.Net asset value, end
$ 1.000     $ 1.000     $ 1.000  $ 1.000     $ 1.000    $ 1.000   $ 1.000     $ 1.000       $ 1.000            $ 1.000
 of period

 289.Total return D
7.07        6.42        7.27        9.26        8.27      6.44     3.44%       2.93          3.34               5.53
%           %           %           %           %         %                   %              %                  %

 290.RATIOS AND SUPPLEMENTAL DATA

 291.Net assets, end of
$ 1,300,8  $ 1,231,7   $ 1,035,7   $ 1,273,7   $ 944,78  $ 851,87  $ 765,721  $ 611,410     $ 399,33           $ 300,86
 period (000 omitted)
32         68           56         45          2         2                                  3                  3

 292.Ratio of expenses to
 .42       .42         .42         .42         .42         .42         .42%        .42         .42              .42
 average net assets
%         %           %           %           %           %           c           %           %                  %

 293.Ratio of net interest
6.87      6.22         7.00        8.91       8.01        6.38        4.04%       2.89        3.24               5.33
 income to average net
%         %            %           %          %           %           c           %           %                 %
 assets



   A NOVEMBER 1, 1991 TO AUGUST 31, 1992
B YEAR ENDED OCTOBER 31.
C ANNUALIZED
D TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
PERFORMANCE
Money market fund performance can be measured as TOTAL RETURN or YIELD. EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment in a fund over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.
Average annual total returns covering periods of less than one year assume that performance will remain constant for the rest of the year.
YIELD refers to the income generated by an investment in a fund over a
given period of time, expressed as an annual percentage rate.    When a
yield assumes that income earned is reinvested, it is called an EFFECTIVE
YIELD.
A TAX-EQUIVALENT YIELD shows what an investor would have to earn before taxes to equal a tax-free yield.
SEVEN-DAY YIELD illustrates the income earned by an investment in a money market fund over a recent seven-day period. Since money market funds maintain a stable $1.00 share price, current seven-day yields are the most common illustration of money market fund performance.
The funds' recent strategies, performance, and holdings are detailed twice a year in financial reports, which are sent to all shareholders.
For current performance call Fidelity Client Services at 1-800-843-3001.
   THE FUNDS IN DETAIL


CHARTER
EACH FUND IS A MUTUAL FUND: an investment that pools shareholders' money and invests it toward a specified goal. Treasury, Government, Domestic, and Money Market are diversified funds of Fidelity Institutional Cash Portfolios, an open-end management investment company organized as a Delaware business trust on May 30, 1993. Treasury Only is a diversified fund of Daily Money Fund, an open-end management investment company organized as a Delaware business trust on September 29, 1993. Tax-Exempt is a diversified fund of Fidelity Institutional Tax-Exempt Cash Portfolios, an open-end management investment company organized as a Delaware business trust on January 29, 1992. Rated Money Market is a diversified fund of Fidelity Money Market Trust, an open-end management investment company organized as a Delaware business trust on December 29, 1994. There is a remote possibility that one fund might become liable for a misstatement in the prospectus about another fund.
EACH FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for protecting the interests of shareholders. The trustees are experienced executives who meet throughout the year to oversee the funds' activities, review contractual arrangements with companies that provide services to the funds, and review the funds' performance. The majority of trustees are not otherwise affiliated with Fidelity.
THE FUNDS MAY HOLD SPECIAL MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The transfer agent will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. For shareholders
of all funds (other than Rated Money Market)   ,     you are entitled to
one vote for each share you own. For shareholders of Rated Money Market, the number of votes you are entitled to is based upon the dollar value of your investment.
Separate votes are taken by each class of shares, fund, or trust, if a matter affects just that class of shares, fund, or trust, respectively.
FMR AND ITS AFFILIATES
Fidelity Investments is one of the largest investment management organizations in the United States and has its principal business address at 82 Devonshire Street, Boston, Massachusetts 02109. It includes a number of different subsidiaries and divisions which provide a variety of financial services and products. The funds employ various Fidelity companies to perform activities required for their operation.
The funds are managed by FMR, which handles their business affairs. FMR
Texas, Inc. (FMR Texas)   ,     located in Irving, Texas, has primary
responsibility for providing investment management services.
As of August 31, 1   995    , FMR advised funds having approximately    22
    million shareholder accounts with a total value of more than
$   328     billion.
Fidelity investment personnel may invest in securities for their own account pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
   Fidelity Distributors Corporation (FDC)     distributes and markets
Fidelity's funds and services. Fidelity Investments Institutional Operations Company (FIIOC) performs transfer agent servicing functions for Class II shares of each fund.
FMR Corp. is the    ultimate     parent company of FMR and FMR Texas.
Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940
    (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
UMB Bank, n.a. (UMB) is Tax-Exempt's transfer agent, although it employs FIIOC to perform these functions for Class II of Tax-Exempt. UMB is located at 1010 Grand Avenue, Kansas City, Missouri.
To carry out the funds' transactions, FMR may use its broker-dealer affiliates and other firms that sell fund shares, provided that a fund receives services and commission rates comparable to those of other
broker-dealers   .
INVESTMENT PRINCIPLES AND RISKS
TREASURY ONLY seeks as high a level of current income as is consistent with the security of principal and liquidity, and to maintain a constant net asset value per share (NAV) of $1.00.
The fund invests only in U.S. Treasury securities, including bills, notes, bonds and other direct obligations of the U.S. Treasury that are guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government.
The fund will invest in those securities whose interest is specifically exempt from state and local income taxes under federal law; such interest is not exempt from federal income tax.
TREASURY seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.
Under normal conditions, the fund invests 100% of its total assets in U.S. Treasury bills, notes and bonds and other direct obligations of the U.S. Treasury. The fund may also engage in repurchase agreements backed by those obligations.
GOVERNMENT seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.
The fund invests in U.S. Government obligations issued or guaranteed as to principal and interest by the U.S. Government, including bills, notes,
bonds and other U.S. Treasury debt securities, and instruments issued    or
guaranteed     by U.S. Government instrumentalities or agencies, and
repurchase agreements backed by those obligations. The fund currently intends to invest exclusively in these instruments.
DOMESTIC seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.
The fund invests in U.S. dollar-denominated money market instruments of domestic issuers rated in the highest rating category by at least two nationally recognized rating services, or by one if only one rating service has rated an obligation. The fund may purchase unrated obligations determined to be of equivalent quality pursuant to procedures adopted by the Board of Trustees. Under normal conditions, the fund will invest more than 25% of its total assets in obligations of companies in the financial services industry.
RATED MONEY MARKET seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.
The fund invests in obligations of the U.S. Government, its agencies and instrumentalities, repurchase agreements backed by those obligations, and other high-quality, U.S. dollar-denominated money market instruments of domestic and foreign issuers rated in the highest rating category by at least two nationally recognized rating services. Under normal conditions, the fund will invest more than 25% of its total assets in obligations of companies in the financial services industry.
MONEY MARKET seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.
The fund invests in high-quality, U.S. dollar-denominated money market instruments of domestic and foreign issuers rated in the highest rating category by at least two nationally recognized rating services, or by one if only one rating service has rated an obligation. The fund may purchase unrated obligations determined to be of equivalent quality pursuant to procedures adopted by the Board of Trustees. Under normal conditions, the fund will invest more than 25% of its total assets in obligations of companies in the financial services industry.
TAX-EXEMPT seeks as high a level of interest income exempt from federal income tax as is consistent with a portfolio of high-quality, short-term municipal obligations selected on the basis of liquidity and stability of principal.
The fund invests primarily in high-quality, short-term municipal securities, but also may invest in high-quality, long-term fixed, variable, or floating rate instruments (including tender option bonds) whose features give them interest rates, maturities, and prices similar to short-term
instruments. Securities in which the fund invests must be rated        in
the highest rating category for short-term securities by at least one nationally recognized rating service and rated in one of the two highest categories for short-term securities by another nationally recognized rating service if rated by more than one nationally recognized rating service; or, if unrated, judged by FMR to be equivalent quality to those securities rated in the highest short-term rating category, pursuant to procedures adopted by the Board of Trustees. The fund's policy regarding
limiting investments to the highest    rating     category may be changed
upon 90 days' prior notice to shareholders.
The fund, under normal conditions, will invest so that at least 80% of its income distributions is exempt from federal income tax. The fund does not currently intend to purchase municipal obligations that are subject to the federal alternative minimum tax.
FMR normally invests the fund's assets according to its investment strategy and does not expect to invest in federally taxable obligations. The fund also reserves the right to hold a substantial amount of uninvested cash or to invest more than normally permitted in federally taxable obligations for temporary, defensive purposes.
COMMON POLICIES
When you sell your shares of the funds, they should be worth the same amount as when you bought them. Of course, there is no guarantee that the funds will maintain a stable $1.00 share price. The funds follow industry-standard guidelines on the quality and maturity of their investments, which are designed to help maintain a stable $1.00 share price. The funds will purchase only high-quality securities that FMR believes present minimal credit risks and will observe maturity restrictions on securities they buy. In general, securities with longer maturities are more vulnerable to price changes, although they may provide higher yields. It is possible that a major change in interest rates or a default on the funds' investments could cause their share prices (and the value of your investment) to change.
The funds earn income at current money market rates. Each fund stresses
preservation of capital,        liquidity, and    income (tax-free income
in the case of Tax-Exempt) and     does not seek the higher yields or
capital appreciation that more aggressive investments may provide. Each
fund's yield will vary from day to day,    and     generally
reflect   s     current short-term interest rates and other market
conditions. It is important to note that    neither     the funds    nor
their yields     are        guaranteed by the U.S.    G    overnment.
SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of each fund's limitations and more detailed information
about each fund's investments are contained in    the     funds   '
SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with a fund's investment objective and policies and that doing so will help a fund achieve its goal. Current holdings and recent investment strategies are described in each fund's financial reports, which are sent to shareholders twice a year. For a free SAI or financial report, call Fidelity Client Services at 1-800-843-3001.
MONEY MARKET SECURITIES are high-quality, short-term obligations issued by the U.S. Government, corporations, financial institutions, municipalities, local and state governments, and other entities. These obligations may carry fixed, variable, or floating interest rates. Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets so that they are eligible investments for money market funds. A security's credit may be enhanced by a bank, insurance company, or other entity. If the structure does not perform as intended, adverse tax or investment consequences may result.
U.S. GOVERNMENT MONEY MARKET SECURITIES are short-term debt obligations issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government securities are backed by the full faith and credit of the United States. For example, securities issued by the Federal Farm Credit Bank or by the Federal National Mortgage Association are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. However, securities issued by the Financing Corporation are supported only by the credit of the entity that issued them.
MUNICIPAL SECURITIES are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be issued in anticipation of future revenues, and may be backed by the full taxing power of a municipality, the revenues from a specific project, or the credit of a private organization. The value of some or all municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders. A fund may own a municipal security directly or through a participation interest.
FOREIGN SECURITIES may involve different risks than domestic securities, including risks relating to the political and economic conditions of the foreign country involved, which could affect the payment of principal or interest. Issuers of foreign securities include foreign governments, corporations, and banks.
RESTRICTIONS: Treasury, Government, Domestic, Treasury Only, and Tax-Exempt may not invest in foreign securities. Money Market and Rated Money Market may not invest in foreign securities unless they are denominated in U.S. dollars.
ASSET-BACKED SECURITIES include interests in pools of mortgages, loans, receivables, or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
VARIABLE AND FLOATING RATE SECURITIES have interest rates that are periodically adjusted either at specific intervals or whenever a benchmark rate changes. These interest rate adjustments are designed to help stabilize the security's price.
STRIPPED SECURITIES are the separate income or principal components of a debt security. Their risks are similar to those of other money market securities, although they may be more volatile.
REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund temporarily transfers possession of a portfolio instrument to another party in return for cash. This could increase the risk of fluctuation in the fund's yield or in the market value of its assets.
RESTRICTION:    Treasury Only, Treasury, and     Tax-Exempt        do not
intend to engage in reverse repurchase agreements.
OTHER MONEY MARKET SECURITIES may include commercial paper, certificates of deposit, bankers' acceptances, and time deposits.
MUNICIPAL LEASE OBLIGATIONS are used by municipalities to acquire land, equipment, or facilities. If the municipality stops making payments or transfers its obligations to a private entity, the obligation could lose value or become taxable.
OTHER MUNICIPAL SECURITIES may include obligations of U.S. territories and possessions such as Guam, the Virgin Islands, and Puerto Rico, and their political subdivisions and public corporations.
PUT FEATURES entitle the holder to put (sell back) a security to the issuer or a financial intermediary. In exchange for this benefit, a fund may pay periodic fees or accept a lower interest rate. The credit quality of the investment may be affected by the creditworthiness of the put provider. Demand features, standby commitments, and tender options are types of put features.
PRIVATE ENTITIES may be involved in some municipal securities. For example, industrial revenue bonds are backed by private entities, and resource recovery bonds often involve private corporations. The viability of a project or tax incentives could affect the value and credit quality of these securities.
ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities, and some other securities, may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to a fund.
RESTRICTIO   N:     A fund may not purchase a security if, as a result,
more than 10% of its net assets would be invested in illiquid securities. WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS are trading practices in which payment and delivery for the securities take place at a future date. The market value of a security could change during this period, which could affect the market value of a fund's assets.
FINANCIAL SERVICES INDUSTRY. Companies in the financial services industry are subject to various risks related to that industry, such as government regulation, changes in interest rates, and exposure on loans, including loans to foreign borrowers. If a fund invests substantially in this industry, its performance may be affected by conditions affecting the industry.
DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry or type of project. Economic, business, or political changes can affect all securities of a similar type.
RESTRICTIONS: Each fund (other than Treasury, Treasury Only and Tax-Exempt)
may not invest more than 5% of its total assets in any    one     issuer,
except that, each fund (other than Treasury, Treasury Only and Tax-Exempt) may invest up to 10% of its total assets in the highest quality securities
of a single issuer for up to three    business     days.
With respect to 75% of its total assets, Tax-Exempt may not purchase a security if, as a result, more than 5% of its total assets would be invested in the securities of a single issuer.
These limitations do not apply to U.S. Government securities.
Tax-Exempt may invest more than 25% of its total assets in tax-free securities that finance similar types of projects.
BORROWING. Each fund may borrow from banks or from other funds advised by FMR, or through reverse repurchase agreements, and may make additional investments while borrowings are outstanding.
RESTRICTIONS: Each of Treasury, Government, Domestic, Money Market, Treasury Only, and Rated Money Market may borrow only for temporary or emergency purposes, or engage in reverse repurchase agreements, but not in an amount exceeding 331/3% of its total assets. Tax-Exempt may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets.
LENDING   .     A fund may lend money to other funds advised by FMR.
RESTRICTION: Loans, in the aggregate, may not exceed 331/3% of a fund's total assets.
FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.
Treasury Only seeks as high a level of current income as is consistent with the security of principal and liquidity, and to maintain a constant NAV of $1.00.
Each of Treasury, Government, Domestic, Money Market, and Rated Money Market seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.
Tax-Exempt seeks as high a level of interest income exempt from federal income tax as is consistent with a portfolio of high-quality, short-term municipal obligations selected on the basis of liquidity and stability of principal. The fund, under normal conditions, will invest so that at least 80% of its income distributions is exempt from federal income tax.
With respect to 75% of its total assets, Tax-Exempt may not purchase a security if, as a result, more than 5% of its total assets would be invested in the securities of a single issuer.
Each of Treasury, Government, Domestic, Money Market, Treasury Only, and Rated Money Market may borrow only for temporary or emergency purposes, or engage in reverse repurchase agreements, but not in an amount exceeding 331/3% of its total assets. Tax-Exempt may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets.
   E    ach of Domestic, Money Market, and Rated Money Market will invest more than 25% of its total assets in obligations of companies in the financial services industry.
Loans, in the aggregate, may not exceed 331/3% of a fund's total assets. BREAKDOWN OF EXPENSES
Like all mutual funds, the funds pay fees related to their daily operations. Expenses paid out of each class's assets are reflected in that class's share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
Each fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. FMR in turn pays fees to an affiliate who provides assistance with these services. Each fund also pays OTHER EXPENSES, which are explained below.
MANAGEMENT FEE
FMR HAS SUB-ADVISORY AGREEMENTS with FMR Texas, which has primary
responsibility for providing investment management for    each     fund,
while FMR retains responsibility for providing    the     fund   s     with
other management services. FMR pays FMR Texas 50% of its management fee
(before expense reimbursements)        for these services. In    the
    fiscal    year ended March 31,     1995    (August 31, 1995 for Rated
Money Market),     FMR paid FMR Texas the following percentages of each
fund's average net assets.
Fund Name                   Percentage of
                            Average
                            Net Assets

   Treasury                    0.10%

   Government                  0.10%

   Domestic                    0.10%

   Money Market                0.10%

   Tax-Exempt                  0.10%

   Treasury Only               0.21%

   Rated Money Market          0.21%

OTHER EXPENSES
While the management fee is a significant component of each fund's annual
operating costs, the funds        have other expenses as well.
FIIOC performs transfer agency, dividend disbursing and shareholder servicing functions for Class II shares of each of Treasury, Government, Domestic, Money Market, Treasury Only, and Rated Money Market (the Taxable Funds). Fidelity Service Co. (FSC) calculates the NAV and dividends for
Class II of each Taxable Fund,    and     maintains the general accounting
records for Class II of each Taxable Fund   .     These expenses are paid
by FMR on behalf of Rated Money Market and Treasury Only pursuant to its
management contract. In    the     fiscal    year ended March 31,     1995,
the following fees were paid to    FIIOC and     FSC:
Fund Name             Percentage of    Percentage of
                      Class II's       the Fund's
                      Average Net      Average Net
                      Assets           Assets Paid to
                      Paid to FIIOC    FSC

   Treasury              *                0.01%

   Government            *                0.01%

   Domestic              *                0.01%

   Money Market          *                0.01%

   * CLASS II WILL COMMENCE OPERATIONS ON OR ABOUT NOVEMBER 1, 1995.
UMB has entered into sub-arrangements pursuant to which FIIOC performs transfer agency, dividend disbursing and shareholder services for Class
II        of Tax-Exempt. UMB has entered into sub-arrangements pursuant to
which FSC calculates the NAV and dividends for Class II        of
Tax-Exempt        and maintains Tax-Exempt's general accounting records.
All of the fees are paid to FIIOC and FSC by UMB, which is reimbursed by Class II or the fund, as appropriate, for such payments.
In    the     fiscal    year ended March 31,     1995, fees paid by UMB to
FSC on behalf of Tax-Exempt amounted to    0.01    % of its average net
assets.
Class II of each fund has adopted a DISTRIBUTION AND SERVICE PLAN. Under the Plans, Class II of each fund is authorized to pay FDC a monthly distribution fee as compensation for its services and expenses in connection with the distribution of Class II shares of each fund and providing personal service to and/or maintenance of shareholder accounts. Class II of each fund currently pays FDC monthly at an annual rate of 0.15% of its average net assets determined at the close of business on each day throughout the month.
The Plans        specifically recognize that FMR may make payments from its management fee revenue, past profits or other resources to reimburse FDC
for    expenses incurred in connection with the distribution of Class II
shares including     payments made    by FDC     to financial institutions
for their services to Class II shareholders. The Board of Trustees of each fund has not authorized such payments.
Each fund, other than Rated Money Market and Treasury Only, also pays other expenses, such as legal, audit, and custodian fees; in some instances, proxy solicitation costs; and the compensation of trustees who are not affiliated with Fidelity. Rated Money Market and Treasury Only also pay
other expenses such as brokerage    fees and     commissions, interest on
borrowings (only Treasury Only), taxes, and the compensation of trustees who are not affiliated with Fidelity.
YOUR ACCOUNT


HOW TO BUY SHARES
If you are investing through a securities dealer, financial or other institution (Financial Institution), contact that Financial Institution directly. Certain features of a fund may be modified when it is made available through a program of services offered by a Financial Institution, and administrative charges (in addition to payments the Financial Institution may receive pursuant to the Distribution and Service Plan) may
be imposed for the services rendered.    In particular, a broker may charge
transaction fees with respect to the purchase and sale of fund shares.
    It is the responsibility of your Financial Institution to submit purchases and redemptions in order for you to receive the next determined NAV.
EACH CLASS'S SHARE PRICE, called NAV, is calculated every business day. The
funds are managed to keep share prices stable at $1.00.    Class II
shares are sold without a sales charge.
Shares are purchased at the next NAV calculated after your order is received and accepted by the transfer agent. NAV is normally calculated at
12:00 p.m. Eastern time for Tax-Exempt        and Treasury Only; 3:00 p.m.
Eastern time for Government, Domestic, and Money Market; 3:00 p.m. and 4:00 p.m. Eastern time for Rated Money Market; and 3:00 p.m. and 5:00 p.m. Eastern time for Treasury.
Share certificates are not available for the funds.
IF YOU ARE NEW TO FIDELITY, an initial investment must be preceded or accompanied by a completed, signed application, which should be forwarded to:
 Fidelity Client Services
 c/o Fidelity Institutional Money Market Funds
 FIIOC
 P.O. Box 1182
 Boston, MA 02103-1182
IF YOU ALREADY HAVE MONEY INVESTED IN A FIDELITY FUND   , you can:
(small solid bullet) Place a purchase order and wire money into your account, or
(small solid bullet) Open an account by exchanging from the same class of any fund that is offered through this prospectus.
INVESTMENTS IN THE FUNDS MUST BE MADE USING THE FEDERAL RESERVE WIRE SYSTEM. Checks will not be accepted as a means of investment.
BY    WIRE.     For wiring information and instructions, you should call
the Financial Institution through which you trade or if you trade directly through Fidelity, call Fidelity Client Services. There is no fee imposed by the funds for wire purchases. However, if you buy shares through a Financial Institution, the Financial Institution may impose a fee for wire purchases.
Fidelity Client Services:
Nationwide 1-800-843-3001
In order to receive same-day acceptance of your investment, you must call Fidelity Client Services and place your order between 8:30 a.m. and 12:00
p.m. Eastern time    for Tax-Exempt and Treasury Only; 8:30 a.m. and 3:00
p.m. Eastern time for Government, Domestic and Money     Market; 8:30 a.m.
and 4:00 p.m. Eastern time for Rated Money Market; and 8:30 a.m. and 5:00 p.m. Eastern time for Treasury, on days the funds are open for business.
If Fidelity Client Services is not advised of your purchase prior to the stated cutoff time, your purchase will not be accepted by the transfer agent. All wires must be received by the transfer agent in good order at the applicable fund's designated wire bank before the close of the Federal
Reserve Wire System    on that day.
In order to purchase shares of Treasury after 3:00 p.m. Eastern time, you must contact Fidelity Client Services one week in advance to make late-trading arrangements. In order to receive same-day acceptance of your purchase order for Treasury after 3:00 p.m. Eastern time, you must call Fidelity Client Services as early in the day as possible. Wired money for
purchase orders for Treasury placed after 3:00        p.m. Eastern time
that is not properly identified with a wire reference number will be returned to the bank from which it was wired and will not be credited to your account.
You are advised to wire funds as early in the day as possible, and to provide advance notice to Fidelity Client Services for purchases over $10 million ($5 million for Treasury Only).
You will earn dividends on the day of your investment, provided (i) you telephone Fidelity Client Services and place your trade between 8:30 a.m. and 12:00 p.m. Eastern time for Tax-Exempt and Treasury Only; 8:30 a.m. and
3:00 p.m. Eastern time for        Government, Domestic, Money Market, and
Rated Money Market;    and 8:30 a.m. and 5:00 p.m. Eastern time for
Treasury,     on days the fund   s are     open for business, and (ii) the
fund's designated wire bank receives the wire before the close of the Federal Reserve Wire System on the day your purchase order is accepted by the transfer agent.
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT $1,000,000   *
MINIMUM BALANCE $1,000,000
   * THE MINIMUM INITIAL INVESTMENT OF $1 MILLION MAY BE WAIVED IF YOUR AGGREGATE BALANCE IN THE FIDELITY INSTITUTIONAL MONEY MARKET FUNDS IS GREATER THAN $10 MILLION. PLEASE CONTACT FIDELITY CLIENT SERVICES FOR MORE INFORMATION REGARDING THIS WAIVER.
HOW TO SELL SHARES
You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares. Your shares will be sold at the next NAV calculated after your order is received and accepted by the transfer agent. NAV is normally calculated at 12:00 p.m. Eastern time for
Tax-Exempt    and     Treasury Only; 3:00 p.m. Eastern time for Government,
Domestic, and Money Market; 3:00 p.m. and 4:00 p.m. Eastern time for Rated Money Market; and 3:00 p.m. and 5:00 p.m. Eastern time for Treasury.
BY TELEPHONE. Redemption requests may be made by calling Fidelity Client Services at the phone number listed on page .
You must designate on your account application the U.S. commercial bank account(s) into which you wish the redemption proceeds to be deposited. Fidelity Client Services will then notify you that this feature has been activated and that you may request wire redemptions.
You may change the bank account(s) designated to receive redemption proceeds at any time prior to making a redemption request. You should send a letter of instruction, including a signature guarantee, to Fidelity Client Services at the address shown on page .
You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.
There is no fee imposed by the funds for wiring of redemption proceeds. However, if you buy shares through a Financial Institution, the Financial Institution may impose a fee for wire redemptions.
Redemption proceeds will be wired via the Federal Reserve Wire System to your bank account of record. If your redemption request is received by telephone between 8:30 a.m. and 12:00 p.m. Eastern time for Tax-Exempt and Treasury Only; 8:30 a.m. and 3:00 p.m. Eastern time for Government, Domestic, Money Market, and Rated Money Market; and 8:30 a.m. and 5:00 p.m. Eastern time for Treasury, redemption proceeds will normally be wired on the same day your redemption request is received by the transfer agent.
A fund reserves the right to take up to seven days to pay you if making immediate payment would adversely affect the fund.
In order to redeem shares of Treasury after 3:00 p.m. Eastern time, you must contact Fidelity Client Services one week in advance to make late trading arrangements.
You are advised to place your trades as early in the day as possible. INVESTOR SERVICES
Fidelity provides a variety of services to help you manage your account. INFORMATION SERVICES
STATEMENTS AND REPORTS that the transfer agent sends to you include the following:
(small solid bullet) Confirmation statements (after every transaction, except a reinvestment, that affects your account balance or your account registration)
(small solid bullet) Account statements (monthly)
(small solid bullet) Financial reports (every six months)
To reduce expenses, only one copy of most financial reports will be mailed, even if you have more than one account in a fund. Call Fidelity Client Services at 1-800-843-3001 if you need additional copies of financial reports or historical account information.
SUB-ACCOUNTING AND SPECIAL SERVICES. Special processing has been arranged with FIIOC for institutions that wish to open multiple accounts (a master account and sub-accounts). You may be required to enter into a separate agreement with FIIOC. Charges for these services, if any, will be determined based on the level of services to be rendered.
   SHAREHOLDER AND ACCOUNT POLICIES


DIVIDENDS, CAPITAL GAINS, AND TAXES
Each fund distributes substantially all of its net investment income and capital gains, if any, to shareholders each year. Income dividends are declared daily and paid monthly.
Income dividends declared are accrued daily throughout the month and are normally distributed on the first business day of the following month. Based on prior approval of each fund, dividends relating to Class II shares redeemed during the month can be distributed on the day of redemption. Each fund reserves the right to limit this service.
DISTRIBUTION OPTIONS
When you open an account, specify on your account application how you want to receive your distributions. The funds offer two options:
1. REINVESTMENT OPTION. Your dividend and capital gain distributions, if any, will be automatically reinvested in additional shares of the same class of the fund. If you do not indicate a choice on your application, you will be assigned this option.
2. CASH OPTION. You will be sent a wire for your dividend and capital gain distributions, if any.
Dividends will be reinvested at each fund's Class II NAV on the last day of the month. Capital gain distributions, if any, will be reinvested at the NAV as of the record date of the distribution.
TAXES
As with any investment, you should consider how an investment in the funds could affect you. Below are some of the funds' tax implications.
TAXES ON DISTRIBUTIONS. Interest income that Tax-Exempt earns is distributed to shareholders as income dividends. Interest that is federally tax-free remains tax-free when it is distributed. Distributions from the Taxable Funds, however, are subject to federal income tax and may also be subject to state or local taxes. If you live outside the United States, your distributions from these funds could also be taxed by the country in which you reside.
For federal tax purposes, the income and short-term capital gain distributions from each of Treasury, Government, Domestic, Money Market, Treasury Only, and Rated Money Market are taxed as dividends; long-term capital gain distributions, if any, are taxed as long-term capital gains. However, for shareholders of Tax-Exempt, gain on the sale of tax-free bonds results in taxable distributions. Short-term capital gains and a portion of the gain on bonds purchased at a discount are taxed as dividends; long-term capital gain distributions, if any, are taxed as long-term capital gains. Mutual fund dividends from U.S. Government securities are generally free from state and local income taxes. However, particular states may limit this benefit, and some types of securities, such as repurchase agreements and some agency-backed securities, may not qualify for the benefit. Ginnie mae securities and other mortgage-backed securities are notable exceptions in most states. In addition, some states may impose intangible property taxes. You should consult your own tax adviser for details and up-to-date information on the tax laws in your state.
During    the     fiscal    year ended March 31,     1995,    27    % of
Treasury's,    20    % of Government's,    100    % of Treasury Only's,
   2% of Domestic's, and 1    % of    Money Market's     income
distributions were derived from interest on U.S. Government securities
which is generally exempt from state income tax.    During the fiscal year
ended August 31, 1995, 4% of Rated Money Market's income distributions was derived from interest on U.S. Government securities which is generally exempt from state income tax.
Distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.
Every January, the transfer agent will send you and the IRS a statement showing the taxable distributions paid to you in the previous year.
A portion of Tax-Exempt's dividends may be free from state or local taxes. Income from investments in your state are often tax-free to you. Each year, the transfer agent will send you a breakdown of Tax-Exempt's income from each state to help you calculate your taxes.
During    the     fiscal    year ended March 31,     1995,    100    % of
Ta   x-    Exempt's income dividends was free from federal income
    tax.
There are tax requirements that all funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a fund may have to limit its investment activity in some types of instruments. TRANSACTION DETAILS
EACH FUND IS OPEN FOR BUSINESS and its NAV is normally calculated each day that both the Federal Reserve Bank of New York (New York Fed) (for all
Taxable Funds)    or     the Federal Reserve Bank of Kansas City (Kansas
City Fed) (for Tax-Exempt) and the New York Stock Exchange (NYSE) are open. The following holiday closings have been scheduled for 1996: New Year's Day, Martin Luther King 's Birthday, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Thanksgiving Day, and Christmas Day. Although FMR expects the same holiday schedule to be observed in the future, the Kansas City Fed, the New York Fed, or the NYSE may modify its holiday schedule at any time. On any day that the Kansas City Fed, the New York Fed, or the NYSE closes early, the principal government securities markets close early (such as on days in advance of holidays generally observed by participants in such markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received.
To the extent that portfolio securities are traded in other markets on days when the Kansas City Fed, the New York Fed, or the NYSE is closed, each fund's NAV may be affected on days when investors do not have access to the fund to purchase or redeem shares. Certain Fidelity funds may follow different holiday closing schedules.
A CLASS'S NAV is the value of a single share. The NAV of Class II of each fund is computed by adding Class II's pro rata share of the value of the fund's investments, cash, and other assets, subtracting Class II's pro rata share of the value of the fund's liabilities, subtracting the liabilities allocated to Class II, and dividing the result by the number of Class II shares of that fund that are outstanding. Each fund values its portfolio securities on the basis of amortized cost. This method minimizes the effect of changes in a security's market value and helps each fund maintain a stable $1.00 share price.
THE OFFERING PRICE (price to buy one share) and REDEMPTION PRICE (price to sell one share) of Class II are its NAV.
WHEN YOU SIGN YOUR ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.
YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE. Fidelity and the transfer agent may only be liable for losses resulting from unauthorized transactions if they do not follow reasonable procedures designed to verify the identity of the caller. Fidelity and the transfer agent will request personalized security codes or other information, and may also record calls. You should verify the accuracy of the confirmation statements immediately after receipt. If you do not want the ability to redeem and exchange by telephone, call the transfer agent for instructions. Additional documentation may be required from corporations, associations and certain fiduciaries.
EACH FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES for a period of time. Each fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions" on page . Purchase orders may be refused if, in FMR's opinion, they would disrupt management of a fund.
TO ALLOW FMR TO MANAGE THE FUNDS MOST EFFECTIVELY, you are urged to initiate all trades as early in the day as possible and to notify Fidelity Client Services in advance of transactions in excess of $10 million
   (    $5 million for Treasury Only   )    .
WHEN YOU PLACE AN ORDER TO BUY SHARES, your shares will be purchased at the next NAV calculated after your order is received and accepted by the transfer agent. Note the following:
(small solid bullet) All of your purchases must be made by federal
fund   s     wire; checks will not be accepted for purchases.
(small solid bullet) If your wire is not received by the close of the Federal Reserve Wire System, you could be liable for any losses or fees a fund or the transfer agent has incurred or for interest and penalties.
Net interest income for dividend purposes is determined by FSC on a daily basis and shall be payable to shareholders of record at the time of its declaration (including, for this purpose, holders of Class II shares purchased, but excluding holders of shares redeemed, on that day).
The income declared for Treasury is based on estimates of net interest
income for the fund. Actual income may differ from estimates   ,     and
differences, if any, will be included in the calculation of subsequent dividends.
Shareholders of record as of 12:00 p.m. Eastern time for Tax-Exempt    and
    Treasury Only; 3:00 p.m. Eastern time for Government, Domestic, Money Market, and Rated Money Market; and 5:00 p.m. Eastern time for Treasury, will be entitled to dividends declared that day.
Shares of Rated Money Market purchased    between     3:00        p.m.
and 4:00 p.m.     Eastern time begin to earn income dividends on the
following business day.
WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at the next NAV calculated after your order is received and accepted by the transfer agent. Note the following:
(small solid bullet) Shares    of Rated Money Market     redeemed before
3:00 p.m. Eastern time        do not receive the dividend declared on the
day of redemption   ; s    hares    of Rated Money Market     redeemed
   between     3:00 p.m.    and 4:00 p.m.     Eastern time do receive the
dividends declared on the day of redemption.
(small solid bullet) Shares        of Treasury, Government, Domestic, Money
Market, Treasury Only, and Tax-Exempt do not receive the dividend declared on the day of redemption.
(small solid bullet) A fund may withhold redemption proceeds until it is reasonably assured that investments credited to your account have been received and collected.
When the NYSE, the Kansas City Fed, or the New York Fed is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the SEC to merit such action, a fund may suspend redemption or postpone payment dates. In cases of suspension of the right of redemption, the request for redemption may either be withdrawn or payment may be made based on the NAV next determined after the termination of the suspension.
IF YOUR ACCOUNT BALANCE FALLS BELOW $1,000,000 due to redemption, the account may be closed and the proceeds may be wired to your bank account of record. You will be given 30 days' notice that your account will be closed unless it is increased to the minimum.
THE TRANSFER AGENT MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
EXCHANGE RESTRICTIONS
As a shareholder you have the privilege of exchanging Class II shares of any fund offered through this prospectus at no charge for Class II shares of any other fund offered through this prospectus.
An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.
BY TELEPHONE. Exchanges may be requested on any day a fund is open for business by calling Fidelity Client Services at the number listed on
page         between 8:30 a.m. and 12:00 p.m. Eastern time for Tax-Exempt
and Treasury    O    nly   ;     8:30 a.m. and 3:00 p.m. Eastern time
for        Government, Domestic, Money Market, and Rated Money Market   ;
and 8:30 a.m. and 5:00 p.m. Eastern time for Treasury.
BY MAIL. You may exchange shares on any business day by submitting written instructions with an authorized signature which is on file for that account. Written requests for exchanges should contain the fund name, account number, the number of shares to be redeemed, and the name of the fund to be purchased. Written requests for exchange should be mailed to Fidelity Client Services at the address on page .
WHEN YOU PLACE AN ORDER TO EXCHANGE SHARES, Class        II shares will be
redeemed at the next determined NAV after your order is received and accepted by the transfer agent. Shares of the fund to be acquired will be purchased at its next determined NAV after redemption proceeds are made available. You should note that, under certain circumstances, a fund may take up to seven days to make redemption proceeds available for the exchange purchase of shares of another fund. In addition, please note the following:
(small solid bullet) Exchanges will not be permitted until a completed and signed account application is on file.
(small solid bullet) The fund you are exchanging into must be registered for sale in your state.
(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number. (small solid bullet) Before exchanging into a fund, read its prospectus. (small solid bullet) You will earn dividends in the acquired fund in accordance with the fund's customary policy, normally on the day the exchange request is received.
(small solid bullet) Exchanges may have tax consequences for you.
(small solid bullet) Each fund reserves the right to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
(small solid bullet) Your exchanges may be restricted or refused if a fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a fund.
Although the funds will attempt to give you prior notice whenever they are reasonably able to do so, they may impose these restrictions at any time. The funds reserve the right to terminate or modify the exchange privilege in the future.
No dealer, sales representative or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related SAI, in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been
authorized by the fund   s     or FDC. This Prospectus and the related SAI
do not constitute an offer by the fund   s     or by FDC to sell or to buy
shares of the fund   s     to any person to whom it is unlawful to make
such offer.
FIDELITY INSTITUTIONAL MONEY MARKET FUNDS - CLASS II

CROSS REFERENCE SHEET
FORM N-1A

ITEM NUMBER   STATEMENT OF ADDITIONAL INFORMATION SECTION


10, 11           ............................   Cover Page; Table of Contents

12               ............................   *

13       a - c   ............................   Investment Policies and Limitations

         d       ............................   Portfolio Transactions

14       a - c   ............................   Trustees and Officers

15       a       ............................   *

         b       ............................   Description of the Trusts

         c       ............................   Trustees and Officers

16       a i     ............................   FMR

           ii    ............................   Trustees and Officers

          iii    ............................   Management Contracts

         b,c,d   ............................   Management Contracts

         e       ............................   *

         f       ............................   Distribution and Service Plans

         g       ............................   *

         h       ............................   Description of the Trusts

         i       ............................   Management Contracts

17       a       ............................   Portfolio Transactions

         b       ............................   Portfolio Transactions

         c       ............................   Portfolio Transactions

         d, e    ............................   *

18       a       ............................   Description of the Trusts

         b       ............................   *

19       a       ............................   Additional Purchase, Exchange and Redemption
                                                Information

         b       ............................   Additional Purchase, Exchange and Redemption
                                                Information; Valuation

         c       ............................   *

20                                              Distributions and Taxes

21       a, b    ............................   Distribution and Service Plans; Management
                                                Contracts

         c       ............................   *

22               ............................   Performance

23               ............................   Financial Statements


* Not Applicable
FIDELITY INSTITUTIONAL MONEY MARKET FUNDS: CLASS II
FIDELITY INSTITUTIONAL CASH PORTFOLIOS:
Domestic, Government, Money Market, Treasury
FIDELITY INSTITUTIONAL TAX-EXEMPT CASH PORTFOLIOS:
Tax-Exempt
DAILY MONEY FUND:
Treasury Only
FIDELITY MONEY MARKET TRUST:
Rated Money Market
STATEMENT OF ADDITIONAL INFORMATION
NOVEMBER 1, 1995
This Statement of Additional Information (SAI) is not a prospectus but should be read in conjunction with the funds' current Prospectus (dated November 1, 1995). Please retain this document for future reference. The funds' financial statements and financial highlights, included in the
Annual Report, for the fiscal year ended March 31, 1995    (August 31, 1995
for Rated Money Market)    , are incorporated herein by reference. To
obtain an additional copy of the Prospectus or the Annual Report, please call Fidelity Distributors Corporation at 1-800-544-8888.
TABLE OF CONTENTS   PAGE

Investment Policies and Limitations

Portfolio Transactions

Valuation

Performance

Additional Purchase, Exchange and Redemption Information

Distributions and Taxes

FMR

Trustees and Officers

Management Contracts

Contracts with FMR Affiliates

Distribution and Service Plans

Description of the Trusts

Financial Statements

Appendix

INVESTMENT ADVISER
Fidelity Management & Research Company (FMR)
SUB-ADVISER
FMR Texas Inc. (FMR Texas)
DISTRIBUTOR
Fidelity Distributors Corporation (FDC)
TRANSFER AGENT FOR TAXABLE FUNDS
Fidelity Investments Institutional Operations Company (FIIOC)
TRANSFER AGENT FOR TAX-EXEMPT
UMB Bank, n.a. (UMB)
   IMMII-ptb    -1195
INVESTMENT POLICIES AND LIMITATIONS
The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation shall be determined immediately after and as a result of a fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with each fund's investment policies and limitations.
Each fund's fundamental investment policies and limitations may not be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940 Act)) of each fund. However, except for the fundamental investment limitations set forth below, the investment policies and limitations described in this SAI are not fundamental, and may be changed without shareholder approval. INVESTMENT LIMITATIONS OF FIDELITY INSTITUTIONAL CASH PORTFOLIOS: TREASURY THE FOLLOWING ARE TREASURY'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) purchase the securities of any issuer (other than obligations issued or guaranteed as to principal and interest by the government of the United States, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, provided, however, that with respect to 25% of its total assets, 10% of its assets may be invested in the securities of an issuer;
(2) issue senior securities, except as permitted under the 1940    Act    ;
(3) borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the value of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) buy or sell real estate;
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;
(8) invest in oil, gas, or other mineral exploration or development programs; or
(9) invest in companies for the purpose of exercising control or management.
(10) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the fund. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL, AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only from a bank or from a registered investment company or fund for which FMR or an affiliate serves as investment adviser. The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase or sell futures contracts or call options. This limitation does not apply to options attached to, or acquired or traded together with, their underlying securities, and does not apply to securities that incorporate features similar to options or futures contracts.
(v) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.
(vi) The fund does not currently intend to make loans, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(vii) The fund does not currently intend to invest in interests in real estate investment trusts that are not readily marketable, or to invest in interests in real estate limited partnerships that are not listed on the NYSE or the AMEX or traded on the NASDAQ National Market System.
(viii) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the Trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.
(ix) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.
(x) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by FMR or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
   Treasury, under normal conditions, invests 100% of its total assets in U.S. Treasury bills, notes and bonds and other direct obligations of the U.S. Treasury. The fund may also engage in repurchase agreements backed by those obligations. These operating policies may be changed upon 90 days' notice to shareholders.
For the fund's policies on quality and maturity, see the section entitled "Quality and Maturity" on page .
INVESTMENT LIMITATIONS OF FIDELITY INSTITUTIONAL CASH PORTFOLIOS:
GOVERNMENT
THE FOLLOWING ARE GOVERNMENT'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) purchase the securities of any issuer (other than obligations issued or guaranteed as to principal and interest by the government of the United States, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, provided, however, that with respect to 25% of its total assets, 10% of its assets may be invested in the securities of an issuer;
(2) issue senior securities, except as permitted under the 1940    Act    ;
(3) borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the value of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) buy or sell real estate;
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;
(8) invest in oil, gas, or other mineral exploration or development programs; or
(9) invest in companies for the purpose of exercising control or management.
(10) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the fund. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL, AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to purchase a security (other than a security issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of a single issuer; provided that the fund may invest up to 10% of its total assets in the first tier securities of a single issuer for up to three business days.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund may borrow money only (a) from a bank or from a registered investment company or fund for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party. The fund will not purchase any security while borrowings (excluding reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vi) The fund does not currently intend to purchase or sell futures contracts or call options. This limitation does not apply to options attached to, or acquired or traded together with, their underlying securities, and does not apply to securities that incorporate features similar to options or futures contracts.
(vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.
(viii) The fund does not currently intend to make loans, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(ix) The fund does not currently intend to invest in interests in real estate investment trusts that are not readily marketable, or to invest in interests in real estate limited partnerships that are not listed on the NYSE or the AMEX or traded on the NASDAQ National Market System.
(x) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.
   (xi) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the Trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.
(xi   i    ) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by FMR or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund. For the fund's policies on quality and maturity, see the section entitled "Quality and Maturity" on page .
INVESTMENT LIMITATIONS OF FIDELITY INSTITUTIONAL CASH PORTFOLIOS: DOMESTIC THE FOLLOWING ARE DOMESTIC'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) purchase the securities of any issuer (other than obligations issued or guaranteed as to principal and interest by the government of the United States, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, provided, however, that with respect to 25% of its total assets, 10% of its assets may be invested in the securities of an issuer;
(2) issue senior securities, except as permitted under the 1940    Act    ;
(3) borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the value of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 Act in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the fund will invest more than 25% of its total assets in the financial services industry;
(6) buy or sell real estate;
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;
(8) invest in oil, gas, or other mineral exploration or development programs; or
(9) invest in companies for the purpose of exercising control or management.
(10) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the fund. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL, AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to purchase a security (other than a security issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of a single issuer; provided that the fund may invest up to 10% of its total assets in the first tier securities of a single issuer for up to three business days.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund may borrow money only (a) from a bank or from a registered investment company or fund for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party. The fund will not purchase any security while borrowings (excluding reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vi) The fund does not currently intend to purchase or sell futures contracts or call options. This limitation does not apply to options attached to, or acquired or traded together with, their underlying securities, and does not apply to securities that incorporate features similar to options or futures contracts.
(vii) The fund does not currently intend to lend assets other than securities to other parties, except by lending money (up to 10% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(viii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.
(ix) The fund does not currently intend to invest in interests in real estate investment trusts that are not readily marketable, or to invest in interests in real estate limited partnerships that are not listed on the NYSE or the AMEX or traded on the NASDAQ National Market System.
(x) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the Trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.
(xi) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.
(xii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by FMR or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the fund's policies on quality and maturity, see the section entitled "Quality and Maturity" on page .
INVESTMENT LIMITATIONS OF FIDELITY INSTITUTIONAL CASH PORTFOLIOS: MONEY
MARKET
THE FOLLOWING ARE MONEY MARKET'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) purchase the securities of any issuer (other than obligations issued or guaranteed as to principal and interest by the government of the United States, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, provided, however, that with respect to 25% of its total assets, 10% of its assets may be invested in the securities of an issuer;
(2) issue senior securities, except as permitted under the 1940 Act;
(3) borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the value of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the fund will invest more than 25% of its total assets in the financial services industry;
(6) buy or sell real estate;
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;
(8) invest in oil, gas, or other mineral exploration or development programs; or
(9) invest in companies for the purpose of exercising control or management.
(10) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the fund. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL, AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to purchase a security (other than a security issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of a single issuer; provided that the fund may invest up to 10% of its total assets in the first tier securities of a single issuer for up to three business days.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund may borrow money only (a) from a bank or from a registered investment company or fund for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party. The fund will not purchase any security while borrowings (excluding reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vi) The fund does not currently intend to purchase or sell futures contracts or call options. This limitation does not apply to options attached to, or acquired or traded together with, their underlying securities, and does not apply to securities that incorporate features similar to options or futures contracts.
(vii) The fund does not currently intend to lend assets other than securities to other parties, except by lending money (up to 10% of the fund's net assets) to a registered investment company or fund for which FMR or an affiliate serves as investment adviser. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(viii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.
(ix) The fund does not currently intend to invest in interests in real estate investment trusts that are not readily marketable, or to invest in interests in real estate limited partnerships that are not listed on the NYSE or the AMEX or traded on the NASDAQ National Market System.
(x) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the Trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.
(xi) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.
(xii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by FMR or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the fund's policies on quality and maturity, see the section entitled "Quality and Maturity" on page .
INVESTMENT LIMITATIONS OF TAX-EXEMPT
THE FOLLOWING ARE TAX-EXEMPT'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government, or any of its agencies, or instrumentalities) if, as a result thereof, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the 1940    Act    ;
(3) make short sales of securities;
(4) purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions;
(5) borrow money, except for temporary or emergency purposes (not for leveraging or investment) in an amount not to exceed 33 1/3% of the value of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed 33 1/3% of the fund's assets by reason of a decline in net assets will be reduced within three days (exclusive of Sundays and Holidays) to the extent necessary to comply with the 33 1/3% limitation;
(6) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(7) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government, or any of its agencies, instrumentalities, territories or possessions, or issued or guaranteed by a state government or political subdivision thereof) if as a result more than 25% of the value of its total assets would be invested in securities of companies having their principal business activities in the same industry;
(8) purchase or sell real estate, but this shall not prevent the fund from investing in municipal bonds or other obligations secured by real estate or interest therein;
(9) purchase or sell physical commodities;
(10) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (but this limit does not apply to purchases of debt securities or to repurchase agreements); or
(11) invest in oil, gas or other mineral exploration or development programs.
(12) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the fund. For purposes of limitations (1) and (7), FMR identifies the issuer of a security depending on the terms and conditions of the security. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.
THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL, AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund may borrow money only (a) from a bank or from a registered investment company or fund for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party. The fund will not purchase any security while borrowings (excluding reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(ii) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(iii) The fund does not currently intend to purchase or sell futures contracts or call options. This limitation does not apply to options attached to, or acquired or traded together with, their underlying securities, and does not apply to securities that incorporate features similar to options or futures contracts.
(iv) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.
(v) The fund does not currently intend to purchase the securities of any
issuer if those officers and Trustees of the    Trust     and those
officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.
(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the fund's policies on quality and maturity, see the section entitled "Quality and Maturity" on page .
INVESTMENT LIMITATIONS OF TREASURY ONLY
THE FOLLOWING ARE TREASURY ONLY'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue senior securities, except as permitted under the 1940    Act    ;
(2) borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; or
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the fund. THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL:
(i) The fund may borrow money only (a) from a bank or from a registered investment company or fund for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party. The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(ii) The fund does not currently intend to make loans, but this limitation does not apply to purchases of debt securities.
(iii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as the fund.
   Subject to revision upon 90 days' notice to shareholders, Treasury Only will not engage in reverse repurchase agreements.
For the fund's policies on quality and maturity, see the section entitled "Quality and Maturity" on page .
INVESTMENT LIMITATIONS OF RATED MONEY MARKET
THE FOLLOWING ARE RATED MONEY MARKET'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result,
(a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the 1940 Act;
(3) borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the fund will invest more than 25% of its total assets in the financial services industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments;
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limit does not apply to purchases of debt securities or to repurchase agreements.
(9) invest in oil, gas or other mineral exploration or development programs.
(10) write or purchase any put or call option. This limitation does not apply to options attached to, or acquired or traded together with, their underlying securities, and does not apply to securities that incorporate features similar to options.
(11) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as the fund.
THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL:
(i) The fund does not currently intend to purchase a security (other than a security issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of a single issuer; provided that the fund may invest up to 10% of its total assets in the first tier securities of a single issuer for up to three business days.
(ii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party. The fund will not purchase any security while borrowings (excluding reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to lend assets other than securities to other parties, except by lending money (up to 10% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
   (vi) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in securities of business enterprises that, including predecessors, have a record of less than three years continuous operation.
(vii) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the Trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.
(vi   ii    ) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(   ix    ) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.
(x) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
   For purposes of limitation (vi), pass-through entities and other special purposes vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."
For the fund's policies on quality and maturity, see the section entitled "Quality and Maturity" on page .
Each fund's investments must be consistent with its investment objective and policies. Accordingly, not all of the security types and investment techniques discussed below are eligible investments for each of the funds. AFFILIATED BANK TRANSACTIONS. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may include repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission
(SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.
ASSET-BACKED SECURITIES include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit support.
DELAYED-DELIVERY TRANSACTIONS. Each fund may buy and sell securities on a delayed-delivery or when-issued basis. These transactions involve a commitment by a fund to purchase or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.
When purchasing securities on a delayed-delivery basis, each fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Because a fund is not required to pay for securities until the delivery date, these risks are in addition to the risks associated with the fund's other investments. If a fund remains substantially fully invested at a time when delayed-delivery purchases are outstanding, the delayed-delivery purchases may result in a form of leverage. When delayed-delivery purchases are outstanding, the fund will set aside appropriate liquid assets in a segregated custodial account to cover its purchase obligations. When a fund has sold a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could suffer a loss.
Each fund may renegotiate delayed-delivery transactions after they are entered into, and may sell underlying securities before they are delivered, which may result in capital gains or losses.
DOMESTIC AND FOREIGN ISSUERS. Investments may be made in U.S. dollar-denominated time deposits, certificates of deposit, and bankers' acceptances of U.S. banks and their branches located outside of the United States, U.S. branches and agencies of foreign banks, and foreign branches of foreign banks. A fund may also invest in U.S. dollar-denominated securities issued or guaranteed by other U.S. or foreign issuers, including U.S. and foreign corporations or other business organizations, foreign governments, foreign government agencies or instrumentalities, and U.S. and foreign financial institutions, including savings and loan institutions, insurance companies, mortgage bankers, and real estate investment trusts, as well as banks.
The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and principal on these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidence of ownership of portfolio securities may be held outside of the United States and a fund may be subject to the risks associated with the holding of such property overseas. Various provisions of federal law governing the establishment and operation of U.S. branches do not apply to foreign branches of U.S. banks.
Obligations of U.S. branches and agencies of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation, as well as by governmental action in the country in which the foreign bank has its head office.
Obligations of foreign issuers involve certain additional risks. These risks may include future unfavorable political and economic developments, withholding taxes, seizures of foreign deposits, currency controls, interest limitations, or other governmental restrictions that might affect payment of principal or interest, or the ability to honor a credit commitment. Additionally, there may be less public information available about foreign entities. Foreign issuers may be subject to less governmental regulation and supervision than U.S. issuers. Foreign issuers also generally are not bound by uniform accounting, auditing, and financial reporting requirements comparable to those applicable to U.S. issuers. FEDERALLY TAXABLE OBLIGATIONS. Under normal conditions, Tax-Exempt does not intend to invest in securities whose interest is federally taxable. However, from time to time on a temporary basis, Tax-Exempt may invest a portion of its assets in fixed-income obligations whose interest is subject to federal income tax.
Should Tax-Exempt invest in federally taxable obligations, it would purchase securities that, in FMR's judgment, are of high quality. These obligations would include those issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements backed by such obligations.
Proposals to restrict or eliminate the federal income tax exemption for interest on municipal obligations are introduced before Congress from time to time. Proposals also may be introduced before state legislatures that would affect the state tax treatment of Tax-Exempt's distributions. If such proposals were enacted, the availability of municipal obligations and the value of Tax-Exempt's holdings would be affected, and the Trustees would reevaluate Tax-Exempt's investment objectives and policies.
ILLIQUID INVESTMENTS are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid instruments. In determining the liquidity of a fund's investments, FMR may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset the fund's rights and obligations relating to the investment).
Investments currently considered by the funds to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days. Also, FMR may determine some restricted securities, municipal lease obligations, and time deposits to be illiquid. In the absence of market quotations, illiquid investments are valued for purposes of monitoring amortized cost valuation at fair value as determined in good faith by a committee appointed by the Board of Trustees. If through a change in values, net assets, or other circumstances, a fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity. INTERFUND BORROWING PROGRAM. Pursuant to an exemptive order issued by the SEC, each fund has received permission to lend money to, and borrow money from, other funds advised by FMR or its affiliates. Tax-Exempt will participate in the interfund borrowing program only as a borrower. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. Treasury, Treasury Only, Domestic, Money Market, Government, and Rated Money Market will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). A fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs. Treasury, Government, and Treasury Only do not currently intend to participate in the program as lenders.
MARKET DISRUPTION RISK. The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Municipal bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Further, the application of state law to municipal issuers could produce varying results among the states or among municipal securities issuers within a state. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities. Any of these effects could have a significant impact on the prices of some or all of the municipal securities held by a fund, making it more difficult for the fund to maintain a stable net asset value per share.
MONEY MARKET SECURITIES are high-quality, short-term obligations. Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets. For example, put features can be used to modify the maturity of a security, or interest rate adjustment features can be used to enhance price stability. If the structure does not perform as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the funds.
MUNICIPAL LEASES and participation interests therein may take the form of a lease, an installment purchase, or a conditional sale contract and are issued by state and local governments and authorities to acquire land or a wide variety of equipment and facilities. Generally, the funds will not hold such obligations directly as a lessor of the property, but will purchase a participation interest in a municipal obligation from a bank or other third party. A participation interest gives a fund a specified, undivided interest in the obligation in proportion to its purchased interest in the total amount of the obligation.
Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet to incur debt. These may include voter referenda, interest rate limits, or public sale requirements. Leases, installment purchases, or conditional sale contracts (which normally provide for title to the leased asset to pass to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting their constitutional and statutory requirements for the issuance of debt. Many leases and contracts include "non-appropriation clauses" providing that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on a yearly or other periodic basis. Non-appropriation clauses free the issuer from debt issuance limitations.
   MUNICIPAL SECTORS    :
ELECTRIC UTILITIES INDUSTRY. The electric utilities industry has been experiencing, and will continue to experience, increased competitive pressures. Federal legislation in the last two years will open transmission access to any electricity supplier, although it is not presently known to what extent competition will evolve. Other risks include: (a) the availability and cost of fuel, (b) the availability and cost of capital,
(c) the effects of conservation on energy demand, (d) the effects of rapidly changing environmental, safety, and licensing requirements, and other federal, state, and local regulations, (e) timely and sufficient rate increases, and (f) opposition to nuclear power.
HEALTH CARE INDUSTRY. The health care industry is subject to regulatory action by a number of private and governmental agencies, including federal, state, and local governmental agencies. A major source of revenues for the health care industry is payments from the Medicare and Medicaid programs. As a result, the industry is sensitive to legislative changes and reductions in governmental spending for such programs. Numerous other factors may affect the industry, such as general and local economic conditions; demand for services; expenses (including malpractice insurance premiums); and competition among health care providers. In the future, the following elements may adversely affect health care facility operations: adoption of legislation proposing a national health insurance program; other state or local health care reform measures; medical and technological advances which dramatically alter the need for health services or the way in which such services are delivered; changes in medical coverage which alter the traditional fee-for-service revenue stream; and efforts by employers, insurers, and governmental agencies to reduce the costs of health insurance and health care services.
HOUSING. Housing revenue bonds are generally issued by a state, county, city, local housing authority, or other public agency. They generally are secured by the revenues derived from mortgages purchased with the proceeds of the bond issue. It is extremely difficult to predict the supply of available mortgages to be purchased with the proceeds of an issue or the future cash flow from the underlying mortgages. Consequently, there are risks that proceeds will exceed supply, resulting in early retirement of bonds, or that homeowner repayments will create an irregular cash flow. Many factors may affect the financing of multi-family housing projects, including acceptable completion of construction, proper management, occupancy and rent levels, economic conditions, and changes to current laws and regulations.
EDUCATION. In general, there are two types of education-related bonds; those issued to finance projects for public and private colleges and universities, and those representing pooled interests in student loans. Bonds issued to supply educational institutions with funds are subject to the risk of unanticipated revenue decline, primarily the result of decreasing student enrollment or decreasing state and federal funding. Among the factors that may lead to declining or insufficient revenues are restrictions on students' ability to pay tuition, availability of state and federal funding, and general economic conditions. Student loan revenue bonds are generally offered by state (or substate) authorities or commissions and are backed by pools of student loans. Underlying student loans may be guaranteed by state guarantee agencies and may be subject to reimbursement by the United States Department of Education through its guaranteed student loan program. Others may be private, uninsured loans made to parents or students which are supported by reserves or other forms of credit enhancement. Recoveries of principal due to loan defaults may be applied to redemption of bonds or may be used to re-lend, depending on program latitude and demand for loans. Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, and student repayment deferral during periods of forbearance. Other risks associated with student loan revenue bonds include potential changes in federal legislation regarding student loan revenue bonds, state guarantee agency reimbursement and continued federal interest and other program subsidies currently in effect.
WATER AND SEWER. Water and sewer revenue bonds are often considered to have relatively secure credit as a result of their issuer's importance, monopoly status, and generally unimpeded ability to raise rates. Despite this, lack of water supply due to insufficient rain, run-off, or snow pack is a concern that has led to past defaults. Further, public resistance to rate increases, costly environmental litigation, and federal environmental mandates are challenges faced by issuers of water and sewer bonds. TRANSPORTATION. Transportation debt may be issued to finance the construction of airports, toll roads, highways or other transit facilities. Airport bonds are dependent on the general stability of the airline industry and on the stability of a specific carrier who uses the airport as a hub. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads, and the general economic health of the area. Fuel costs and availability also affect other transportation-related securities, as does the presence of alternate forms of transportation, such as public transportation.
PUT FEATURES entitle the holder to sell a security back to the issuer or a third party at any time or at specified intervals. They are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from other entities. Demand features, standby commitments, and tender options are types of put features.
2.QUALITY AND MATURITY. Pursuant to procedures adopted by the Board of Trustees, the funds may purchase only high-quality securities that FMR believes present minimal credit risks. To be considered high-quality, a security must be rated in accordance with applicable rules in one of the two highest categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security); or, if unrated, judged to be of equivalent quality by FMR. High-quality securities are divided into "first tier" and "second tier" securities. First tier securities are those deemed to be in the highest rating category (e.g., Standard & Poor's A-1 or SP-1), and second tier securities are those deemed to be in the second highest rating category (e.g., Standard & Poor's A-2 or SP-2). Split-rated securities may be determined to be either first or second tier based on applicable regulations.
Each of Treasury, Government, Domestic, Money Market, Treasury Only, and Rated Money Market may not invest more than 5% of its total assets in second tier securities. In addition, each of Treasury, Government, Domestic, Money Market, Treasury Only, and Rated Money Market fund may not invest more than 1% of its total assets or $1 million (whichever is greater) in the second tier securities of a single issuer.
   Each     fund currently intends to limit its investments to securities with remaining maturities of 397 days or less, and to maintain a dollar-weighted average maturity of 90 days or less. When determining the maturity of a security, a fund may look to an interest rate reset or demand feature.
REPURCHASE AGREEMENTS. In a repurchase agreement, a fund purchases a security and simultaneously commits to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. To protect the fund from the risk that the original seller will not fulfill its obligation, the securities are held in an account of the fund at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility that the value of the underlying security will be less than the resale price, as well as delays and costs to a fund in connection with bankruptcy proceedings), it is each fund's current policy to engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.
RESTRICTED SECURITIES generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, a fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a fund might obtain a less favorable price than prevailed when it decided to seek registration of the security. However, in general, each fund anticipates holding restricted securities to maturity or selling them in an exempt transaction.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by FMR. Such transactions may increase fluctuations in the market value of the fund's assets and may be viewed as a form of leverage.
SHORT SALES "AGAINST THE BOX." A fund may sell securities short when it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short. Short sales could be used to protect the net asset value per share of the fund in anticipation of increased interest rates, without sacrificing the current yield of the securities sold short. If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.
SOURCES OF CREDIT OR LIQUIDITY SUPPORT. FMR may rely on its evaluation of the credit of a bank or another entity in determining whether to purchase a security supported by a letter of credit guarantee, insurance or other source of credit or liquidity. In evaluating the credit of a foreign bank or other foreign entities, FMR will consider whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment.
STRIPPED GOVERNMENT SECURITIES. Stripped securities are created by separating the income and principal components of a debt instrument and selling them separately. U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities), are created when the coupon payments and the principal payment are stripped from an outstanding Treasury bond by the Federal Reserve Bank. Bonds issued by the government agencies also may be stripped in this fashion.
Privately stripped government securities are created when a dealer deposits a Treasury security or federal agency security with a custodian for safekeeping and then sells the coupon payments and principal payment that will be generated by this security. Proprietary receipts, such as Certificates of Accrual on Treasury Securities (CATS), Treasury Investment Growth Receipts (TIGRS), and generic Treasury Receipts (TRs), are stripped U.S. Treasury securities that are separated into their component parts through trusts created by their broker sponsors. Bonds issued by the government agencies also may be stripped in this fashion.
Because of the SEC's views on privately stripped government securities, a fund must evaluate them as it would non-government securities pursuant to regulatory guidelines applicable to all money market funds. A fund currently intends to purchase only those privately stripped government securities that have either received the highest rating from two nationally recognized rating services (or one, if only one has rated the security) or, if unrated, have been judged to be of equivalent quality by FMR pursuant to procedures adopted by the Board of Trustees.
VARIABLE AND FLOATING RATE SECURITIES provide for periodic adjustments of the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate. Some variable or floating rate securities have put features.
ZERO COUPON BONDS do not make regular interest payments. Instead, they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change. In calculating its daily dividend, a fund takes into account as income a portion of the difference between a zero coupon bond's purchase price and its face value.
PORTFOLIO TRANSACTIONS
All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by FMR pursuant to authority contained in the management contract. FMR has granted investment management authority to the sub-adviser (see the section entitled "Management Contracts"), and the sub-adviser is authorized to place orders for the purchase and sale of portfolio securities, and will do so in accordance with the policies described below. FMR is also responsible for the placement of transaction orders for other investment companies and accounts for which it or its affiliates act as investment adviser. Securities purchased and sold by a fund generally will be traded on a net basis (i.e., without commission). In selecting broker-dealers, subject to applicable limitations of the federal securities laws, FMR considers various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any commissions.
The funds may execute portfolio transactions with broker-dealers who provide research and execution services to the funds or other accounts over which FMR or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and performance of accounts; effect securities transactions, and perform functions incidental thereto (such as clearance and settlement). FMR maintains a listing of broker-dealers who provide such services on a regular basis. However, as many transactions on behalf of the funds are placed with broker-dealers (including broker-dealers on the list) without regard to the furnishing of such services, it is not possible to estimate the proportion of such transactions directed to such broker-dealers solely because such services were provided. The selection of such broker-dealers generally is made by FMR (to the extent possible consistent with execution considerations) based upon the quality of research and execution services provided.
The receipt of research from broker-dealers that execute transactions on behalf of the funds may be useful to FMR in rendering investment management services to the funds or its other clients, and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other FMR clients may be useful to FMR in carrying out its obligations to the funds. The receipt of such research has not reduced FMR's normal independent research activities; however, it enables FMR to avoid the additional expenses that could be incurred if FMR tried to develop comparable information through its own efforts.
Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause the funds to pay such higher commissions, FMR must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers, viewed in terms of a particular transaction or FMR's overall responsibilities to the funds and its other clients. In reaching this determination, FMR will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services.
FMR is authorized to use research services provided by and to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the funds or shares of other Fidelity funds to the extent permitted by law. FMR may use research services provided by and place agency transactions with FBSI and Fidelity Brokerage Services (FBS), subsidiaries of FMR Corp., if the commissions are fair, reasonable, and comparable to commissions charged by nonaffiliated, qualified brokerage firms for similar services. From September 1992 through December 1994, FBS operated under the name Fidelity Brokerage Services Limited, Inc. (FBSL). As of January 1995, FBSL was converted to an unlimited liability company and assumed the name FBS. Prior to September 4, 1992, FBSL operated under the name Fidelity Portfolio Services, Ltd. (FPSL) as a wholly owned subsidiary of Fidelity International Limited (FIL). Edward C. Johnson 3d is Chairman of FIL. Mr. Johnson 3d, Johnson family members, and various trusts for the benefit of the Johnson family own, directly or indirectly, more than 25% of the voting common stock of FIL.
Section 11(a) of the Securities Exchange Act of 1934 prohibits members of national securities exchanges from executing exchange transactions for accounts which they or their affiliates manage, unless certain requirements are satisfied. Pursuant to such requirements, the Board of Trustees has authorized FBSI to execute fund transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules. Each fund's Trustees periodically review FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the funds and review the commissions paid by each fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.
For fiscal    years ended March 31,     1995, 1994, and 1993    (August 31,
1995, 1994, and 1993 for Rated Money Market),     the funds paid no
brokerage commissions. During fiscal    year ended March 31,     1995
(August 31, 1995 for Rated Money Market),     the funds paid no fees to
brokerage firms that provided research.
From time to time, the Trustees will review whether the recapture for the benefit of the funds of some portion of the brokerage commissions or similar fees paid by the funds on portfolio transactions is legally permissible and advisable. Each fund seeks to recapture soliciting
broker-dealer fees on the tender of    portfolio     securities, but at
present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for each fund to seek such recapture.
Although the Trustees and officers of each fund are substantially the same as those of other funds managed by FMR, investment decisions for each fund are made independently from those of other funds managed by FMR or accounts managed by FMR affiliates. It sometimes happens that the same security is held in the portfolio of more than one of these funds or accounts. Simultaneous transactions are inevitable when several funds and accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or account.
When two or more funds are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each fund. In some cases this system could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to each fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.
VALUATION
Fidelity Service Company (FSC) normally determines a fund's net asset value
per share (NAV) at 12:00 p.m. Eastern time for Tax-Exempt    and
    Treasury Only   ;     3:00 p.m. Eastern time for Government, Domestic,
and Money Market; 3:00 p.m. and 4:00 p.m.    Eastern time     for Rated
Money Market; and 3:00 p.m. and 5:00 p.m. Eastern time for Treasury. The valuation of portfolio securities is determined as of these times for the purpose of computing each fund's NAV.
Portfolio securities and other assets are valued on the basis of amortized cost. This technique involves initially valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument may be higher or lower than the price a fund would receive if it sold the instrument.
During periods of declining interest rates, a fund's yield based on amortized cost valuation may be higher than would result if the fund used market valuations to determine its NAV. The converse would apply during periods of rising interest rates.
Valuing each fund's instruments on the basis of amortized cost and use of the term "money market fund" are permitted pursuant to Rule 2a-7 under the 1940 Act. Each fund must adhere to certain conditions under Rule 2a-7, as summarized in the section entitled "Quality and Maturity" on page .
The Board of Trustees oversees FMR's adherence to the provisions of Rule 2a-7 and has established procedures designed to stabilize each fund's NAV at $1.00. At such intervals as they deem appropriate, the Trustees consider the extent to which NAV calculated by using market valuations would deviate from $1.00 per share. If the Trustees believe that a deviation from a fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate.
PERFORMANCE
The funds may quote performance in various ways. All performance information supplied by the funds in advertising is historical and is not intended to indicate future returns. Yield and total return fluctuate in response to market conditions and other factors.
YIELD CALCULATIONS. To compute a    class's     yield for a period, the net
change in value of a hypothetical account containing one share reflects the value of additional shares purchased with dividends from the one original share and dividends declared on both the original share and any additional shares. The net change is then divided by the value of the account at the beginning of the period to obtain a base period return. This base period return is annualized to obtain a current annualized yield. An effective yield may also be calculated by compounding the base period return over a one-year period. In addition to the current yield, the funds may quote yields in advertising based on any historical seven-day period. Yields for
   each class of     the funds are calculated on the same basis as other
money market funds, as required by applicable regulations.
Yield information may be useful in reviewing a class's performance and in providing a basis for comparison with other investment alternatives. However, each class's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.
Investors should recognize that in periods of declining interest rates a class's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates a class's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the fund's holdings, thereby reducing a class's current yield. In periods of rising interest rates, the opposite can be expected to occur.
A class's tax-equivalent yield is the rate an investor would have to earn from a fully taxable investment before taxes to equal the class's tax-free yield. Tax-equivalent yields are calculated by dividing a class's yield by the result of one minus a stated federal or combined federal and state tax rate. If only a portion of a class's yield is tax-exempt, only that portion is adjusted in the calculation.
The following table shows the effect of a shareholder's tax status on
effective yield under federal income tax laws for 19   95    . It shows the
approximate yield a taxable security must provide at various income brackets to produce after-tax yields equivalent to those of hypothetical
tax-exempt obligations yielding from    2.00    % to    8.00    %. Of
course, no assurance can be given that a class will achieve any specific tax-exempt yield. While Tax-Exempt invests principally in obligations whose interest is exempt from federal income tax, other income received by the fund may be taxable.

19   95     TAX RATES AND TAX-EQUIVALENT YIELDS



Taxable Income*         Federal   If individual tax-exempt yield is:
                        Income



            Tax      2.00    %      3.00    %      4.00    %      5.00    %      6.0    %      7.00    %      8.00    %



Single Return   Joint Return   Bracket**   Then taxable equivalent yield is:





   $ 23,351-    $ 36,001   -     28.0 %    2.78 %    4.17 %    5.56 %    6.94 %    8.33 %    9.72 %     11.11 %
$ 56,500        $ 94,250

$ 56,501   -    $ 94,251   -     31.0 %    2.90 %    4.35 %    5.80 %    7.25 %    8.70 %    10.14 %    11.59 %
$ 117,950       $ 143,600

$ 117,951  -    $ 143,601  -     36.0 %    3.13 %   4.69%      6.25 %    7.81 %    9.38 %    10.94 %    12.50 %
$ 256,500       $ 256,500

$ 256,501 -     $ 256,501 -      39.6 %    3.31 %    4.97 %    6.62 %    8.28 %    9.93 %    11.59 %    13.25 %


* Net amount subject to federal income tax after deductions and exemptions. Assumes ordinary income only.
** Excludes the impact of the phaseout of personal exemptions, limitations on itemized deductions, and other credits, exclusions, and adjustments which may increase a taxpayer's marginal tax rate. An increase in a shareholder's marginal tax rate would increase that shareholder's tax-equivalent yield.
Tax-Exempt may invest a portion of its assets in obligations that are subject to state or federal income taxes. When the fund invests in these obligations, its tax-equivalent yield will be lower. In the table above, the tax-equivalent yields are calculated assuming investments are 100% federally and state tax-free.
TOTAL RETURN CALCULATIONS. Total returns quoted in advertising reflect all aspects of a class's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the class's NAV over a stated period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return
that would equal 100% growth on a compounded basis in ten years.    Average
annual total returns covering periods of less than one year are calculated by determining a class's total return for the period, extending that return for a full year (assuming that return remains constant over the year), and
quoting the result as an annual return.     While average annual total
returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of a class.
In addition to average annual total returns, a class may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.
HISTORICAL RESULTS. The following table shows 7-day yields, tax-equivalent yields, and total returns for Class II of each fund for the period ended
   March 31    , 1995    (August 31, 1995 for Rated Money Market). Initial
offering of the Class II shares of each of the funds took place on November 1, 1995. Class II shares have a 0.15% 12b-1 fee which is not reflected in figures prior to this date. Prior date figures are those of Class I, the original class of the funds, which does not have a 12b-1 fee. Class II figures would have been lower had 12b-1 fees been reflected.
Tax-Exempt's Class II tax-equivalent yield is based on a 36% federal income tax rate.
                  Average Annual Total Returns   Cumulative Total Returns


      Seven-Day   Tax          One    Five    Life of    One    Five    Life of
      Yield       Equivalent   Year   Years   Fund*/Te   Year   Years   Fund*/Te
                  Yield                       n Years                   n Years







    Rated Money Market -       5.46%     N/A        5.53%      4.60%      6.11%      5.53%      25.20%      80.99%
 Class II

 Treasury - Class II           5.98%     N/A        4.78%      4.90%      6.03%      4.78%      27.03%      61.24%

 Government - Class II         6.01%     N/A        4.86%      4.99%      6.32%      4.86%      27.60%      81.07%

 Domestic - Class II           6.06%     N/A        4.97%      5.03%      5.31%      4.97%      27.81%      32.32%

 Money Market - Class II       6.07%     N/A        4.99%      5.09%      6.43%      4.99%      28.15%      83.60%

 Treasury Only - Class II      5.80%     N/A        4.65%     N/A         4.45%      4.65%     N/A          21.65%

 Tax-Exempt - Class II         3.94%     6.16%      3.18%      3.65%      4.41%      3.18%      19.61%      51.86%


   * Life of Fund figures are from commencement of operations of each fund, except Rated Money Market which reports a Ten Years figure. Commencement of operations for each fund, other than Rated Money Market, are as follows:
Treasury - February 2, 1987; Government - July 25, 1985; Domestic - November 3, 1989; Money Market - July 5, 1985; Treasury Only - October 3, 1990; and Tax-Exempt - July 25, 1985.
Note: If FMR had not reimbursed certain fund expenses during these periods, the total returns would have been lower and the yields for Class II of each fund would have been:
Fund                               Yield          Tax-Equivalent

                                                  Yield

Rated Money Market - Class II      N/A            N/A

Treasury - Class II                5.91%          N/A

Government - Class II              5.95%          N/A

Domestic - Class II                5.97%          N/A

Money Market - Class II            6.01%          N/A

Treasury Only - Class II           5.58%          N/A

Tax-Exempt - Class II              3.86%          6.03    %

The following tables show the income and capital elements of each fund's Class II cumulative total return. The tables compare each fund's Class II return to the record of the Standard & Poor's Composite Index of 500 Stocks (S&P 500), the Dow Jones Industrial Average (DJIA), and the cost of living (measured by the Consumer Price Index, or CPI) over the same period. The CPI information is as of the month end closest to the initial investment date for each fund. The S&P 500 and DJIA comparisons are provided to show how each class's total return compared to the record of a broad average of common stocks and a narrower set of stocks of major industrial companies, respectively, over the same period. Of course, since each fund invests in short-term fixed-income securities, common stocks represent a different type of investment from the fund. Common stocks generally offer greater growth potential than the funds, but generally experience greater price volatility, which means greater potential for loss. In addition, common stocks generally provide lower income than fixed-income investments, such as the funds. Figures for the S&P 500 and DJIA are based on the prices of unmanaged groups of stocks and, unlike the funds' returns, do not include the effect of paying brokerage commissions or other costs of investing.
   CLASS II CHARTS. The figures for Class II shares of the funds reflect the performance for Class I shares from each fund's commencement of operations. Class I shares are sold without 12b-1 fees. The figures would have been lower if Class II's 12b-1 fee had been included.
RATED MONEY MARKET
HISTORICAL FUND RESULTS
During the ten year period ended    August     31, 1995, a hypothetical
$10,000 investment in Class II of Rated Money Market would have grown to $
   18,099    , assuming all distributions were reinvested. This was a
period of fluctuating interest rates and the figures below should not be considered representative of the dividend income or capital gain or loss that could be realized from an investment in Class II of the fund today.



                                                                                INDICES

Period
Ended         Value of     Value of             Value of        Total            S&P 500          DJIA             Cost of
              Initial      Reinvested          Reinvested      Value                                              Living
              $10,000         Dividend          Capital Gain
              Investment   Distributions        Distributions







   8/31/86    10,000           742                  0               10,742           13,914           14,773           10,157

   8/31/87    10,000           1,408                0               11,408           18,718           21,377           10,593

   8/31/88    10,000           2,217                0               12,217           15,389           16,894           11,019

   8/31/89    10,000           3,335                0               13,335           21,428           23,615           11,537

   8/31/90    10,000           4,456                0               14,456           20,358           23,431           12,185

   8/31/91    10,000           5,450                0               15,450           25,836           28,277           12,648

   8/31/92*   10,000           6,123                0               16,123           27,885           31,172           13,046

   8/31/93    10,000           6,596                0               16,596           32,132           35,985           13,407

   8/31/94    10,000           7,151                0               17,151           33,890           39,634           13,796

   8/31/95    10,000           8,099                0               18,099           41,158           47,913           14,157


   * The fiscal year end of the fund changed from October 31 to August 31 in July 1992.
Explanatory Notes: With an initial investment of $10,000 made on    August
31, 1985    , the net amount invested in Class II shares of the fund was
$10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends for the period covered (their cash
value at the time they were reinvested), amounted to $   18,099    . If
distributions had not been reinvested, the amount of distributions earned from Class II shares of the fund over time would have been smaller, and cash payments (dividends) for the period would have amounted to
$   5,949    . The fund did not distribute any capital gains during the period. Tax consequences of different investments have not been factored into the above figures.
TREASURY
HISTORICAL FUND RESULTS
During the period from February 2, 1987 (commencement of operations) to March 31, 1995, a hypothetical $10,000 investment in Class II of Treasury
would have grown to $   16,124    , assuming all distributions were
reinvested. This was a period of fluctuating interest rates and the figures below should not be considered representative of the dividend income or capital gain or loss that could be realized from an investment in Class II of the fund today.



                                                                             INDICES

Period
Ended       Value of   Value of             Value of        Total             S&P 500           DJIA              Cost of
3/31        Initial    Reinvested          Reinvested      Value                                                 Living
            $10,000       Dividend          Capital Gain
            Investment Distributions        Distributions







   1987*    $ 10,000   $ 93                 $ 0             $ 10,093          $ 10,694          $ 10,731          $ 10,081

   1988      10,000     759                  0               10,759            9,804             9,560             10,477

   1989      10,000     1,632                0               11,632            11,583            11,432            10,998

   1990      10,000     2,693                0               12,693            13,816            14,014            11,574

   1991      10,000     3,692                0               13,692            15,805            15,668            12,140

   1992      10,000     4,433                0               14,433            17,552            17,950            12,527

   1993      10,000     4,932                0               14,932            20,229            19,633            12,914

   1994      10,000     5,389                0               15,389            20,528            21,366            13,237

   1995      10,000     6,124                0               16,124            23,722            25,101            13,615


*  From February 2, 1987 (commencement of operations).
Explanatory Notes: With an initial investment of $10,000 made on February 2, 1987, the net amount invested in Class II shares of the fund was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends for the period covered (their cash
value at the time they were reinvested), amounted to $   16,124    . If
distributions had not been reinvested, the amount of distributions earned from Class II shares of the fund over time would have been smaller, and cash payments (dividends) for the period would have amounted to
$   4,790    . The fund did not distribute any capital gains during the period. Tax consequences of different investments have not been factored into the above figures.
GOVERNMENT
HISTORICAL FUND RESULTS
During the period from July 25, 1985 (commencement of operations) through March 31, 1995, a hypothetical investment of $10,000 in Class II of
Government would have grown to $   18,107    , assuming all distributions
were reinvested. This was a period of fluctuating interest rates and the figures below should not be considered representative of the dividend income or capital gain or loss that could be realized from an investment in Class II of the fund today.



                                                                             INDICES

Period
Ended       Value of   Value of             Value of        Total             S&P 500           DJIA              Cost of
3/31        Initial    Reinvested          Reinvested      Value                                                 Living**
            $10,000       Dividend          Capital Gain
            Investment Distributions        Distributions







   1986*    $ 10,000   $ 547                $ 0             $ 10,547          $ 12,812          $ 13,855          $ 10,093

   1987      10,000     1,233                0               11,233            16,170            18,170            10,399

   1988      10,000     2,017                0               12,017            14,824            16,188            10,807

   1989      10,000     3,001                0               13,001            17,514            19,358            11,345

   1990      10,000     4,191                0               14,191            20,890            23,729            11,939

   1991      10,000     5,318                0               15,318            23,897            26,530            12,523

   1992      10,000     6,167                0               16,167            26,540            30,395            12,922

   1993      10,000     6,743                0               16,743            30,588            33,245            13,321

   1994      10,000     7,267                0               17,267            31,039            36,179            13,655

   1995      10,000     8,107                0               18,107            35,869            42,502            14,045


*  From July 25, 1985 (commencement of operations).
** From month end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 made on July 25, 1985, the net amount invested in Class II shares of the fund was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends for the period covered (their cash value at
the time they were reinvested), amounted to $   18,107    . If
distributions had not been reinvested, the amount of distributions earned
from Class I   I     shares of the fund over time would have been smaller,
and cash payments (dividends) for the period would have amounted to
$   5,954    . The fund did not distribute any capital gains during the period. Tax consequences of different investments have not been factored into the above figures.
DOMESTIC
HISTORICAL FUND RESULTS
During the period from November 3, 1989 (commencement of operations) to March 31, 1995, a hypothetical $10,000 investment in Class II of Domestic
would have grown to $   13,232    , assuming all distributions were
reinvested. This was a period of fluctuating interest rates and the figures below should not be considered representative of the dividend income or capital gain or loss that could be realized from an investment in Class II of the fund today.



                                                                             INDICES

Period
Ended       Value of   Value of             Value of        Total             S&P 500           DJIA              Cost of
3/31        Initial    Reinvested          Reinvested      Value                                                 Living
            $10,000       Dividend          Capital Gain
            Investment Distributions        Distributions







   1990*    $ 10,000   $ 352                $ 0             $ 10,352          $ 10,189          $ 10,451          $ 10,247

   1991      10,000     1,192                0               11,192            11,655            11,685            10,748

   1992      10,000     1,808                0               11,808            12,944            13,387            11,091

   1993      10,000     2,222                0               12,222            14,919            14,642            11,433

   1994      10,000     2,605                0               12,605            15,139            15,935            11,720

   1995      10,000     3,232                0               13,232            17,494            18,720            12,054


*  From November 3, 1989 (commencement of operations).
Explanatory Notes: With an initial investment of $10,000 made on November 3, 1989, the net amount invested in Class II shares of the fund was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends for the period covered (their cash
value at the time they were reinvested), amounted to $   13,232    . If
distributions had not been reinvested, the amount of distributions earned from Class II shares of the fund over time would have been smaller, and
cash payments (dividends) for the period would have amoun   t    ed to
$   2,807    . The fund did not distribute any capital gains during the period. Tax consequences of different investments have not been factored into the above figures.
MONEY MARKET
HISTORICAL FUND RESULTS
During the period from July 5, 1985 (commencement of operations) to March 31, 1995, a hypothetical $10,000 investment in Class II of Money Market
would have grown to $   18,360    , assuming all distributions were
reinvested. This was a period of fluctuating interest rates and the figures below should not be considered representative of the dividend income or capital gain or loss that could be realized from an investment in Class II of the fund today.



                                                                            INDICES

Period
Ended       Value of   Value of             Value of        Total             S&P 500           DJIA              Cost of
3/31        Initial     Reinvested          Reinvested      Value                                                 Living
            $10,000       Dividend          Capital Gain
            Investment Distributions        Distributions







   1986*    $ 10,000   $ 601                $ 0             $ 10,601          $ 12,848          $ 14,126          $ 10,112

   1987      10,000     1,297                0               11,297            16,217            18,525            10,418

   1988      10,000     2,103                0               12,103            14,867            16,504            10,827

   1989      10,000     3,113                0               13,113            17,564            19,736            11,366

   1990      10,000     4,327                0               14,327            20,950            24,192            11,961

   1991      10,000     5,492                0               15,492            23,965            27,048            12,546

   1992      10,000     6,358                0               16,358            26,615            30,988            12,946

   1993      10,000     6,945                0               16,945            30,675            33,894            13,346

   1994      10,000     7,486                0               17,486            31,128            36,885            13,680

   1995      10,000     8,360                0               18,360            35,971            43,332            14,071


*  From July 5, 1985 (commencement of operations).
Explanatory Notes: With an initial investment of $10,000 made on July 5, 1985, the net amount invested in Class II shares of the fund was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends for the period covered (their cash value at
the time they were reinvested), amounted to $   18,360    . If
distributions had not been reinvested, the amount of distributions earned from Class II shares of the fund over time would have been smaller, and cash payments (dividends) for the period would have amounted to
$   6,093    . The fund did not distribute any capital gains during the period. Tax consequences of different investments have not been factored into the above figures.
TREASURY ONLY
HISTORICAL FUND RESULTS
During the period from October 3, 1990 (commencement of operations) to March 31, 1995, a hypothetical $10,000 investment in Class II of Treasury
Only would have grown to $   12,165    , assuming all distributions were
reinvested. This was a period of fluctuating interest rates and the figures below should not be considered representative of the dividend income or capital gain or loss that could be realized from an investment in Class II of the fund today.



                                                                            INDICES

Period
Ended       Value of   Value of             Value of        Total             S&P 500           DJIA              Cost of
   3    /31 Initial    Reinvested          Reinvested      Value                                                 Living
            $10,000       Dividend          Capital Gain
            Investment Distributions        Distributions







   1991*    $ 10,000   $ 353                $ 0             $ 10,353          $ 12,114          $ 11,848          $ 10,173

   1992      10,000     913                  0               10,913            13,454            13,573            10,497

   1993      10,000     1,285                0               11,285            15,506            14,846            10,821

   1994      10,000     1,624                0               11,624            15,735            16,157            11,093

   1995+     10,000     2,165                0               12,165            18,183            18,980            11,409


*  From October 3, 1990 (commencement of operations).
+ The fiscal year end of the fund changed from July 31 to March 31 in February 1995.
Explanatory Notes: With an initial investment of $10,000 made on October 3, 1990, the net amount invested in Class II shares of the fund was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends for the period covered (their cash value at
the time they were reinvested) amounted to $   12,165    . If distributions
had not been reinvested, the amount of distributions earned from Class II shares of the fund over time would have been smaller, and cash payments
(dividends) for the period would have amounted to $   1,963    . The fund
did not distribute any capital gains during the period. Tax consequences of different investments have not been factored into the above figures. TAX-EXEMPT
HISTORICAL FUND RESULTS
During the period from July 25, 1985 (commencement of operations) to March 31, 1995, a hypothetical $10,000 investment in Class II of Tax-Exempt would
have grown to $   15,186    , assuming all distributions were reinvested.
This was a period of fluctuating interest rates and the figures below should not be considered representative of the dividend income or capital gain or loss that could be realized from an investment in Class II of the fund today.



                                                                              INDICES

Period
Ended       Value of   Value of             Value of        Total             S&P 500           DJIA              Cost of
   3    /31 Initial    Reinvested          Reinvested      Value                                                 Living**
            $10,000       Dividend          Capital Gain
            Investment Distributions        Distributions







   1986*    $ 10,000   $ 368                $ 0             $ 10,368          $ 12,812          $ 13,855          $ 10,093

   1987      10,000     814                  0               10,814            16,170            18,170            10,399

   1988      10,000     1,323                0               11,323            14,824            16,188            10,807

   1989      10,000     1,958                0               11,958            17,514            19,358            11,345

   1990      10,000     2,697                0               12,697            20,890            23,729            11,939

   1991      10,000     3,411                0               13,411            23,897            26,530            12,523

   1992      10,000     3,973                0               13,973            26,540            30,395            12,922

   1993      10,000     4,369                0               14,369            30,588            33,245            13,321

   1994      10,000     4,718                0               14,718            31,039            36,179            13,655

   1995+     10,000     5,186                0               15,186            35,869            42,502            14,045


*  From July 25, 1985 (commencement of operations)
** From month end closest to initial investment date.
+ The fiscal year end of the fund changed from May 31 to March 31 in February 1995.
Explanatory Notes: With an initial investment of $10,000 made on July 25, 1985, the net amount invested in Class II shares of the fund was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends for the period covered (their cash value at
the time they were reinvested), amounted to $   15,186    . If
distributions had not been reinvested, the amount of distributions earned from Class II shares of the fund over time would have been smaller, and cash payments (dividends) for the period would have amounted to
$   4,186    . The fund did not distribute any capital gains during the period. Tax consequences of different investments have not been factored into the above figures.
PERFORMANCE COMPARISONS. A fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. Lipper may also rank funds based on yield. In addition to the mutual fund rankings, a fund's performance may be compared to stock, bond, and money market mutual fund performance indices prepared by Lipper or other organizations. When comparing these indices, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns available from stock mutual funds.
From time to time, a fund's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds to one another in appropriate categories over specific periods of time may also be quoted in advertising. A fund may be compared in advertising to Certificates of Deposit (CDs) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, a fund may offer greater liquidity or higher potential returns than CDs, a fund does not guarantee your principal or your return, and fund shares are not FDIC insured.
Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.
Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.
Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.
A fund may compare its performance or the performance of securities in which it may invest to averages published by IBC USA (Publications), Inc. of Ashland, Massachusetts. These averages assume reinvestment of distributions. The IBC/Donoghue's MONEY FUND AVERAGES(trademark)/Government, which is reported in the MONEY FUND REPORT(trademark), covers over 229 money market funds; IBC/Donoghue's MONEY FUND AVERAGES(trademark)/All Taxable, which is reported in the MONEY FUND REPORT(trademark), covers over 749 money market funds; IBC/Donoghue's MONEY FUND AVERAGES(trademark)/All Tax-Free, which is reported in the MONEY FUND REPORT(trademark), covers over 387 money market funds.
In advertising materials, Fidelity may reference or discuss its products and services, which may include: other Fidelity funds; retirement investing; brokerage products and services; model portfolios or allocations; saving for college or other goals; charitable giving; and the Fidelity credit card. In addition, Fidelity may quote or reprint financial or business publications and periodicals as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and Fidelity services and products. Fidelity may also reprint, and use as advertising and sales literature, articles from Fidelity Focus, a quarterly magazine provided free of charge to Fidelity fund shareholders.
A fund may present its fund number, Quotron(trademark) number, and CUSIP number, and discuss or quote its current portfolio manager.
As of August 31, 1995, FMR advised over $26.5 billion in tax-free fund assets, $79 billion in money market fund assets, $218 billion in equity fund assets, $56 billion in international fund assets, and $23 billion in Spartan fund assets. The funds may reference the growth and variety of money market mutual funds and the adviser's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.
In addition to performance rankings, each    class of a     fund may
compare its total expense ratio to the average total expense ratio of
similar funds tracked by Lipper. A    class's     total expense ratio is a
significant factor in comparing bond and money market investments because of its effect on yield.
ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION
If the Trustees determine that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing a class's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences. Pursuant to Rule 11a-3 under the 1940 Act, each fund is required to give shareholders at least 60 days' notice prior to terminating or modifying its exchange privilege. Under the Rule, the 60-day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee, or deferred sales charge ordinarily payable at the time of an exchange, or (ii) a fund suspends the redemption of the shares to be exchanged as permitted under the 1940 Act or the rules and regulations thereunder, or a fund to be acquired suspends the sale of its shares because it is unable to invest amounts effectively in accordance with its investment objective and policies.
In the prospectus, each fund has notified shareholders that it reserves the right at any time, without prior notice, to refuse exchange purchases by any person or group if, in FMR's judgment, a fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
DISTRIBUTIONS AND TAXES
DIVIDENDS. Because each fund's income is primarily derived from interest, dividends from the fund generally will not qualify for the dividends-received deduction available to corporate shareholders. Short-term capital gains are distributed as dividend income, but do not qualify for the dividends received deduction. A portion of each fund's dividends derived from certain U.S. government obligations may be exempt from state and local taxation.
To the extent that each fund's income is designated as federally tax-exempt interest, the daily dividends declared by the fund are also federally tax-exempt. Short-term capital gains are distributed as dividend income, but do not qualify for the dividends-received deduction. These gains will be taxed as ordinary income.
Each fund will send each shareholder a notice in January describing the tax status of dividend and capital gain distributions (if any) for the prior year.
Shareholders are required to report tax-exempt income on their federal tax returns. Shareholders who earn other income, such as social security benefits, may be subject to federal income tax on up to 85% of such benefits to the extent that their income, including tax-exempt income, exceeds certain base amounts.
Tax-Exempt purchases municipal securities that are free from federal income tax based on opinions of counsel regarding their tax status. These opinions generally will be based on covenants by the issuers or other parties regarding continuing compliance with federal tax requirements. If at any time the covenants are not complied with, distribution to shareholders of interest on a security could become federally taxable retroactive to the date a security was issued. For certain types of structured securities, opinions of counsel may also be based on the effect of the structure on the federal tax treatment of the income.
As a result of the Tax Reform Act of 1986, interest on certain "private activity" securities is subject to the federal alternative minimum tax
(AMT), although the interest continues to be excludable from gross income for other tax purposes. Interest from private activity securities will be considered tax-exempt for purposes of Tax-Exempt's policy on investing so that at least 80% of its income is free from federal income tax. Interest from private activity securities is a tax preference item for the purposes of determining whether a taxpayer is subject to the AMT and the the amount of AMT to be paid, if any. Private activity securities issued after August 7, 1986 to benefit a private or industrial user or to finance a private facility are affected by this rule.
A portion of the gain on bonds purchased with market discount after April 30, 1993 and short-term capital gains distributed by the fund are taxable to shareholders as dividends, not as capital gains. Dividend distributions resulting from a recharacterization of gain from the sale of bonds purchased with market discount after April 30, 1993 are not considered income for the purposes of Tax-Exempt's policy of investing so that at least 80% of its income is free from federal income tax. Tax-Exempt may distribute any net realized short-term capital gains and taxable market discounts once a year or more often, as necessary, to maintain its net asset value at $1.00 per share.
It is the current position of the staff of the SEC that a fund that uses the term "tax-exempt" in its name may not derive more than 20% of its income from municipal obligations that pay interest that is a preference item for purposes of the AMT. According to this position, at least 80% of Tax-Exempt's income would have to be exempt from the AMT as well as from federal income taxes.
Corporate investors should note that a tax preference item for the purposes of the corporate AMT is 75% of the amount by which adjusted current earnings (which includes tax-exempt interest) exceeds the alternative minimum taxable income of the corporation. If a shareholder receives an exempt-interest dividend and sells shares at a loss after holding them for a period of six months or less, the loss will be disallowed to the extent of the amount of the exempt-interest dividend.
   CAPITAL GAIN DISTRIBUTIONS. Each fund may distribute any net realized short-term capital gains once a year or more often as necessary, to maintain its net asset value at $1.00 per share. Treasury, Government, Domestic, Money Market, Treasury Only, and Rated Money Market do not anticipate earning long-term capital gains on securities held by each fund. Tax-Exempt does not anticipate distributing long-term capital gains.
As of fiscal year ended March 31, 1995, Treasury had capital loss carryforwards aggregating approximately $1,198,000. The loss carryforward for Treasury, of which $82,000, $109,000, $142,000, $1,000, $330,000, and
$534,000 will expire on March 31, 1996, 1997, 1999, 2001, 2002 and 2003, respectively, is available to offset future capital gains.
As of fiscal year ended March 31, 1995, Government had capital loss carryforwards aggregating approximately $1,104,600. The loss carryforward for Government, of which $19,400, $200, $53,000, $271,000, and $761,000 will expire on March 31, 1996, 1997, 2001, 2002, and 2003, respectively, is available to offset future capital gains.
As of fiscal year ended March 31, 1995, Domestic had capital loss carryforwards aggregating approximately $98,000. The loss carry forward for Domestic, of which $49,000 and $49,000 will expire on March 31, 2001 and 2003, respectively, is available to offset future capital gains.
As of fiscal year ended March 31, 1995, Money Market had capital loss carryforwards aggregating approximately $1,781,000. The loss carryforward for Money Market, of which $336,000, $898,000 and $547,000 will expire on March 31, 2001, 2002, and 2003, respectively, is available to offset future capital gains.
As of fiscal year ended March 31, 1995, Treasury Only had capital loss carryforwards aggregating approximately $184,000. The loss carryforward for Treasury Only, of which $22,000 and $162,000 will expire on March 31, 2001 and 2002, respectively, is available to offset future capital gains.
As of fiscal year ended March 31, 1995, Tax-Exempt, had capital loss carryforwards aggregating approximately $528,000. The loss carryforward for Tax-Exempt, which will expire on March 31, 1996, is available to offset future capital gains.
As of fiscal year ended August 31, 1995, Rated Money Market had capital loss carryforwards aggregating approximately $74,000. The loss carryforward for Rated Money Market, of which $40,000, $32,000, and $2,000 will expire on August 31, 1996, 1997, and 1998, respectively, is available to offset future capital gains.
STATE AND LOCAL TAX ISSUES. For mutual funds organized as business trusts, state law provides for a pass-through of the state and local income tax exemption afforded to direct owners of U.S. Government securities. Some states limit this to mutual funds that invest a certain amount in U.S. Government securities, and some types of securities, such as repurchase agreements and some agency backed securities, may not qualify for this benefit. The tax treatment of your dividend distributions from a fund will be the same as if you directly owned your proportionate share of the U.S. Government securities in the fund's portfolio. Because the income earned on most U.S. Government securities in which a fund invests is exempt from state and local income taxes, the portion of your dividends from the fund attributable to these securities will also be free from income taxes. The exemption from state and local income taxation does not preclude states from assessing other taxes on the ownership of U.S. Government securities. In a number of states, corporate franchise (income) tax laws do not exempt interest earned on U.S. Government securities whether such securities are held directly or through a fund.
FOREIGN TAXES. Foreign governments may withhold taxes on dividends and interest paid with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. If, at the close of its fiscal year, more than 50% of a fund's total assets are invested in securities of foreign issuers, the fund may elect to pass through foreign taxes paid and thereby allow shareholders to take a credit or deduction on their individual tax returns.
TAX STATUS OF THE FUNDS. Each fund intends to qualify each year as a "regulated investment company" for tax purposes so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis.
Each fund is treated as a separate entity from the other funds of each Trust for tax purposes.
OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting each fund and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable to their particular tax situation. FMR
All of the stock of FMR is owned by FMR Corp., its parent company organized in 1972. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.
At present, the principal operating activities of FMR Corp. are those conducted by three of its divisions as follows: FSC, which is the transfer and shareholder servicing agent for certain of the funds advised by FMR; FIIOC, which performs shareholder servicing functions for institutional customers and funds sold through intermediaries; and Fidelity Investments Retail Marketing Company, which provides marketing services to various companies within the Fidelity organization.
Fidelity investment personnel may invest in securities for their own account pursuant to a code of ethics that sets forth all employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by Fidelity funds and on short-term trading have been adopted.
TRUSTEES AND OFFICERS
The Trustees and executive officers of the trusts are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers elected or appointed to the trusts prior to the funds' conversion from series of
a     Massachusetts business trust served in identical capacities. All persons named as Trustees also serve in similar capacities for other funds advised by FMR. The business address of each Trustee and officer who is an "interested person" (as defined in the 1940 Act) is 82 Devonshire Street, Boston, Massachusetts 02109, which is also the address of FMR. The business address of all the other Trustees is Fidelity Investments, P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with either the trust or FMR are indicated by an asterisk (*).
*EDWARD C. JOHNSON 3d (64), Trustee and President, is Chairman, Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of FMR Texas Inc., Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc.
*J. GARY BURKHEAD (53), Trustee and Senior Vice President, is President of FMR; and President and a Director of FMR Texas Inc., Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc. RALPH F. COX (62), Trustee (1991), is a consultant to Western Mining Corporation (1994). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production, 1990). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of Sanifill Corporation (non-hazardous waste, 1993) and CH2M Hill Companies (engineering). In addition, he served on the Board of Directors of the Norton Company (manufacturer of industrial devices, 1983-1990) and continues to serve on the Board of Directors of the Texas State Chamber of Commerce, and is a member of advisory boards of Texas A&M University and the University of Texas at Austin.
PHYLLIS BURKE DAVIS (63), Trustee (1992). Prior to her retirement in September 1991, Mrs. Davis was the Senior Vice President of Corporate Affairs of Avon Products, Inc. She is currently a Director of BellSouth Corporation (telecommunications), Eaton Corporation (manufacturing, 1991), and the TJX Companies, Inc. (retail stores, 1990), and previously served as a Director of Hallmark Cards, Inc. (1985-1991) and Nabisco Brands, Inc. In addition, she is a member of the President's Advisory Council of The University of Vermont School of Business Administration.
RICHARD J. FLYNN (71), Trustee, is a financial consultant. Prior to September 1986, Mr. Flynn was Vice Chairman and a Director of the Norton Company (manufacturer of industrial devices). He is currently a Trustee of College of the Holy Cross and Old Sturbridge Village, Inc., and he previously served as a Director of Mechanics Bank (1971-1995).
E. BRADLEY JONES (67), Trustee (1990). Prior to his retirement in 1984, Mr. Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (original equipment and replacement products), Cleveland-Cliffs Inc (mining), Consolidated Rail Corporation, Birmingham Steel Corporation, and RPM, Inc. (manufacturer of chemical products, 1990), and he previously served as a Director of NACCO Industries, Inc. (mining and marketing, 1985-1995) and Hyster-Yale Materials Handling, Inc. (1985-1995). In addition, he serves as a Trustee of First Union Real Estate Investments, a Trustee and member of the Executive Committee of the Cleveland Clinic Foundation, a Trustee and member of the Executive Committee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.
DONALD J. KIRK (62), Trustee, is Executive-in-Residence (1995) at Columbia University Graduate School of Business and a financial consultant. From 1987 to January 1995, Mr. Kirk was a Professor at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Mr. Kirk is a Director of General Re Corporation (reinsurance), and he previously served as a Director of Valuation Research Corp. (appraisals and valuations, 1993-1995). In addition, he serves as Vice Chairman of the Board of Directors of the National Arts Stabilization Fund, Vice Chairman of the Board of Trustees of the Greenwich Hospital Association, and as a Member of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995).
*PETER S. LYNCH (52), Trustee (1990) is Vice Chairman and Director of FMR
(1992). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991); Vice President of Fidelity Magellan Fund and FMR Growth Group Leader; and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services (1991-1992). He is a Director of W.R. Grace & Co. (chemicals) and Morrison Knudsen Corporation (engineering and construction). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield (1989) and Society for the Preservation of New England Antiquities, and as an Overseer of the Museum of Fine Arts of Boston (1990).
GERALD C. McDONOUGH (65), Trustee, is Chairman of G.M. Management Group (strategic advisory services). Prior to his retirement in July 1988, he was Chairman and Chief Executive Officer of Leaseway Transportation Corp. (physical distribution services). Mr. McDonough is a Director of ACME-Cleveland Corp. (metal working, telecommunications and electronic products), Brush-Wellman Inc. (metal refining), York International Corp. (air conditioning and refrigeration), Commercial Intertech Corp. (water treatment equipment, 1992), and Associated Estates Realty Corporation (a real estate investment trust, 1993).
EDWARD H. MALONE (70), Trustee. Prior to his retirement in 1985, Mr. Malone was Chairman, General Electric Investment Corporation and a Vice President of General Electric Company. He is a Director of Allegheny Power Systems, Inc. (electric utility), General Re Corporation (reinsurance) and Mattel Inc. (toy manufacturer). In addition, he serves as a Trustee of Corporate Property Investors, the EPS Foundation at Trinity College, the Naples Philharmonic Center for the Arts, and Rensselaer Polytechnic Institute, and he is a member of the Advisory Boards of Butler Capital Corporation Funds and Warburg, Pincus Partnership Funds.
MARVIN L. MANN (61), Trustee (1993) is Chairman of the Board, President, and Chief Executive Officer of Lexmark International, Inc. (office machines, 1991). Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of M.A. Hanna Company (chemicals, 1993) and Infomart (marketing services, 1991), a Trammell Crow Co. In addition, he serves as the Campaign Vice Chairman of the Tri-State United Way (1993) and is a member of the University of Alabama President's Cabinet (1990).
THOMAS R. WILLIAMS (66), Trustee, is President of The Wales Group, Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of BellSouth Corporation (telecommunications), ConAgra, Inc. (agricultural products), Fisher Business Systems, Inc. (computer software), Georgia Power Company (electric utility), Gerber Alley & Associates, Inc. (computer software), National Life Insurance Company of Vermont, American Software, Inc., and AppleSouth, Inc. (restaurants, 1992).
FRED L. HENNING, JR. (55), Vice President, is Vice President of Fidelity's money market (1994) and fixed-income (1995) funds and Senior Vice President of FMR Texas Inc.
LELAND BARRON (36), Vice President (1989), is also Vice President of other funds advised by FMR and an employee of FMR Texas, Inc.
BURNELL STEHMAN (63), Vice President (1992), is also Vice President of other funds advised by FMR and an employee of FMR Texas, Inc.
JOHN TODD (46), Vice President (1992), is also Vice President of other funds advised by FMR and an employee of FMR Texas, Inc.
SCOTT A. ORR (33), Vice President (1992), is also Vice President of other funds advised by FMR and an employee of FMR Texas, Inc.
ARTHUR S. LORING (47), Secretary, is Senior Vice President (1993) and General Counsel of FMR, Vice President-Legal of FMR Corp., and Vice President and Clerk of FDC.
KENNETH A. RATHGEBER (47), Treasurer (1995), is Treasurer of the Fidelity funds and is an employee of FMR (1995). Before joining FMR, Mr. Rathgeber was a Vice President of Goldman Sachs & Co. (1978-1995), where he served in various positions, including Vice President of Proprietary Accounting (1988-1992), Global Co-Controller (1992-1994), and Chief Operations Officer of Goldman Sachs (Asia) LLC (1994-1995)
THOMAS D. MAHER (50), Assistant Vice President (1990), is Assistant Vice President of Fidelity's money market funds and Vice President and Associate General Counsel of FMR Texas Inc. (1990). Prior to 1990, Mr. Maher was an employee of FMR.
JOHN H. COSTELLO (48), Assistant Treasurer, is an employee of FMR.
LEONARD M. RUSH (48), Assistant Treasurer (1994), is an employee of FMR
(1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance of Officer of FMR Corp. (1993-1994); Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993); and Vice President, Assistant Controller, and Director of the Accounting Department - First Boston Corp. (1986-1990).
   The following table sets forth information describing the compensation of each current trustee of each fund for his or her services as trustee for the fiscal year ended March 31, 1995 (August 31, 1995 for Rated Money Market).
COMPENSATION TABLE
      Aggregate Compensation




J. Gary    Ralph F. Phyllis Richard  Edward C.    E.      Donald  Peter S. Gerald C. Edward Marvin L. Thomas
Burkhead** Cox      Burke   J. Flynn Johnson 3d** Bradley J. Kirk Lynch**  McDonough H.     Mann      R.
                    Davis                         Jones                              Malone           Williams

    Rated Money
$ 0        $ 151    $ 145   $ 189      $ 0        $ 151   $ 153     $ 0     $ 151    $ 151  $ 151      $ 150
 Market

 Treasury
0          2,082   1,985    2,568      0          2,059    2,111      0     2,112    2,134  2,032      2,084

 Government
0          1,672   1,600    2,059      0          1,654    1,706      0     1,708    1,723  1,632      1,683

 Money Market
0          2,371   2,246    2,942      0          2,345    2,395      0     2,395    2,416  2,312      2,360

 Domestic
0          464      440      575       0           459      468       0       463     472    452        460

 Tax-Exempt+
0          1,128   1,066    1,393      0          1,111    1,129      0     1,130    1,149  1,099      1,118

 Treasury Only+
0          543     504      679        0           533     544        0      535      533    524        523

Trustees                 Pension or           Estimated Annual    Total
                         Retirement           Benefits Upon       Compensation
                         Benefits Accrued     Retirement from     from the Fund
                         as Part of Fund      the Fund            Complex*
                         Expenses from the    Complex*
                         Fund Complex*

J. Gary Burkhead**       $ 0                  $ 0                 $ 0

Ralph F. Cox              5,200                52,000              125,000

Phyllis Burke Davis       5,200                52,000              122,000

Richard J. Flynn          0                    52,000              154,500

Edward C. Johnson 3d**    0                    0                   0

E. Bradley Jones          5,200                49,400              123,500

Donald J. Kirk            5,200                52,000              125,000

Peter S. Lynch**          0                    0                   0

Gerald C. McDonough       5,200                52,000              125,000

Edward H. Malone          5,200                44,200              128,000

Marvin L. Mann            5,200                52,000              125,000

Thomas R. Williams        5,200                52,000              126,500

   * Information is as December 31, 1994 for 206 funds in the complex.
** Interested trustees of the fund are compensated by FMR.
+ The annualized amounts reported for Tax-Exempt and Treasury Only are for the periods June 1, 1994 through March 31, 1995 and August 1, 1994 through March 31, 1995, respectively. Each fund's fiscal year end changed to March 31 in February 1995.
Under a retirement program adopted in July 1988, the non-interested Trustees, upon reaching age 72, become eligible to participate in a retirement program under which they receive payments during their lifetime from a fund based on their basic trustee fees and length of service. The obligation of a fund to make such payments is not secured or funded. Trustees become eligible if, at the time of retirement, they have served on the Board for at least five years. Currently, Messrs. Ralph S. Saul, William R. Spaulding, Bertram H. Witham, and David L. Yunich, all former non-interested Trustees, receive retirement benefits under the program.
   As of October 23, 1995, the Trustees and officers of each fund owned, in the aggregate, less than 1% of each fund's total outstanding shares.
As of October 25, 1995, the following owned of record or beneficially 5% or more of outstanding shares of each class of the funds:
TREASURY - CLASS I: First Union National Bank (13.32%); Bank of America (11.69%); Texas Commerce Bank, N.A. (9.93%); and First Interstate Bank (6.39%).
TREASURY - CLASS III: Bank Of New York (51.76%); First Union National Bank (17.22%); and Chemical Bank (10.09%).
GOVERNMENT - CLASS I: First Tennessee Bank, Memphis (11.28%); Shawmut Bank Of Boston, N.A. (7.47%); and Texas Commerce Bank, N.A. (7.35%).
GOVERNMENT - CLASS III: Whitney National Bank (22.53%); Boatmen's Trust Co. of St. Louis (16.08%); First Interstate Bank (13.45%); Nationsbank (12.58%); Indiana National Bank (11.37%); United National Bank (11.08%); and First Union National Bank (8.10%).
DOMESTIC - CLASS I: First Union National Bank (15.68%); Texas Commerce Bank, N.A. (11.21%); United States National Bank (10.48%); and Bank of Boston Connecticut (5.21%).
DOMESTIC - CLASS III: Boatmen's Trust Co. of St. Louis (38.71%); First Union National Bank (25.39%); Reliance Trust Company (21.96%); NationsBank (11.47%); and Exchange Bank (9.90%).
MONEY MARKET - CLASS I: FMR Corp. (8.52%); Citibank, N.A. (8.35%); and Shawmut Bank Of Boston, N.A. (5.58%).
MONEY MARKET - CLASS III: First Union National Bank (62.10%); Republic National Bank of New York (12.38%); North American Trust Company (9.45%); and Boatmen's Trust Co. of St. Louis (5.59%).
TREASURY ONLY - CLASS I: First Union National Bank (34.40%); First American Trust Company (8.80%); Ropes & Gray (7.49%); Shawmut Bank Of Boston, N.A. (7.49%); and Bingham, Dana & Gould (5.97%).
TAX-EXEMPT - CLASS I: Shawmut Bank Of Boston, N.A. (12.81%); Wachovia Bank & Trust Company (9.21%); and Fleet National Bank (5.02%).
RATED MONEY MARKET - CLASS I: Promus Companies (15.21%); Bank of America (7.94%); Metric Partners (7.66%); Eastern Utilities Associates (7.17%); and United States Trust Company of NY (5.39%).
A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders. MANAGEMENT CONTRACTS
Each fund employs FMR to furnish investment advisory and other services. Under its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of each fund in accordance with its investment objective, policies, and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing each fund's investments, compensates all officers of each fund, all Trustees who are "interested persons" of the trusts or of FMR, and all personnel of each fund or FMR for performing services relating to research, statistical and investment activities.
In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters, and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal and state laws; developing management and shareholder services for each fund; and furnishing reports, evaluations, and analyses on a variety of subjects to the Trustees.
In addition to the management fee payable to FMR and the fees payable to
UMB, FIIOC, and FSC   ,     each fund    or class thereof, as applicable,
    pays all of its expenses, without limitation, that are not assumed by those parties. Each fund (other than Treasury Only and Rated Money Market) pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor and non-interested Trustees. Although each fund's (other than Treasury Only's and Rated Money Market's) current management contract provides that each fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices and reports to shareholders, the trust, on behalf of each fund has entered into a revised transfer agent agreement with FIIOC and UMB, as applicable, pursuant to which FIIOC or UMB bears the costs of providing these services to existing shareholders of the applicable classes. Other expenses paid by each fund (other than Treasury Only and Rated Money Market) include interest, taxes, brokerage commissions, and each fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal and state securities laws. Each fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.
FMR is responsible for the payment of all expenses of Treasury Only and Rated Money Market with certain exceptions. Specific expenses payable by FMR include, without limitation, expenses for the typesetting, printing, and mailing of proxy materials to shareholders; legal expenses, and the fees of the custodian, auditor, and interested Trustees; costs of typesetting, printing, and mailing prospectuses and statements of additional information, notices and reports to shareholders; and the fund's proportionate share of insurance premiums and Investment Company Institute dues. FMR also provides for transfer agent and dividend disbursing services through FIIOC and portfolio and general accounting record maintenance through FSC.
FMR pays all other expenses of Treasury Only and Rated Money Market with the following exceptions: fees and expenses of all Trustees of the
   applicable     trust who are not "interested persons" of the trust or
FMR (the non-interested Trustees); interest on borrowings (only for Treasury Only); taxes; brokerage commissions (if any); and such nonrecurring expenses as may arise, including costs of any litigation to which a fund may be a party, and any obligation it may have to indemnify the officers and Trustees with respect to litigation.
FMR is each fund's manager pursuant to management contracts dated May 30, 1993 for the FICP funds; January 29, 1992 for Tax-Exempt; September 30,
1993 for Treasury Only;    and     November 1, 1986 for Rated Money Market,
which were approved by shareholders on November 18, 1992, November 13, 1991, March 24, 1993, and December 8, 1994, respectively.
For the services of FMR under each contract, each fund    (other than
Treasury Only and Rated Money Market)     pays FMR a monthly management fee
at the annual rate of    0    .20% of average net assets throughout the
month.    Treasury Only and Rated Money Market each pay FMR a monthly management fee at the annual rate of 0.42% of average net assets throughout the month. The management fees paid to FMR by Treasury Only and Rated Money Market are reduced by the fees and expenses paid by the respective funds to
the non-interested Trustees.     Fees received by FMR for the last three
fiscal    periods     are shown in the table below.
Fund   Fiscal Year Ended   Management Fees Paid to FMR

Rated Money Market       8    /31/95    $    1,352,919*

                      8/31/94               1,781,535*

                      8/31/93               2,893,862*

Treasury              3/31/95               8,680,344

                      3/31/94               9,834,025

                      3/31/93               14,029,197

Government            3/31/95               6,680,088

                      3/31/94               9,660,519

                      3/31/93               12,610,880

Domestic              3/31/95               1,923,368

                      3/31/94               1,525,574

                      3/31/93               1,536,740

Money Market          3/31/95               10,436,518

                      3/31/94               10,551,990

                      3/31/93               10,066,276

Treasury Only         3/31/95**             3,279,429*

                      7/31/94               4,716,697*

                      7/31/93               4,892,175*

                         7/31/92            4,249,814*

Tax-Exempt            3/31/95**             3,789,731

                      5/31/94               5,099,831

                      5/31/93               5,036,875

                         5/31/92            4,605,577

* After reduction of fees and expenses paid by the fund to the non-interested Trustees.
** The fiscal year end of Treasury Only changed from July 31 to March 31 in
February 1995. The fiscal year end of Tax-Exempt changed from    May     31
to March 31 in February 1995.
FMR may, from time to time, voluntarily reimburse all or a portion of each fund's operating expenses (exclusive of interest, taxes, brokerage commissions, and extraordinary expenses). FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year. Expense reimbursements by FMR will increase each fund's total returns and yield and repayment of the reimbursement by each fund will lower its total returns and yield. During the fiscal periods reported, FMR voluntarily agreed subject to revision or termination, to reimburse Class II of certain funds if and to
the extent that the fund's Class II    total     operating expenses
   (excluding interest, taxes, brokerage commissions, extraordinary
expenses, and 12b-1 fees)     were in excess of an annual rate of its
average net assets. The table below identifies the    classes     in
reimbursement; the level at which reimbursement began; and the dollar
amount reimbursed for each    fiscal year ended March 31, 1995, 1994, and
1993. Prior to August 31, 1995, Rated Money Market was not in
reimbursement    .

                Level at Which
   Fund          Reimbursement Began          Dollar Amount Reimbursed





                                                1995                  1994                  1993                 1992

   Treasury - Class I            0.20%           $ 3,129,549           $ 2,956,232          $ 3,246,298          N/A

   Treasury - Class III          0.20%            409,770               570                 N/A                  N/A

   Government - Class I          0.20%            1,894,134             2,665,587             3,508,338          N/A

   Government - Class III        0.20%            42,272              N/A                   N/A                  N/A

   Domestic - Class I            0.20%            818,759               638,552               645,507            N/A

   Domestic - Class III          0.20%            48,097              N/A                   N/A                  N/A

   Money Market - Class I        0.18%            2,772,106             2,437,428             2,697,402          N/A

   Money Market - Class III      0.18%            230,324               7,565               N/A                  N/A

   Treasury Only - Class I*      0.20%            1,719,806             2,474,345             2,567,107           $ 2,260,410

   Tax-Exempt - Class I**        0.20%            1,429,650             1,643,561             1,591,107            1,590,017


   * Figures for Treasury Only are for the fiscal years ended July 31, 1992, 1993, and 1994, and the fiscal period August 1, 1994 to March 31, 1995. During the fiscal year ended July 31, 1992, the level at which reimbursement began ranged from 0.15% to 0.20%.
** Figures for Tax-Exempt are for the fiscal years ended May 31, 1992, 1993, and 1994, and the fiscal period June 1, 1994 to March 31, 1995. During the fiscal year ended May 31, 1992, the level at which reimbursement began was 0.18%.
To comply with the California Code of Regulations, FMR will reimburse each fund if and to the extent that the fund's aggregate annual operating expenses exceed specified percentages of its average net assets. The applicable percentages are 2 1/2% of the first $30 million, 2% of the next $70 million, and 1 1/2% of average net assets in excess of $100 million. When calculating each fund's expenses for purposes of this regulation, each fund may exclude interest, taxes, brokerage commissions, and extraordinary expenses, as well as a portion of its distribution plan expenses and custodian fees attributable to investment in foreign securities. SUB-ADVISER. FMR has entered into a sub-advisory agreement with FMR Texas pursuant to which FMR Texas has primary responsibility for providing portfolio investment management services to each fund.
Under each sub-advisory agreement   s     dated May 30, 1993, January 29,
1992, September 30, 1973, and November 1, 1989 for the FICP funds, Tax-Exempt, Treasury Only, and Rated Money Market, respectively, FMR pays FMR Texas fees equal to 50% of the management fees payable by FMR under its
   m    anagement    c    ontract with each fund. Each sub-advisory
agreement was approved by each fund's shareholders on November 18, 1994, November 13, 1991, March 24, 1993, and November 16, 1994 for the FICP funds, Tax-Exempt, Treasury Only, and Rated Money Market, respectively. The fees paid to FMR Texas are not reduced by any voluntary or mandatory expense reimbursements that may be in effect from time to time. The table
below shows fees paid to FMR Texas for the fiscal years ended    March 31
(August 31 for Rated Money Market),     1995, 1994, and 1993.
      1995   1994   1993      1992


   Rated Money Market           $ 676,460            $ 890,768            $ 1,446,931          N/A

   Treasury                      4,340,172            4,917,013            7,014,599           N/A

   Government                    3,340,044            4,830,260            6,305,440           N/A

   Domestic                      961,684              762,787              768,370             N/A

   Money Market                  5,218,259            5,275,995            5,033,138           N/A

   Treasury Only*                1,639,715            2,358,349            2,446,088            $ 2,124,907

   Tax-Exempt**                  1,894,866            2,549,916            2,518,438             2,302,789


* Figures for Treasury Only are for the fiscal years ended July 31, 1992, 1993 and 1994, and the fiscal period August 1, 1994 to March 31, 1995.
** Figures for Tax-Exempt are for the fiscal years ended May 31, 1992, 1993 and 1994, and the fiscal period June 1, 1994 to March 31, 1995.
CONTRACTS WITH FMR AFFILIATES
FIIOC is transfer, dividend disbursing, and shareholder servicing agent for Class II shares of Treasury, Government, Domestic, Money Market, Treasury Only, and Rated Money Market (the Taxable Funds). UMB is the transfer agent and shareholder servicing agent for Class II shares of Tax-Exempt. UMB has entered into a sub-arrangement with FIIOC pursuant to which FIIOC performs transfer, dividend disbursing, and shareholder services for Class II shares of Tax-Exempt. FIIOC receives an annual fee and an asset-based fee based on account size. The costs of FIIOC's services for Class II of Treasury Only and Rated Money Market are borne by FMR pursuant to its management contract.
For accounts that FIIOC maintains on behalf of UMB, FIIOC receives all such fees.
In addition, FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to shareholders, with the exception of proxy statements. Also, FIIOC pays out-of-pocket expenses associated with providing transfer agent services.
FSC calculates NAV and dividends for Class II of each Taxable Fund,    and
    maintains each Taxable Fund's accounting records. UMB has sub-arrangements with FSC pursuant to which FSC performs the calculations necessary to determine NAV and dividends for Class II of Tax-Exempt, and maintains the accounting records for Tax-Exempt. The annual fee rates for these pricing and bookkeeping services are based on each fund's average net assets, specifically .0175% for the first $500 million of average net assets and .0075% for average net assets in excess of $500 million. The fee is limited to a minimum of $20,000 and a maximum of $750,000 per year. The costs of FSC's services for Rated Money Market and Treasury Only are borne by FMR pursuant to its management contract. Pricing and bookkeeping fees, including related out-of-pocket expenses, paid to FSC by the funds (except Rated Money Market and Treasury Only) for the past three fiscal years
   ended March 31, 1995, 1994, and 1993     were as follows:
                   Pricing and Bookkeeping Fees

                        1995               1994               1993               1992

Treasury                $ 375,762          $ 419,147          $ 576,072          N/A

Government               331,070            412,411            523,696           N/A

Domestic                 122,139            107,464            108,548           N/A

Money Market             441,370            445,362            429,428           N/A

Tax-Exempt   *           309,306            304,324            325,195           $ 332,264


* Figure   s     for     Tax-Exempt are for the fiscal years ended May 31,
1992, 1993, and 1994, and     fiscal period June 1, 1994 to March 31,
1995   , a    nnualized   .
The transfer agent fees and charges for Class II of Tax-Exempt, and pricing and bookkeeping fees for Tax-Exempt described above are paid to FIIOC and FSC, respectively, by UMB, which is entitled to reimbursement from Class II or the fund, as applicable, for these expenses.
Each fund has a distribution agreement with FDC, a Massachusetts corporation organized on July 18, 1960. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The distribution agreement calls for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of each fund, which are continuously offered at net asset value. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.
DISTRIBUTION AND SERVICE PLANS
The Trustees have approved a Distribution and Service Plan on behalf of Class II of each fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of a fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow Class II of the funds and FMR to incur certain expenses that might be considered to constitute direct or indirect payment by the funds of distribution expenses.
Pursuant to the Plans, FDC is paid a distribution fee as a percentage of
each fund   '    s Class II's average net assets at an annual rate of 0.15%
for each of the funds   .
Under each Plan, if the payment of management fees by the funds to FMR is deemed to be indirect financing by the funds of the distribution of their shares, such payment is authorized by the Plans. Each Plan specifically
recognizes that FMR        may use its management fee revenue    as well as
its     past profits, or    its     other resources    from any other
source     to    reimburse FDC for expenses incurred in connection with the
distribution of Class II shares, including     payments    made     to
third parties that assist in selling    Class II     shares of each fund,
or to third parties, including banks, that render shareholder support services. The Trustees have not authorized such payments to date.
Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of each Plan, and have determined that there is a reasonable likelihood that the Plan will benefit the applicable class of each fund and its shareholders. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of shares of the applicable class of each fund, additional sales of fund shares may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.
None of the Plans provide for specific payments by Class II of any of the expenses of FDC or obligates FDC or FMR to perform any specific type or level of distribution activities or incur any specific level of expense in connection with distribution activities. After payments by FDC for advertising, marketing and distribution, and payments to third parties, the amounts remaining, if any, may be used as FDC may elect.
The Plans were approved by FMR as the then sole shareholder of each Class
II fund on    October 31,     1995.
The Glass-Steagall Act generally prohibits federally and state chartered or supervised banks from engaging in the business of underwriting, selling, or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, FDC believes that the Glass-Steagall Act should not preclude a bank from performing shareholder support services, or servicing and recordkeeping functions. FDC intends to engage banks only to perform such functions. However, changes in federal or state statutes and regulations pertaining to the permissible activities of banks and their affiliates or subsidiaries, as well as further judicial or administrative decisions or interpretations, could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services. In such event, changes in the operation of the funds might occur, including possible termination of any automatic investment or redemption or other services then provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and other financial institutions may be required to register as dealers pursuant to state law.
Each fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plans. No preference for the instruments of such depository institutions will be shown in the selection of investments.
DESCRIPTION OF THE TRUSTS
TRUST ORGANIZATION. Treasury, Government, Domestic and Money Market are funds of Fidelity Institutional Cash Portfolios, an open-end management investment company organized as a Delaware business trust on May 30, 1993. The funds acquired all of the assets of U.S. Treasury Portfolio II, U.S. Government Portfolio, Domestic Money Market Portfolio, and Money Market Portfolio, respectively, of Fidelity Institutional Cash Portfolios on May 30, 1993. Currently, there are four funds of Fidelity Institutional Cash
Portfolios: Treasury, Government, Domestic, and Money Market. The Trust Instrument permits the Trustees to create additional funds.
Tax-Exempt is a fund of Fidelity Institutional Tax-Exempt Cash Portfolios, an open-end management investment company organized as a Delaware business trust on January 29, 1992. Tax-Exempt acquired all of the assets of
Fidelity Institutional    Tax-Exempt     Cash Portfolios of Fidelity
Institutional    Tax-Exempt     Cash Portfolios on January 29, 1992.
Currently, Tax-Exempt is the only fund of Fidelity Institutional
   Tax-Exempt     Cash Portfolios. The Trust Instrument permits the
Trustees to create additional funds.
Treasury Only is a fund of Daily Money Fund, an open-end management investment company organized as a Delaware business trust on September 29, 1993. Treasury Only acquired all of the assets of Fidelity U.S. Treasury Income Portfolio of Daily Money Fund on September 29, 1993. Currently, there are six funds of Daily Money Fund: Treasury Only, Money Market Portfolio, U.S. Treasury Portfolio, Capital Reserves: U.S. Government Portfolio, Capital Reserves: Money Market Portfolio, and Capital Reserves:
Municipal Money Market Portfolio. The Trust Instrument permits the Trustees to create additional funds.
Rated Money Market is a fund of Fidelity Money Market Trust, an open-end management investment company organized as a Delaware business trust on December 29, 1994. Rated Money Market acquired all of the assets of Domestic Money Market Portfolio of Fidelity Money Market Trust on December
29, 199   4    . Currently, there are three funds of Fidelity Money Market
Trust: Rated Money Market, Retirement Money Market Portfolio, and Retirement Government Money Market Portfolio. The Trust Instrument permits the Trustees to create additional funds.
In the event that FMR ceases to be the investment adviser to a fund, the right of the trust or fund to use the identifying name "Fidelity" may be withdrawn. There is a remote possibility that one fund might become liable for any misstatement in its prospectus or statement of additional information about another fund.
The assets of the trusts received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund are segregated on the books of account, and are to be charged with the liabilities with respect to such fund and with a share of the general expenses of the trust. Expenses with respect to the trusts are to be allocated in proportion to the asset value of the respective funds, except where allocations of direct expense can otherwise be fairly made. The officers of the trusts, subject to the general supervision of the Board of Trustees, have the power to determine which expenses are allocable to a given fund, or which are general or allocable to all of the funds. In the event of the dissolution or liquidation of a trust, shareholders of each fund are entitled to receive as a class the underlying assets of such fund available for distribution.
SHAREHOLDER AND TRUSTEE LIABILITY. Each trust is a business trust organized under Delaware law. Delaware law provides that shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. The courts of some states, however, may decline to apply Delaware law on this point. The Trust Instruments contain an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trusts and require that a disclaimer be given in each contract entered into or executed by the trust or the Trustees. The Trust Instruments provide for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund. The Trust Instruments also provide that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual
limitation of liability was in effect, and the fund    is     unable to
meet    its     obligations. FMR believes that, in view of the above, the
risk of personal liability to shareholders is extremely remote.
The Trust Instruments further provide that the Trustees, if they have exercised reasonable care, shall not be personally liable to any person other than the trust or its shareholders; moreover, the Trustees shall not be liable for any conduct whatsoever, provided that Trustees are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office. Claims asserted against one class of shares may subject holders of another class of shares to certain liabilities.
VOTING RIGHTS. Each fund's capital consists of shares of beneficial interest. As a shareholder of Rated Money Market, you receive one vote for each dollar value of net asset value you own. The shares have no preemptive or conversion rights; the voting and dividend rights, the right of redemption, and the privilege of exchange are described in the Prospectus. Shares are fully paid and non-assessable, except as set forth under the heading "Shareholder and Trustee Liability" above. Shareholders representing 10% or more of a trust, fund or class may, as set forth in
each of the Trust Instruments, call meetings of the    t    rust, fund, or
class, for any purpose related to the    t    rust, fund, or class, as the
case may be, including, in the case of a meeting of the entire
   t    rust, the purpose of voting on removal of one or more Trustees.
Any trust or fund may be terminated upon the sale of its assets to, or merger with, another open-end management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by vote of the holders of a majority of the outstanding shares of the trust or fund (or, for Rated Money Market, as determined by the current value of each shareholder's investment in the fund or trust); however, the Trustees may, without prior shareholder
approval, change the form o   f     organization of the trust or fund by
merger, consolidation, or incorporation. If not so terminated, the trust and its funds will continue indefinitely.
   Under the Trust Instruments, the Trustees may, without shareholder vote, cause a trust to merge or consolidate into one or more trusts, partnerships, or corporations, or cause the trust to be incorporated under Delaware law, so long as the surviving entity is an open-end management investment company that will succeed to or assume the trust's registration statement. Each fund may invest all of its assets in another investment company.
CUSTODIAN. Morgan Guaranty Trust Company of New York, 60 Wall Street, New
York, NY 10260 is custodian of the assets of    each     fund, except
Treasury and Tax-Exempt. Bank of New York, 48 Wall Street, New York, New York is custodian of the assets of Treasury. The custodian for Tax-Exempt is UMB, 1010 Grand Avenue, Kansas City Missouri. The custodian is responsible for the safekeeping of a fund's assets and the appointment of subcustodian banks and clearing agencies. The custodian takes no part in determining the investment policies of a fund or in deciding which securities are purchased or sold by a fund. However, a fund may invest in obligations of the custodian and may purchase securities from or sell securities to the custodian. Chemical Bank, headquartered in New York, may also serve as a special purpose custodian of certain assets in connection with pooled repurchase agreement transactions.
FMR, its officers and directors, its affiliated companies, and the funds' Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.
AUDITOR   S    .    Coopers & Lybrand L.L.P., 1999 Bryan Street, Suite
3000, Dallas, TX 75201     serves as the independent accountant for
Tax-Exempt, Treasury Only, and Rated Money Market.    Price Waterhouse LLP,
2001 Ross Avenue, Suite 1800, Dallas, TX 75201     serves as the
independent accountant for the FICP funds. The auditors examine financial statements for the funds and provide other audit, tax, and related services.
FINANCIAL STATEMENTS
Each fund's financial statements and financial highlights for the fiscal
year ended March 31, 1995    (August 31, 1995 for Rated Money Market)
    are included in the funds' Annual Report, which is a separate report supplied with this SAI. Each fund's financial statements and financial highlights are incorporated herein by reference.
APPENDIX
The descriptions that follow are examples of eligible ratings for the funds. A fund may, however, consider the ratings for other types of investments and the ratings assigned by other rating organizations when determining the eligibility of a particular investment.
DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S COMMERCIAL PAPER RATINGS:
Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:
 Leading market positions in well established industries.
 High rates of return on funds employed.
 Conservative capitalization structures with moderate reliance on debt and ample asset protection.
 Broad margins in earning coverage of fixed financial charges and with high internal cash generation.
 Well-established access to a range of financial markets and assured sources of alternate liquidity.
    Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earning trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.
DESCRIPTION OF STANDARD & POOR'S CORPORATION'S COMMERCIAL PAPER RATINGS:
A - Issues assigned this highest rating are regarded as having the greatest
capacity for timely payment.    I    ssues in this category are delineated
with the numbers 1 and 2 to indicate the relative degree of safety.
A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.
A-2 - Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.
FIDELITY INSTITUTIONAL MONEY MARKET FUNDS CLASS III

CROSS REFERENCE SHEET
FORM N-1A

ITEM NUMBER   PROSPECTUS SECTION


1            ..............................   Cover Page

2            ..............................   Expenses

3     a      ..............................   Financial Highlights

      b      ..............................   *

      c      ..............................   Performance

      d      ..............................   Cover Page

4     a      i.............................   Charter

             ii...........................    Investment Principles and Risks; Securities and
                                              Investment Practices; Fundamental Investment
                                              Policies and Restrictions

      b      ..............................   Securities and Investment Practices

      c      ..............................   Who May Want to Invest; Investment Principles
                                              and Risks; Securities and Investment Practices

5     a      ..............................   Charter

      b      i.............................   FMR and Its Affiliates

             ii...........................    FMR and Its Affiliates; Charter; Breakdown of
                                              Expenses

             iii..........................    Expenses; Breakdown of Expenses; Management
                                              Fee

      c      ..............................   FMR and Its Affiliates

      d      ..............................   Charter; Breakdown of Expenses; Cover Page;
                                              FMR and Its Affiliates

      e      ..............................   FMR and its Affiliates; Breakdown of Expenses;
                                              Other Expenses

      f      ..............................   Expenses

      g      ..............................   Expenses; FMR and Its Affiliates

      5A     ..............................   *

6     a      i.............................   Charter

             ii...........................    How to Buy Shares; How to Sell Shares; Investor
                                              Services; Transaction Details; Exchange
                                              Restrictions

             iii..........................    *

      b      .............................    FMR and Its Affiliates

      c      ..............................   Charter

      d      ..............................   Cover Page; Charter

      e      ..............................   Cover Page; How to Buy Shares; How to Sell
                                              Shares; Investor Services; Exchange Restrictions

      f, g   ..............................   Dividends, Capital Gains, and Taxes

7     a      ..............................   Charter; Cover Page

      b      ..............................   How to Buy Shares; Transaction Details

      c      ..............................   *

      d      ..............................   How to Buy Shares

      e      ..............................   Transaction Details; Breakdown of Expenses

      f      ..............................   Breakdown of Expenses; Other Expenses

8            ..............................   How to Sell Shares; Investor Services; Transaction
                                              Details; Exchange Restrictions

9            ..............................   *


* Not Applicable
** To Be Filed By Amendment


FIDELITY INSTITUTIONAL
MONEY MARKET
FUNDS - CLASS III
Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how each fund invests and the services available to shareholders.
To learn more about each fund and its investments, you can obtain a copy of the applicable fund's most recent financial report and portfolio listing or a copy of the Statement of Additional Information (SAI) dated November 1, 1995. The SAI has been filed with the Securities and Exchange Commission
(SEC) and is incorporated herein by reference (legally forms a part of the
prospectus). For a free copy of either document,    contact     your
financial institution, or call Fidelity Client Services at 1-800-843-3001. INVESTMENTS IN THE FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN
BE NO ASSURANCE THAT A FUND WILL MAINTAIN A STABLE
$1.00 SHARE PRICE.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR
OBLIGATIONS OF, OR GUARANTEED BY, ANY
DEPOSITORY INSTITUTION. SHARES ARE NOT
INSURED BY THE FDIC, THE FEDERAL RESERVE
BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT
TO INVESTMENT RISK, INCLUDING THE POSSIBLE
LOSS OF PRINCIPAL.

LIKE ALL MUTUAL FUNDS, THESE
SECURITIES HAVE NOT BEEN APPROVED
OR DISAPPROVED BY THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE
SECURITIES COMMISSION, NOR HAS THE
SECURITIES AND EXCHANGE COMMISSION
OR ANY STATE SECURITIES COMMISSION
PASSED UPON THE ACCURACY OR
ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.
   IMMIII-pro-1195
FIDELITY INSTITUTIONAL CASH PORTFOLIOS (FICP):
Treasury (formerly Treasury II)
Government
Domestic
Money Market
DAILY MONEY FUND (DMF):
Treasury Only
FIDELITY INSTITUTIONAL TAX-EXEMPT CASH PORTFOLIOS (FITECP):
Tax-Exempt
FIDELITY MONEY MARKET TRUST (FMMT):
Rated Money Market    (formerly Domestic Money Market Portfolio)
PROSPECTUS
NOVEMBER 1, 1995
(FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET, BOSTON, MA 02109
CONTENTS



KEY FACTS                                WHO MAY WANT TO INVEST

                                         EXPENSES Class III's yearly operating expenses.

                                         FINANCIAL HIGHLIGHTS A summary of each fund's
                                         financial data.

                                         PERFORMANCE

THE FUNDS IN DETAIL                      CHARTER How each fund is organized.

                                         INVESTMENT PRINCIPLES AND RISKS Each fund's
                                         overall approach to investing.

                                         BREAKDOWN OF EXPENSES How operating costs are calculated and what they include.

YOUR ACCOUNT                             HOW TO BUY SHARES Opening an account and
                                         making additional investments.

                                         HOW TO SELL SHARES Taking money out and closing
                                         your account.

                                         INVESTOR SERVICES  Services to help you manage
                                         your account.

SHAREHOLDER AND ACCOUNT POLICIES         DIVIDENDS, CAPITAL GAINS, AND TAXES

                                         TRANSACTION DETAILS Share price calculations and
                                         the timing of purchases and redemptions.

                                         EXCHANGE RESTRICTIONS


   KEY FACTS


WHO MAY WANT TO INVEST
Each fund offers institutional and corporate investors a convenient and economical way to invest in a professionally managed portfolio of money market instruments.
Each fund is designed for investors who would like to earn current income while preserving the value of their investment.
The rate of income will vary from day to day, generally reflecting short-term interest rates.
Each fund is managed to keep its share price stable at $1.00.    Each of
Treasury Only, Treasury, and Government     offers an added measure of
safety with its focus on U.S. Government securities.
None of the funds constitutes a balanced investment plan. However, because they emphasize stability, they could be well-suited for a portion of your investment.
Each fund is composed of multiple classes of shares. Each class of a fund has a common investment objective and investment portfolio. Class I shares do not have a sales charge and do not pay a distribution fee. Class II shares do not have a sales charge, but do pay a 0.15% distribution fee. Class III shares do not have a sales charge, but do pay a 0.25% distribution fee. Because Class I shares have no sales charge and do not pay a distribution fee, Class I shares are expected to have a higher total return than Class II and Class III shares. You may obtain more information about Class I and Class II shares, which are not offered through this prospectus, from your financial institution, or by calling Fidelity Client Services at 1-800-843-3001. Contact your financial institution to discuss which class is appropriate for you.
EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you pay when you buy or sell Class III shares of a fund.
Maximum sales charge on purchases and reinvested distributions         None

Maximum deferred sales charge         None

Redemption fee         None

Exchange fee         None

ANNUAL OPERATING EXPENSES are paid out of each fund's assets. Each fund pays a management fee to Fidelity Management & Research Company (FMR).
   FMR is responsible for the payment of all other expenses of Treasury
Only and Rated Money Market with certain limited exceptions.     Each fund,
other than Treasury Only and Rated Money Market, also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder statements and financial reports.
12b-1 fees are paid by Class III of each fund to the distributor for services and expenses in connection with the distribution of Class III shares of each fund. Long-term shareholders may pay more than the economic equivalent of the maximum sales charges permitted by the National Association of Securities Dealers, Inc., due to 12b-1 fees.
Class III's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see "Breakdown of Expenses" on page ).
The following are projections based on estimated or historical expenses of Class III of each fund and are calculated as a percentage of average net assets of Class III of each fund.
       Class III Operating Expenses

TREASURY      Management fee                 0.15%
                                             A

              12b-1 fee (Distribution fee)   0.25
                                             %

              Other expenses                    0.05%
                                                A

              Total operating expenses       0.45%
                                             A

GOVERNMENT    Management fee                 0.16%
                                             A

              12b-1 fee (Distribution fee)   0.25
                                             %

              Other expenses                    0.04%
                                                A

              Total operating expenses       0.45%
                                             A

   A AFTER EXPENSE REDUCTIONS.
                      Class III Operating Expenses

DOMESTIC                Management fee               0.13%
                                                     A

                     12b-1 fee (Distribution fee)    0.25
                                                     %

                     Other expenses                     0.07%
                                                        A

                     Total operating expenses        0.45%
                                                     A

MONEY MARKET         Management fee                  0.14%
                                                     A

                     12b-1 fee (Distribution fee)    0.25
                                                     %

                     Other expenses                     0.04%
                                                        A

                     Total operating expenses        0.43%
                                                     A

TREASURY ONLY        Management fee                  0.20%
                                                     A

                     12b-1 fee (Distribution fee)           0.25
                                                     %

                     Other expenses                     0.00
                                                        %

                     Total operating expenses        0.45%
                                                     A

TAX-EXEMPT           Management fee                  0.14%
                                                     A

                     12b-1 fee (Distribution fee)    0.25
                                                     %

                     Other expenses                     0.06
                                                        %

                     Total operating expenses        0.45%
                                                     A

RATED MONEY MARKET   Management fee                  0.20%
                                                     A

                     12b-1 fee (Distribution fee)    0.25
                                                     %

                     Other expenses                     0.00
                                                        %

                     Total operating expenses        0.45%
                                                     A

A AFTER EXPENSE REDUCTIONS.
EXPENSE TABLE EXAMPLE: You would pay the following expenses on a $1,000 investment in Class III shares, assuming a 5% annual return and full redemption at the end of each time period:
                     1      3       5             10
                     Year   Years   Years         Years

Treasury             $ 5    $  14   $ 25          $ 57

Government           $ 5    $ 14    $ 25          $ 57

Domestic             $ 5    $ 14    $ 25          $  57

Money Market         $ 4    $ 14    $ 2   4       $ 54

Treasury Only        $ 5    $ 14    $  25         $  57

Tax-Exempt           $  5   $ 14    $  25         $  57

Rated Money Market   $  5   $ 14    $  25         $  57

THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT MEANT TO SUGGEST ACTUAL OR EXPECTED COSTS OR RETURNS, ALL OF WHICH MAY VARY.
FMR has voluntarily agreed to reimburse Class III of each fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and 12b-1 fees) are in excess of
   0    .20% (   0    .18% for Money Market) of its average net assets. If
th   ese     agreement   s     were not in effect, the management fees   ,
other expenses,     and total operating expenses for Class III of each fund
would have been the following amounts, as a percentage of average net
assets:    0.20    %   , 0.29%,     and    0.74    % for Treasury;
   0.20    %   , 0.21%,     and    0.66    % for Government;
   0.20    %   , 0.27%,     and    0.72    % for Domestic;    and
0.20    %   , 0.07%,     and    0.52    % for Money Market   ;     and
would have been expected to be    0.42    %   , 0.00%,     and    0.67    %
for Treasury Only;    0.20    %   , 0.06%     and    0.51    % for
Tax-Exempt; and    0.42    %   , 0.00%,     and    0.67    % for Rated
Money Market.
FINANCIAL HIGHLIGHTS
The financial highlights tables that follow and each fund's financial statements are included in each fund's Annual Report and have been audited
by independent accountants.    Price Waterhouse LLP     serves as
independent accountants for each of the FICP funds, while    Coopers &
Lybrand L.L.P.     serves as independent accountants for Tax-Exempt,
Treasury Only, and Rated Money Market. Their reports, as applicable, on the financial statements and financial highlights are included in each Annual Report. The financial statements, the financial highlights, and the reports are incorporated by reference into the funds' SAI, which may be obtained
free of charge from Fidelity Client Services at the    phone     number
listed on page .    Class II of each fund will commence operations on or
about November 1, 1995. Class III of Treasury Only, Tax-Exempt, and Rated Money Market will commence operations on or about November 1, 1995.
FICP: TREASURY (FORMERLY TREASURY II) - CLASS I



    295.Selected Per-Share Data

296.Years ended March 31
1987A      1988      1989      1990             1991             1992             1993             1994             1995

 297.Net asset value, beginning of
$ 1.000    $ 1.000   $ 1.000   $ 1.000          $ 1.000          $ 1.000          $ 1.000          $ 1.000          $ 1.000
 period

 298.Income from Investment
 Operations

 299. Net interest income
 .009       .064      .078      .088             .076              .053            .034             .030              .047

 300.Less Distributions

 301. From net interest income
(.009)     (.064)    (.078)     (.088)           (.076)           (.053)           (.034)           (.030)           (.047)

 302.Net asset value, end of period
$ 1.000    $ 1.000   $ 1.000   $ 1.000          $ 1.000          $ 1.000          $ 1.000          $ 1.000          $ 1.000

 303.Total return B
 .93%       6.60      8.11      9.13              7.87              5.41            3.46             3.06              4.78
           %         %         %                %                %                %                %                %

 304.RATIOS AND SUPPLEMENTAL DATA

 305.Net assets, end of period (000
$ 26,314   $ 379,50  $ 658,06  $ 1,481,3        $ 3,281,6        $ 5,476,8        $ 5,589,6        $ 4,551,9        $ 4,688,1
 omitted)  1         8         24               86               52               63               18               98

 306.Ratio of expenses to average
 .20%       .20       .20       .19             .18              .18              .18               .18              .18
 net assets
C          %        %         %                %                %                %                %                %

 307.Ratio of expenses to average
 .99%       .32       .26       .27             .25              .25              .23               .24              .25
 net assets before
C          %         %         %                %                %                %                %                %
 expense reductions

 308.Ratio of net interest income to
6.11%      6.46      7.92      8.63            7.50              5.12             3.38             3.01              4.71
 average net assets
C          %         %         %                %                %                %                %                %


 A FEBRUARY 2, 1987 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 1987
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C ANNUALIZED
FICP: TREASURY (FORMERLY TREASURY II) - CLASS III

 309.Selected Per-Share Data

 310.Years ended March 31                                                   1994A             1995

 311.Net asset value, beginning of period                                   $ 1.000           $ 1.000

 312.Income from Investment Operations

 313. Net interest income                                                    .012       .044

 314.Less Distributions

 315. From net interest income                                               (.012)            (.044)

 316.Net asset value, end of period                                         $ 1.000           $ 1.000

 317.Total return B                                                          1.21%      4.45
                                                                                                        %

 318.RATIOS AND SUPPLEMENTAL DATA

 319.Net assets, end of period (000 omitted)                                $ 5,175           $ 585,57
                                                                                                        1

 320.Ratio of expenses to average net assets                                 .50%       .50
                                                                                 C                 %

 321.Ratio of expenses to average net assets before expense reductions       .56%       .81
                                                                                 C                 %

 322.Ratio of net interest income to average net assets                      2.69%      4.91
                                                                                 C                 %


 A  OCTOBER 22, 1993 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 1994
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C ANNUALIZED
FICP: GOVERNMENT - CLASS I



 323.Selected Per-Share
 Data

 324.Years ended March 31
1986 A     1987      1988      1989      1990      1991          1992             1993             1994             1995

 325.Net asset value,
$ 1.000    $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000     $ 1.000          $ 1.000          $ 1.000          $ 1.000
 beginning of period

 326.Income from
Investment Operations

 327. Net interest income
 .053       .063      .068      .079      .088      .077         .054             .035             .031              .048

 328.Less Distributions

 329. From net interest
(.053)    (.063)    (.068)    (.079)    (.088)    (.077)        (.054)           (.035)           (.031)           (.048)
 income

 330.Net asset value, end
$ 1.000   $ 1.000  $ 1.000    $ 1.000  $ 1.000   $ 1.000       $ 1.000          $ 1.000          $ 1.000          $ 1.000
 of period

 331.Total return B
5.47%      6.51      6.98      8.19      9.15      7.94          5.55             3.56             3.13             4.86
           %         %         %         %         %            %                %                %                %

 332.RATIOS AND SUPPLEMENTAL
 DATA

 333.Net assets, end of
$ 511,720 $ 1,358,6 $ 1,878,7 $ 1,918,3 $ 2,815,6 $ 3,613,8     $ 4,603,7        $ 5,686,1        $ 3,764,5        $ 3,321,0
 period (000 omitted)
          59        86        42        22         38           81               66               44               66

 334.Ratio of expenses to
 .20%     .20       .20       .20       .20        .18          .18              .18              .18               .18
 average net assets
C        %         %         %         %          %            %                %                %                %

 335.Ratio of expenses to
 .30%     .25       .23       .24       .25       .25            .25             .24               .24             .24
 average net assets before
C         %         %         %        %          %             %                %                %                %
 expense reductions

 336.Ratio of net interest
7.81%    6.28      6.78      7.90      8.74      7.62           5.33             3.50             3.07             4.77
 income
C        %        %          %         %         %              %                %                %                %
 to average net assets


 A JULY 25, 1985 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 1986
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C ANNUALIZED

FICP: GOVERNMENT - CLASS III

 337.Selected Per-Share Data

 338.Year ended March 31                                                     1995 A

 339.Net asset value, beginning of period                                    $ 1.000

 340.Income from Investment Operations

 341. Net interest income                                                     .045

 342.Less Distributions

 343. From net interest income                                                (.045)

 344.Net asset value, end of period                                          $ 1.000

 345.Total return B                                                           4.57%

 346.RATIOS AND SUPPLEMENTAL DATA

 347.Net assets, end of period (000 omitted)                                 $ 40,516

 348.Ratio of expenses to average net assets                                  .43%
                                                                                  C

 349.Ratio of expenses to average net assets before expense reductions        .66%
                                                                                  C

 350.Ratio of net interest income to average net assets                       5.13%
                                                                                  C


 A  APRIL 4, 1994 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 1995
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C ANNUALIZED
FICP: DOMESTIC - CLASS I



 351.Selected Per-Share Data

 352.Years ended March 31
1990A              1991               1992               1993               1994               1995

 353.Net asset value, beginning of period
$ 1.000            $ 1.000            $ 1.000            $ 1.000            $ 1.000            $ 1.000

 354.Income from Investment Operations

355. Net interest income
 .035               .078              .054               .034                .031               .049

 356.Less Distributions

 357. From net interest income
(.035)            (.078)            (.054)              (.034)             (.031)              (.049)

 358.Net asset value, end of period
$ 1.000            $ 1.000            $ 1.000            $ 1.000            $ 1.000            $ 1.000

 359.Total return B
3.52%               8.11              5.50               3.50                3.14               4.97
                    %                  %                  %                  %                  %

 360.RATIOS AND SUPPLEMENTAL DATA

361.Net assets, end of period (000 omitted)
$ 330,974          $ 355,36           $ 558,72           $ 804,35           $ 656,97           $ 771,93
                   9                  7                  4                  6                  7

 362.Ratio of expenses to average net assets
 .06%               .18               .18                .18                  .18               .18
C                  %                  %                  %                  %                  %

 363.Ratio of expenses to average net assets before expense
 .43%               .30               .29                .26                  .26               .27
 reductions
C                  %                  %                  %                  %                  %

 364.Ratio of net interest income to average net assets
8.44%              7.79             5.24                3.43                3.09               4.94
C                  %                  %                  %                  %                  %


 A  NOVEMBER 3, 1989 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 1990
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C ANNUALIZED
FICP: DOMESTIC - CLASS III

 365.Selected Per-Share Data

 366.Year ended March 31                                                    1995A

 367.Net asset value, beginning of period                                   $ 1.000

 368.Income from Investment Operations

 369. Net interest income                                                    .035

 370.Less Distributions

 371. From net interest income                                               (.035)

 372.Net asset value, end of period                                         $ 1.000

 373.Total return B                                                          3.51%

 374.RATIOS AND SUPPLEMENTAL DATA

 375.Net assets, end of period (000 omitted)                                $ 26,545

 376.Ratio of expenses to average net assets                                 .50%
                                                                                 C

 377.Ratio of expenses to average net assets before expense reductions       .79%
                                                                                 C

 378.Ratio of net interest income to average net assets                      5.14%
                                                                                 C


 A  JULY 19, 1994 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 1995
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C ANNUALIZED
FICP: MONEY MARKET - CLASS I



 379.Selected Per-Share
 Data

 380.Years ended March
1986A      1987      1988      1989      1990      1991      1992             1993             1994             1995
 31

 381.Net asset value,
$ 1.000    $ 1.000   $ 1.000  $ 1.000   $ 1.000   $ 1.000   $ 1.000          $ 1.000          $ 1.000          $ 1.000
 beginning of period

 382.Income from
 Investment Operations

 383. Net interest income
 .059       .064      .069      .080      .089      .078      .055             .035             .032              .049

 384.Less Distributions

 385. From net interest
(.059)    (.064)    (.069)    (.080)    (.089)    (.078)     (.055)           (.035)           (.032)           (.049)
 income

 386.Net asset value, end
$ 1.000   $ 1.000  $ 1.000   $ 1.000   $ 1.000   $ 1.000    $ 1.000          $ 1.000          $ 1.000          $ 1.000
 of period

 387.Total return B
6.01%      6.57      7.14      8.35      9.25      8.13      5.59               3.58             3.20             4.99
           %         %         %         %         %         %                  %                %                %

 388.RATIOS AND SUPPLEMENTAL
 DATA

 389.Net assets, end of
$ 960,784  $ 1,569,1 $ 2,524,7 $ 2,627,4 $ 4,127,8 $ 4,706,9 $ 3,990,3        $ 4,332,9        $ 3,200,2        $ 5,130,1
 period (000 omitted)
           99        67        50        79        36        95               95               77               23

 390.Ratio of expenses to
 .19%       .20       .20       .20       .20       .18       .18             .18               .18              .18
 average net assets
C          %         %         %         %         %         %                %                %                %

 391.Ratio of expenses to
 .28%       .23       .23       .24       .24       .25       .24             .23              .23               .24
 average net assets before
C          %         %         %         %         %         %                %                %                %
 expense reductions

 392.Ratio of net interest
7.97%      6.33      6.95      8.11      8.82      7.80      5.42             3.50            3.15              5.00
 income to average net
C          %         %         %         %         %         %                %                %                %
 assets


 A  JULY 5, 1985 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 1986
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C ANNUALIZED

FICP: MONEY MARKET - CLASS III

 393.Selected Per-Share Data

 394.Years ended March 31                                                   1994A             1995

 395.Net asset value, beginning of period                                   $ 1.000           $ 1.000

 396.Income from Investment Operations

 397. Net interest income                                                    .011       .046

 398.Less Distributions

 399. From net interest income                                               (.011)            (.046)

 400.Net asset value, end of period                                         $ 1.000           $ 1.000

 401.Total return B                                                          1.07%      4.66%

 402.RATIOS AND SUPPLEMENTAL DATA

 403.Net assets, end of period (000 omitted)                                $ 89,463          $ 457,286

 404.Ratio of expenses to average net assets                                 .50%       .50%
                                                                                 C

 405.Ratio of expenses to average net assets before expense reductions       .55%       .59%
                                                                                 C

 406.Ratio of net interest income to average net assets                      2.83%      4.94%
                                                                                 C


 A NOVEMBER 17,1993 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 1994
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C ANNUALIZED
TREASURY ONLY - CLASS I



 407.Selected Per-Share Data

 408.Years ended March 31
1991A              1992E              1993E              1994E              1995D

 409.Net asset value, beginning of period
$ 1.000            $ 1.000            $ 1.000            $ 1.000            $ 1.000

 410.Income from Investment Operations
 .055               .045               .031               .032              .033
  Net interest income

 411.Less Distributions
(.055)           (.045)              (.031)              (.032)           (.033)
  From net interest income

 412.Net asset value, end of period
$ 1.000            $ 1.000            $ 1.000            $ 1.000            $ 1.000

 413.Total returnB
5.63%               4.64%             3.10%              3.27%               3.38%

 414.RATIOS AND SUPPLEMENTAL DATA

 415.Net assets, end of period (000 omitted)
$ 705,543          $ 1,197,559        $ 1,047,791        $ 1,049,170        $ 1,266,285

 416.Ratio of expenses to average net assets
 .03%                .20%              .20%                .20%              .20%
C                                                                                          C

 417.Ratio of expenses to average net assets before expense
 .42%                .42%              .42%                .42%              .42%
 reductions
C                                                                                          C

 418.Ratio of net interest income to average net assets
6.34%                4.43%           3.05%               3.22%               5.02%
C                                                                                          C


 A OCTOBER 3, 1990 (COMMENCEMENT OF OPERATIONS) TO JULY 31, 1991
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C ANNUALIZED
D AUGUST 1, 1994 TO MARCH 31, 1995
E YEAR ENDED JULY 31.
TAX-EXEMPT - CLASS I



419.Selected
Per-Share Data

420.Years ended           1986A       1987 E    1988 E    1989 E    1990 E    1991 E    1992 E    1993 E    1994 E    1995D
March  31

421.Net asset value,     $ 1.000     $ 1.000   $ 1.000    $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
beginning of period

422.Income from         .044        .042      .046       .058      .058      .053       .040       .026      .024     .027
Investment Operations
 Net interest income

423.Less Distributions (.044)      (.042)     (.046)    (.058)    (.058)    (.053)     (.040)     (.026)     (.024)   (.027)
 From net interest
income

424.Net asset value,  $ 1.000     $ 1.000     $ 1.000   $ 1.000   $ 1.000   $ 1.000    $ 1.000   $ 1.000     $ 1.000  $ 1.000
end of period

425.Total returnB     4.51%       4.28           4.72   5.97      6.00       5.40       4.02       2.66       2.44      2.74%
                                  %              %      %         %          %          %          %          %

426.RATIOS AND SUPPLEMENTAL DATA

427.Net assets, end
of                   $ 1,162,9   $ 1,850,0    $ 2,080,8 $ 2,006,8 $ 1,984,6 $ 2,116,8  $ 2,556,9 $ 2,239,0   $ 2,390,6 $ 1,876,815
period               39          53           46        67        36        41         95        31          63
(000 omitted)

428.Ratio of expenses .19%        .20            .20     .20       .20       .18        .18       .18         .18       .18%C
to average            C           %              %       %         %         %          %         %           %
net assets

429.Ratio of expenses .25%        .23            .22     .24       .23       .23       .25        .24         .24       .26%C
to average net assets C           %              %       %         %         %         %          %           %
before expense
reductions

430.Ratio of net      5.18%       4.20           4.65    5.80      5.82      5.28      3.90      2.62        2.41        3.20%C
interest income to    C           %              %       %         %         %         %         %           %
average net assets


A JULY 25, 1985 (COMMENCEMENT OF OPERATIONS) TO MAY 31, 1986
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C ANNUALIZED
D JUNE 1, 1994 TO MARCH 31, 1995
 E YEAR ENDED MAY 31.
RATED MONEY MARKET (FORMERLY DOMESTIC MONEY MARKET PORTFOLIO) - CLASS I



 431.Years ended August
1986B       1987B       1988B       1989B       1990B       1991B       1992A       1993        1994            1995
 31

 432.Net asset value,
$ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000        $ 1.000
 beginning of period

 433.Income from
 .069        .062        .070        .089        .080        .063        .034        .029        .033           .054
 Investment Operations
 Net interest income

 434.Less Distributions
(.069)      (.062)      (.070)      (.089)      (.080)      (.063)      (.034)      (.029)      (.033)      (.054)
  From net interest income

 435.Net asset value, end
$ 1.000     $ 1.000    $ 1.000      $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
 of period

 436.Total return D
7.07        6.42        7.27        9.26        8.27        6.44        3.44%       2.93        3.34        5.53
%           %           %           %           %           %                      %            %           %

 437.RATIOS AND SUPPLEMENTAL DATA

 438.Net assets, end of
$ 1,300,8  $ 1,231,7   $ 1,035,7    $ 1,273,7   $ 944,78    $ 851,87    $ 765,721  $ 611,410   $ 399,33     $ 300,86
 period (000 omitted)
32         68          56           45           2           2                                 3            3

 439.Ratio of expenses to
 .42       .42         .42         .42           .42         .42         .42%        .42         .42         .42
 average net assets
%         %           %           %             %           %           c           %           %           %

 440.Ratio of net interest
6.87      6.22        7.00        8.91           8.01        6.38        4.04%       2.89        3.24        5.33
 income to average net
%         %           %           %             %            %           c           %           %           %
 assets


   A NOVEMBER 1, 1991 TO AUGUST 31, 1992
B YEAR ENDED OCTOBER 31.
C ANNUALIZED
D TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
PERFORMANCE
Money market fund performance can be measured as TOTAL RETURN or YIELD. EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment in a fund over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.
Average annual total returns covering periods of less than one year assume that performance will remain constant for the rest of the year.
YIELD refers to the income generated by an investment in a fund over a
given period of time, expressed as an annual percentage rate.    When a
yield assumes that income earned is reinvested, it is called an EFFECTIVE
YIELD.
A TAX-EQUIVALENT YIELD shows what an investor would have to earn before taxes to equal a tax-free yield.
SEVEN-DAY YIELD illustrates the income earned by an investment in a money market fund over a recent seven-day period. Since money market funds maintain a stable $1.00 share price, current seven-day yields are the most common illustration of money market fund performance.
The funds' recent strategies, performance, and holdings are detailed twice a year in financial reports, which are sent to all shareholders.
For current performance call Fidelity Client Services at 1-800-843-3001.
   THE FUNDS IN DETAIL


CHARTER
EACH FUND IS A MUTUAL FUND: an investment that pools shareholders' money and invests it toward a specified goal. Treasury, Government, Domestic, and Money Market are diversified funds of Fidelity Institutional Cash Portfolios, an open-end management investment company organized as a Delaware business trust on May 30, 1993. Treasury Only is a diversified fund of Daily Money Fund, an open-end management investment company organized as a Delaware business trust on September 29, 1993. Tax-Exempt is a diversified fund of Fidelity Institutional Tax-Exempt Cash Portfolios, an open-end management investment company organized as a Delaware business trust on January 29, 1992. Rated Money Market is a diversified fund of Fidelity Money Market Trust, an open-end management investment company organized as a Delaware business trust on December 29, 1994. There is a remote possibility that one fund might become liable for a misstatement in the prospectus about another fund.
EACH FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for protecting the interests of shareholders. The trustees are experienced executives who meet throughout the year to oversee the funds' activities, review contractual arrangements with companies that provide services to the funds, and review the funds' performance. The majority of trustees are not otherwise affiliated with Fidelity.
THE FUNDS MAY HOLD SPECIAL MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The transfer agent will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. For shareholders
of all funds (other than Rated Money Market)   ,     you are entitled to
one vote for each share you own. For shareholders of Rated Money Market, the number of votes you are entitled to is based upon the dollar value of your investment.
Separate votes are taken by each class of shares, fund, or trust, if a matter affects just that class of shares, fund, or trust, respectively.
FMR AND ITS AFFILIATES
Fidelity Investments is one of the largest investment management organizations in the United States and has its principal business address at 82 Devonshire Street, Boston, Massachusetts 02109. It includes a number of different subsidiaries and divisions which provide a variety of financial services and products. The funds employ various Fidelity companies to perform activities required for their operation.
The funds are managed by FMR, which handles their business affairs. FMR
Texas, Inc. (FMR Texas)   ,     located in Irving, Texas, has primary
responsibility for providing investment management services.
As of    August 31, 1995,     FMR advised funds having approximately
   22     million shareholder accounts with a total value of more than
   $328     billion.
Fidelity investment personnel may invest in securities for their own account pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
   Fidelity Distributors Corporation (FDC)     distributes and markets
Fidelity's funds and services. Fidelity Investments Institutional Operations Company (FIIOC) performs transfer agent servicing functions for Class III shares of each fund.
FMR Corp. is the    ultimate     parent company of FMR and FMR Texas.
Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
UMB Bank, n.a. (UMB) is Tax-Exempt's transfer agent, although it employs
FIIOC to perform these functions for Class II   I     of Tax-Exempt. UMB is
located at 1010 Grand Avenue, Kansas City, Missouri.
To carry out the funds' transactions, FMR may use its broker-dealer affiliates and other firms that sell fund shares, provided that a fund receives services and commission rates comparable to those of other broker-dealers.
INVESTMENT PRINCIPLES AND RISKS
TREASURY ONLY seeks as high a level of current income as is consistent with the security of principal and liquidity, and to maintain a constant net asset value per share (NAV) of $1.00.
The fund invests only in U.S. Treasury securities, including bills, notes, bonds and other direct obligations of the U.S. Treasury that are guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government.
The fund will invest in those securities whose interest is specifically exempt from state and local income taxes under federal law; such interest is not exempt from federal income tax.
TREASURY seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.
Under normal conditions, the fund invests 100% of its total assets in U.S. Treasury bills, notes and bonds and other direct obligations of the U.S. Treasury. The fund may also engage in repurchase agreements backed by those obligations.
GOVERNMENT seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.
The fund invests in U.S. Government obligations issued or guaranteed as to principal and interest by the U.S. Government, including bills, notes,
bonds and other U.S. Treasury debt securities, and instruments issued    or
guaranteed     by U.S. Government instrumentalities or agencies, and
repurchase agreements backed by those obligations.    The fund currently
intends to invest exclusively in these instruments.
DOMESTIC seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.
The fund invests in U.S. dollar-denominated money market instruments of domestic issuers rated in the highest rating category by at least two nationally recognized rating services, or by one if only one rating service has rated an obligation. The fund may purchase unrated obligations determined to be of equivalent quality pursuant to procedures adopted by the Board of Trustees. Under normal conditions, the fund will invest more than 25% of its total assets in obligations of companies in the financial services industry.
RATED MONEY MARKET seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.
The fund invests in obligations of the U.S. Government, its agencies and instrumentalities, repurchase agreements backed by those obligations, and other high-quality, U.S. dollar-denominated money market instruments of domestic and foreign issuers rated in the highest rating category by at least two nationally recognized rating services. Under normal conditions, the fund will invest more than 25% of its total assets in obligations of companies in the financial services industry.
MONEY MARKET seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.
The fund invests in high-quality, U.S. dollar-denominated money market instruments of domestic and foreign issuers rated in the highest rating category by at least two nationally recognized rating services, or by one if only one rating service has rated an obligation. The fund may purchase unrated obligations determined to be of equivalent quality pursuant to procedures adopted by the Board of Trustees. Under normal conditions, the fund will invest more than 25% of its total assets in obligations of companies in the financial services industry.
TAX-EXEMPT seeks as high a level of interest income exempt from federal income tax as is consistent with a portfolio of high-quality, short-term municipal obligations selected on the basis of liquidity and stability of principal.
The fund invests primarily in high-quality, short-term municipal securities, but also may invest in high-quality, long-term fixed, variable, or floating rate instruments (including tender option bonds) whose features give them interest rates, maturities, and prices similar to short-term instruments. Securities in which the fund invests must be rated in the highest rating category for short-term securities by at least one nationally recognized rating service and rated in one of the two highest categories for short-term securities by another nationally recognized rating service if rated by more than one nationally recognized rating service; or, if unrated, judged by FMR to be equivalent quality to those securities rated in the highest short-term rating category, pursuant to procedures adopted by the Board of Trustees. The fund's policy regarding
limiting investments to the highest    rating     category may be changed
upon 90 days' prior notice to shareholders.
The fund, under normal conditions, will invest so that at least 80% of its income distributions is exempt from federal income tax. The fund does not currently intend to purchase municipal obligations that are subject to the federal alternative minimum tax.
FMR normally invests the fund's assets according to its investment strategy and does not expect to invest in federally taxable obligations. The fund also reserves the right to hold a substantial amount of uninvested cash or to invest more than normally permitted in federally taxable obligations for temporary, defensive purposes.
COMMON POLICIES
When you sell your shares of the funds, they should be worth the same amount as when you bought them. Of course, there is no guarantee that the funds will maintain a stable $1.00 share price. The funds follow industry-standard guidelines on the quality and maturity of their investments, which are designed to help maintain a stable $1.00 share price. The funds will purchase only high-quality securities that FMR believes present minimal credit risks and will observe maturity restrictions on securities they buy. In general, securities with longer maturities are more vulnerable to price changes, although they may provide higher yields. It is possible that a major change in interest rates or a default on the funds' investments could cause their share prices (and the value of your investment) to change.
The funds earn income at current money market rates. Each fund stresses
preservation of capital, liquidity, and    income (tax-free income in the
case of Tax-Exempt) and     does not seek the higher yields or capital
appreciation that more aggressive investments may provide. Each fund's
yield will vary from day to day,    and     generally    reflects
current short-term interest rates and other market conditions. It is
important to note that    neither     the funds    nor their yields     are
guaranteed by the U.S. Government.
SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of each fund's limitations and more detailed information about each fund's investments are contained in the funds' SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with a fund's investment objective and policies and that doing so will help a fund achieve its goal. Current holdings and recent investment strategies are described in each fund's financial reports, which are sent to shareholders twice a year. For a free SAI or financial report, call Fidelity Client Services at 1-800-843-3001.
MONEY MARKET SECURITIES are high-quality, short-term obligations issued by the U.S. Government, corporations, financial institutions, municipalities, local and state governments, and other entities. These obligations may carry fixed, variable, or floating interest rates. Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets so that they are eligible investments for money market funds. A security's credit may be enhanced by a bank, insurance company, or other entity. If the structure does not perform as intended, adverse tax or investment consequences may result.
U.S. GOVERNMENT MONEY MARKET SECURITIES are short-term debt obligations issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government securities are backed by the full faith and credit of the United States. For example, securities issued by the Federal Farm Credit Bank or by the Federal National Mortgage Association are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. However, securities issued by the Financing Corporation are supported only by the credit of the entity that issued them.
MUNICIPAL SECURITIES are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be issued in anticipation of future revenues, and may be backed by the full taxing power of a municipality, the revenues from a specific project, or the credit of a private organization. The value of some or all municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders. A fund may own a municipal security directly or through a participation interest.
FOREIGN SECURITIES may involve different risks than domestic securities, including risks relating to the political and economic conditions of the foreign country involved, which could affect the payment of principal or interest. Issuers of foreign securities include foreign governments, corporations, and banks.
RESTRICTIONS: Treasury, Government, Domestic, Treasury Only, and Tax-Exempt may not invest in foreign securities. Money Market and Rated Money Market may not invest in foreign securities unless they are denominated in U.S. dollars.
ASSET-BACKED SECURITIES include interests in pools of mortgages, loans, receivables, or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
VARIABLE AND FLOATING RATE SECURITIES have interest rates that are periodically adjusted either at specific intervals or whenever a benchmark rate changes. These interest rate adjustments are designed to help stabilize the security's price.
STRIPPED SECURITIES are the separate income or principal components of a debt security. Their risks are similar to those of other money market securities, although they may be more volatile.
REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund temporarily transfers possession of a portfolio instrument to another party in return for cash. This could increase the risk of fluctuation in the fund's yield or in the market value of its assets.
RESTRICTION:    Treasury Only, Treasury, and Tax-Exempt     do not intend
to engage in reverse repurchase agreements.
OTHER MONEY MARKET SECURITIES may include commercial paper, certificates of deposit, bankers' acceptances, and time deposits.
MUNICIPAL LEASE OBLIGATIONS are used by municipalities to acquire land, equipment, or facilities. If the municipality stops making payments or transfers its obligations to a private entity, the obligation could lose value or become taxable.
OTHER MUNICIPAL SECURITIES may include obligations of U.S. territories and possessions such as Guam, the Virgin Islands, and Puerto Rico, and their political subdivisions and public corporations.
PUT FEATURES entitle the holder to put (sell back) a security to the issuer or a financial intermediary. In exchange for this benefit, a fund may pay periodic fees or accept a lower interest rate. The credit quality of the investment may be affected by the creditworthiness of the put provider. Demand features, standby commitments, and tender options are types of put features.
PRIVATE ENTITIES may be involved in some municipal securities. For example, industrial revenue bonds are backed by private entities, and resource recovery bonds often involve private corporations. The viability of a project or tax incentives could affect the value and credit quality of these securities.
ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities, and some other securities, may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to a fund.
RESTRICTION   :     A fund may not purchase a security if, as a result,
more than 10% of its net assets would be invested in illiquid securities. WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS are trading practices in which payment and delivery for the securities take place at a future date. The market value of a security could change during this period, which could affect the market value of a fund's assets.
FINANCIAL SERVICES INDUSTRY. Companies in the financial services industry are subject to various risks related to that industry, such as government regulation, changes in interest rates, and exposure on loans, including loans to foreign borrowers. If a fund invests substantially in this industry, its performance may be affected by conditions affecting the industry.
DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry or type of project. Economic, business, or political changes can affect all securities of a similar type.
RESTRICTIONS: Each fund (other than Treasury, Treasury Only and Tax-Exempt)
may not invest more than 5% of its total assets in any    one     issuer,
except that, each fund (other than Treasury, Treasury Only and Tax-Exempt) may invest up to 10% of its total assets in the highest quality securities
of a single issuer for up to three    business     days.
With respect to 75% of its total assets, Tax-Exempt may not purchase a security if, as a result, more than 5% of its total assets would be invested in the securities of a single issuer.
These limitations    do     not apply to U.S. Government securities.
Tax-Exempt may invest more than 25% of its total assets in tax-free securities that finance similar types of projects.
BORROWING. Each fund may borrow from banks or from other funds advised by FMR, or through reverse repurchase agreements, and may make additional investments while borrowings are outstanding.
RESTRICTIONS: Each of Treasury, Government, Domestic, Money Market, Treasury Only, and Rated Money Market may borrow only for temporary or emergency purposes, or engage in reverse repurchase agreements, but not in an amount exceeding 331/3% of its total assets. Tax-Exempt may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets.
LENDING.    A     fund may lend money to other funds advised by FMR.
RESTRICTION: Loans, in the aggregate, may not exceed 331/3% of a fund's total assets.
FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.
Treasury Only seeks as high a level of current income as is consistent with the security of principal and liquidity, and to maintain a constant NAV of $1.00.
Each of Treasury, Government, Domestic, Money Market, and Rated Money Market seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.
Tax-Exempt seeks as high a level of interest income exempt from federal income tax as is consistent with a portfolio of high-quality, short-term municipal obligations selected on the basis of liquidity and stability of principal. The fund, under normal conditions, will invest so that at least 80% of its income distributions is exempt from federal income tax.
With respect to 75% of its total assets, Tax-Exempt may not purchase a security if, as a result, more than 5% of its total assets would be invested in the securities of a single issuer.
Each of Treasury, Government, Domestic, Money Market, Treasury Only, and Rated Money Market may borrow only for temporary or emergency purposes, or engage in reverse repurchase agreements, but not in an amount exceeding 331/3% of its total assets. Tax-Exempt may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets.
   E    ach of Domestic, Money Market, and Rated Money Market will invest more than 25% of its total assets in obligations of companies in the financial services industry.
Loans, in the aggregate, may not exceed 331/3% of a fund's total assets. BREAKDOWN OF EXPENSES
Like all mutual funds, the funds pay fees related to their daily operations. Expenses paid out of each class's assets are reflected in that class's share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
Each fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. FMR in turn pays fees to an affiliate who provides assistance with these services. Each fund also pays OTHER EXPENSES, which are explained below.
MANAGEMENT FEE
FMR HAS    SUB-ADVISORY     AGREEMENTS with FMR Texas, which has primary
responsibility for providing investment management for each fund, while FMR
retains responsibility for providing    the     funds with other management
services. FMR pays FMR Texas 50% of its management fee (before expense
reimbursements) for these services. In    the     fiscal    year ended
March 31, 1995 (August 31, 1995 for Rated Money Market),     FMR paid FMR
Texas the following percentages of each fund's average net assets.
Fund Name            Percentage of
                     Average
                     Net Assets

Treasury             0.10%

Government           0.10%

Domestic             0.10%

Money Market         0.10%

Tax-Exempt           0.10%

Treasury Only        0.21%

Rated Money Market      0.21    %

OTHER EXPENSES
While the management fee is a significant component of each fund's annual operating costs, the funds have other expenses as well.
FIIOC performs transfer agency, dividend disbursing and shareholder servicing functions for Class III shares of each of Treasury, Government, Domestic, Money Market, Treasury Only, and Rated Money Market (the Taxable Funds). Fidelity Service Co. (FSC) calculates the NAV and dividends for
Class III of each Taxable Fund,    and     maintains the general accounting
records for Class III of each Taxable Fund. These expenses are paid by FMR on behalf of Rated Money Market and Treasury Only pursuant to its
management contract. In    the     fiscal    year ended March 31,     1995,
the following fees were paid to FIIOC and FSC:
Fund Name      Percentage of    Percentage of
               Class III's      the Fund's
               Average Net      Average Net
               Assets           Assets Paid to
                Paid to FIIOC   FSC

Treasury          0.02    %     0.01%

Government     0.05%               0.01    %

Domestic          0.08    %        0.01    %

Money Market      0.03    %        0.01    %

UMB has entered into sub-arrangements pursuant to which FI   I    OC
performs transfer agency, dividend disbursing and shareholder services for Class III of Tax-Exempt. UMB has entered into sub-arrangements pursuant to which FSC calculates the NAV and dividends for Class III of Tax-Exempt and maintains Tax-Exempt's general accounting records. All of the fees are paid to FIIOC and FSC by UMB, which is reimbursed by Class III or the fund, as appropriate, for such payments.
In    the     fiscal    year ended March 31, 1995,     fees paid by UMB to
FSC on behalf of Tax-Exempt amounted to    0.01%     of its average net
assets.
Class III of each fund has adopted a DISTRIBUTION AND SERVICE PLAN. Under the Plans, Class III of each fund is authorized to pay FDC a monthly distribution fee as compensation for its services and expenses in connection with the distribution of Class III shares of each fund and providing personal service to and/or maintenance of shareholder accounts. Class III of each fund currently pays FDC monthly at an annual rate of 0.25% of its average net assets determined at the close of business on each day throughout the month.
The Plans specifically recognize that FMR may make payments from its management fee revenue, past profits or other resources to reimburse FDC
for    expenses incurred in connection with the distribution of Class III
shares including     payments made    by FDC to     financial institutions
for their services to Class II   I     shareholders. The Board of Trustees
of each fund has not authorized such payments.
Each fund, other than Rated Money Market and Treasury Only, also pays other expenses, such as legal, audit, and custodian fees; in some instances, proxy solicitation costs; and the compensation of trustees who are not affiliated with Fidelity. Rated Money Market and Treasury Only also pay
other expenses such as brokerage    fees and     commissions, interest on
borrowings (only Treasury Only), taxes, and the compensation of trustees who are not affiliated with Fidelity.
YOUR ACCOUNT


HOW TO BUY SHARES
If you are investing through a securities dealer, financial or other institution (Financial Institution), contact that Financial Institution directly. Certain features of a fund may be modified when it is made available through a program of services offered by a Financial Institution, and administrative charges (in addition to payments the Financial Institution may receive pursuant to the Distribution and Service Plan) may
be imposed for the services rendered.    In particular, a broker may charge
transaction fees with respect to the purchase and sale of fund shares.
    It is the responsibility of your Financial Institution to submit purchases and redemptions in order for you to receive the next determined NAV.
EACH CLASS'S SHARE PRICE, called NAV, is calculated every business day. The
funds are managed to keep share prices stable at $1.00.    Class III
    shares are sold without a sales charge.
Shares are purchased at the next NAV calculated after your order is received and accepted by the transfer agent. NAV is normally calculated at
12:00 p.m. Eastern time for Tax-Exempt    and     Treasury Only; 3:00 p.m.
Eastern time for Government, Domestic, and Money Market; 3:00 p.m. and 4:00
p.m. Eastern time for Rated Money Market; and 3:00        p.m. and 5:00
p.m. Eastern time for Treasury.
Share certificates are not available for the funds.
IF YOU ARE NEW TO FIDELITY, an initial investment must be preceded or accompanied by a completed, signed application, which should be forwarded to:
 Fidelity Client Services
 c/o Fidelity Institutional Money Market Funds
 FIIOC
 P.O. Box 1182
 Boston, MA 02103-1182
IF YOU ALREADY HAVE MONEY INVESTED IN A FIDELITY FUND   ,     you can:
(small solid bullet) Place a purchase order and wire money into your account, or
(small solid bullet) Open an account by exchanging from the same class
of        any fund that is offered through this prospectus.
INVESTMENTS IN THE FUNDS MUST BE MADE USING THE FEDERAL RESERVE WIRE SYSTEM. Checks will not be accepted as a means of investment.
BY    WIRE    . For wiring information and instructions, you should call the Financial Institution through which you trade or if you trade directly through Fidelity, call Fidelity Client Services. There is no fee imposed by the funds for wire purchases. However, if you buy shares through a Financial Institution, the Financial Institution may impose a fee for wire purchases.
       Fidelity Client Services:
Nationwide 1-800-843-3001
In order to receive same-day acceptance of your investment, you must call Fidelity Client Services and place your order between 8:30 a.m. and 12:00
p.m. Eastern time for Tax-Exempt    and     Treasury Only   ; 8:30 a.m. and
3:00 p.m. Eastern time for     Government, Domestic    and     Money
Market; 8:30 a.m. and 4:00 p.m. Eastern time for Rated Money Market; and 8:30 a.m. and 5:00 p.m. Eastern time for Treasury, on days the funds are open for business.
If Fidelity Client Services is not advised of your purchase prior to the stated cutoff time, your purchase will not be accepted by the transfer agent. All wires must be received by the transfer agent in good order at the applicable fund's designated wire bank before the close of the Federal
Reserve Wire System    on that day    .
In order to purchase shares of Treasury after 3:00 p.m. Eastern time, you must contact Fidelity Client Services one week in advance to make late-trading arrangements. In order to receive same-day acceptance of your purchase order for Treasury after 3:00 p.m. Eastern time, you must call Fidelity Client Services as early in the day as possible. Wired money for purchase orders for Treasury placed after 3:00 p.m. Eastern time that is not properly identified with a wire reference number will be returned to the bank from which it was wired and will not be credited to your account. You are advised to wire funds as early in the day as possible, and to provide advance notice to Fidelity Client Services for purchases over $10 million ($5 million for Treasury Only).
You will earn dividends on the day of your investment, provided (i) you telephone Fidelity Client Services and place your trade between 8:30 a.m. and 12:00 p.m. Eastern time for Tax-Exempt and Treasury Only; 8:30 a.m. and 3:00 p.m. Eastern time for Government, Domestic, Money Market, and Rated Money Market; and 8:30 a.m. and 5:00 p.m. Eastern time for Treasury, on
days the fund   s are     open for business, and (ii) the fund's designated
wire bank receives the wire before the close of the Federal Reserve Wire System on the day your purchase order is accepted by the transfer agent. MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT $1,000,000   *
MINIMUM BALANCE $1,000,000
   * THE MINIMUM INITIAL INVESTMENT OF $1 MILLION MAY BE WAIVED IF YOUR AGGREGATE BALANCE IN THE FIDELITY INSTITUTIONAL MONEY MARKET FUNDS IS GREATER THAN $10 MILLION. PLEASE CONTACT FIDELITY CLIENT SERVICES FOR MORE INFORMATION REGARDING THIS WAIVER.
HOW TO SELL SHARES
You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares. Your shares will be sold at the next NAV calculated after your order is received and accepted by the transfer agent. NAV is normally calculated at 12:00 p.m. Eastern time for
Tax-Exempt    and     Treasury Only; 3:00 p.m. Eastern time for Government,
Domestic, and Money Market; 3:00 p.m. and 4:00 p.m. Eastern time for Rated Money Market; and 3:00 p.m. and 5:00 p.m. Eastern time for Treasury.
BY TELEPHONE. Redemption requests may be made by calling Fidelity Client Services at the phone number listed on page .
You must designate on your account application the U.S. commercial bank account(s) into which you wish the redemption proceeds to be deposited. Fidelity Client Services will then notify you that this feature has been activated and that you may request wire redemptions.
You may change the bank account(s) designated to receive redemption proceeds at any time prior to making a redemption request. You should send a letter of instruction, including a signature guarantee, to Fidelity Client Services at the address shown on page .
You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.
There is no fee imposed by the funds for wiring of redemption proceeds. However, if you buy shares through a Financial Institution, the Financial Institution may impose a fee for wire redemptions.
Redemption proceeds will be wired via the Federal Reserve Wire System to your bank account of record. If your redemption request is received by telephone between 8:30 a.m. and 12:00 p.m. Eastern time for Tax-Exempt and Treasury Only; 8:30 a.m. and 3:00 p.m. Eastern time for Government,
Domestic, Money Market, and Rated Money Market   ; and 8:30 a.m. and 5:00
p.m. Eastern time for Treasury,     redemption proceeds will normally be
wired on the same day your redemption request is received by the transfer agent.
A fund reserves the right to take up to seven days to pay you if making immediate payment would adversely affect the fund.
In order to redeem shares of Treasury after 3:00 p.m. Eastern time, you must contact Fidelity Client Services one week in advance to make late trading arrangements.
You are advised to place your trades as early in the day as possible. INVESTOR SERVICES
Fidelity provides a variety of services to help you manage your account. INFORMATION SERVICES
STATEMENTS AND REPORTS that the transfer agent sends to you include the following:
(small solid bullet) Confirmation statements (after every transaction, except a reinvestment, that affects your account balance or your account registration)
(small solid bullet) Account statements (monthly)
(small solid bullet) Financial reports (every six months)
To reduce expenses, only one copy of most financial reports will be mailed, even if you have more than one account in a fund. Call Fidelity Client Services at 1-800-843-3001 if you need additional copies of financial reports or historical account information.
SUB-ACCOUNTING AND SPECIAL SERVICES. Special processing has been arranged with FIIOC for institutions that wish to open multiple accounts (a master account and sub-accounts). You may be required to enter into a separate agreement with FIIOC. Charges for these services, if any, will be determined based on the level of services to be rendered.
SHAREHOLDER AND ACCOUNT POLICIES


DIVIDENDS, CAPITAL GAINS, AND TAXES
Each fund distributes substantially all of its net investment income and capital gains, if any, to shareholders each year. Income dividends are declared daily and paid monthly.
Income dividends declared are accrued daily throughout the month and are normally distributed on the first business day of the following month. Based on prior approval of each fund, dividends relating to Class III shares redeemed during the month can be distributed on the day of redemption. Each fund reserves the right to limit this service. DISTRIBUTION OPTIONS
When you open an account, specify on your account application how you want to receive your distributions. The funds offer two options:
1. REINVESTMENT OPTION. Your dividend and capital gain distributions, if any, will be automatically reinvested in additional shares of the same class of the fund. If you do not indicate a choice on your application, you will be assigned this option.
2. CASH OPTION. You will be sent a wire for your dividend and capital gain distributions, if any.
Dividends will be reinvested at each fund's Class III NAV on the last day of the month. Capital gain distributions, if any, will be reinvested at the NAV as of the record date of the distribution.
TAXES
As with any investment, you should consider how an investment in the funds could affect you. Below are some of the funds' tax implications.
TAXES ON DISTRIBUTIONS. Interest income that Tax-Exempt earns is distributed to shareholders as income dividends. Interest that is federally tax-free remains tax-free when it is distributed. Distributions from the Taxable Funds, however, are subject to federal income tax and may also be subject to state or local taxes. If you live outside the United States, your distributions from these funds could also be taxed by the country in which you reside.
For federal tax purposes, the income and short-term capital gain distributions from each of Treasury, Government, Domestic, Money Market, Treasury Only, and Rated Money Market are taxed as dividends; long-term capital gain distributions, if any, are taxed as long-term capital gains. However, for shareholders of Tax-Exempt, gain on the sale of tax-free bonds results in taxable distributions. Short-term capital gains and a portion of the gain on bonds purchased at a discount are taxed as dividends; long-term capital gain distributions, if any, are taxed as long-term capital gains. Mutual fund dividends from U.S. Government securities are generally free from state and local income taxes. However, particular states may limit this benefit, and some types of securities, such as repurchase agreements and some agency-backed securities, may not qualify for the benefit. Ginnie mae securities and other mortgage-backed securities are notable exceptions in most states. In addition, some states may impose intangible property taxes. You should consult your own tax adviser for details and up-to-date information on the tax laws in your state.
During the fiscal    year ended March 31,     1995,    27    % of
Treasury's,    20    % of Government's,    100    % of Treasury Only's,
   2% of Domestic's, and 1% of Money Market's     income distributions were
derived from interest on U.S. Government securities which is generally
exempt from state income tax.    During the fiscal year ended August 31,
1995, 4% of Rated Money Market's income distributions was derived from interest on U.S. Government securities which is generally exempt from state income tax.
Distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.
Every January, the transfer agent will send you and the IRS a statement showing the taxable distributions paid to you in the previous year.
A portion of Tax-Exempt's dividends may be free from state or local taxes. Income from investments in your state are often tax-free to you. Each year, the transfer agent will send you a breakdown of Tax-Exempt's income from each state to help you calculate your taxes.
During the fiscal    year ended March 31,     1995,    100    % of
Tax-Exempt's income dividends was free from federal income tax.
There are tax requirements that all funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a fund may have to limit its investment activity in some types of instruments. TRANSACTION DETAILS
EACH FUND IS OPEN FOR BUSINESS and its NAV is normally calculated each day that both the Federal Reserve Bank of New York (New York Fed) (for all
Taxable Funds)    or     the Federal Reserve Bank of Kansas City (Kansas
City Fed) (for Tax-Exempt) and the New York Stock Exchange (NYSE) are open. The following holiday closings have been scheduled for 1996: New Year's Day, Martin Luther King 's Birthday, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Thanksgiving Day, and Christmas Day. Although FMR expects the same holiday schedule to be observed in the future, the Kansas City Fed, the New York Fed, or the NYSE may modify its holiday schedule at any time. On any day that the Kansas City Fed, the New York Fed, or the NYSE closes early, the principal government securities markets close early (such as on days in advance of holidays generally observed by participants in such markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received.
To the extent that portfolio securities are traded in other markets on days when the Kansas City Fed, the New York Fed, or the NYSE is closed, each fund's NAV may be affected on days when investors do not have access to the fund to purchase or redeem shares. Certain Fidelity funds may follow different holiday closing schedules.
A CLASS'S NAV is the value of a single share. The NAV of Class III of each fund is computed by adding Class III's pro rata share of the value of the fund's investments, cash, and other assets, subtracting Class III's pro rata share of the value of the fund's liabilities, subtracting the liabilities allocated to Class III, and dividing the result by the number of Class III shares of that fund that are outstanding. Each fund values its portfolio securities on the basis of amortized cost. This method minimizes the effect of changes in a security's market value and helps each fund maintain a stable $1.00 share price.
THE OFFERING PRICE (price to buy one share) and REDEMPTION PRICE (price to sell one share) of Class III are its NAV.
WHEN YOU SIGN YOUR ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.
YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE. Fidelity and the transfer agent may only be liable for losses resulting from unauthorized transactions if they do not follow reasonable procedures designed to verify the identity of the caller. Fidelity and the transfer agent will request personalized security codes or other information, and may also record calls. You should verify the accuracy of the confirmation statements immediately after receipt. If you do not want the ability to redeem and exchange by telephone, call the transfer agent for instructions. Additional documentation may be required from corporations, associations and certain fiduciaries.
EACH FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES for a period of time. Each fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions" on page . Purchase orders may be refused if, in FMR's opinion, they would disrupt management of a fund.
TO ALLOW FMR TO MANAGE THE FUNDS MOST EFFECTIVELY, you are urged to initiate all trades as early in the day as possible and to notify Fidelity Client Services in advance of transactions in excess of $10 million
(    $5 million for Treasury Only   )    .
WHEN YOU PLACE AN ORDER TO BUY SHARES, your shares will be purchased at the next NAV calculated after your order is received and accepted by the transfer agent. Note the following:
(small solid bullet) All of your purchases must be made by federal funds wire; checks will not be accepted for purchases.
(small solid bullet) If your wire is not received by the close of the Federal Reserve Wire System, you could be liable for any losses or fees a fund or the transfer agent has incurred or for interest and penalties.
Net interest income for dividend purposes is determined by FSC on a daily basis and shall be payable to shareholders of record at the time of its declaration (including, for this purpose, holders of Class III shares purchased, but excluding holders of shares redeemed, on that day).
The income declared for Treasury is based on estimates of net interest income for the fund. Actual income may differ from estimates, and differences, if any, will be included in the calculation of subsequent dividends.
Shareholders of record as of 12:00 p.m. Eastern time for Tax-Exempt    and
    Treasury Only;        3:00 p.m. Eastern time for Government, Domestic,
Money    Market, and Rated Money Market; and 5:00 p.m. Eastern time for
Treasury,     will be entitled to dividends declared that day.
Shares of Rated Money Market purchased    between     3:00 p.m.    and 4:00
p.m.     Eastern time begin to earn income dividends on the following business day.
WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at the next NAV calculated after your order is received and accepted by the transfer agent. Note the following:
(small solid bullet) Shares    of Rated Money Market redeemed     before
3:00 p.m. Eastern time do not receive the dividend declared on the day of
redemption   ; s    hares of Rated Money Market redeemed    between
3:00 p.m.    and 4:00 p.m.     Eastern time do receive the dividends
declared on the day of redemption.
(small solid bullet) Shares of Treasury, Government, Domestic, Money Market, Treasury Only, and Tax-Exempt do not receive the dividend declared on the day of redemption.
(small solid bullet) A fund may withhold redemption proceeds until it is reasonably assured that investments credited to your account have been received and collected.
When the NYSE, the Kansas City Fed, or the New York Fed is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the SEC to merit such action, a fund may suspend redemption or postpone payment dates. In cases of suspension of the right of redemption, the request for redemption may either be withdrawn or payment may be made based on the NAV next determined after the termination of the suspension.
IF YOUR ACCOUNT BALANCE FALLS BELOW $1,000,000 due to redemption, the account may be closed and the proceeds may be wired to your bank account of record. You will be given 30 days' notice that your account will be closed unless it is increased to the minimum.
THE TRANSFER AGENT MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
EXCHANGE RESTRICTIONS
As a shareholder you have the privilege of exchanging Class III shares of any fund offered through this prospectus at no charge for Class III shares of any other fund offered through this prospectus.
An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.
BY TELEPHONE. Exchanges may be requested on any day a fund is open for business by calling Fidelity Client Services at the number listed on page between 8:30 a.m. and 12:00 p.m. Eastern time for Tax-Exempt and Treasury Only; 8:30 a.m. and 3:00 p.m. Eastern time for Government, Domestic, Money Market, and Rated Money Market; and 8:30 a.m. and 5:00 p.m. Eastern time for Treasury.
BY MAIL. You may exchange shares on any business day by submitting written instructions with an authorized signature which is on file for that account. Written requests for exchanges should contain the fund name, account number, the number of shares to be redeemed, and the name of the fund to be purchased. Written requests for exchange should be mailed to Fidelity Client Services at the address on page .
WHEN YOU PLACE AN ORDER TO EXCHANGE SHARES, Class III shares will be redeemed at the next determined NAV after your order is received and accepted by the transfer agent. Shares of the fund to be acquired will be purchased at its next determined NAV after redemption proceeds are made available. You should note that, under certain circumstances, a fund may take up to seven days to make redemption proceeds available for the exchange purchase of shares of another fund. In addition, please note the following:
(small solid bullet) Exchanges will not be permitted until a completed and signed account application is on file.
(small solid bullet) The fund you are exchanging into must be registered for sale in your state.
(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number. (small solid bullet) Before exchanging into a fund, read its prospectus. (small solid bullet) You will earn dividends in the acquired fund in accordance with the fund's customary policy, normally on the day the exchange request is received.
(small solid bullet) Exchanges may have tax consequences for you.
(small solid bullet) Each fund reserves the right to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
(small solid bullet) Your exchanges may be restricted or refused if a fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a fund.
Although the funds will attempt to give you prior notice whenever they are reasonably able to do so, they may impose these restrictions at any time. The funds reserve the right to terminate or modify the exchange privilege in the future.
No dealer, sales representative or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related SAI, in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been
authorized by the fund   s     or FDC. This Prospectus and the related SAI
do not constitute an offer by the fund   s     or by FDC to sell or to buy
shares of the fund   s     to any person to whom it is unlawful to make
such offer.
FIDELITY INSTITUTIONAL MONEY MARKET FUNDS - CLASS III

CROSS REFERENCE SHEET
FORM N-1A

ITEM NUMBER   STATEMENT OF ADDITIONAL INFORMATION SECTION


10, 11           ............................   Cover Page; Table of Contents

12               ............................   *

13       a - c   ............................   Investment Policies and Limitations

         d       ............................   Portfolio Transactions

14       a - c   ............................   Trustees and Officers

15       a       ............................   *

         b       ............................   Description of the Trusts

         c       ............................   Trustees and Officers

16       a i     ............................   FMR

           ii    ............................   Trustees and Officers

          iii    ............................   Management Contracts

         b,c,d   ............................   Management Contracts

         e       ............................   *

         f       ............................   Distribution and Service Plans

         g       ............................   *

         h       ............................   Description of the Trusts

         i       ............................   Management Contracts

17       a       ............................   Portfolio Transactions

         b       ............................   Portfolio Transactions

         c       ............................   Portfolio Transactions

         d, e    ............................   *

18       a       ............................   Description of the Trusts

         b       ............................   *

19       a       ............................   Additional Purchase, Exchange and Redemption
                                                Information

         b       ............................   Additional Purchase, Exchange and Redemption
                                                Information; Valuation

         c       ............................   *

20                                              Distributions and Taxes

21       a, b    ............................   Distribution and Service Plans; Management
                                                Contracts

         c       ............................   *

22               ............................   Performance

23               ............................   Financial Statements


* Not Applicable
FIDELITY INSTITUTIONAL MONEY MARKET FUNDS: CLASS III
FIDELITY INSTITUTIONAL CASH PORTFOLIOS:
Domestic, Government, Money Market, Treasury
FIDELITY INSTITUTIONAL TAX-EXEMPT CASH PORTFOLIOS:
Tax-Exempt
DAILY MONEY FUND:
Treasury Only
FIDELITY MONEY MARKET TRUST:
Rated Money Market
STATEMENT OF ADDITIONAL INFORMATION
NOVEMBER 1, 1995
This Statement of Additional Information (SAI) is not a prospectus but should be read in conjunction with the funds' current Prospectus (dated November 1, 1995). Please retain this document for future reference. The funds' financial statements and financial highlights, included in the
Annual Report, for the fiscal year ended March 31, 1995    (August 31, 1995
for Rated Money Market)    , are incorporated herein by reference. To
obtain an additional copy of the Prospectus or the Annual Report, please call Fidelity Distributors Corporation at 1-800-544-8888.
TABLE OF CONTENTS   PAGE

Investment Policies and Limitations

Portfolio Transactions

Valuation

Performance

Additional Purchase, Exchange and Redemption Information

Distributions and Taxes

FMR

Trustees and Officers

Management Contracts

Contracts with FMR Affiliates

Distribution and Service Plans

Description of the Trusts

Financial Statements

Appendix

INVESTMENT ADVISER
Fidelity Management & Research Company (FMR)
SUB-ADVISER
FMR Texas Inc. (FMR Texas)
DISTRIBUTOR
Fidelity Distributors Corporation (FDC)
TRANSFER AGENT FOR TAXABLE FUNDS
Fidelity Investments Institutional Operations Company (FIIOC)
TRANSFER AGENT FOR TAX-EXEMPT
UMB Bank, n.a. (UMB)
IMM   III    -ptb-1195
INVESTMENT POLICIES AND LIMITATIONS
The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation shall be determined immediately after and as a result of a fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with each fund's investment policies and limitations.
Each fund's fundamental investment policies and limitations may not be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940 Act)) of each fund. However, except for the fundamental investment limitations set forth below, the investment policies and limitations described in this SAI are not fundamental, and may be changed without shareholder approval. INVESTMENT LIMITATIONS OF FIDELITY INSTITUTIONAL CASH PORTFOLIOS: TREASURY THE FOLLOWING ARE TREASURY'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) purchase the securities of any issuer (other than obligations issued or guaranteed as to principal and interest by the government of the United States, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, provided, however, that with respect to 25% of its total assets, 10% of its assets may be invested in the securities of an issuer;
(2) issue senior securities, except as permitted under the 1940    Act    ;
(3) borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the value of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) buy or sell real estate;
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;
(8) invest in oil, gas, or other mineral exploration or development programs; or
(9) invest in companies for the purpose of exercising control or management.
(10) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the fund. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL, AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only from a bank or from a registered investment company or fund for which FMR or an affiliate serves as investment adviser. The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase or sell futures contracts or call options. This limitation does not apply to options attached to, or acquired or traded together with, their underlying securities, and does not apply to securities that incorporate features similar to options or futures contracts.
(v) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.
(vi) The fund does not currently intend to make loans, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(vii) The fund does not currently intend to invest in interests in real estate investment trusts that are not readily marketable, or to invest in interests in real estate limited partnerships that are not listed on the NYSE or the AMEX or traded on the NASDAQ National Market System.
(viii) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the Trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.
(ix) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.
   (x) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by FMR or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
Treasury, under normal conditions, invests 100% of its total assets in U.S. Treasury bills, notes and bonds and other direct obligations of the U.S. Treasury. The fund may also engage in repurchase agreements backed by those obligations. These operating policies may be changed upon 90 days' notice to shareholders.
For the fund's policies on quality and maturity, see the section entitled "Quality and Maturity" on page .
INVESTMENT LIMITATIONS OF FIDELITY INSTITUTIONAL CASH PORTFOLIOS:
GOVERNMENT
THE FOLLOWING ARE GOVERNMENT'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) purchase the securities of any issuer (other than obligations issued or guaranteed as to principal and interest by the government of the United States, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, provided, however, that with respect to 25% of its total assets, 10% of its assets may be invested in the securities of an issuer;
(2) issue senior securities, except as permitted under the    1940 Act    ;
(3) borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the value of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) buy or sell real estate;
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;
(8) invest in oil, gas, or other mineral exploration or development programs; or
(9) invest in companies for the purpose of exercising control or management.
(10) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the fund. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL, AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to purchase a security (other than a security issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of a single issuer; provided that the fund may invest up to 10% of its total assets in the first tier securities of a single issuer for up to three business days.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund may borrow money only (a) from a bank or from a registered investment company or fund for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party. The fund will not purchase any security while borrowings (excluding reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vi) The fund does not currently intend to purchase or sell futures contracts or call options. This limitation does not apply to options attached to, or acquired or traded together with, their underlying securities, and does not apply to securities that incorporate features similar to options or futures contracts.
(vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.
(viii) The fund does not currently intend to make loans, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(ix) The fund does not currently intend to invest in interests in real estate investment trusts that are not readily marketable, or to invest in interests in real estate limited partnerships that are not listed on the NYSE or the AMEX or traded on the NASDAQ National Market System.
(x) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.
   (xi) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the Trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.
(xi   i    ) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by FMR or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund. For the fund's policies on quality and maturity, see the section entitled "Quality and Maturity" on page .
INVESTMENT LIMITATIONS OF FIDELITY INSTITUTIONAL CASH PORTFOLIOS: DOMESTIC THE FOLLOWING ARE DOMESTIC'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) purchase the securities of any issuer (other than obligations issued or guaranteed as to principal and interest by the government of the United States, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, provided, however, that with respect to 25% of its total assets, 10% of its assets may be invested in the securities of an issuer;
(2) issue senior securities, except as permitted under the    1940     Act;
(3) borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the value of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 Act in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the fund will invest more than 25% of its total assets in the financial services industry;
(6) buy or sell real estate;
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;
(8) invest in oil, gas, or other mineral exploration or development programs; or
(9) invest in companies for the purpose of exercising control or management.
(10) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the fund. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL, AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to purchase a security (other than a security issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of a single issuer; provided that the fund may invest up to 10% of its total assets in the first tier securities of a single issuer for up to three business days.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund may borrow money only (a) from a bank or from a registered investment company or fund for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party. The fund will not purchase any security while borrowings (excluding reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vi) The fund does not currently intend to purchase or sell futures contracts or call options. This limitation does not apply to options attached to, or acquired or traded together with, their underlying securities, and does not apply to securities that incorporate features similar to options or futures contracts.
(vii) The fund does not currently intend to lend assets other than securities to other parties, except by lending money (up to 10% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(viii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.
(ix) The fund does not currently intend to invest in interests in real estate investment trusts that are not readily marketable, or to invest in interests in real estate limited partnerships that are not listed on the NYSE or the AMEX or traded on the NASDAQ National Market System.
(x) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the Trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.
(xi) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.
(xii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by FMR or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the fund's policies on quality and maturity, see the section entitled "Quality and Maturity" on page .
INVESTMENT LIMITATIONS OF FIDELITY INSTITUTIONAL CASH PORTFOLIOS: MONEY
MARKET
THE FOLLOWING ARE MONEY MARKET'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) purchase the securities of any issuer (other than obligations issued or guaranteed as to principal and interest by the government of the United States, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, provided, however, that with respect to 25% of its total assets, 10% of its assets may be invested in the securities of an issuer;
(2) issue senior securities, except as permitted under the    1940 Act    ;
(3) borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the value of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the fund will invest more than 25% of its total assets in the financial services industry;
(6) buy or sell real estate;
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;
(8) invest in oil, gas, or other mineral exploration or development programs; or
(9) invest in companies for the purpose of exercising control or management.
(10) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the fund. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL, AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to purchase a security (other than a security issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of a single issuer; provided that the fund may invest up to 10% of its total assets in the first tier securities of a single issuer for up to three business days.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund may borrow money only (a) from a bank or from a registered investment company or fund for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party. The fund will not purchase any security while borrowings (excluding reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vi) The fund does not currently intend to purchase or sell futures contracts or call options. This limitation does not apply to options attached to, or acquired or traded together with, their underlying securities, and does not apply to securities that incorporate features similar to options or futures contracts.
(vii) The fund does not currently intend to lend assets other than securities to other parties, except by lending money (up to 10% of the fund's net assets) to a registered investment company or fund for which FMR or an affiliate serves as investment adviser. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(viii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.
(ix) The fund does not currently intend to invest in interests in real estate investment trusts that are not readily marketable, or to invest in interests in real estate limited partnerships that are not listed on the NYSE or the AMEX or traded on the NASDAQ National Market System.
(x) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the Trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.
(xi) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.
(xii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by FMR or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the fund's policies on quality and maturity, see the section entitled "Quality and Maturity" on page .
INVESTMENT LIMITATIONS OF TAX-EXEMPT
THE FOLLOWING ARE TAX-EXEMPT'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government, or any of its agencies, or instrumentalities) if, as a result thereof, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the    1940     Act;
(3) make short sales of securities;
(4) purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions;
(5) borrow money, except for temporary or emergency purposes (not for leveraging or investment) in an amount not to exceed 33 1/3% of the value of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed 33 1/3% of the fund's assets by reason of a decline in net assets will be reduced within three days (exclusive of Sundays and Holidays) to the extent necessary to comply with the 33 1/3% limitation;
(6) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(7) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government, or any of its agencies, instrumentalities, territories or possessions, or issued or guaranteed by a state government or political subdivision thereof) if as a result more than 25% of the value of its total assets would be invested in securities of companies having their principal business activities in the same industry;
(8) purchase or sell real estate, but this shall not prevent the fund from investing in municipal bonds or other obligations secured by real estate or interest therein;
(9) purchase or sell physical commodities;
(10) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (but this limit does not apply to purchases of debt securities or to repurchase agreements); or
(11) invest in oil, gas or other mineral exploration or development programs.
(12) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the fund. For purposes of limitations (1) and (7), FMR identifies the issuer of a security depending on the terms and conditions of the security. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.
THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL, AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund may borrow money only (a) from a bank or from a registered investment company or fund for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party. The fund will not purchase any security while borrowings (excluding reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(ii) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(iii) The fund does not currently intend to purchase or sell futures contracts or call options. This limitation does not apply to options attached to, or acquired or traded together with, their underlying securities, and does not apply to securities that incorporate features similar to options or futures contracts.
(iv) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.
(v) The fund does not currently intend to purchase the securities of any
issuer if those officers and Trustees of the    Trust     and those
officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.
(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the fund's policies on quality and maturity, see the section entitled "Quality and Maturity" on page .
INVESTMENT LIMITATIONS OF TREASURY ONLY
THE FOLLOWING ARE TREASURY ONLY'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue senior securities, except as permitted under the    1940     Act;
(2) borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; or
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the fund. THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL:
(i) The fund may borrow money only (a) from a bank or from a registered investment company or fund for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party. The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(ii) The fund does not currently intend to make loans, but this limitation does not apply to purchases of debt securities.
(iii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as the fund.
   Subject to revision upon 90 days' notice to shareholders, Treasury Only will not engage in reverse repurchase agreements.
For the fund's policies on quality and maturity, see the section entitled "Quality and Maturity" on page .
INVESTMENT LIMITATIONS OF RATED MONEY MARKET
THE FOLLOWING ARE RATED MONEY MARKET'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result,
(a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the 1940 Act;
(3) borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the fund will invest more than 25% of its total assets in the financial services industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments;
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limit does not apply to purchases of debt securities or to repurchase agreements.
(9) invest in oil, gas or other mineral exploration or development programs.
(10) write or purchase any put or call option. This limitation does not apply to options attached to, or acquired or traded together with, their underlying securities, and does not apply to securities that incorporate features similar to options.
(11) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as the fund.
THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL:
(i) The fund does not currently intend to purchase a security (other than a security issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of a single issuer; provided that the fund may invest up to 10% of its total assets in the first tier securities of a single issuer for up to three business days.
(ii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party. The fund will not purchase any security while borrowings (excluding reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to lend assets other than securities to other parties, except by lending money (up to 10% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
   (vi) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in securities of business enterprises that, including predecessors, have a record of less than three years continuous operation.
(vii) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the Trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.
(vii   i    ) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(   ix    ) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.
(   x    ) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
   For purposes of limitation (vi), pass-through entities and other special purposes vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."
For the fund's policies on quality and maturity, see the section entitled "Quality and Maturity" on page .
Each fund's investments must be consistent with its investment objective and policies. Accordingly, not all of the security types and investment techniques discussed below are eligible investments for each of the funds. AFFILIATED BANK TRANSACTIONS. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may include repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission
(SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.
ASSET-BACKED SECURITIES include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit support.
DELAYED-DELIVERY TRANSACTIONS. Each fund may buy and sell securities on a delayed-delivery or when-issued basis. These transactions involve a commitment by a fund to purchase or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.
When purchasing securities on a delayed-delivery basis, each fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Because a fund is not required to pay for securities until the delivery date, these risks are in addition to the risks associated with the fund's other investments. If a fund remains substantially fully invested at a time when delayed-delivery purchases are outstanding, the delayed-delivery purchases may result in a form of leverage. When delayed-delivery purchases are outstanding, the fund will set aside appropriate liquid assets in a segregated custodial account to cover its purchase obligations. When a fund has sold a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could suffer a loss.
Each fund may renegotiate delayed-delivery transactions after they are entered into, and may sell underlying securities before they are delivered, which may result in capital gains or losses.
DOMESTIC AND FOREIGN ISSUERS. Investments may be made in U.S. dollar-denominated time deposits, certificates of deposit, and bankers' acceptances of U.S. banks and their branches located outside of the United States, U.S. branches and agencies of foreign banks, and foreign branches of foreign banks. A fund may also invest in U.S. dollar-denominated securities issued or guaranteed by other U.S. or foreign issuers, including U.S. and foreign corporations or other business organizations, foreign governments, foreign government agencies or instrumentalities, and U.S. and foreign financial institutions, including savings and loan institutions, insurance companies, mortgage bankers, and real estate investment trusts, as well as banks.
The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and principal on these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidence of ownership of portfolio securities may be held outside of the United States and a fund may be subject to the risks associated with the holding of such property overseas. Various provisions of federal law governing the establishment and operation of U.S. branches do not apply to foreign branches of U.S. banks.
Obligations of U.S. branches and agencies of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation, as well as by governmental action in the country in which the foreign bank has its head office.
Obligations of foreign issuers involve certain additional risks. These risks may include future unfavorable political and economic developments, withholding taxes, seizures of foreign deposits, currency controls, interest limitations, or other governmental restrictions that might affect payment of principal or interest, or the ability to honor a credit commitment. Additionally, there may be less public information available about foreign entities. Foreign issuers may be subject to less governmental regulation and supervision than U.S. issuers. Foreign issuers also generally are not bound by uniform accounting, auditing, and financial reporting requirements comparable to those applicable to U.S. issuers. FEDERALLY TAXABLE OBLIGATIONS. Under normal conditions, Tax-Exempt does not intend to invest in securities whose interest is federally taxable. However, from time to time on a temporary basis, Tax-Exempt may invest a portion of its assets in fixed-income obligations whose interest is subject to federal income tax.
Should Tax-Exempt invest in federally taxable obligations, it would purchase securities that, in FMR's judgment, are of high quality. These obligations would include those issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements backed by such obligations.
Proposals to restrict or eliminate the federal income tax exemption for interest on municipal obligations are introduced before Congress from time to time. Proposals also may be introduced before state legislatures that would affect the state tax treatment of Tax-Exempt's distributions. If such proposals were enacted, the availability of municipal obligations and the value of Tax-Exempt's holdings would be affected, and the Trustees would reevaluate Tax-Exempt's investment objectives and policies.
ILLIQUID INVESTMENTS are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid instruments. In determining the liquidity of a fund's investments, FMR may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset the fund's rights and obligations relating to the investment).
Investments currently considered by the funds to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days. Also, FMR may determine some restricted securities, municipal lease obligations, and time deposits to be illiquid. In the absence of market quotations, illiquid investments are valued for purposes of monitoring amortized cost valuation at fair value as determined in good faith by a committee appointed by the Board of Trustees. If through a change in values, net assets, or other circumstances, a fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity. INTERFUND BORROWING PROGRAM. Pursuant to an exemptive order issued by the SEC, each fund has received permission to lend money to, and borrow money from, other funds advised by FMR or its affiliates. Tax-Exempt will participate in the interfund borrowing program only as a borrower. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. Treasury, Treasury Only, Domestic, Money Market, Government, and Rated Money Market will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). A fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs. Treasury, Government, and Treasury Only do not currently intend to participate in the program as lenders.
MARKET DISRUPTION RISK. The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Municipal bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Further, the application of state law to municipal issuers could produce varying results among the states or among municipal securities issuers within a state. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities. Any of these effects could have a significant impact on the prices of some or all of the municipal securities held by a fund, making it more difficult for the fund to maintain a stable net asset value per share.
MONEY MARKET SECURITIES are high-quality, short-term obligations. Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets. For example, put features can be used to modify the maturity of a security, or interest rate adjustment features can be used to enhance price stability. If the structure does not perform as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the funds.
MUNICIPAL LEASES and participation interests therein may take the form of a lease, an installment purchase, or a conditional sale contract and are issued by state and local governments and authorities to acquire land or a wide variety of equipment and facilities. Generally, the funds will not hold such obligations directly as a lessor of the property, but will purchase a participation interest in a municipal obligation from a bank or other third party. A participation interest gives a fund a specified, undivided interest in the obligation in proportion to its purchased interest in the total amount of the obligation.
Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet to incur debt. These may include voter referenda, interest rate limits, or public sale requirements. Leases, installment purchases, or conditional sale contracts (which normally provide for title to the leased asset to pass to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting their constitutional and statutory requirements for the issuance of debt. Many leases and contracts include "non-appropriation clauses" providing that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on a yearly or other periodic basis. Non-appropriation clauses free the issuer from debt issuance limitations.
       MUNICIPAL SECTORS:
ELECTRIC UTILITIES INDUSTRY. The electric utilities industry has been experiencing, and will continue to experience, increased competitive pressures. Federal legislation in the last two years will open transmission access to any electricity supplier, although it is not presently known to what extent competition will evolve. Other risks include: (a) the availability and cost of fuel, (b) the availability and cost of capital,
(c) the effects of conservation on energy demand, (d) the effects of rapidly changing environmental, safety, and licensing requirements, and other federal, state, and local regulations, (e) timely and sufficient rate increases, and (f) opposition to nuclear power.
HEALTH CARE INDUSTRY. The health care industry is subject to regulatory action by a number of private and governmental agencies, including federal, state, and local governmental agencies. A major source of revenues for the health care industry is payments from the Medicare and Medicaid programs. As a result, the industry is sensitive to legislative changes and reductions in governmental spending for such programs. Numerous other factors may affect the industry, such as general and local economic conditions; demand for services; expenses (including malpractice insurance premiums); and competition among health care providers. In the future, the following elements may adversely affect health care facility operations: adoption of legislation proposing a national health insurance program; other state or local health care reform measures; medical and technological advances which dramatically alter the need for health services or the way in which such services are delivered; changes in medical coverage which alter the traditional fee-for-service revenue stream; and efforts by employers, insurers, and governmental agencies to reduce the costs of health insurance and health care services.
HOUSING. Housing revenue bonds are generally issued by a state, county, city, local housing authority, or other public agency. They generally are secured by the revenues derived from mortgages purchased with the proceeds of the bond issue. It is extremely difficult to predict the supply of available mortgages to be purchased with the proceeds of an issue or the future cash flow from the underlying mortgages. Consequently, there are risks that proceeds will exceed supply, resulting in early retirement of bonds, or that homeowner repayments will create an irregular cash flow. Many factors may affect the financing of multi-family housing projects, including acceptable completion of construction, proper management, occupancy and rent levels, economic conditions, and changes to current laws and regulations.
EDUCATION. In general, there are two types of education-related bonds; those issued to finance projects for public and private colleges and universities, and those representing pooled interests in student loans. Bonds issued to supply educational institutions with funds are subject to the risk of unanticipated revenue decline, primarily the result of decreasing student enrollment or decreasing state and federal funding. Among the factors that may lead to declining or insufficient revenues are restrictions on students' ability to pay tuition, availability of state and federal funding, and general economic conditions. Student loan revenue bonds are generally offered by state (or substate) authorities or commissions and are backed by pools of student loans. Underlying student loans may be guaranteed by state guarantee agencies and may be subject to reimbursement by the United States Department of Education through its guaranteed student loan program. Others may be private, uninsured loans made to parents or students which are supported by reserves or other forms of credit enhancement. Recoveries of principal due to loan defaults may be applied to redemption of bonds or may be used to re-lend, depending on program latitude and demand for loans. Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, and student repayment deferral during periods of forbearance. Other risks associated with student loan revenue bonds include potential changes in federal legislation regarding student loan revenue bonds, state guarantee agency reimbursement and continued federal interest and other program subsidies currently in effect.
WATER AND SEWER. Water and sewer revenue bonds are often considered to have relatively secure credit as a result of their issuer's importance, monopoly status, and generally unimpeded ability to raise rates. Despite this, lack of water supply due to insufficient rain, run-off, or snow pack is a concern that has led to past defaults. Further, public resistance to rate increases, costly environmental litigation, and federal environmental mandates are challenges faced by issuers of water and sewer bonds. TRANSPORTATION. Transportation debt may be issued to finance the construction of airports, toll roads, highways or other transit facilities. Airport bonds are dependent on the general stability of the airline industry and on the stability of a specific carrier who uses the airport as a hub. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads, and the general economic health of the area. Fuel costs and availability also affect other transportation-related securities, as does the presence of alternate forms of transportation, such as public transportation.
PUT FEATURES entitle the holder to sell a security back to the issuer or a third party at any time or at specified intervals. They are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from other entities. Demand features, standby commitments, and tender options are types of put features.
3.QUALITY AND MATURITY. Pursuant to procedures adopted by the Board of Trustees, the funds may purchase only high-quality securities that FMR believes present minimal credit risks. To be considered high-quality, a security must be rated in accordance with applicable rules in one of the two highest categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security); or, if unrated, judged to be of equivalent quality by FMR. High-quality securities are divided into "first tier" and "second tier" securities. First tier securities are those deemed to be in the highest rating category (e.g., Standard & Poor's A-1 or SP-1), and second tier securities are those deemed to be in the second highest rating category (e.g., Standard & Poor's A-2 or SP-2). Split-rated securities may be determined to be either first or second tier based on applicable regulations.
Each of Treasury, Government, Domestic, Money Market, Treasury Only, and Rated Money Market may not invest more than 5% of its total assets in second tier securities. In addition, each of Treasury, Government, Domestic, Money Market, Treasury Only, and Rated Money Market fund may not invest more than 1% of its total assets or $1 million (whichever is greater) in the second tier securities of a single issuer.
   Each     fund currently intends to limit its investments to securities with remaining maturities of 397 days or less, and to maintain a dollar-weighted average maturity of 90 days or less. When determining the maturity of a security, a fund may look to an interest rate reset or demand feature.
REPURCHASE AGREEMENTS. In a repurchase agreement, a fund purchases a security and simultaneously commits to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. To protect the fund from the risk that the original seller will not fulfill its obligation, the securities are held in an account of the fund at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility that the value of the underlying security will be less than the resale price, as well as delays and costs to a fund in connection with bankruptcy proceedings), it is each fund's current policy to engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.
RESTRICTED SECURITIES generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, a fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a fund might obtain a less favorable price than prevailed when it decided to seek registration of the security. However, in general, each fund anticipates holding restricted securities to maturity or selling them in an exempt transaction.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by FMR. Such transactions may increase fluctuations in the market value of the fund's assets and may be viewed as a form of leverage.
SHORT SALES "AGAINST THE BOX." A fund may sell securities short when it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short. Short sales could be used to protect the net asset value per share of the fund in anticipation of increased interest rates, without sacrificing the current yield of the securities sold short. If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.
SOURCES OF CREDIT OR LIQUIDITY SUPPORT. FMR may rely on its evaluation of the credit of a bank or another entity in determining whether to purchase a security supported by a letter of credit guarantee, insurance or other source of credit or liquidity. In evaluating the credit of a foreign bank or other foreign entities, FMR will consider whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment.
STRIPPED GOVERNMENT SECURITIES. Stripped securities are created by separating the income and principal components of a debt instrument and selling them separately. U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities), are created when the coupon payments and the principal payment are stripped from an outstanding Treasury bond by the Federal Reserve Bank. Bonds issued by the government agencies also may be stripped in this fashion.
Privately stripped government securities are created when a dealer deposits a Treasury security or federal agency security with a custodian for safekeeping and then sells the coupon payments and principal payment that will be generated by this security. Proprietary receipts, such as Certificates of Accrual on Treasury Securities (CATS), Treasury Investment Growth Receipts (TIGRS), and generic Treasury Receipts (TRs), are stripped U.S. Treasury securities that are separated into their component parts through trusts created by their broker sponsors. Bonds issued by the government agencies also may be stripped in this fashion.
Because of the SEC's views on privately stripped government securities, a fund must evaluate them as it would non-government securities pursuant to regulatory guidelines applicable to all money market funds. A fund currently intends to purchase only those privately stripped government securities that have either received the highest rating from two nationally recognized rating services (or one, if only one has rated the security) or, if unrated, have been judged to be of equivalent quality by FMR pursuant to procedures adopted by the Board of Trustees.
VARIABLE AND FLOATING RATE SECURITIES provide for periodic adjustments of the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate. Some variable or floating rate securities have put features.
ZERO COUPON BONDS do not make regular interest payments. Instead, they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change. In calculating its daily dividend, a fund takes into account as income a portion of the difference between a zero coupon bond's purchase price and its face value.
PORTFOLIO TRANSACTIONS
All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by FMR pursuant to authority contained in the management contract. FMR has granted investment management authority to the sub-adviser (see the section entitled "Management Contracts"), and the sub-adviser is authorized to place orders for the purchase and sale of portfolio securities, and will do so in accordance with the policies described below. FMR is also responsible for the placement of transaction orders for other investment companies and accounts for which it or its affiliates act as investment adviser. Securities purchased and sold by a fund generally will be traded on a net basis (i.e., without commission). In selecting broker-dealers, subject to applicable limitations of the federal securities laws, FMR considers various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any commissions.
The funds may execute portfolio transactions with broker-dealers who provide research and execution services to the funds or other accounts over which FMR or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and performance of accounts; effect securities transactions, and perform functions incidental thereto (such as clearance and settlement). FMR maintains a listing of broker-dealers who provide such services on a regular basis. However, as many transactions on behalf of the funds are placed with broker-dealers (including broker-dealers on the list) without regard to the furnishing of such services, it is not possible to estimate the proportion of such transactions directed to such broker-dealers solely because such services were provided. The selection of such broker-dealers generally is made by FMR (to the extent possible consistent with execution considerations) based upon the quality of research and execution services provided.
The receipt of research from broker-dealers that execute transactions on behalf of the funds may be useful to FMR in rendering investment management services to the funds or its other clients, and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other FMR clients may be useful to FMR in carrying out its obligations to the funds. The receipt of such research has not reduced FMR's normal independent research activities; however, it enables FMR to avoid the additional expenses that could be incurred if FMR tried to develop comparable information through its own efforts.
Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause the funds to pay such higher commissions, FMR must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers, viewed in terms of a particular transaction or FMR's overall responsibilities to the funds and its other clients. In reaching this determination, FMR will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services.
FMR is authorized to use research services provided by and to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the funds or shares of other Fidelity funds to the extent permitted by law. FMR may use research services provided by and place agency transactions with FBSI and Fidelity Brokerage Services (FBS), subsidiaries of FMR Corp., if the commissions are fair, reasonable, and comparable to commissions charged by nonaffiliated, qualified brokerage firms for similar services. From September 1992 through December 1994, FBS operated under the name Fidelity Brokerage Services Limited, Inc. (FBSL). As of January 1995, FBSL was converted to an unlimited liability company and assumed the name FBS. Prior to September 4, 1992, FBSL operated under the name Fidelity Portfolio Services, Ltd. (FPSL) as a wholly owned subsidiary of Fidelity International Limited (FIL). Edward C. Johnson 3d is Chairman of FIL. Mr. Johnson 3d, Johnson family members, and various trusts for the benefit of the Johnson family own, directly or indirectly, more than 25% of the voting common stock of FIL.
Section 11(a) of the Securities Exchange Act of 1934 prohibits members of national securities exchanges from executing exchange transactions for accounts which they or their affiliates manage, unless certain requirements are satisfied. Pursuant to such requirements, the Board of Trustees has authorized FBSI to execute fund transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules. Each fund's Trustees periodically review FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the funds and review the commissions paid by each fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.
For fiscal    years ended March 31,     1995, 1994, and 1993    (August 31,
1995, 1994, and 1993 for Rated Money Market)    , the funds paid no
brokerage commissions. During fiscal    year ended March 31,     1995
(August 31, 1995 for Rated Money Market)    , the funds paid no fees to
brokerage firms that provided research.
From time to time, the Trustees will review whether the recapture for the benefit of the funds of some portion of the brokerage commissions or similar fees paid by the funds on portfolio transactions is legally permissible and advisable. Each fund seeks to recapture soliciting
broker-dealer fees on the tender of    portfolio     securities, but at
present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for each fund to seek such recapture.
Although the Trustees and officers of each fund are substantially the same as those of other funds managed by FMR, investment decisions for each fund are made independently from those of other funds managed by FMR or accounts managed by FMR affiliates. It sometimes happens that the same security is held in the portfolio of more than one of these funds or accounts. Simultaneous transactions are inevitable when several funds and accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or account.
When two or more funds are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each fund. In some cases this system could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to each fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.
VALUATION
Fidelity Service Company (FSC) normally determines a fund's net asset value
per share (NAV) at 12:00 p.m. Eastern time for Tax-Exempt        and
Treasury Only;     3:00 p.m. Eastern time for Government, Domestic, and
Money Market; 3:00 p.m. and 4:00 p.m.    Eastern time     for Rated Money
Market; and        3:00 p.m. and 5:00 p.m. Eastern time for Treasury. The
valuation of portfolio securities is determined as of these times for the purpose of computing each fund's NAV.
Portfolio securities and other assets are valued on the basis of amortized cost. This technique involves initially valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument may be higher or lower than the price a fund would receive if it sold the instrument.
During periods of declining interest rates, a fund's yield based on amortized cost valuation may be higher than would result if the fund used market valuations to determine its NAV. The converse would apply during periods of rising interest rates.
Valuing each fund's instruments on the basis of amortized cost and use of the term "money market fund" are permitted pursuant to Rule 2a-7 under the 1940 Act. Each fund must adhere to certain conditions under Rule 2a-7, as summarized in the section entitled "Quality and Maturity" on page .
The Board of Trustees oversees FMR's adherence to the provisions of Rule 2a-7 and has established procedures designed to stabilize each fund's NAV at $1.00. At such intervals as they deem appropriate, the Trustees consider the extent to which NAV calculated by using market valuations would deviate from $1.00 per share. If the Trustees believe that a deviation from a fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate.
PERFORMANCE
The funds may quote performance in various ways. All performance information supplied by the funds in advertising is historical and is not intended to indicate future returns. Yield and total return fluctuate in response to market conditions and other factors.
YIELD CALCULATIONS. To compute a    class    's yield for a period, the net
change in value of a hypothetical account containing one share reflects the value of additional shares purchased with dividends from the one original share and dividends declared on both the original share and any additional shares. The net change is then divided by the value of the account at the beginning of the period to obtain a base period return. This base period return is annualized to obtain a current annualized yield. An effective yield may also be calculated by compounding the base period return over a one-year period. In addition to the current yield, the funds may quote yields in advertising based on any historical seven-day period. Yields for
   each class of     the funds are calculated on the same basis as other
money market funds, as required by applicable regulations.
Yield information may be useful in reviewing a class's performance and in providing a basis for comparison with other investment alternatives. However, each class's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.
Investors should recognize that in periods of declining interest rates a class's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates a class's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the fund's holdings, thereby reducing a class's current yield. In periods of rising interest rates, the opposite can be expected to occur.
A class's tax-equivalent yield is the rate an investor would have to earn from a fully taxable investment before taxes to equal the class's tax-free yield. Tax-equivalent yields are calculated by dividing a class's yield by the result of one minus a stated federal or combined federal and state tax rate. If only a portion of a class's yield is tax-exempt, only that portion is adjusted in the calculation.
The following table shows the effect of a shareholder's tax status on
effective yield under federal income tax laws for 19   95    . It shows the
approximate yield a taxable security must provide at various income brackets to produce after-tax yields equivalent to those of hypothetical
tax-exempt obligations yielding from    2.00    % to    8.00    %. Of
course, no assurance can be given that a class will achieve any specific tax-exempt yield. While Tax-Exempt invests principally in obligations whose interest is exempt from federal income tax, other income received by the fund may be taxable.

19   95     TAX RATES AND TAX-EQUIVALENT YIELDS





   Taxable Income*           Federal          If individual tax-exempt yield is:
                             Income



                  Tax          2.00%          3.00%          4.00%          5.00%          6.0%          7.00%          8.00%





   Single Return   Joint Return   Bracket**   Then taxable equivalent yield is:





 $23,351  -      $36,001  -      28.0%     2.78%     4.17%     5.56%     6.94%     8.33%     9.72%      11.11%
 $56,500         $94,250

$56,501  -      $94,251  -      31.0%     2.90%     4.35%     5.80%     7.25%     8.70%     10.14%     11.59%
 $117,950        $143,600

 $117,951 -      $143,601 -      36.0%     3.13%     4.69%     6.25%     7.81%     9.38%     10.94%     12.50%
 $256,500        $256,500

 $256,501 -      $256,501 -      39.6%     3.31%     4.97%     6.62%     8.28%     9.93%     11.59%     13.25%


* Net amount subject to federal income tax after deductions and exemptions. Assumes ordinary income only.
** Excludes the impact of the phaseout of personal exemptions, limitations on itemized deductions, and other credits, exclusions, and adjustments which may increase a taxpayer's marginal tax rate. An increase in a shareholder's marginal tax rate would increase that shareholder's tax-equivalent yield.
Tax-Exempt may invest a portion of its assets in obligations that are subject to state or federal income taxes. When the fund invests in these obligations, its tax-equivalent yield will be lower. In the table above, the tax-equivalent yields are calculated assuming investments are 100% federally and state tax-free.
TOTAL RETURN CALCULATIONS. Total returns quoted in advertising reflect all aspects of a class's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the class's NAV over a stated period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return
that would equal 100% growth on a compounded basis in ten years.    Average
annual total returns covering periods of less than one year are calculated by determining a class's total return for the period, extending that return for a full year (assuming that return remains constant over the year), and
quoting the result as an annual return.     While average annual total
returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of a class.
In addition to average annual total returns, a class may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.
HISTORICAL RESULTS.    The following table shows 7-day yields,
tax-equivalent yields, and total returns for Class III of each fund for the period ended March 31, 1995 (August 31, 1995 for Rated Money Market). Initial offering of Class III shares took place on the following dates:
Treasury (10/22/93), Government (4/4/94), Domestic (7/19/94), Money Market (11/17/93), Rated Money Market (11/1/95), Treasury Only (11/1/95), and Tax-Exempt (11/1/95). Class III shares of Treasury, Domestic, and Money Market had a 0.32% 12b-1 fee (Government had a 0.25% 12b-1 fee), which is not reflected in figures prior to these dates. Prior date figures are those of Class I, the original class of the funds, which does not have a 12b-1 fee. Class III figures would have been lower had 12b-1 fees been reflected in all periods. Effective July 1, 1995, Class III shares of Treasury, Government, Domestic, and Money Market have a 0.25% 12b-1 fee. Effective November 1, 1995, Class III shares of Rated Money Market, Treasury Only, and Tax-Exempt have a 0.25% 12b-1 fee.
Tax-Exempt's Class III tax-equivalent yield is based on a 36% federal income tax rate.
      Average Annual Total Returns   Cumulative Total Returns




              Seven-Day    Tax          One           Five          Life of       One             Five             Life of
              Yield        Equivalent   Year          Years         Fund*/Ten     Year            Years            Fund*/Ten
                           Yield                                    Years                                          Years



Rated Money
Market -        5.46    %  N/A              5.53%         4.60%         6.11%         5.53%           25.20%           80.99%
Class III

   Treasury -
Class III        5.66%        N/A           4.45%         4.81%         5.97%         4.45%           26.45%           60.50%

   Government -
Class III        5.76%        N/A           4.60%         4.94%         6.29%         4.60%           27.28%           80.62%

   Domestic -
Class III        5.74%        N/A           4.71%         4.98%         5.26%         4.71%           27.49%           31.99%

   Money Market -
Class III        5.76%        N/A           4.66%         4.99%         6.39%         4.66%           27.59%           82.80%

Treasury Only -
Class III       5.80    %  N/A             4.65    %     N/A           4.45    %     4.65    %       N/A              21.65    %

Tax-Exempt -
Class III       3.94    %     6.16    %    3.18    %     3.65    %     4.41    %     3.18    %       19.61    %       51.86    %


* Life of Fund figures are from commencement of operations of each fund, except Rated Money Market which reports a Ten Years figure. Commencement of operations for each fund, other than Rated Money Market, are as follows:
Treasury - February 2, 1987; Government - July 25, 1985; Domestic - November 3, 1989; Money Market - July 5, 1985; Treasury Only - October 3, 1990; and Tax-Exempt - July 25, 1985.
Note: If FMR had not reimbursed certain fund expenses during these periods, the total returns would have been lower and the yields for Class III of each fund would have been:
   Fund                                    Yield          Tax-Equivalent

                                                          Yield

   Rated Money Market - Class III          N/A            N/A

   Treasury - Class III                    5.29%          N/A

   Government - Class III                  5.50%          N/A

   Domestic - Class III                    5.37%          N/A

   Money Market - Class III                5.67%          N/A

   Treasury Only - Class III               5.58%          N/A

   Tax-Exempt - Class III                  3.86%          6.03%

The following tables show the income and capital elements of each fund's Class III cumulative total return. The tables compare each fund's Class III return to the record of the Standard & Poor's Composite Index of 500 Stocks (S&P 500), the Dow Jones Industrial Average (DJIA), and the cost of living (measured by the Consumer Price Index, or CPI) over the same period. The CPI information is as of the month end closest to the initial investment date for each fund. The S&P 500 and DJIA comparisons are provided to show how each class's total return compared to the record of a broad average of common stocks and a narrower set of stocks of major industrial companies, respectively, over the same period. Of course, since each fund invests in short-term fixed-income securities, common stocks represent a different type of investment from the fund. Common stocks generally offer greater growth potential than the funds, but generally experience greater price volatility, which means greater potential for loss. In addition, common stocks generally provide lower income than fixed-income investments, such as the funds. Figures for the S&P 500 and DJIA are based on the prices of unmanaged groups of stocks and, unlike the funds' returns, do not include the effect of paying brokerage commissions or other costs of investing.
   CLASS III CHARTS. The following table shows 7-day yields, tax-equivalent yields, and total returns for Class III of each fund for the period ended March 31, 1995 (August 31, 1995 for Rated Money Market). Initial offering of Class III shares took place on the following dates: Treasury (10/22/93), Government (4/4/94), Domestic (7/19/94), Money Market (11/17/93), Rated Money Market (11/1/95), Treasury Only (11/1/95), and Tax-Exempt (11/1/95). Class III shares of Treasury, Domestic, and Money Market had a 0.32% 12b-1 fee (Government had a 0.25% 12b-1 fee), which is not reflected in figures prior to these dates. Prior date figures are those of Class I, the original class of the funds, which does not have a 12b-1 fee. Class III figures would have been lower had 12b-1 fees been reflected in all periods. Effective July 1, 1995, Class III shares of Treasury, Government, Domestic, and Money Market have a 0.25% 12b-1 fee. Effective November 1, 1995, Class III shares of Rated Money Market, Treasury Only, and Tax-Exempt have a 0.25% 12b-1 fee.
RATED MONEY MARKET
HISTORICAL FUND RESULTS
During the ten year period ended    August     31, 1995, a hypothetical
$10,000 investment in Class III of Rated Money Market would have grown to
$   18,099    , assuming all distributions were reinvested. This was a
period of fluctuating interest rates and the figures below should not be considered representative of the dividend income or capital gain or loss that could be realized from an investment in Class III of the fund today.



                                                                                INDICES

Period Ended  Value of  Value of               Value of        Total             S&P 500          DJIA             Cost of
              Initial    Reinvested            Reinvested      Value                                               Living
              $10,000       Dividend           Capital Gain
              Investment    Distributions      Distributions







   8/31/86     10,000    742                    0               10,742            13,914           14,773           10,157

   8/31/87     10,000    1,408                  0               11,408            18,718           21,377           10,593

   8/31/88     10,000    2,217                  0               12,217            15,389           16,894           11,019

   8/31/89     10,000    3,335                  0               13,335            21,428           23,615           11,537

   8/31/90     10,000    4,456                  0               14,456            20,358           23,431           12,185

   8/31/91     10,000    5,450                  0               15,450            25,836           28,277           12,648

   8/31/92*    10,000    6,123                  0               16,123            27,885           31,172           13,046

   8/31/93     10,000    6,596                  0               16,596            32,132           35,985           13,407

   8/31/94     10,000    7,151                  0               17,151            33,890           39,634           13,796

   8/31/95     10,000    8,099                  0               18,099            41,158           47,913           14,157


*  The fiscal year end of the fund changed from October 31 to August 31 in
July 1992   .
Explanatory Notes: With an initial investment of $10,000 made on    August
31, 1985    , the net amount invested in Class III shares of the fund was
$10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends for the period covered (their cash
value at the time they were reinvested), amounted to $   18,099    . If
distributions had not been reinvested, the amount of distributions earned from Class III shares of the fund over time would have been smaller, and cash payments (dividends) for the period would have amounted to
$   5,949    . The fund did not distribute any capital gains during the period. Tax consequences of different investments have not been factored into the above figures.
TREASURY
HISTORICAL FUND RESULTS
During the period from February 2, 1987 (commencement of operations) to March 31, 1995, a hypothetical $10,000 investment in Class III of Treasury
would have grown to $   16,050    , assuming all distributions were
reinvested. This was a period of fluctuating interest rates and the figures below should not be considered representative of the dividend income or capital gain or loss that could be realized from an investment in Class III of the fund today.



                                                                             INDICES

Period
Ended       Value of   Value of             Value of        Total             S&P 500           DJIA              Cost of
3/31        Initial    Reinveste   d        Reinvested      Value                                                 Living
            $10,000       Dividend          Capital Gain
            Investment    Distributions     Distributions







   1987*    $ 10,000   $ 93                   $ 0             $ 10,093          $ 10,694          $ 10,731          $ 10,081

   1988      10,000     759                    0               10,759            9,804             9,560             10,477

   1989      10,000     1,632                  0               11,632            11,583            11,432            10,998

   1990      10,000     2,693                  0               12,693            13,816            14,014            11,574

   1991      10,000     3,692                  0               13,692            15,805            15,668            12,140

   1992      10,000     4,433                  0               14,433            17,552            17,950            12,527

   1993      10,000     4,932                  0               14,932            20,229            19,633            12,914

   1994      10,000     5,367                  0               15,367            20,528            21,366            13,237

   1995      10,000     6,050                  0               16,050            23,722            25,101            13,615


*  From February 2, 1987 (commencement of operations).
Explanatory Notes: With an initial investment of $10,000 made on February 2, 1987, the net amount invested in Class III shares of the fund was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends for the period covered (their cash
value at the time they were reinvested), amounted to $   16,050    . If
distributions had not been reinvested, the amount of distributions earned from Class III shares of the fund over time would have been smaller, and cash payments (dividends) for the period would have amounted to
$   4,744    . The fund did not distribute any capital gains during the period. Tax consequences of different investments have not been factored into the above figures.
GOVERNMENT
HISTORICAL FUND RESULTS
During the period from July 25, 1985 (commencement of operations) through March 31, 1995, a hypothetical investment of $10,000 in Class III of
Government would have grown to $   18,062    , assuming all distributions
were reinvested. This was a period of fluctuating interest rates and the figures below should not be considered representative of the dividend income or capital gain or loss that could be realized from an investment in Class III of the fund today.



                                                                             INDICES

Period
Ended      Value of   Value of              Value of        Total             S&P 500           DJIA              Cost of
3/31       Initial    Reinvested            Reinvested      Value                                                 Living**
           $10,000       Dividend           Capital Gain
           Investment    Distributions      Distributions







   1986*    $ 10,000   $ 547                  $ 0             $ 10,547          $ 12,812          $ 13,855          $ 10,093

   1987      10,000     1,233                  0               11,233            16,170            18,170            10,399

   1988      10,000     2,017                  0               12,017            14,824            16,188            10,807

   1989      10,000     3,001                  0               13,001            17,514            19,358            11,345

   1990      10,000     4,191                  0               14,191            20,890            23,729            11,939

   1991      10,000     5,318                  0               15,318            23,897            26,530            12,523

   1992      10,000     6,167                  0               16,167            26,450            30,395            12,922

   1993      10,000     6,743                  0               16,743            30,588            33,245            13,321

   1994      10,000     7,267                  0               17,267            31,039            36,179            13,655

   1995      10,000     8,062                  0               18,062            35,869            42,502            14,045


*  From July 25, 1985 (commencement of operations).
** From month end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 made on July 25, 1985, the net amount invested in Class III shares of the fund was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends for the period covered (their cash value at
the time they were reinvested), amounted to $   18,062    . If
distributions had not been reinvested, the amount of distributions earned from Class III shares of the fund over time would have been smaller, and cash payments (dividends) for the period would have amounted to
$   5,929    . The fund did not distribute any capital gains during the period. Tax consequences of different investments have not been factored into the above figures.
DOMESTIC
HISTORICAL FUND RESULTS
During the period from November 3, 1989 (commencement of operations) to March 31, 1995, a hypothetical $10,000 investment in Class III of Domestic
would have grown to $   13,199    , assuming all distributions were
reinvested. This was a period of fluctuating interest rates and the figures below should not be considered representative of the dividend income or capital gain or loss that could be realized from an investment in Class III of the fund today.



                                                                             INDICES

Period
Ended      Value of   Value of              Value of        Total             S&P 500           DJIA              Cost of
3/31       Initial    Reinvested            Reinvested      Value                                                 Living
           $10,000       Dividend           Capital Gain
           Investment    Distributions      Distributions







   1990*    $ 10,000   $ 352                  $ 0             $ 10,352          $ 10,189          $ 10,451          $ 10,247

   1991      10,000     1,192                  0               11,192            11,655            11,685            10,748

   1992      10,000     1,808                  0               11,808            12,944            13,387            11,091

   1993      10,000     2,222                  0               12,222            14,919            14,642            11,433

   1994      10,000     2,605                  0               12,605            15,139            15,935            11,720

   1995      10,000     3,199                  0               13,199            17,494            18,720            12,054


*  From November 3, 1989 (commencement of operations).
Explanatory Notes: With an initial investment of $10,000 made on November 3, 1989, the net amount invested in Class III shares of the fund was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends for the period covered (their cash
value at the time they were reinvested), amounted to $   13,199    . If
distributions had not been reinvested, the amount of distributions earned from Class III shares of the fund over time would have been smaller, and
cash payments (dividends) for the period would have amoun   t    ed to
$   2,782    . The fund did not distribute any capital gains during the period. Tax consequences of different investments have not been factored into the above figures.
MONEY MARKET
HISTORICAL FUND RESULTS
During the period from July 5, 1985 (commencement of operations) to March 31, 1995, a hypothetical $10,000 investment in Class III of Money Market
would have grown to $   18,280    , assuming all distributions were
reinvested. This was a period of fluctuating interest rates and the figures below should not be considered representative of the dividend income or capital gain or loss that could be realized from an investment in Class III of the fund today.



                                                                             INDICES

Period
Ended      Value of   Value of              Value of        Total             S&P 500           DJIA              Cost of
3/31       Initial    Reinvested            Reinvested      Value                                                 Living
           $10,000       Dividend           Capital Gain
           Investment    Distributions      Distributions







   1986*    $ 10,000   $ 601                  $ 0             $ 10,601          $ 12,848          $ 14,126          $ 10,112

   1987      10,000     1,297                  0               11,297            16,217            18,525            10,418

   1988      10,000     2,103                  0               12,103            14,867            16,504            10,827

   1989      10,000     3,113                  0               13,113            17,564            19,736            11,366

   1990      10,000     4,327                  0               14,327            20,950            24,192            11,961

   1991      10,000     5,492                  0               15,492            23,965            27,048            12,546

   1992      10,000     6,358                  0               16,358            26,615            30,988            12,946

   1993      10,000     6,945                  0               16,945            30,675            33,894            13,346

   1994      10,000     7,466                  0               17,466            31,128            36,885            13,680

   1995      10,000     8,280                  0               18,280            35,971            43,332            14,071


*  From July 5, 1985 (commencement of operations).
Explanatory Notes: With an initial investment of $10,000 made on July 5, 1985, the net amount invested in Class III shares of the fund was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends for the period covered (their cash value at
the time they were reinvested), amounted to $   18,280    . If
distributions had not been reinvested, the amount of distributions earned from Class III shares of the fund over time would have been smaller, and cash payments (dividends) for the period would have amounted to
$   6,049    . The fund did not distribute any capital gains during the period. Tax consequences of different investments have not been factored into the above figures.
TREASURY ONLY
HISTORICAL FUND RESULTS
During the period from October 3, 1990 (commencement of operations) to March 31, 1995, a hypothetical $10,000 investment in Class III of Treasury
Only would have grown to $   12,165    , assuming all distributions were
reinvested. This was a period of fluctuating interest rates and the figures below should not be considered representative of the dividend income or capital gain or loss that could be realized from an investment in Class III of the fund today.



                                                                                                               INDICES


 Period Ended      Value of      Value of          Value of         Total       S&P 500      DJIA         Cost of
 3/31              Initial       Reinvested        Reinvested       Value                                 Living
                   $10,000       Dividend          Capital Gain
                   Investment    Distributions     Distributions

 1991*             $ 10,000       $ 353              $ 0               $ 10,353     $ 12,114     $ 11,848     $ 10,173

 1992               10,000         913                0                 10,913       13,454       13,573       10,497

 1993               10,000         1,285              0                 11,285       15,506       14,846       10,821

 1994               10,000         1,624              0                 11,624       15,735       16,157       11,093

 1995+              10,000         2,165              0                 12,165       18,183       18,980       11,409


*  From October 3, 1990 (commencement of operations).
+ The fiscal year end of the fund changed from July 31 to March 31 in February 1995.
Explanatory Notes: With an initial investment of $10,000 made on October 3, 1990, the net amount invested in Class III shares of the fund was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends for the period covered (their cash value at the time they were reinvested) amounted to $ 12,165 . If distributions had not been reinvested, the amount of distributions earned from Class III shares of the fund over time would have been smaller, and cash payments (dividends) for the period would have amounted to $ 1,963 . The fund did not distribute any capital gains during the period. Tax consequences of different investments have not been factored into the above figures. TAX-EXEMPT
HISTORICAL FUND RESULTS
During the period from July 25, 1985 (commencement of operations) to March 31, 1995, a hypothetical $10,000 investment in Class III of Tax-Exempt would have grown to $ 15,186 , assuming all distributions were reinvested. This was a period of fluctuating interest rates and the figures below should not be considered representative of the dividend income or capital gain or loss that could be realized from an investment in Class III of the fund today.



                                                                                       INDICES

 Period Ended      Value of      Value of         Value of         Total       S&P 500      DJIA         Cost of
 3/31              Initial       Reinvested       Reinvested       Value                                 Living**
                   $10,000       Dividend         Capital Gain
                   Investment    Distributions    Distributions

 1986*             $ 10,000       $ 368             $ 0               $ 10,368     $ 12,812     $ 13,855     $ 10,093

 1987               10,000         814               0                 10,814       16,170       18,170       10,399

 1988               10,000         1,323             0                 11,323       14,824       16,188       10,807

 1989               10,000         1,958             0                 11,958       17,514       19,358       11,345

 1990               10,000         2,697             0                 12,697       20,890       23,729       11,939

 1991               10,000         3,411             0                 13,411       23,897       26,530       12,523

 1992               10,000         3,973             0                 13,973       26,540       30,395       12,922

 1993               10,000         4,369             0                 14,369       30,588       33,245       13,321

 1994               10,000         4,718             0                 14,718       31,039       36,179       13,655

 1995+              10,000         5,186             0                 15,186       35,869       42,502       14,045


*  From July 25, 1985 (commencement of operations)
** From month end closest to initial investment date.
+ The fiscal year end of the fund changed from May 31 to March 31 in February 1995.
Explanatory Notes: With an initial investment of $10,000 made on July 25, 1985, the net amount invested in Class III shares of the fund was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends for the period covered (their cash value at
the time they were reinvested), amounted to $   15,186    . If
distributions had not been reinvested, the amount of distributions earned from Class III shares of the fund over time would have been smaller, and cash payments (dividends) for the period would have amounted to
$   4,186    . The fund did not distribute any capital gains during the period. Tax consequences of different investments have not been factored into the above figures.
PERFORMANCE COMPARISONS. A fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. Lipper may also rank funds based on yield. In addition to the mutual fund rankings, a fund's performance may be compared to stock, bond, and money market mutual fund performance indices prepared by Lipper or other organizations. When comparing these indices, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns available from stock mutual funds.
From time to time, a fund's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds to one another in appropriate categories over specific periods of time may also be quoted in advertising. A fund may be compared in advertising to Certificates of Deposit (CDs) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, a fund may offer greater liquidity or higher potential returns than CDs, a fund does not guarantee your principal or your return, and fund shares are not FDIC insured.
Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.
Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.
Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.
A fund may compare its performance or the performance of securities in which it may invest to averages published by IBC USA (Publications), Inc. of Ashland, Massachusetts. These averages assume reinvestment of distributions. The IBC/Donoghue's MONEY FUND AVERAGES(trademark)/Government, which is reported in the MONEY FUND REPORT(trademark), covers over 229 money market funds; IBC/Donoghue's MONEY FUND AVERAGES(trademark)/All Taxable, which is reported in the MONEY FUND REPORT(trademark), covers over 749 money market funds; IBC/Donoghue's MONEY FUND AVERAGES(trademark)/All Tax-Free, which is reported in the MONEY FUND REPORT(trademark), covers over 387 money market funds.
In advertising materials, Fidelity may reference or discuss its products and services, which may include: other Fidelity funds; retirement investing; brokerage products and services; model portfolios or allocations; saving for college or other goals; charitable giving; and the Fidelity credit card. In addition, Fidelity may quote or reprint financial or business publications and periodicals as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and Fidelity services and products. Fidelity may also reprint, and use as advertising and sales literature, articles from Fidelity Focus, a quarterly magazine provided free of charge to Fidelity fund shareholders.
A fund may present its fund number, Quotron(trademark) number, and CUSIP number, and discuss or quote its current portfolio manager.
As of    August 31    , 1995, FMR advised over $   26.5     billion in
tax-free fund assets, $   79     billion in money market fund assets,
$   218     billion in equity fund assets, $   56     billion in
international fund assets, and $   23     billion in Spartan fund assets.
The funds may reference the growth and variety of money market mutual funds and the adviser's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.
In addition to performance rankings, each    class of a     fund may
compare its total expense ratio to the average total expense ratio of
similar funds tracked by Lipper. A    class    's total expense ratio is a
significant factor in comparing bond and money market investments because of its effect on yield.
ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION
If the Trustees determine that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing a class's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences. Pursuant to Rule 11a-3 under the 1940 Act, each fund is required to give shareholders at least 60 days' notice prior to terminating or modifying its exchange privilege. Under the Rule, the 60-day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee, or deferred sales charge ordinarily payable at the time of an exchange, or (ii) a fund suspends the redemption of the shares to be exchanged as permitted under the 1940 Act or the rules and regulations thereunder, or a fund to be acquired suspends the sale of its shares because it is unable to invest amounts effectively in accordance with its investment objective and policies.
In the prospectus, each fund has notified shareholders that it reserves the right at any time, without prior notice, to refuse exchange purchases by any person or group if, in FMR's judgment, a fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
DISTRIBUTIONS AND TAXES
DIVIDENDS. Because each fund's income is primarily derived from interest, dividends from the fund generally will not qualify for the dividends-received deduction available to corporate shareholders. Short-term capital gains are distributed as dividend income, but do not qualify for the dividends received deduction. A portion of each fund's dividends derived from certain U.S. government obligations may be exempt from state and local taxation.
To the extent that each fund's income is designated as federally tax-exempt interest, the daily dividends declared by the fund are also federally tax-exempt. Short-term capital gains are distributed as dividend income, but do not qualify for the dividends-received deduction. These gains will be taxed as ordinary income.
Each fund will send each shareholder a notice in January describing the tax status of dividend and capital gain distributions (if any) for the prior year.
Shareholders are required to report tax-exempt income on their federal tax returns. Shareholders who earn other income, such as social security benefits, may be subject to federal income tax on up to 85% of such benefits to the extent that their income, including tax-exempt income, exceeds certain base amounts.
Tax-Exempt purchases municipal securities that are free from federal income tax based on opinions of counsel regarding their tax status. These opinions generally will be based on covenants by the issuers or other parties regarding continuing compliance with federal tax requirements. If at any time the covenants are not complied with, distribution to shareholders of interest on a security could become federally taxable retroactive to the date a security was issued. For certain types of structured securities, opinions of counsel may also be based on the effect of the structure on the federal tax treatment of the income.
As a result of the Tax Reform Act of 1986, interest on certain "private activity" securities is subject to the federal alternative minimum tax
(AMT), although the interest continues to be excludable from gross income for other tax purposes. Interest from private activity securities will be considered tax-exempt for purposes of Tax-Exempt's policy on investing so that at least 80% of its income is free from federal income tax. Interest from private activity securities is a tax preference item for the purposes of determining whether a taxpayer is subject to the AMT and the the amount of AMT to be paid, if any. Private activity securities issued after August 7, 1986 to benefit a private or industrial user or to finance a private facility are affected by this rule.
A portion of the gain on bonds purchased with market discount after April 30, 1993 and short-term capital gains distributed by the fund are taxable to shareholders as dividends, not as capital gains. Dividend distributions resulting from a recharacterization of gain from the sale of bonds purchased with market discount after April 30, 1993 are not considered income for the purposes of Tax-Exempt's policy of investing so that at least 80% of its income is free from federal income tax. Tax-Exempt may distribute any net realized short-term capital gains and taxable market discounts once a year or more often, as necessary, to maintain its net asset value at $1.00 per share.
It is the current position of the staff of the SEC that a fund that uses the term "tax-exempt" in its name may not derive more than 20% of its income from municipal obligations that pay interest that is a preference item for purposes of the AMT. According to this position, at least 80% of Tax-Exempt's income would have to be exempt from the AMT as well as from federal income taxes.
Corporate investors should note that a tax preference item for the purposes of the corporate AMT is 75% of the amount by which adjusted current earnings (which includes tax-exempt interest) exceeds the alternative minimum taxable income of the corporation. If a shareholder receives an exempt-interest dividend and sells shares at a loss after holding them for a period of six months or less, the loss will be disallowed to the extent of the amount of the exempt-interest dividend.
CAPITAL GAIN DISTRIBUTIONS. Each fund may distribute any net realized short-term capital gains once a year or more often as necessary, to
maintain its net asset value at $1.00 per share.    Treasury, Government,
Domestic, Money Market, Treasury Only, and Rated Money Market     do not
anticipate earning long-term capital gains on securities held by
each     fund.    Tax-Exempt does not anticipate distributing long-term
capital gains.
As of fiscal year ended March 31, 1995, Treasury had capital loss carryforwards aggregating approximately $1,198,000. The loss carryforward for Treasury, of which $82,000, $109,000, $142,000, $1,000, $330,000, and
$534,000 will expire on March 31, 1996, 1997, 1999, 2001, 2002 and 2003, respectively, is available to offset future capital gains.
As of fiscal year ended March 31, 1995, Government had capital loss carryforwards aggregating approximately $1,104,600. The loss carryforward for Government, of which $19,400, $200, $53,000, $271,000, and $761,000 will expire on March 31, 1996, 1997, 2001, 2002, and 2003, respectively, is available to offset future capital gains.
As of fiscal year ended March 31, 1995, Domestic had capital loss carryforwards aggregating approximately $98,000. The loss carry forward for Domestic, of which $49,000 and $49,000 will expire on March 31, 2001 and 2003, respectively, is available to offset future capital gains.
As of fiscal year ended March 31, 1995, Money Market had capital loss carryforwards aggregating approximately $1,781,000. The loss carryforward for Money Market, of which $336,000, $898,000 and $547,000 will expire on March 31, 2001, 2002, and 2003, respectively, is available to offset future capital gains.
As of fiscal year ended March 31, 1995, Treasury Only had capital loss carryforwards aggregating approximately $184,000. The loss carryforward for Treasury Only, of which $22,000 and $162,000 will expire on March 31, 2001 and 2002, respectively, is available to offset future capital gains.
As of fiscal year ended March 31, 1995, Tax-Exempt, had capital loss carryforwards aggregating approximately $528,000. The loss carryforward for Tax-Exempt, which will expire on March 31, 1996, is available to offset future capital gains.
As of fiscal year ended August 31, 1995, Rated Money Market had capital loss carryforwards aggregating approximately $74,000. The loss carryforward for Rated Money Market, of which $40,000, $32,000, and $2,000 will expire on August 31, 1996, 1997, and 1998, respectively, is available to offset future capital gains.
STATE AND LOCAL TAX ISSUES. For mutual funds organized as business trusts, state law provides for a pass-through of the state and local income tax exemption afforded to direct owners of U.S. Government securities. Some states limit this to mutual funds that invest a certain amount in U.S. Government securities, and some types of securities, such as repurchase agreements and some agency backed securities, may not qualify for this benefit. The tax treatment of your dividend distributions from a fund will be the same as if you directly owned your proportionate share of the U.S. Government securities in the fund's portfolio. Because the income earned on most U.S. Government securities in which a fund invests is exempt from state and local income taxes, the portion of your dividends from the fund attributable to these securities will also be free from income taxes. The exemption from state and local income taxation does not preclude states from assessing other taxes on the ownership of U.S. Government securities. In a number of states, corporate franchise (income) tax laws do not exempt interest earned on U.S. Government securities whether such securities are held directly or through a fund.
FOREIGN TAXES. Foreign governments may withhold taxes on dividends and interest paid with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. If, at the close of its fiscal year, more than 50% of a fund's total assets are invested in securities of foreign issuers, the fund may elect to pass through foreign taxes paid and thereby allow shareholders to take a credit or deduction on their individual tax returns.
TAX STATUS OF THE FUNDS. Each fund intends to qualify each year as a "regulated investment company" for tax purposes so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis.
Each fund is treated as a separate entity from the other funds of each Trust for tax purposes.
OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting each fund and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable to their particular tax situation. FMR
All of the stock of FMR is owned by FMR Corp., its parent company organized in 1972. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.
At present, the principal operating activities of FMR Corp. are those conducted by three of its divisions as follows: FSC, which is the transfer and shareholder servicing agent for certain of the funds advised by FMR; FIIOC, which performs shareholder servicing functions for institutional customers and funds sold through intermediaries; and Fidelity Investments Retail Marketing Company, which provides marketing services to various companies within the Fidelity organization.
Fidelity investment personnel may invest in securities for their own account pursuant to a code of ethics that sets forth all employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by Fidelity funds and on short-term trading have been adopted.
TRUSTEES AND OFFICERS
The Trustees and executive officers of the trusts are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers elected or appointed to the trusts prior to the funds' conversion from series of
   a     Massachusetts business trust served in identical capacities. All persons named as Trustees also serve in similar capacities for other funds advised by FMR. The business address of each Trustee and officer who is an "interested person" (as defined in the 1940 Act) is 82 Devonshire Street, Boston, Massachusetts 02109, which is also the address of FMR. The business address of all the other Trustees is Fidelity Investments, P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with either the trust or FMR are indicated by an asterisk (*).
*EDWARD C. JOHNSON 3d (64), Trustee and President, is Chairman, Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of FMR Texas Inc., Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc.
*J. GARY BURKHEAD (53), Trustee and Senior Vice President, is President of FMR; and President and a Director of FMR Texas Inc., Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc. RALPH F. COX (62), Trustee (1991), is a consultant to Western Mining Corporation (1994). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production, 1990). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of Sanifill Corporation (non-hazardous waste, 1993) and CH2M Hill Companies (engineering). In addition, he served on the Board of Directors of the Norton Company (manufacturer of industrial devices, 1983-1990) and continues to serve on the Board of Directors of the Texas State Chamber of Commerce, and is a member of advisory boards of Texas A&M University and the University of Texas at Austin.
PHYLLIS BURKE DAVIS (63), Trustee (1992). Prior to her retirement in September 1991, Mrs. Davis was the Senior Vice President of Corporate Affairs of Avon Products, Inc. She is currently a Director of BellSouth Corporation (telecommunications), Eaton Corporation (manufacturing, 1991), and the TJX Companies, Inc. (retail stores, 1990), and previously served as a Director of Hallmark Cards, Inc. (1985-1991) and Nabisco Brands, Inc. In addition, she is a member of the President's Advisory Council of The University of Vermont School of Business Administration.
RICHARD J. FLYNN (71), Trustee, is a financial consultant. Prior to September 1986, Mr. Flynn was Vice Chairman and a Director of the Norton Company (manufacturer of industrial devices). He is currently a Trustee of College of the Holy Cross and Old Sturbridge Village, Inc., and he previously served as a Director of Mechanics Bank (1971-1995).
E. BRADLEY JONES (67), Trustee (1990). Prior to his retirement in 1984, Mr. Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (original equipment and replacement products), Cleveland-Cliffs Inc (mining), Consolidated Rail Corporation, Birmingham Steel Corporation, and RPM, Inc. (manufacturer of chemical products, 1990), and he previously served as a Director of NACCO Industries, Inc. (mining and marketing, 1985-1995) and Hyster-Yale Materials Handling, Inc. (1985-1995). In addition, he serves as a Trustee of First Union Real Estate Investments, a Trustee and member of the Executive Committee of the Cleveland Clinic Foundation, a Trustee and member of the Executive Committee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.
DONALD J. KIRK (62), Trustee, is Executive-in-Residence (1995) at Columbia University Graduate School of Business and a financial consultant. From 1987 to January 1995, Mr. Kirk was a Professor at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Mr. Kirk is a Director of General Re Corporation (reinsurance), and he previously served as a Director of Valuation Research Corp. (appraisals and valuations, 1993-1995). In addition, he serves as Vice Chairman of the Board of Directors of the National Arts Stabilization Fund, Vice Chairman of the Board of Trustees of the Greenwich Hospital Association, and as a Member of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995).
*PETER S. LYNCH (52), Trustee (1990) is Vice Chairman and Director of FMR
(1992). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991); Vice President of Fidelity Magellan Fund and FMR Growth Group Leader; and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services (1991-1992). He is a Director of W.R. Grace & Co. (chemicals) and Morrison Knudsen Corporation (engineering and construction). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield (1989) and Society for the Preservation of New England Antiquities, and as an Overseer of the Museum of Fine Arts of Boston (1990).
GERALD C. McDONOUGH (65), Trustee, is Chairman of G.M. Management Group (strategic advisory services). Prior to his retirement in July 1988, he was Chairman and Chief Executive Officer of Leaseway Transportation Corp. (physical distribution services). Mr. McDonough is a Director of ACME-Cleveland Corp. (metal working, telecommunications and electronic products), Brush-Wellman Inc. (metal refining), York International Corp. (air conditioning and refrigeration), Commercial Intertech Corp. (water treatment equipment, 1992), and Associated Estates Realty Corporation (a real estate investment trust, 1993).
EDWARD H. MALONE (70), Trustee. Prior to his retirement in 1985, Mr. Malone was Chairman, General Electric Investment Corporation and a Vice President of General Electric Company. He is a Director of Allegheny Power Systems, Inc. (electric utility), General Re Corporation (reinsurance) and Mattel Inc. (toy manufacturer). In addition, he serves as a Trustee of Corporate Property Investors, the EPS Foundation at Trinity College, the Naples Philharmonic Center for the Arts, and Rensselaer Polytechnic Institute, and he is a member of the Advisory Boards of Butler Capital Corporation Funds and Warburg, Pincus Partnership Funds.
MARVIN L. MANN (61), Trustee (1993) is Chairman of the Board, President, and Chief Executive Officer of Lexmark International, Inc. (office machines, 1991). Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of M.A. Hanna Company (chemicals, 1993) and Infomart (marketing services, 1991), a Trammell Crow Co. In addition, he serves as the Campaign Vice Chairman of the Tri-State United Way (1993) and is a member of the University of Alabama President's Cabinet (1990).
THOMAS R. WILLIAMS (66), Trustee, is President of The Wales Group, Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of BellSouth Corporation (telecommunications), ConAgra, Inc. (agricultural products), Fisher Business Systems, Inc. (computer software), Georgia Power Company (electric utility), Gerber Alley & Associates, Inc. (computer software), National Life Insurance Company of Vermont, American Software, Inc., and AppleSouth, Inc. (restaurants, 1992).
FRED L. HENNING, JR. (55), Vice President, is Vice President of Fidelity's money market (1994) and fixed-income (1995) funds and Senior Vice President of FMR Texas Inc.
LELAND BARRON (36), Vice President (1989), is also Vice President of other funds advised by FMR and an employee of FMR Texas, Inc.
BURNELL STEHMAN (63), Vice President (1992), is also Vice President of other funds advised by FMR and an employee of FMR Texas, Inc.
JOHN TODD (46), Vice President (1992), is also Vice President of other funds advised by FMR and an employee of FMR Texas, Inc.
SCOTT A. ORR (33), Vice President (1992), is also Vice President of other funds advised by FMR and an employee of FMR Texas, Inc.
ARTHUR S. LORING (47), Secretary, is Senior Vice President (1993) and General Counsel of FMR, Vice President-Legal of FMR Corp., and Vice President and Clerk of FDC.
KENNETH A. RATHGEBER (47), Treasurer (1995), is Treasurer of the Fidelity funds and is an employee of FMR (1995). Before joining FMR, Mr. Rathgeber was a Vice President of Goldman Sachs & Co. (1978-1995), where he served in various positions, including Vice President of Proprietary Accounting (1988-1992), Global Co-Controller (1992-1994), and Chief Operations Officer of Goldman Sachs (Asia) LLC (1994-1995)
THOMAS D. MAHER (50), Assistant Vice President (1990), is Assistant Vice President of Fidelity's money market funds and Vice President and Associate General Counsel of FMR Texas Inc. (1990). Prior to 1990, Mr. Maher was an employee of FMR.
JOHN H. COSTELLO (48), Assistant Treasurer, is an employee of FMR.
LEONARD M. RUSH (48), Assistant Treasurer (1994), is an employee of FMR
(1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance of Officer of FMR Corp. (1993-1994); Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993); and Vice President, Assistant Controller, and Director of the Accounting Department - First Boston Corp. (1986-1990).
The following table sets forth information describing the compensation of each current trustee of each fund for his or her services as trustee for
the fiscal year ended March 31, 1995    (August 31, 1995 for Rated Money
Market)    .
COMPENSATION TABLE
             Aggregate Compensation





J. Gary    Ralph F. Phyllis Richard  Edward C.    E.      Donald  Peter S. Gerald C. Edward Marvin L. Thomas
Burkhead** Cox      Burke   J. Flynn Johnson 3d** Bradley J. Kirk Lynch**  McDonough H.     Mann      R.
                    Davis                         Jones                              Malone           Williams

 Rated Money
$ 0        $ 151    $ 145   $ 189    $ 0          $ 151   $ 153   $ 0      $ 151     $ 151  $ 151     $ 150
 Market

 Treasury
0          2,082    1,985   2,568    0            2,059   2,111    0       2,112     2,134  2,032     2,084

 Government
0          1,672    1,600   2,059    0            1,654   1,706    0       1,708     1,723  1,632     1,683

 Money Market
0          2,371    2,246   2,942    0            2,345   2,395    0       2,395     2,416  2,312     2,360

 Domestic
0          464      440     575      0            459     468      0       463       472    452       460

 Tax-Exempt+
0          1,128    1,066   1,393    0            1,111   1,129    0       1,130    1,149   1,099     1,118

 Treasury Only+
0          543      504     679      0            533     544      0       535      533     524       523

Trustees                 Pension or           Estimated Annual    Total
                         Retirement           Benefits Upon       Compensation
                         Benefits Accrued     Retirement from     from the Fund
                         as Part of Fund      the Fund            Complex*
                         Expenses from the    Complex*
                         Fund Complex*

J. Gary Burkhead**       $ 0                  $ 0                 $ 0

Ralph F. Cox              5,200                52,000              125,000

Phyllis Burke Davis       5,200                52,000              122,000

Richard J. Flynn          0                    52,000              154,500

Edward C. Johnson 3d**    0                    0                   0

E. Bradley Jones          5,200                49,400              123,500

Donald J. Kirk            5,200                52,000              125,000

Peter S. Lynch**          0                    0                   0

Gerald C. McDonough       5,200                52,000              125,000

Edward H. Malone          5,200                44,200              128,000

Marvin L. Mann            5,200                52,000              125,000

Thomas R. Williams        5,200                52,000              126,500

* Information is as    of     December 31, 1994 for 206 funds in the
complex.
** Interested trustees of the fund are compensated by FMR.
   + The annualized amounts reported for Tax-Exempt and Treasury Only are for the periods June 1, 1994 through March 31, 1995 and August 1, 1994 through March 31, 1995, respectively. Each fund's fiscal year end changed to March 31 in February 1995.
Under a retirement program adopted in July 1988, the non-interested Trustees, upon reaching age 72, become eligible to participate in a retirement program under which they receive payments during their lifetime from a fund based on their basic trustee fees and length of service. The obligation of a fund to make such payments is not secured or funded. Trustees become eligible if, at the time of retirement, they have served on the Board for at least five years. Currently, Messrs. Ralph S. Saul, William R. Spaulding, Bertram H. Witham, and David L. Yunich, all former non-interested Trustees, receive retirement benefits under the program.
   As of October 23, 1995, the Trustees and officers of each fund owned, in the aggregate, less than 1% of each fund's total outstanding shares.
As of October 25, 1995, the following owned of record or beneficially 5% or more of outstanding shares of each class of the funds:
TREASURY - CLASS I: First Union National Bank (13.32%); Bank of America (11.69%); Texas Commerce Bank, N.A. (9.93%); and First Interstate Bank (6.39%).
TREASURY - CLASS III: Bank Of New York (51.76%); First Union National Bank (17.22%); and Chemical Bank (10.09%).
GOVERNMENT - CLASS I: First Tennessee Bank, Memphis (11.28%); Shawmut Bank Of Boston, N.A. (7.47%); and Texas Commerce Bank, N.A. (7.35%).
GOVERNMENT - CLASS III: Whitney National Bank (22.53%); Boatmen's Trust Co. of St. Louis (16.08%); First Interstate Bank (13.45%); Nationsbank (12.58%); Indiana National Bank (11.37%); United National Bank (11.08%); and First Union National Bank (8.10%).
DOMESTIC - CLASS I: First Union National Bank (15.68%); Texas Commerce Bank, N.A. (11.21%); United States National Bank (10.48%); and Bank of Boston Connecticut (5.21%).
DOMESTIC - CLASS III: Boatmen's Trust Co. of St. Louis (38.71%); First Union National Bank (25.39%); Reliance Trust Company (21.96%); NationsBank (11.47%); and Exchange Bank (9.90%).
MONEY MARKET - CLASS I: FMR Corp. (8.52%); Citibank, N.A. (8.35%); and Shawmut Bank Of Boston, N.A. (5.58%).
MONEY MARKET - CLASS III: First Union National Bank (62.10%); Republic National Bank of New York (12.38%); North American Trust Company (9.45%); and Boatmen's Trust Co. of St. Louis (5.59%).
TREASURY ONLY - CLASS I: First Union National Bank (34.40%); First American Trust Company (8.80%); Ropes & Gray (7.49%); Shawmut Bank Of Boston, N.A. (7.49%); and Bingham, Dana & Gould (5.97%).
TAX-EXEMPT - CLASS I: Shawmut Bank Of Boston, N.A. (12.81%); Wachovia Bank & Trust Company (9.21%); and Fleet National Bank (5.02%).
RATED MONEY MARKET - CLASS I: Promus Companies (15.21%); Bank of America (7.94%); Metric Partners (7.66%); Eastern Utilities Associates (7.17%); and United States Trust Company of NY (5.39%).
A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders. MANAGEMENT CONTRACTS
Each fund employs FMR to furnish investment advisory and other services. Under its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of each fund in accordance with its investment objective, policies, and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing each fund's investments, compensates all officers of each fund, all Trustees who are "interested persons" of the trusts or of FMR, and all personnel of each fund or FMR for performing services relating to research, statistical and investment activities.
In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters, and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal and state laws; developing management and shareholder services for each fund; and furnishing reports, evaluations, and analyses on a variety of subjects to the Trustees.
In addition to the management fee payable to FMR and the fees payable to
UMB, FIIOC, and FSC   ,     each fund    or class thereof, as
applicable,     pays all of its expenses, without limitation, that are not assumed by those parties. Each fund (other than Treasury Only and Rated Money Market) pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor and non-interested Trustees. Although each fund's (other than Treasury Only's and Rated Money Market's) current management contract provides that each fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices and reports to shareholders, the trust, on behalf of each fund has entered into a revised transfer agent agreement with FIIOC and UMB, as applicable, pursuant to which FIIOC or UMB bears the costs of providing these services to existing shareholders of the applicable classes. Other expenses paid by each fund (other than Treasury Only and Rated Money Market) include interest, taxes, brokerage commissions, and each fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal and state securities laws. Each fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation. FMR is responsible for the payment of all expenses of Treasury Only and Rated Money Market with certain exceptions. Specific expenses payable by FMR include, without limitation, expenses for the typesetting, printing, and mailing of proxy materials to shareholders; legal expenses, and the fees of the custodian, auditor, and interested Trustees; costs of typesetting, printing, and mailing prospectuses and statements of additional information, notices and reports to shareholders; and the fund's proportionate share of insurance premiums and Investment Company Institute dues. FMR also provides for transfer agent and dividend disbursing services through FIIOC and portfolio and general accounting record maintenance through FSC.
FMR pays all other expenses of Treasury Only and Rated Money Market with the following exceptions: fees and expenses of all Trustees of the
   applicable     trust who are not "interested persons" of the trust or
FMR (the non-interested Trustees); interest on borrowings (only for Treasury Only); taxes; brokerage commissions (if any); and such nonrecurring expenses as may arise, including costs of any litigation to which a fund may be a party, and any obligation it may have to indemnify the officers and Trustees with respect to litigation.
FMR is each fund's manager pursuant to management contracts dated May 30, 1993 for the FICP funds; January 29, 1992 for Tax-Exempt; September 30,
1993 for Treasury Only   ; and     November 1, 1986 for Rated Money Market,
which were approved by shareholders on November 18, 1992, November 13, 1991, March 24, 1993, and December 8, 1994, respectively.
   For the services of FMR under each contract, each fund (other than Treasury Only and Rated Money Market) pays FMR a monthly management fee at the annual rate of 0.20% of average net assets throughout the month. Treasury Only and Rated Money Market each pay FMR a monthly management fee at the annual rate of 0.42% of average net assets throughout the month. The management fees paid to FMR by Treasury Only and Rated Money Market are reduced by the fees and expenses paid by the respective funds to the non-interested Trustees. Fees received by FMR for the last three fiscal periods are shown in the table below.
Fund   Fiscal Year Ended   Management Fees Paid to FMR

   Rated Money Market           8/31/95             $ 1,352,919*

                                8/31/94              1,781,535*

                                8/31/93              2,893,862*

   Treasury                     3/31/95              8,680,344

                                3/31/94              9,834,025

                                3/31/93              14,029,197

   Government                   3/31/95              6,680,088

                                3/31/94              9,660,519

                                3/31/93              12,610,880

   Domestic                     3/31/95              1,923,368

                                3/31/94              1,525,574

                                3/31/93              1,536,740

   Money Market                 3/31/95              10,436,518

                                3/31/94              10,551,990

                                3/31/93              10,066,276

   Treasury Only                3/31/95**            3,279,429*

                                7/31/94              4,716,697*

                                7/31/93              4,892,175*

                                7/31/92              4,249,814*

   Tax-Exempt                   3/31/95**            3,789,731

                                5/31/94              5,099,831

                                5/31/93              5,036,875

                                5/31/92              4,605,577

   * After reduction of fees and expenses paid by the fund to the non-interested Trustees.
** The fiscal year end of Treasury Only changed from July 31 to March 31 in February 1995. The fiscal year end of Tax-Exempt changed from May 31 to March 31 in February 1995.
FMR may, from time to time, voluntarily reimburse all or a portion of each fund's operating expenses (exclusive of interest, taxes, brokerage commissions, and extraordinary expenses). FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year. Expense reimbursements by FMR will increase each fund's total returns and yield and repayment of the reimbursement by each fund will lower its total returns and yield. During the fiscal periods reported, FMR voluntarily agreed subject to
revision or termination, to reimburse Class I   II     of certain funds if
and to the extent that the fund's Class I   II total     operating
expenses    (excluding interest, taxes, brokerage commissions,
extraordinary expenses, and 12b-1 fees)     were in excess of an annual
rate of its average net assets. The table below identifies the
   classes     in reimbursement; the level at which reimbursement began;
and the dollar amount reimbursed for each    fiscal year ended March 31,
1995, 1994, and 1993    .    Prior to August 31, 1995, Rated Money Market
was not in reimbursement.

                Level at Which
   Fund          Reimbursement Began          Dollar Amount Reimbursed



                                                   1995                 1994                 1993                 1992

   Treasury - Class I               0.20%          $ 3,129,549          $ 2,956,232          $ 3,246,298          N/A

   Treasury - Class III             0.20%            409,770              570                N/A                  N/A

   Government - Class I             0.20%            1,894,134            2,665,587            3,508,338          N/A

   Government - Class III           0.20%            42,272             N/A                  N/A                  N/A

   Domestic - Class I               0.20%            818,759              638,552              645,507            N/A

   Domestic - Class III             0.20%            48,097             N/A                  N/A                  N/A

   Money Market - Class I           0.18%            2,772,106            2,437,428            2,697,402          N/A

   Money Market - Class III         0.18%            230,324              7,565              N/A                  N/A

   Treasury Only - Class I*         0.20%            1,719,806            2,474,345            2,567,107            2,260,410

   Tax-Exempt Class - I**           0.20%            1,429,650            1,643,561            1,591,107            1,590,017


   * Figures for Treasury Only are for the fiscal years ended July 31, 1992, 1993, and 1994, and the fiscal period August 1, 1994 to March 31, 1995. During the fiscal year ended July 31, 1992, the level at which reimbursement began ranged from 0.15% to 0.20%.
** Figures for Tax-Exempt are for the fiscal years ended May 31, 1992, 1993, and 1994, and the fiscal period June 1, 1994 to March 31, 1995. During the fiscal year ended May 31, 1992, the level at which reimbursement began was 0.18%.
To comply with the California Code of Regulations, FMR will reimburse each fund if and to the extent that the fund's aggregate annual operating expenses exceed specified percentages of its average net assets. The applicable percentages are 2 1/2% of the first $30 million, 2% of the next $70 million, and 1 1/2% of average net assets in excess of $100 million. When calculating each fund's expenses for purposes of this regulation, each fund may exclude interest, taxes, brokerage commissions, and extraordinary expenses, as well as a portion of its distribution plan expenses and custodian fees attributable to investment in foreign securities. SUB-ADVISER. FMR has entered into a sub-advisory agreement with FMR Texas pursuant to which FMR Texas has primary responsibility for providing portfolio investment management services to each fund.
Under each sub-advisory agreements dated May 30, 1993, January 29, 1992, September 30, 1973, and November 1, 1989 for the FICP funds, Tax-Exempt, Treasury Only, and Rated Money Market, respectively, FMR pays FMR Texas fees equal to 50% of the management fees payable by FMR under its management contract with each fund. Each sub-advisory agreement was approved by each fund's shareholders on November 18, 1994, November 13, 1991, March 24, 1993, and November 16, 1994 for the FICP funds, Tax-Exempt, Treasury Only, and Rated Money Market, respectively. The fees paid to FMR Texas are not reduced by any voluntary or mandatory expense reimbursements that may be in effect from time to time. The table below shows fees paid by FMR to FMR Texas on behalf of each fund for the fiscal years ended March 31 (August 31 for Rated Money Market), 1995, 1994, and 1993.
          1995          1994          1993          1992


   Rated Money Market           $ 676,460            $ 890,768            $ 1,446,931          N/A

   Treasury                      4,340,172            4,917,013            7,014,599           N/A

   Government                    3,340,044            4,830,260            6,305,440           N/A

   Domestic                      961,684              762,787              768,370             N/A

   Money Market                  5,218,259            5,275,995            5,033,138           N/A

   Treasury Only*                1,639,715            2,358,349            2,446,088           $ 2,124,907

   Tax-Exempt**                  1,894,866            2,549,916            2,518,438             2,302,789


   * Figures for Treasury Only are for the fiscal years ended July 31, 1992, 1993 and 1994, and the fiscal period August 1, 1994 to March 31, 1995.
** Figures for Tax-Exempt are for the fiscal years ended May 31, 1992, 1993 and 1994, and the fiscal period June 1, 1994 to March 31, 1995.
CONTRACTS WITH FMR AFFILIATES
FIIOC is transfer, dividend disbursing, and shareholder servicing agent for Class III shares of Treasury, Government, Domestic, Money Market, Treasury Only, and Rated Money Market (the Taxable Funds). UMB is the transfer agent and shareholder servicing agent for Class III shares of Tax-Exempt. UMB has entered into a sub-arrangement with FIIOC pursuant to which FIIOC performs transfer, dividend disbursing, and shareholder services for Class III shares of Tax-Exempt. FIIOC receives an annual fee and an asset-based fee based on account size. The costs of FIIOC's services for Class III of
Treasury Only and Rated Money Market are bo   r    ne by FMR pursuant to
its management contrac   t    .
For accounts that FIIOC maintains on behalf of UMB, FIIOC receives all such fees.
In addition, FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to shareholders, with the exception of proxy statements. Also, FIIOC pays out-of-pocket expenses associated with providing transfer agent services.
FSC calculates NAV and dividends for Class III of each Taxable Fund,    and
    maintains each Taxable Fund's accounting records   .     UMB has
sub-arrangements with FSC pursuant to which FSC performs the calculations necessary to determine NAV and dividends for Class III of Tax-Exempt, and maintains the accounting records for Tax-Exempt. The annual fee rates for these pricing and bookkeeping services are based on each fund's average net assets, specifically .0175% for the first $500 million of average net assets and .0075% for average net assets in excess of $500 million. The fee is limited to a minimum of $20,000 and a maximum of $750,000 per year. The costs of FSC's services for Rated Money Market and Treasury Only are borne
by FMR pursuant to its management    contract    . Pricing and bookkeeping
fees, including related out-of-pocket expenses, paid to FSC by the funds (except Rated Money Market and Treasury Only) for the past three fiscal
years    ended March 31, 1995, 1994, and 1993     were as follows:
               Pricing and Bookkeeping Fees

                         1995               1994               1993               1992

   Treasury              $ 375,762          $ 419,147          $ 576,072          N/A

   Government             331,070            412,411            523,696           N/A

   Domestic               122,139            107,464            108,548           N/A

   Money Market           441,370            445,362            429,428           N/A

   Tax-Exempt*            309,306            304,324            325,195           $ 332,264


   * Figures for Tax-Exempt are for the fiscal years ended May 31, 1992, 1993, and 1994, and fiscal period June 1, 1994 to March 31, 1995, annualized.
The transfer agent fees and charges for Class III of Tax-Exempt, and pricing and bookkeeping fees for Tax-Exempt described above are paid to FIIOC and FSC, respectively, by UMB, which is entitled to reimbursement from Class III or the fund, as applicable, for these expenses.
Each fund has a distribution agreement with FDC, a Massachusetts corporation organized on July 18, 1960. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The distribution agreement calls for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of each fund, which are continuously offered at net asset value. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.
DISTRIBUTION AND SERVICE PLANS
The Trustees have approved a Distribution and Service Plan on behalf of Class III of each fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of a fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow Class III of the funds and FMR to incur certain expenses that might be considered to constitute direct or indirect payment by the funds of distribution expenses.
Pursuant to the Plans, FDC is paid a distribution fee as a percentage of
    each fund's     Class III   's     average net assets at an annual rate
of 0.25% for each of the funds.
For the fiscal years ended March 31, 1995 and 1994, Class III of each fund paid the following distribution fees:
                      1995               1994

   Treasury              $ 418,917          $ 2,065

   Government             46,340            N/A

   Domestic               52,640            N/A

   Money Market           812,749            40,685

of which the following was retained by FDC:
               1995                1994

Treasury          $ 0          $ 0

Government         0               N/A

Domestic           0               N/A

Money Market       0                   0

No distribution fees were paid by Class III of Treasury Only, Tax-Exempt,
and Rated Money Market, which    will     commence operations on    or
about     November 1, 1995.
Under each Plan, if the payment of management fees by the funds to FMR is deemed to be indirect financing by the funds of the distribution of their shares, such payment is authorized by the Plans. Each Plan specifically
recognizes that FMR    may use its management fee revenue, as well as its
past profits, or its other resources from any other source     to
reimburse FDC for expenses incurred in connection with the distribution of
Class III shares, including     payments    made     to third parties that
assist in selling    Class III     shares of each fund, or to third
parties, including banks, that render shareholder support services. The Trustees have not authorized such payments to date.
Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of each Plan, and have determined that there is a reasonable likelihood that the Plan will benefit the applicable class of each fund and its shareholders. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of shares of the applicable class of each fund, additional sales of fund shares may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.
None of the Plans provide for specific payments by Class III of any of the expenses of FDC or obligates FDC or FMR to perform any specific type or level of distribution activities or incur any specific level of expense in connection with distribution activities. After payments by FDC for advertising, marketing and distribution, and payments to third parties, the amounts remaining, if any, may be used as FDC may elect.
The Class III Plan for Treasury was approved by FMR as the then sole shareholder on October 22, 1993. The Class III Plan for Government was approved by FMR as the then sole shareholder on April 4, 1994. The Class III Plan for Domestic was approved by FMR as the then sole shareholder on July 19, 1994. The Class III Plan for Money Market was approved by FMR as the then sole shareholder on November 17, 1993. The Class III Plans for Treasury Only, Tax-Exempt, and Rated Money Market were approved by FMR as
the then sole shareholder on    October 31    , 1995.
The Glass-Steagall Act generally prohibits federally and state chartered or supervised banks from engaging in the business of underwriting, selling, or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, FDC believes that the Glass-Steagall Act should not preclude a bank from performing shareholder support services, or servicing and recordkeeping functions. FDC intends to engage banks only to perform such functions. However, changes in federal or state statutes and regulations pertaining to the permissible activities of banks and their affiliates or subsidiaries, as well as further judicial or administrative decisions or interpretations, could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services. In such event, changes in the operation of the funds might occur, including possible termination of any automatic investment or redemption or other services then provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and other financial institutions may be required to register as dealers pursuant to state law.
Each fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plans. No preference for the instruments of such depository institutions will be shown in the selection of investments.
DESCRIPTION OF THE TRUSTS
TRUST ORGANIZATION. Treasury, Government, Domestic and Money Market are funds of Fidelity Institutional Cash Portfolios, an open-end management investment company organized as a Delaware business trust on May 30, 1993. The funds acquired all of the assets of U.S. Treasury Portfolio II, U.S. Government Portfolio, Domestic Money Market Portfolio, and Money Market Portfolio, respectively, of Fidelity Institutional Cash Portfolios on May 30, 1993. Currently, there are four funds of Fidelity Institutional Cash
Portfolios: Treasury, Government, Domestic, and Money Market. The Trust Instrument permits the Trustees to create additional funds.
Tax-Exempt is a fund of Fidelity Institutional Tax-Exempt Cash Portfolios, an open-end management investment company organized as a Delaware business trust on January 29, 1992. Tax-Exempt acquired all of the assets of
Fidelity Institutional    Tax-Exempt     Cash Portfolios of Fidelity
Institutional    Tax-Exempt     Cash Portfolios on January 29, 1992.
Currently, Tax-Exempt is the only fund of Fidelity Institutional
Tax-Exempt     Cash Portfolios. The Trust Instrument permits the Trustees to create additional funds.
Treasury Only is a fund of Daily Money Fund, an open-end management investment company organized as a Delaware business trust on September 29, 1993. Treasury Only acquired all of the assets of Fidelity U.S. Treasury Income Portfolio of Daily Money Fund on September 29, 1993. Currently, there are six funds of Daily Money Fund: Treasury Only, Money Market Portfolio, U.S. Treasury Portfolio, Capital Reserves: U.S. Government Portfolio, Capital Reserves: Money Market Portfolio, and Capital Reserves:
Municipal Money Market Portfolio. The Trust Instrument permits the Trustees to create additional funds.
Rated Money Market is a fund of Fidelity Money Market Trust, an open-end management investment company organized as a Delaware business trust on December 29, 1994. Rated Money Market acquired all of the assets of Domestic Money Market Portfolio of Fidelity Money Market Trust on December
29, 199   4    . Currently, there are three funds of Fidelity Money Market
Trust: Rated Money Market, Retirement Money Market Portfolio, and Retirement Government Money Market Portfolio. The Trust Instrument permits the Trustees to create additional funds.
In the event that FMR ceases to be the investment adviser to a fund, the right of the trust or fund to use the identifying name "Fidelity" may be withdrawn. There is a remote possibility that one fund might become liable for any misstatement in its prospectus or statement of additional information about another fund.
The assets of the trusts received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund are segregated on the books of account, and are to be charged with the liabilities with respect to such fund and with a share of the general expenses of the trust. Expenses with respect to the trusts are to be allocated in proportion to the asset value of the respective funds, except where allocations of direct expense can otherwise be fairly made. The officers of the trusts, subject to the general supervision of the Board of Trustees, have the power to determine which expenses are allocable to a given fund, or which are general or allocable to all of the funds. In the event of the dissolution or liquidation of a trust, shareholders of each fund are entitled to receive as a class the underlying assets of such fund available for distribution.
SHAREHOLDER AND TRUSTEE LIABILITY. Each trust is a business trust organized under Delaware law. Delaware law provides that shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. The courts of some states, however, may decline to apply Delaware law on this point. The Trust Instruments contain an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trusts and require that a disclaimer be given in each contract entered into or executed by the trust or the Trustees. The Trust Instruments provide for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund. The Trust Instruments also provide that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual
limitation of liability was in effect, and the fund    is     unable to
meet    its     obligations. FMR believes that, in view of the above, the
risk of personal liability to shareholders is extremely remote.
The Trust Instruments further provide that the Trustees, if they have exercised reasonable care, shall not be personally liable to any person other than the trust or its shareholders; moreover, the Trustees shall not be liable for any conduct whatsoever, provided that Trustees are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office. Claims asserted against one class of shares may subject holders of another class of shares to certain liabilities.
VOTING RIGHTS. Each fund's capital consists of shares of beneficial interest. As a shareholder of Rated Money Market, you receive one vote for each dollar value of net asset value you own. The shares have no preemptive or conversion rights; the voting and dividend rights, the right of redemption, and the privilege of exchange are described in the Prospectus. Shares are fully paid and non-assessable, except as set forth under the heading "Shareholder and Trustee Liability" above. Shareholders representing 10% or more of a trust, fund or class may, as set forth in
each of the Trust Instruments, call meetings of the    t    rust, fund, or
class, for any purpose related to the    t    rust, fund, or class, as the
case may be, including, in the case of a meeting of the entire
   t    rust, the purpose of voting on removal of one or more Trustees.
Any trust or fund may be terminated upon the sale of its assets to, or merger with, another open-end management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by vote of the holders of a majority of the outstanding shares of the trust or fund (or, for Rated Money Market, as determined by the current value of each shareholder's investment in the fund or trust); however, the Trustees may, without prior shareholder
approval, change the form o   f     organization of the trust or fund by
merger, consolidation, or incorporation. If not so terminated, the trust and its funds will continue indefinitely.
   Under the Trust Instruments, the Trustees may, without shareholder vote, cause a trust to merge or consolidate into one or more trusts, partnerships, or corporations, or cause the trust to be incorporated under Delaware law, so long as the surviving entity is an open-end management investment company that will succeed to or assume the trust's registration statement. Each fund may invest all of its assets in another investment company.
CUSTODIAN. Morgan Guaranty Trust Company of New York, 60 Wall Street, New
York, NY 10260 is custodian of the assets of    each     fund, except
Treasury and Tax-Exempt. Bank of New York, 48 Wall Street, New York, New York is custodian of the assets of Treasury. The custodian for Tax-Exempt is UMB, 1010 Grand Avenue, Kansas City Missouri. The custodian is responsible for the safekeeping of a fund's assets and the appointment of subcustodian banks and clearing agencies. The custodian takes no part in determining the investment policies of a fund or in deciding which securities are purchased or sold by a fund. However, a fund may invest in obligations of the custodian and may purchase securities from or sell securities to the custodian. Chemical Bank, headquartered in New York, may also serve as a special purpose custodian of certain assets in connection with pooled repurchase agreement transactions.
FMR, its officers and directors, its affiliated companies, and the funds' Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.
AUDITOR   S    . Coopers & Lybrand L.L.P., 1999 Bryan St   reet,     Suite
3000, Dallas, TX 75201 serves as the independent accountant for Tax-Exempt, Treasury Only, and Rated Money Market. Price Waterhouse LLP, 2001 Ross Avenue, Suite 1800, Dallas, TX 75201 serves as the independent accountant for the FICP funds. The auditors examine financial statements for the funds and provide other audit, tax, and related services.
FINANCIAL STATEMENTS
Each fund's financial statements and financial highlights for the fiscal
year ended March 31, 1995    (August 31, 1995 for Rated Money Market)
are included in    the     funds   '     Annual Report, which is a separate
report supplied with this SAI. Each fund's financial statements and financial highlights are incorporated herein by reference.
APPENDIX
The descriptions that follow are examples of eligible ratings for the funds. The funds may, however, consider the ratings for other types of investments and the ratings assigned by other rating organizations when determining the eligibility of a particular investment.
DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S COMMERCIAL PAPER RATINGS:
Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:
Leading market positions in well established industries.
High rates of return on funds employed.
Conservative capitalization structures with moderate reliance on debt and ample asset protection.
Broad margins in earning coverage of fixed financial charges and with high internal cash generation.
Well-established access to a range of financial markets and assured sources of alternate liquidity.
Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earning trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.
DESCRIPTION OF STANDARD & POOR'S CORPORATION'S COMMERCIAL PAPER RATINGS:
A - Issues assigned this highest rating are regarded as having the greatest
capacity for timely payment.    I    ssues in this category are delineated
with the numbers 1 and 2 to indicate the relative degree of safety.
A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.
A-2 - Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.
PART C - OTHER INFORMATION
Item 24.  Financial Statements and Exhibits
    (a) 1. Financial Statements and Financial Highlights, included in the Annual Report for Fidelity Institutional Tax-Exempt Cash Portfolios:
Tax-Exempt for the fiscal period June 1, 1994 through March 31, 1995 are included in the fund's prospectus, are incorporated by reference into the fund's Statement of Additional Information, and were filed May 22, 1995 for Fidelity Institutional Tax-Exempt Cash Portfolios (File No. 811-3407), pursuant to Rule 30d-1 under the Investment Company Act of 1940, and are incorporated herein by reference.
     (b) Exhibits:
 1. (a) Trust Instrument dated June 20, 1991 was electronically filed and is incorporated herein by reference to Exhibit 1(a) to Post-Effective Amendment No. 28.
     (b) Certificate of Trust of Fidelity Institutional Tax-Exempt Cash Portfolios II, dated June 20, 1991 was electronically filed and is incorporated herein by reference to Exhibit 1(b) to Post-Effective Amendment No. 28.
     (c) Certificate of Amendment of Fidelity Institutional Tax-Exempt Cash Portfolios II to Fidelity Institutional Tax-Exempt Cash Portfolios, dated January 29, 1992 was electronically filed and is incorporated herein by reference to Exhibit 1(c) to Post-Effective Amendment No. 28.
 2. (a)   Bylaws of the Trust effective May 19, 1994 were electronically filed and are incorporated herein by reference to Exhibit 2(a) to Union Street Trust II's Post-Effective Amendment No. 10.
 3. Not applicable.
 4. Not applicable.
 5. (a) Management Contract between Fidelity Institutional Tax-Exempt Cash Portfolios II and Fidelity Management & Research Company, dated January 29, 1992, was electronically filed and is incorporated herein by reference to
Exhibit 5(a) to Post-Effective Amendment No. 28.
 (b) Sub-Advisory Agreement between FMR Texas Inc. and Fidelity Management & Research Company, dated January 29, 1992, was electronically filed and is incorporated herein by reference to Exhibit 5(b) to Post-Effective Amendment No. 28.
 6. General Distribution Agreement between Fidelity Institutional Tax-Exempt Cash Portfolios II and Fidelity Distributors Corporation was electronically filed and is incorporated herein by reference to Exhibit 5(c) to Post-Effective Amendment No. 28.
 7. Retirement Plan for Non-Interested Trustees, Directors or General Partners, effective November 1, 1989, was electronically filed and is incorporated herein by reference to Exhibit 7 to Union Street Trust's Post-Effective Amendment No. 87.
 8. Custodian Agreement, Appendix A, Appendix B, and Appendix C, dated December 1, 1994, between UMB Bank, n.a. and the Registrant was electronically filed and is incorporated herein by reference to Exhibit 8 to Fidelity California Municipal Trust's Post-Effective Amendment No. 28 (File No. 2-83367).
 9. Not applicable.
 10. Not applicable.
 11. Consent of Coopers & Lybrand L.L.P. is filed herein as Exhibit 11.
 12. Not applicable.
 13. Not applicable.
 14. Not applicable.
 15.(a) Service Plan pursuant to Rule 12b-1 for Fidelity Institutional Tax-Exempt Cash Portfolios II was electronically filed and is incorporated herein by reference to Exhibit 15 to Post -Effective Amendment No. 28.
 15.(b) Distribution and Service Plan pursuant to Rule 12b-1, for Tax-Exempt Class II was electronically filed and is incorporated herein by reference to Exhibit 15(b) to Post -Effective Amendment No. 30
 15.(c) Distribution and Service Plan pursuant to Rule 12b-1, for Tax-Exempt Class III was electronically filed and is incorporated herein by reference to Exhibit 15(c) to Post -Effective Amendment No. 30.
 16. Schedules for computations of performance quotations for Fidelity Institutional Tax-Exempt Cash Portfolios were electronically filed and are incorporated herein by reference to Exhibit 16 to Post -Effective Amendment No. 28.
 17.  A Financial Data Schedule is electronically filed herein as Exhibit
17.
 18. A Multiple Class of Shares Plan was electronically filed and is incorporated herein by reference to Exhibit 15(c) to Post -Effective Amendment No. 30.
Item 25. Persons Controlled by or under Common Control with Registrant
  The Board of Trustees of Registrant is the same as the Boards of other funds advised by FMR, each of which has Fidelity Management & Research Company as its investment adviser. In addition, the officers of these funds are substantially identical. Nonetheless, Registrant takes the position that it is not under common control with these other funds since the power residing in the respective boards and officers arises as the result of an official position with the respective funds.
Item 26.  Number of Holders of Securities
As of September 30, 1995.
Title of Class   Number of Record Holders

 Tax-Exempt Class I    673
 Tax-Exempt Class II    0
 Tax-Exempt Class III    0
Item 27. Indemnification
  Pursuant to Del. Code Ann. title 12 (sub-section) 3817, a Delaware business trust may provide in its governing instrument for the indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article X, Section 10.02 of the Declaration of Trust states that the Registrant shall indemnify any present trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee, officer, or both, and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, "disabling conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Declaration of Trust, that the officer or trustee did not engage in disabling conduct.
  Pursuant to Section 11 of the Distribution Agreement, the Registrant agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Registrant included a materially misleading statement or omission. However, the Registrant does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Registrant by or on behalf of the Distributor. The Registrant does not agree to indemnify the parties against any liability to which they would be subject by reason of their own disabling conduct.
  Pursuant to the agreement by which Fidelity Service Company (Service) is appointed sub-transfer agent, the Transfer Agent agrees to indemnify Service for its losses, claims, damages, liabilities and expenses to the extent the Transfer Agent is entitled to and receives indemnification from the Registrant for the same events. Under the Transfer Agency Agreement, the Registrant agrees to indemnify and hold the Transfer Agent harmless against any losses, claims, damages, liabilities, or expenses resulting from:
 (1) any claim, demand, action or suit brought by any person other than the Registrant, which names the Transfer Agent and/or the Registrant as a party and is not based on and does not result from the Transfer Agent's willful misfeasance, bad faith, negligence or reckless disregard of its duties, and arises out of or in connection with the Transfer Agent's performance under the Transfer Agency Agreement; or
 (2) any claim, demand, action or suit (except to the extent contributed to by the Transfer Agent's willful misfeasance, bad faith, negligence or reckless disregard of its duties) which results from the negligence of the Registrant, or from the Transfer Agent's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of the Transfer Agent's acting in reliance upon advice reasonably believed by the Transfer Agent to have been given by counsel for the Registrant, or as a result of the Transfer Agent's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.
Item 28. Business and Other Connections of Investment Adviser
 (1)  FIDELITY MANAGEMENT & RESEARCH COMPANY
 FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held, during the past two fiscal years, the following positions of a substantial nature.

Edward C. Johnson 3d   Chairman of the Executive Committee of FMR; President
                       and Chief Executive Officer of FMR Corp.; Chairman of
                       the Board and a Director of FMR, FMR Corp., FMR Texas
                       Inc., Fidelity Management & Research (U.K.) Inc., and
                       Fidelity Management & Research (Far East) Inc.; President
                       and Trustee of funds advised by FMR.



J. Gary Burkhead       President of FMR; Managing Director of FMR Corp.;
                       President and a Director of FMR Texas Inc., Fidelity
                       Management & Research (U.K.) Inc., and Fidelity
                       Management & Research (Far East) Inc.; Senior Vice
                       President and Trustee of funds advised by FMR.



Peter S. Lynch         Vice Chairman and Director of FMR.



Robert Beckwitt        Vice President of FMR and of funds advised by FMR.



David Breazzano        Vice President of FMR (1993) and of a fund advised by
                       FMR.



Stephan Campbell       Vice President of FMR (1993).



Dwight Churchill       Vice President of FMR (1993).



William Danoff         Vice President of FMR (1993) and of a fund advised by
                       FMR.



Scott DeSano           Vice President of FMR (1993).



Penelope Dobkin        Vice President of FMR and of a fund advised by FMR.



Larry Domash           Vice President of FMR (1993).



George Domolky         Vice President of FMR (1993) and of a fund advised by
                       FMR.



Robert K. Duby         Vice President of FMR.



Margaret L. Eagle      Vice President of FMR and of a fund advised by FMR.



Kathryn L. Eklund      Vice President of FMR.



Richard B. Fentin      Senior Vice President of FMR (1993) and of a fund advised
                       by FMR.



Daniel R. Frank        Vice President of FMR and of funds advised by FMR.



Michael S. Gray        Vice President of FMR and of funds advised by FMR.



Lawrence Greenberg     Vice President of FMR (1993).



Barry A. Greenfield    Vice President of FMR and of a fund advised by FMR.



William J. Hayes       Senior Vice President of FMR; Equity Division Leader.



Robert Haber           Vice President of FMR and of funds advised by FMR.



Richard Haberman       Senior Vice President of FMR (1993).



Daniel Harmetz         Vice President of FMR and of a fund advised by FMR.



Ellen S. Heller        Vice President of FMR.




John Hickling   Vice President of FMR (1993) and of funds advised by
                FMR.




Robert F. Hill              Vice President of FMR; Director of Technical Research.



Stephen P. Jonas            Treasurer and Vice President of FMR (1993)); Treasurer of
                            FMR Texas Inc. (1993), Fidelity Management & Research
                            (U.K.) Inc. (1993), and Fidelity Management & Research
                            (Far East) Inc. (1993).



David B. Jones              Vice President of FMR (1993).



Steven Kaye                 Vice President of FMR (1993) and of a fund advised by
                            FMR.



Frank Knox                  Vice President of FMR (1993).



Robert A. Lawrence          Senior Vice President of FMR (1993); High Income
                            Division Leader.



Alan Leifer                 Vice President of FMR and of a fund advised by FMR.



Harris Leviton              Vice President of FMR (1993) and of a fund advised by
                            FMR.



Bradford E. Lewis           Vice President of FMR and of funds advised by FMR.



Malcolm W. MacNaught III    Vice President of FMR (1993).



Robert H. Morrison          Vice President of FMR; Director of Equity Trading.



David Murphy                Vice President of FMR and of funds advised by FMR.



Andrew Offit                Vice President of FMR (1993).



Judy Pagliuca               Vice President of FMR (1993).



Jacques Perold              Vice President of FMR.



Anne Punzak                 Vice President of FMR and of funds advised by FMR.



Lee Sandwen                 Vice President of FMR (1993).



Patricia A. Satterthwaite   Vice President of FMR (1993) and of a fund advised by
                            FMR.



Thomas T. Soviero           Vice President of FMR (1993).



Robert E. Stansky           Senior Vice President of FMR (1993) and of funds advised
                            by FMR.



Gary L. Swayze              Vice President of FMR and of funds advised by FMR;
                            Tax-Free Fixed-Income Group Leader.



Thomas Sweeney              Vice President of FMR (1993).



Donald Taylor               Vice President of FMR (1993) and of funds advised by
                            FMR.



Beth F. Terrana             Senior Vice President of FMR (1993) and of funds advised
                            by FMR.



Joel Tillinghast            Vice President of FMR (1993) and of a fund advised by
                            FMR.



Robert Tucket               Vice President of FMR (1993).



George A. Vanderheiden      Senior Vice President of FMR; Vice President of funds
                            advised by FMR; Growth Group Leader.



Jeffrey Vinik               Senior Vice President of FMR (1993) and of a fund advised
                            by FMR.



Guy E. Wickwire             Vice President of FMR and of a fund advised by FMR.



Arthur S. Loring            Senior Vice President (1993), Clerk, and General Counsel
                            of FMR; Vice President, Legal of FMR Corp.; Secretary of
                            funds advised by FMR.



(2)  FMR TEXAS INC. (FMR Texas)
 FMR Texas provides investment advisory services to Fidelity Management & Research Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d   Chairman and Director of FMR Texas; Chairman of the
                       Executive Committee of FMR; President and Chief
                       Exective Officer of FMR Corp.; Chairman of the Board
                       and a Director of FMR, FMR Corp., Fidelity
                       Management & Research (Far East) Inc. and Fidelity
                       Management & Research (U.K.) Inc.; President and
                       Trustee of funds advised by FMR.



J. Gary Burkhead       President and Director of FMR Texas; President of FMR;
                       Managing Director of FMR Corp.; President and a
                       Director of Fidelity Management & Research (Far East)
                       Inc. and Fidelity Management & Research (U.K.) Inc.;
                       Senior Vice President and Trustee of funds advised by
                       FMR.



Fred L. Henning, Jr.   Senior Vice President of FMR Texas; Fixed-Income
                       Division Leader (1995).



Robert Auld            Vice President of FMR Texas (1993).



Leland Barron          Vice President of FMR Texas and of funds advised by
                       FMR.



Robert Litterst        Vice President of FMR Texas and of funds advised by
                       FMR (1993).



Thomas D. Maher        Vice President of FMR Texas and Assistant Vice
                       President of funds advised by FMR.



Burnell R. Stehman     Vice President of FMR Texas and of funds advised by
                       FMR.



John J. Todd           Vice President of FMR Texas and of funds advised by
                       FMR.



Sarah H. Zenoble       Vice President of FMR Texas; Money Market Division
                       Leader (1995).



Stephen P. Jonas       Treasurer of FMR Texas Inc. (1993), Fidelity
                       Management & Research (U.K.) Inc. (1993), and Fidelity
                       Mangement & Research (Far East) Inc. (1993); Treasurer
                       and Vice President of FMR (1993).



David C. Weinstein     Secretary of FMR Texas; Clerk of Fidelity Management
                       & Research (U.K.) Inc.; Clerk of Fidelity Management &
                       Research (Far East) Inc.



Item 29. Principal Underwriters
(a) Fidelity Distributors Corporation (FDC) acts as distributor for most funds advised by FMR and the following other funds:
ARK Funds
(b)

Name and Principal   Positions and Offices   Positions and Offices

Business Address*    With Underwriter        With Registrant

Edward C. Johnson 3d   Director                   Trustee and President

Nita B. Kincaid        Director                   None

W. Humphrey Bogart     Director                   None

Kurt A. Lange          President and Treasurer    None

William L. Adair       Senior Vice President      None

Thomas W. Littauer     Senior Vice President      None

Arthur S. Loring       Vice President and Clerk   Secretary

* 82 Devonshire Street, Boston, MA
 (c) Not applicable.
Item 30. Location of Accounts and Records
 All accounts, books, and other documents required to be maintained by
Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company or Fidelity Service Co., 82 Devonshire Street, Boston, MA 02109, or the fund's custodian: UMB Bank, n.a., 1010 Grand Avenue, Kansas City, MO.
Item 31.  Management Services
 Not applicable.
Item 32.  Undertakings
 The Registrant, on behalf of Fidelity Institutional Tax-Exempt Cash Portfolios, undertakes to deliver to each person who has received the prospectus or annual or semiannual financial report for a fund in an electronic format, upon his or her request and without charge, a paper copy of the prospectus or annual or semiannual report for the fund.
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 31 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 30th day of October 1995.
      FIDELITY INSTITUTIONAL TAX-EXEMPT CASH PORTFOLIOS
      By /s/Edward C. Johnson 3d (dagger)
        Edward C. Johnson 3d, President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
     (Signature)    (Title)   (Date)


/s/Edward C. Johnson 3d(dagger)   President and Trustee

    Edward C. Johnson 3d          (Principal Executive Officer)   October 30, 1995




/s/Kenneth A. Rathgeber     Treasurer   October 30, 1995

    Kenneth A. Rathgeber

/s/J. Gary Burkhead    Trustee   October 30, 1995

    J. Gary Burkhead


/s/Ralph F. Cox              *   Trustee   October 30, 1995

   Ralph F. Cox


/s/Phyllis Burke Davis   *   Trustee   October 30, 1995

    Phyllis Burke Davis


/s/Richard J. Flynn         *   Trustee   October 30, 1995

    Richard J. Flynn


/s/E. Bradley Jones         *   Trustee   October 30, 1995

    E. Bradley Jones


/s/Donald J. Kirk             *   Trustee   October 30, 1995

    Donald J. Kirk


/s/Peter S. Lynch             *   Trustee   October 30, 1995

    Peter S. Lynch


/s/Edward H. Malone      *   Trustee   October 30, 1995

   Edward H. Malone


/s/Marvin L. Mann_____*    Trustee   October 30, 1995

   Marvin L. Mann

/s/Gerald C. McDonough*   Trustee   October 30, 1995

    Gerald C. McDonough

/s/Thomas R. Williams    *   Trustee   October 30, 1995

   Thomas R. Williams

(dagger) Signatures affixed by J. Gary Burkhead pursuant to a power of attorney dated December 15, 1994 and filed herewith.
* Signature affixed by Robert C. Hacker pursuant to a power of attorney dated December 15, 1994 and filed herewith.
POWER OF ATTORNEY
 I, the undersigned President and Director, Trustee or General Partner, as the case may be, of the following investment companies:

Daily Money Fund                         Fidelity Institutional Tax-Exempt Cash Portfolios
Daily Tax-Exempt Money Fund              Fidelity Institutional Investors Trust
Fidelity Beacon Street Trust             Fidelity Money Market Trust II
Fidelity California Municipal Trust II   Fidelity Municipal Trust II
Fidelity Court Street Trust II           Fidelity New York Municipal Trust II
Fidelity Hereford Street Trust           Fidelity Phillips Street Trust
Fidelity Institutional Cash Portfolios   Fidelity Union Street Trust II


in addition to any other investment company for which Fidelity Management & Research Company acts as investment adviser and for which the undersigned individual serves as President and Board Member (collectively, the "Funds"), hereby severally constitute and appoint J. Gary Burkhead, my true and lawful attorney-in-fact, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacity any Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Pre-Effective Amendments or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.
 WITNESS my hand on the date set forth below.
/s/Edward C. Johnson 3d         December 15, 1994

Edward C. Johnson 3d


POWER OF ATTORNEY
 We, the undersigned Directors, Trustees or General Partners, as the case may be, of the following investment companies:

Daily Money Fund                         Fidelity Institutional Tax-Exempt Cash Portfolios
Daily Tax-Exempt Money Fund              Fidelity Institutional Investors Trust
Fidelity Beacon Street Trust             Fidelity Money Market Trust II
Fidelity California Municipal Trust II   Fidelity Municipal Trust II
Fidelity Court Street Trust II           Fidelity New York Municipal Trust II
Fidelity Hereford Street Trust           Fidelity Phillips Street Trust
Fidelity Institutional Cash Portfolios   Fidelity Union Street Trust II


in addition to any other investment company for which Fidelity Management & Research Company acts as investment adviser and for which the undersigned individual serves as a Director, Trustee or General Partner (collectively, the "Funds"), hereby severally constitute and appoint Arthur J. Brown, Arthur C. Delibert, Robert C. Hacker, Richard M. Phillips, Dana L. Platt and Stephanie A. Djinis, each of them singly, my true and lawful attorney-in-fact, with full power of substitution, and with full power to each of them, to sign for me and my name in the appropriate capacities any Registration Statements of the Funds on Form N-1A or any successor thereto, any and all subsequent Pre-Effective Amendments or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said attorney-in-fact or their substitutes may do or cause to be done by virtue hereof.
 WITNESS our hands on this fifteenth day of December, 1994.
/s/Edward C. Johnson 3d         /s/Donald J. Kirk

Edward C. Johnson 3d            Donald J. Kirk





/s/J. Gary Burkhead             /s/Peter S. Lynch

J. Gary Burkhead                Peter S. Lynch





/s/Ralph F. Cox                 /s/Marvin L. Mann

Ralph F. Cox                    Marvin L. Mann





/s/Phyllis Burke Davis          /s/Edward H. Malone

Phyllis Burke Davis             Edward H. Malone





/s/Richard J. Flynn             /s/Gerald C. McDonough

Richard J. Flynn                Gerald C. McDonough





/s/E. Bradley Jones             /s/Thomas R. Williams

E. Bradley Jones                Thomas R. Williams